UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Michele T. Mosca    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 through April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18
Actual	$1,000.00	$1,050.30	$5.34
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2018

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 15.0%
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	1,125	$1,761,896
Booking Holdings, Inc.*	1,010	2,199,780

		3,961,676

Specialty Retail - 7.0%
AutoZone, Inc.*	2,040	1,274,021
Dick’s Sporting Goods, Inc.	31,405	1,039,191
O’Reilly Automotive, Inc.*	8,440	2,161,231
Ulta Beauty, Inc.*	3,435	861,876

		5,336,319

Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc. - Class B	31,625	2,162,834

Total Consumer Discretionary		11,460,829

Consumer Staples - 7.9%
Beverages - 1.7%
The Coca-Cola Co.	29,695	1,283,121

Food & Staples Retailing - 1.7%
Sprouts Farmers Market, Inc.*	50,295	1,258,884

Food Products - 2.8%
Campbell Soup Co.	34,900	1,423,222
Mondelez International, Inc. - Class A	18,480	729,960

		2,153,182

Tobacco - 1.7%
Altria Group, Inc.	12,140	681,175
Philip Morris International, Inc.	7,755	635,910

		1,317,085

Total Consumer Staples		6,012,272

Energy - 2.2%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.*	31,805	584,894
Ensco plc - Class A	29,635	167,438
Transocean Ltd.*	72,200	893,114

Total Energy		1,645,446

Financials - 7.7%
Capital Markets - 7.7%
BlackRock, Inc.	3,640	1,898,260
The Charles Schwab Corp.	38,000	2,115,840
E*TRADE Financial Corp.*	31,040	1,883,507

Total Financials		5,897,607

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care - 18.7%
Biotechnology - 9.5%
Biogen, Inc.*	3,620	$990,432
BioMarin Pharmaceutical, Inc.*	17,690	1,477,292
Incyte Corp.*	33,400	2,068,796
Regeneron Pharmaceuticals, Inc.*	3,710	1,126,653
Seattle Genetics, Inc.*	20,300	1,039,157
Vertex Pharmaceuticals, Inc.*	3,465	530,699

		7,233,029

Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc.*	1,955	861,725

Health Care Providers & Services - 1.2%
DaVita, Inc.*	14,855	932,745

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	5,950	1,251,582

Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	14,045	732,166
Johnson & Johnson	16,900	2,137,681
Merck & Co. ,Inc.	19,815	1,166,509

		4,036,356

Total Health Care		14,315,437

Industrials - 5.3%
Air Freight & Logistics - 2.1%
FedEx Corp.	6,595	1,630,284

Commercial Services & Supplies - 1.3%
Advanced Disposal Services, Inc.*	43,440	957,418

Professional Services - 1.0%
Equifax, Inc.	6,805	762,500

Road & Rail - 0.9%
Genesee & Wyoming, Inc. - Class A*	10,120	720,544

Total Industrials		4,070,746

Information Technology - 25.3%
Internet Software & Services - 4.5%
Alphabet, Inc. - Class A*	590	600,962
Alphabet, Inc. - Class C*	555	564,618
Facebook, Inc. - Class A*	12,965	2,229,980

		3,395,560

IT Services - 5.8%
Mastercard, Inc. - Class A	10,160	1,811,223

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	20,585	$2,611,825

		4,423,048

Semiconductors & Semiconductor Equipment - 5.4%
Qorvo, Inc.*	30,755	2,072,887
Skyworks Solutions, Inc.	10,905	946,118
Texas Instruments, Inc.	11,130	1,128,916

		4,147,921

Software - 9.6%
Adobe Systems, Inc.*	5,390	1,194,424
Electronic Arts, Inc.*	14,240	1,680,035
Microsoft Corp.	21,685	2,027,981
ServiceNow, Inc.*	14,830	2,463,856

		7,366,296

Total Information Technology		19,332,825

Materials - 10.1%
Chemicals - 5.2%
Axalta Coating Systems Ltd.*	39,915	1,233,374
CF Industries Holdings, Inc.	20,835	808,398
Olin Corp.	37,835	1,142,239
RPM International, Inc.	15,610	753,963

		3,937,974

Containers & Packaging - 3.1%
Ball Corp.	31,830	1,276,065
Sealed Air Corp.	25,810	1,131,768

		2,407,833

Metals & Mining - 1.8%
Freeport-McMoRan, Inc.	42,375	644,524
Southern Copper Corp. (Peru)	13,955	736,964

		1,381,488

Total Materials		7,727,295

Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITS) - 3.5%
American Tower Corp.	11,650	1,588,594
SBA Communications Corp.*	7,000	1,121,610

Total Real Estate		2,710,204

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Zayo Group Holdings, Inc.*	45,260	$1,642,938

TOTAL COMMON STOCKS
(Identified Cost $62,948,871)		74,815,599

SHORT-TERM INVESTMENT - 1.4%
Dreyfus Government Cash Management[1] , 1.60%
(Identified Cost $1,047,594)	1,047,594	1,047,594

TOTAL INVESTMENTS - 99.2%
(Identified Cost $63,996,465)		75,863,193
OTHER ASSETS, LESS LIABILITIES - 0.8%		637,373

NET ASSETS - 100%		$76,500,566

*Non-income producing security.

1 Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Assets and Liabilities

April 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $63,996,465) (Note 2)	$75,863,193
Receivable for securities sold	1,181,696
Dividends receivable	10,277
Receivable for fund shares sold	5,512
Prepaid expenses	717

TOTAL ASSETS	77,061,395

LIABILITIES:

Accrued management fees (Note 3)	34,623
Accrued shareholder services fees (Class S) (Note 3)	15,829
Accrued fund accounting and administration fees (Note 3)	13,272
Accrued Chief Compliance Officer service fees (Note 3)	323
Payable for securities purchased	350,430
Payable for fund shares repurchased	102,865
Other payables and accrued expenses	43,487

TOTAL LIABILITIES	560,829

TOTAL NET ASSETS	$76,500,566

NET ASSETS CONSIST OF:

Capital stock	$54,907
Additional paid-in-capital	58,959,475
Undistributed net investment loss	(129,811)
Accumulated net realized gain on investments	5,749,267
Net unrealized appreciation (depreciation) on investments	11,866,728

TOTAL NET ASSETS	$76,500,566

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($76,500,566/5,490,748 shares)	$13.93

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends	$293,831

EXPENSES:

Management fees (Note 3)	302,601
Shareholder services fees (Class S)(Note 3)	100,867
Fund accounting and administration fees (Note 3)	19,980
Directors’ fees (Note 3)	2,836
Chief Compliance Officer service fees (Note 3)	2,032
Custodian fees	1,847
Miscellaneous	69,657

Total Expenses	499,820
Less reduction of expenses (Note 3)	(76,178)

Net Expenses	423,642

NET INVESTMENT LOSS	(129,811)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	6,143,289
Net change in unrealized appreciation (depreciation) on investments	(1,592,221)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,551,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,421,257

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(129,811)	$89,394
Net realized gain (loss) on investments	6,143,289	7,935,062
Net change in unrealized appreciation (depreciation) on investments	(1,592,221)	9,384,301

Net increase from operations	4,421,257	17,408,757

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net realized gain on investments (Class S)	(5,983,528)	(4,244,499)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(5,292,070)	(28,279,625)

Net decrease in net assets	(6,854,341)	(15,115,367)

NET ASSETS:

Beginning of period	83,354,907	98,470,274

End of period (including undistributed net investment loss of $129,811 and $0, respectively)	$76,500,566	$83,354,907

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Financial Highlights*

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.27	$12.20	$16.62	$21.15	$21.60	$19.03

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	0.01	(0.07)	0.01	(0.00)[2]	0.01
Net realized and unrealized gain (loss) on investments	0.72	2.63	0.64	(0.42)	2.51	5.14

Total from investment operations	0.70	2.64	0.57	(0.41)	2.51	5.15

Less distributions to shareholders:
From net investment income	—	—	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)
From net realized gain on investments	(1.04)	(0.57)	(4.99)	(4.12)	(2.95)	(2.55)

Total distributions to shareholders	(1.04)	(0.57)	(4.99)	(4.12)	(2.96)	(2.58)

Net asset value - End of period	$13.93	$14.27	$12.20	$16.62	$21.15	$21.60

Net assets - End of period (000’s omitted)	$76,501	$83,355	$98,470	$500,946	$1,290,335	$1,237,520

Total return[3]	5.03%	22.68%[4]	6.16%	(1.46%)	13.23%	30.61%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.05%[5]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.32%)[5]	0.10%	(0.55%)	0.04%	(0.01%)	0.06%
Portfolio turnover	25%	71%	40%	62%	61%	52%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.19%[5]	0.15%	0.09%	0.03%	0.02%	0.06%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Series’ total return is 21.48%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 200 million have been designated as Equity Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,460,829	$11,460,829	$—	$—
Consumer Staples	6,012,272	6,012,272	—	—
Energy	1,645,446	1,645,446	—	—
Financials	5,897,607	5,897,607	—	—
Health Care	14,315,437	14,315,437	—	—
Industrials	4,070,746	4,070,746	—	—
Information Technology	19,332,825	19,332,825	—	—
Materials	7,727,295	7,727,295	—	—
Real Estate	2,710,204	2,710,204	—	—
Telecommunication Services	1,642,938	1,642,938	—	—
Mutual Fund	1,047,594	1,047,594	—	—

Total assets	$75,863,193	$75,863,193	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or April 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2014 through October 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for this role.

Shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

services. For these services, Shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series, exclusive of shareholder services fees, in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor waived fees of $76,178 for the six months ended April 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $19,716,028 and $32,224,737 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 04/30/18		FOR THE YEAR ENDED 10/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	193,545	$2,759,379	452,939	$5,772,026
Reinvested	426,205	5,860,318	350,413	4,117,356
Repurchased	(972,220)	(13,911,767)	(3,033,987)	(38,169,007)

Total	(352,470)	$(5,292,070)	(2,230,635)	$(28,279,625)

At April 30, 2018, the Advisor and its affiliates owned 7.8% of the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2017, were as follows:

Long-term capital gains	$4,244,499

At April 30, 2018, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$64,134,580
Unrealized appreciation	14,465,793
Unrealized depreciation	(2,737,180)

Net unrealized appreciation	$11,728,613

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 16, 2017, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral information to the Board to assist the Board in its considerations. The discussion below outlines the materials and information presented to the Board in connection with the Board’s 2017 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the Advisor’s personnel who perform services to the Fund, the strength of its compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources in domestic and foreign financial markets. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the teams during the past year, investment team compensation and investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s non-U.S. portfolios which have resulted in a downward trend in assets under management. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund, and the Series’ actual and comparative performance, especially over the current market cycle supported the renewal of the agreement.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firmwide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

16

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund. The Advisor also presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a mean and median basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. In addition, the Board considered fee reductions that went into effect for the Fund’s Target Series in October 2017, as well as projected fee and expense changes for certain Series approved by the Board in a prior Board meeting. These fee and expense changes would go into effect pursuant to a successful shareholder vote in 2018. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/18-SAR

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$ 989.30	$2.22	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$ 987.80	$3.45	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$ 990.50	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$ 991.80	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$ 991.10	$2.22	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$ 990.00	$3.45	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$ 992.60	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$ 992.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$ 993.20	$2.22	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$ 991.30	$3.46	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$ 994.50	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$ 994.80	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 04/30/18	EXPENSES PAID DURING PERIOD 11/1/17-04/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$ 995.40	$2.23	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$ 993.90	$3.46	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$ 996.40	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$ 996.70	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,001.30	$2.23	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,001.60	$3.47	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,003.60	$0.99	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,004.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,010.60	$2.24	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,010.00	$3.49	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,012.40	$1.00	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,013.50	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,020.90	$2.25	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,019.30	$3.50	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,021.10	$1.00	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,022.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,029.50	$2.26	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,028.30	$3.52	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,030.00	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,031.10	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,032.90	$2.27	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,031.50	$3.53	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,034.00	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,034.30	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,033.00	$2.27	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,031.40	$3.53	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,033.90	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,035.00	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

4

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2060
Actual (Class K)	$1,000.00	$1,033.00	$2.27	0.45%
Hypothetical[3]	$1,000.00	$1,022.56	$2.26	0.45%

Actual (Class R)	$1,000.00	$1,030.90	$3.52	0.70%
Hypothetical[3]	$1,000.00	$1,021.32	$3.51	0.70%

Actual (Class I)	$1,000.00	$1,034.40	$1.01	0.20%
Hypothetical[3]	$1,000.00	$1,023.80	$1.00	0.20%

Actual (Class R6)	$1,000.00	$1,034.50	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.55	$0.25	0.05%

1Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

5

Portfolio Composition as of April 30, 2018 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4 A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

6

Portfolio Composition as of April 30, 2018 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4 A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

7

Investment Portfolios - April 30, 2018

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Conservative Series - Class R6	10,870,229	$116,528,851

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $118,108,037)		116,528,851
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(78,671)

NET ASSETS - 100%		$116,450,180

TARGET 2015 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.9%
Manning & Napier Blended Asset Conservative Series - Class R6	180,298	$1,932,795
Manning & Napier Blended Asset Moderate Series - Class R6	121,170	1,289,253

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $3,271,620)		3,222,048
OTHER ASSETS, LESS LIABILITIES - 0.1%		4,190

NET ASSETS - 100%		$3,226,238

TARGET 2020 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	908,897	$9,334,373
Manning & Napier Blended Asset Moderate Series - Class R6	7,895,901	84,012,392

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $94,364,338)		93,346,765
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(88,059)

NET ASSETS - 100%		$93,258,706

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolios - April 30, 2018

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Blended Asset Extended Series - Class R6	2,465,926	$25,325,058
Manning & Napier Blended Asset Moderate Series - Class R6	2,385,361	25,380,240

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $51,193,447)		50,705,298
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(2,637)

NET ASSETS - 100%		$50,702,661

## Less than (0.1%).

TARGET 2030 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	9,900,406	$101,677,168
Manning & Napier Blended Asset Maximum Series - Class R6	946,559	11,339,778

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $113,552,064)		113,016,946
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(109,821)

NET ASSETS - 100%		$112,907,125

TARGET 2035 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Blended Asset Extended Series - Class R6	1,887,459	$19,384,199
Manning & Napier Blended Asset Maximum Series - Class R6	871,831	10,444,535

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $29,799,727)		29,828,734
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(3,532)

NET ASSETS - 100%		$29,825,202

## Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolios - April 30, 2018

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	2,615,402	$26,860,176
Manning & Napier Blended Asset Maximum Series - Class R6	3,379,688	40,488,665

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $66,622,898)		67,348,841
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(61,572)

NET ASSETS - 100%		$67,287,269

TARGET 2045 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Blended Asset Extended Series - Class R6	257,767	$2,647,266
Manning & Napier Blended Asset Maximum Series - Class R6	1,253,831	15,020,896

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $17,429,401)		17,668,162
OTHER ASSETS, LESS LIABILITIES - 0.0%##		1,992

NET ASSETS - 100%		$17,670,154

## Less than 0.1%.

TARGET 2050 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Maximum Series - Class R6	2,369,542	$28,387,114

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $27,691,664)		28,387,114
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(20,263)

NET ASSETS - 100%		$28,366,851

The accompanying notes are an integral part of the financial statements.

10

Investment Portfolios - April 30, 2018

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.9%
Manning & Napier Blended Asset Maximum Series - Class R6	726,237	$8,700,319

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $8,526,554)		8,700,319
OTHER ASSETS, LESS LIABILITIES - 0.1%		9,977

NET ASSETS - 100%		$8,710,296

TARGET 2060 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Maximum Series - Class R6	624,402	$7,480,340

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $7,344,932)		7,480,340
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(4,425)

NET ASSETS - 100%		$7,475,915

The accompanying notes are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2018 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:

Total investments in Underlying Series:
At value*	$116,528,851	$3,222,048	$93,346,765	$50,705,298	$113,016,946
Receivable from Advisor (Note 3)	5,148	8,082	8,210	8,351	10,371
Receivable for shares of Underlying Series sold	23,898	231	4,873	7,565	9,436
Receivable for fund shares sold	12,211	233	44,949	158,315	117,785
Prepaid expenses	42,256	39,343	39,924	48,688	40,164

TOTAL ASSETS	116,612,364	3,269,937	93,444,721	50,928,217	113,194,702

LIABILITIES:
Accrued sub-transfer agent fees (Note 3)	63,805	3,303	75,690	13,278	106,048
Accrued distribution and service (Rule 12b-1) fees (Note 3)	26,712	603	21,160	13,747	26,085
Accrued fund accounting and administration fees (Note 3)	15,670	14,847	15,605	15,180	15,799
Accrued Chief Compliance Officer service fees (Note 3)	323	320	325	321	326
Payable for fund shares repurchased	29,080	68	8,380	23,715	115,317
Audit fees payable	10,632	11,049	10,750	10,869	10,636
Payable for shares of Underlying Series purchased	—	—	35,655	131,563	—
Other payables and accrued expenses	15,962	13,509	18,450	16,883	13,366

TOTAL LIABILITIES	162,184	43,699	186,015	225,556	287,577

TOTAL NET ASSETS	$116,450,180	$3,226,238	$93,258,706	$50,702,661	$112,907,125

NET ASSETS CONSIST OF:
Capital stock	119,760	2,931	100,324	42,663	118,806
Additional paid-in-capital	118,433,911	3,706,450	95,954,601	51,120,081	113,272,680
Undistributed net investment income	(176,322)	(5,469)	(148,589)	(83,846)	(199,101)
Accumulated net realized gain (loss) on Underlying Series	(347,983)	(428,102)	(1,630,057)	111,912	249,858
Net unrealized appreciation (depreciation) on Underlying Series	(1,579,186)	(49,572)	(1,017,573)	(488,149)	(535,118)

TOTAL NET ASSETS	$116,450,180	$3,226,238	$93,258,706	$50,702,661	$112,907,125

Class K
Net Assets	$98,051,497	$2,798,099	$74,237,659	$28,265,054	$87,440,420
Shares Outstanding	10,064,559	254,362	7,969,846	2,380,122	9,191,382
Net Asset Value, Offering Price, and Redemption Price per share	$9.74	$11.00	$9.31	$11.88	$9.51
Class R
Net Assets	$17,138,425	$41,033	$14,823,153	$20,497,660	$19,427,593
Shares Outstanding	1,782,570	3,681	1,613,903	1,722,376	2,061,169
Net Asset Value, Offering Price, and Redemption Price per share	$9.61	$11.15	$9.18	$11.90	$9.43
Class I
Net Assets	$1,255,306	$382,146	$4,192,923	$1,934,966	$6,034,095
Shares Outstanding	128,326	34,595	448,127	163,346	627,499
Net Asset Value, Offering Price, and Redemption Price per share	$9.78	$11.05	$9.36	$11.85	$9.62
Class R6
Net Assets	$4,952	$4,960	$4,971	$4,981	$5,017
Shares Outstanding	506	449	531	420	522
Net Asset Value, Offering Price, and Redemption Price per share	$9.79	$11.05	$9.36	$11.86 [1]	$9.62 [1]

*At identified cost	$118,108,037	$3,271,620	$94,364,338	$51,193,447	$113,552,064

1 The net asset values of the Class R6 Shares of the Manning & Napier Target 2025 Series and Target 2030 Series net asset value were calculated using unrounded net assets of $4,980.90 and $5,017.23 divided by the unrounded shares outstanding of 420.214 and 521.760, respectively.

The accompanying notes are an integral part of the financial statements.

12

Statements of Assets and Liabilities

April 30, 2018 (unaudited)

	TARGET 2035	TARGET 2040		TARGET 2045		TARGET 2050		TARGET 2055		TARGET 2060
ASSETS:

Total investments in Underlying Series:
At value*	$29,828,734	$67,348,841		$17,668,162		$28,387,114		$8,700,319		$7,480,340
Receivable from Advisor (Note 3)	9,722	10,233		10,377		10,783		10,871		10,561
Receivable for shares of Underlying Series sold	6,105	17,702		5,427		5,323		5,025		5,610
Receivable for fund shares sold	42,242	20,006		19,966		11,015		11,270		21,852
Prepaid expenses	42,215	37,851		40,131		35,399		39,648		22,097

TOTAL ASSETS	29,929,018	67,434,633		17,744,063		28,449,634		8,767,133		7,540,460

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	15,053	15,410		14,955		15,059		14,883		14,865
Accrued sub-transfer agent fees (Note 3)	12,194	58,493		8,660		24,828		3,789		3,093
Accrued distribution and service (Rule 12b-1) fees (Note 3)	7,964	15,529		4,697		6,392		2,497		1,988
Accrued Chief Compliance Officer service fees (Note 3)	321	323		320		321		320		319
Payable for shares of Underlying Series purchased	35,185	—		18,167		6,199		8,365		21,177
Audit fees payable	10,942	10,813		10,989		10,956		11,028		11,032
Payable for fund shares repurchased	5,849	29,018		154		1,603		1,020		—
Other payables and accrued expenses	16,308	17,778		15,967		17,425		14,935		12,071

TOTAL LIABILITIES	103,816	147,364		73,909		82,783		56,837		64,545

TOTAL NET ASSETS	$29,825,202	$67,287,269		$17,670,154		$28,366,851		$8,710,296		$7,475,915

NET ASSETS CONSIST OF:
Capital stock	23,631	67,327		13,537		26,864		6,812		6,482
Additional paid-in-capital	29,544,943	64,552,980		17,178,588		26,521,888		8,475,430		7,338,486
Undistributed net investment loss	(57,981)	(138,579)		(37,453)		(61,916)		(18,978)		(13,754)
Accumulated net realized gain on Underlying Series	285,602	2,079,598		276,721		1,184,565		73,267		9,293
Net unrealized appreciation (depreciation) on Underlying Series	29,007	725,943		238,761		695,450		173,765		135,408

TOTAL NET ASSETS	$29,825,202	$67,287,269		$17,670,154		$28,366,851		$8,710,296		$7,475,915

Class K
Net Assets	$16,765,042	$51,362,141		$8,406,143		$20,529,710		$4,244,662		$4,623,036
Shares Outstanding	1,330,245	5,133,231		642,160		1,940,440		330,184		400,435
Net Asset Value, Offering Price, and Redemption Price per share	$12.60	$10.01		$13.09		$10.58		$12.86		$11.55
Class R
Net Assets	$11,989,087	$12,567,624		$7,597,324		$5,782,518		$4,116,580		$2,711,921
Shares Outstanding	948,219	1,266,842		584,567		553,429		324,128		235,521
Net Asset Value, Offering Price, and Redemption Price per share	$12.64	$9.92		$13.00		$10.45		$12.70		$11.51
Class I
Net Assets	$1,066,006	$3,352,387		$1,661,523		$2,049,441		$343,872		$135,776
Shares Outstanding	84,196	332,147		126,622		192,091		26,475		11,748
Net Asset Value, Offering Price, and Redemption Price per share	$12.66	$10.09		$13.12		$10.67		$12.99		$11.56
Class R6
Net Assets	$5,067	$5,117		$5,164		$5,182		$5,182		$5,182
Shares Outstanding	400	507		393		486		399		448
Net Asset Value, Offering Price, and Redemption Price per share	$12.67	$10.10	[1]	$13.13	[1]	$10.67	[1]	$13.00	[1]	$11.56	[1]

*At identified cost	$29,799,727	$66,622,898		$17,429,401		$27,691,664		$8,526,554		$7,344,932

1 The net asset values of the Class R6 Shares of the Manning & Napier Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 and Target 2060 Series’ net asset value were calculated using unrounded net assets of $5,116.54, $5,163.530, $5,182.16, $5,182.45 and $5,182.27 divided by the unrounded shares outstanding of 506.636, 393.216, 485.554, 398.666 and 448.176, respectively.

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the Six Months Ended April 30, 2018 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:
Income distributions from Underlying Series	$389,392	$13,309	$337,365	$111,442	$347,049

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K)(Note 3)	112,346	4,522	91,001	34,063	114,195
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	33,751	102	31,302	40,208	41,512
Sub-transfer agent fees (Note 3)	59,166	3,349	71,717	12,573	93,392
Fund accounting and administration fees (Note 3)	24,082	22,869	24,064	23,343	24,372
Directors’ fees (Note 3)	3,199	148	4,028	1,197	4,738
Chief Compliance Officer service fees (Note 3)	2,032	2,028	2,034	2,029	2,034
Registration and filing fees	20,432	19,525	20,901	20,756	20,892
Audit fees	10,290	10,156	10,348	10,205	10,372
Transfer agent fees	10,122	459	7,837	11,089	12,467
Custodian fees	1,207	1,968	2,401	1,883	2,403
Miscellaneous	24,722	16,264	24,440	21,667	27,779

Total Expenses	301,349	81,390	290,073	179,013	354,156
Less reduction of expenses (Note 3)	(47,061)	(72,756)	(63,619)	(59,478)	(67,502)

Net Expenses	254,288	8,634	226,454	119,535	286,654

NET INVESTMENT INCOME (LOSS)	135,104	4,675	110,911	(8,093)	60,395

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	59,805	3,887	699,576	112,088	1,864,797
Distributions of realized gains from Underlying Series	—	—	—	—	10,343
Net change in unrealized appreciation (depreciation) on Underlying Series	(1,404,382)	(41,148)	(806,686)	(415,222)	(330,776)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	(1,344,577)	(37,261)	(107,110)	(303,134)	1,544,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,209,473)	$(32,586)	$3,801	$(311,227)	$1,604,759

The accompanying notes are an integral part of the financial statements.

14

Statements of Operations

For the Six Months Ended April 30, 2018 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060

INVESTMENT INCOME:
Income distributions from Underlying Series	$62,476	$175,597	$30,536	$66,329	$13,320	$9,263

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	24,050	67,656	12,265	25,426	5,733	5,088
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	22,776	24,897	14,827	10,535	8,134	4,650
Fund accounting and administration fees (Note 3)	23,163	23,752	23,020	23,205	22,912	22,887
Sub-transfer agent fees (Note 3)	11,337	56,004	8,149	24,451	3,648	2,900
Chief Compliance Officer service fees (Note 3)	2,028	2,031	2,028	2,029	2,028	2,028
Directors’ fees (Note 3)	857	2,933	497	1,179	224	137
Registration and filing fees	19,937	20,640	19,627	20,224	19,502	19,801
Audit fees	10,192	10,291	10,172	10,199	10,159	10,150
Transfer agent fees	8,678	9,276	7,604	8,190	7,353	7,286
Custodian fees	1,960	2,277	1,884	1,044	950	31
Miscellaneous	20,374	23,296	19,513	21,193	18,892	17,408

Total Expenses	145,352	243,053	119,586	147,675	99,535	92,366
Less reduction of expenses (Note 3)	(69,143)	(71,924)	(75,153)	(78,830)	(77,542)	(76,577)

Net Expenses	76,209	171,129	44,433	68,845	21,993	15,789

NET INVESTMENT INCOME (LOSS)	(13,733)	4,468	(13,897)	(2,516)	(8,673)	(6,526)

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	281,162	2,055,270	270,228	1,168,553	70,061	7,014
Distributions of realized gains from Underlying Series	5,262	25,801	6,666	16,582	3,330	2,316
Net change in unrealized appreciation (depreciation) on Underlying Series	46,344	728,489	228,949	662,987	167,749	131,225

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	332,768	2,809,560	505,843	1,848,122	241,140	140,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$319,035	$2,814,028	$491,946	$1,845,606	$232,467	$134,029

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX MONTHS		TARGET 2015 FOR THE SIX MONTHS
	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$135,104	$1,228,046	$4,675	$78,493
Net realized gain (loss) on Underlying Series	59,805	1,566,264	3,887	367,523
Distributions of realized gains from Underlying Series	—	177,420	—	96,932
Net change in unrealized appreciation (depreciation) on Underlying Series	(1,404,382)	2,571,384	(41,148)	(112,149)

Net increase (decrease) from operations	(1,209,473)	5,543,114	(32,586)	430,799

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(303,592)	(995,759)	(13,667)	(47,515)
From net investment income (Class R)	(39,414)	(26,587)	(100)	(72)
From net investment income (Class I)	(38,110)	(212,436)	(1,651)	(42,420)
From net investment income (Class R6)	(25)	—	(27)	—

Total distributions to shareholders	(381,141)	(1,234,782)	(15,445)	(90,007)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	19,079,895	16,826,923	(1,291,443)	(2,508,194)

Net increase (decrease) in net assets	17,489,281	21,135,255	(1,339,474)	(2,167,402)

NET ASSETS:

Beginning of period	98,960,899	77,825,644	4,565,712	6,733,114

End of period[1]	$116,450,180	$98,960,899	$3,226,238	$4,565,712

[1] Including undistributed (distributions in excess of) net investment income:	$(176,322)	$69,715	$(5,469)	$5,301

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	TARGET 2020 FOR THE SIX MONTHS		TARGET 2025 FOR THE SIX MONTHS		TARGET 2030 FOR THE SIX MONTHS
	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$110,911	$1,453,253	$(8,093)	$343,482	$60,395	$1,414,622
Net realized gain (loss) on Underlying Series	699,576	3,855,178	112,088	2,781,375	1,864,797	5,442,759
Distributions of realized gains from Underlying Series	—	2,459,609	—	509,957	10,343	2,854,246
Net change in unrealized appreciation (depreciation) on Underlying Series	(806,686)	3,295,573	(415,222)	(498,082)	(330,776)	6,774,360

Net increase (decrease) from operations	3,801	11,063,613	(311,227)	3,136,732	1,604,759	16,485,987

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(198,979)	(1,051,197)	(60,817)	(204,189)	(211,109)	(1,172,112)
From net investment income (Class R)	(24,015)	(56,852)	(24,557)	(27,133)	(24,124)	(87,689)
From net investment income (Class I)	(132,089)	(750,355)	(6,760)	(244,222)	(137,594)	(903,645)
From net investment income (Class R6)	(22)	—	(19)	—	(19)	—
From net realized gain on investments (Class K)	—	—	(14,717)	—	—	—
From net realized gain on investments (Class R)	—	—	(8,107)	—	—	—
From net realized gain on investments (Class I)	—	—	(1,126)	—	—	—
From net realized gain on investments (Class R6)	—	—	(3)	—	—	—

Total distributions to shareholders	(355,105)	(1,858,404)	(116,106)	(475,544)	(372,846)	(2,163,446)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	(20,933,627)	(24,644,386)	10,717,202	7,316,471	(29,957,047)	(13,600,340)

Net increase (decrease) in net assets	(21,284,931)	(15,439,177)	10,289,869	9,977,659	(28,725,134)	722,201

NET ASSETS:

Beginning of period	114,543,637	129,982,814	40,412,792	30,435,133	141,632,259	140,910,058

End of period[1]	$93,258,706	$114,543,637	$50,702,661	$40,412,792	$112,907,125	$141,632,259

[1] Including undistributed (distributions in excess of) net investment income:	$(148,589)	$95,605	$(83,846)	$16,400	$(199,101)	$113,350

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	TARGET 2035 FOR THE SIX MONTHS		TARGET 2040 FOR THE SIX MONTHS		TARGET 2045 FOR THE SIX MONTHS
	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,733)	$219,197	$4,468	$557,444	$(13,897)	$76,832
Net realized gain (loss) on Underlying Series	281,162	1,504,119	2,055,270	7,527,200	270,228	1,738,410
Distributions of realized gains from Underlying Series	5,262	629,154	25,801	2,704,575	6,666	478,562
Net change in unrealized appreciation (depreciation) on Underlying Series	46,344	1,183,536	728,489	2,613,161	228,949	119,733

Net increase (decrease) from operations	319,035	3,536,006	2,814,028	13,402,380	491,946	2,413,537

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(45,892)	(164,395)	(110,233)	(675,356)	(21,359)	(80,909)
From net investment income (Class R)	(13,931)	(15,877)	(11,010)	(47,294)	(7,799)	(10,534)
From net investment income (Class I)	(3,537)	(181,228)	(82,129)	(418,483)	(5,208)	(76,897)
From net investment income (Class R6)	(19)	—	(19)	—	(19)	—
From net realized gain on investments (Class K)	(254,161)	(79,142)	(1,003,819)	—	(531,184)	(91,638)
From net realized gain on investments (Class R)	(101,847)	(8,675)	(159,665)	—	(266,564)	(14,335)
From net realized gain on investments (Class I)	(13,316)	(76,653)	(458,027)	—	(81,565)	(76,758)
From net realized gain on investments (Class R6)	(65)	—	(93)	—	(265)	—

Total distributions to shareholders	(432,768)	(525,970)	(1,824,995)	(1,141,133)	(913,963)	(351,071)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	3,622,051	(1,949,831)	(17,705,388)	(16,725,799)	2,198,423	(241,049)

Net increase (decrease) in net assets	3,508,318	1,060,205	(16,716,355)	(4,464,552)	1,776,406	1,821,417

NET ASSETS:

Beginning of period	26,316,884	25,256,679	84,003,624	88,468,176	15,893,748	14,072,331

End of period[1]	$29,825,202	$26,316,884	$67,287,269	$84,003,624	$17,670,154	$15,893,748

[1] Including undistributed (distributions in excess of) net investment income:	$(57,981)	$19,131	$(138,579)	$60,344	$(37,453)	$10,829

The accompanying notes are an integral part of the financial statements.

18

Statements of Changes in Net Assets

	TARGET 2050 FOR THE SIX MONTHS		TARGET 2055 FOR THE SIX MONTHS		TARGET 2060 FOR THE SIX MONTHS
	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17	ENDED 04/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,516)	$167,042	$(8,673)	$35,048	$(6,526)	$8,669
Net realized gain (loss) on Underlying Series	1,168,553	4,841,813	70,061	965,931	7,014	490,147
Distributions of realized gains from Underlying Series	16,582	1,133,284	3,330	217,817	2,316	59,549

Net change in unrealized appreciation (depreciation) on Underlying Series	662,987	(353,000)	167,749	(62,324)	131,225	(117,924)

Net increase from operations	1,845,606	5,789,139	232,467	1,156,472	134,029	440,441

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(38,263)	(179,577)	(9,475)	(28,911)	(5,708)	(17,972)
From net investment income (Class R)	(4,330)	(21,593)	(4,930)	(5,418)	(1,717)	(1,517)
From net investment income (Class I)	(44,416)	(190,175)	(846)	(41,404)	(312)	(933)
From net investment income (Class R6)	(18)	—	(18)	—	(15)	—
From net realized gain on investments (Class K)	(1,394,136)	—	(364,619)	(28,665)	(373,945)	(7,607)
From net realized gain on investments (Class R)	(260,365)	—	(237,454)	(5,623)	(151,029)	(613)
From net realized gain on investments (Class I)	(981,902)	—	(20,998)	(34,348)	(11,212)	(329)
From net realized gain on investments (Class R6)	(354)	—	(410)	—	(516)	—

Total distributions to shareholders	(2,723,784)	(391,345)	(638,750)	(144,369)	(544,454)	(28,971)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(6,135,826)	(251,583)	2,372,757	50,202	3,251,868	2,578,695

Net increase (decrease) in net assets	(7,014,004)	5,146,211	1,966,474	1,062,305	2,841,443	2,990,165

NET ASSETS:

Beginning of period	35,380,855	30,234,644	6,743,822	5,681,517	4,634,472	1,644,307

End of period[1]	$28,366,851	$35,380,855	$8,710,296	$6,743,822	$7,475,915	$4,634,472

[1] Including undistributed (distributions in excess of) net investment income:	$(61,916)	$27,627	$(18,978)	$4,964	$(13,754)	$524

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.88	$9.39	$9.72	$10.84	$11.00	$10.86

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.14	0.17	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.12)	0.49	0.09	(0.29)	0.37	0.63

Total from investment operations	(0.11)	0.63	0.26	(0.14)	0.55	0.81

Less distributions to shareholders:
From net investment income	(0.03)	(0.14)	(0.17)	(0.28)	(0.29)	(0.24)
From net realized gain on investments	—	—	(0.42)	(0.70)	(0.42)	(0.43)

Total distributions to shareholders	(0.03)	(0.14)	(0.59)	(0.98)	(0.71)	(0.67)

Net asset value - End of period	$9.74	$9.88	$9.39	$9.72	$10.84	$11.00

Net assets - End of period (000’s omitted)	$98,051	$80,786	$64,297	$67,322	$52,442	$47,676

Total return[3]	(1.07%)	6.85%	2.97%	(1.38%)	5.35%	7.83%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.31%[6]	0.30%[7]	0.30%[8]	0.30%[7]	0.30%[7]
Net investment income[2]	0.25%[4]	1.45%	1.84%	1.54%	1.63%	1.69%
Series portfolio turnover[9]	8%	133%	6%	16%	15%	14%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.10%[4,5]	0.15%[6]	0.12%[7]	0.16%[8]	0.12%[7]	0.16%[7]
TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.76	$9.28	$9.61	$10.71	$10.89	$10.76

Income (loss) from investment operations:
Net investment income[1,2]	— [10]	0.05	0.19	0.21	0.15	0.07
Net realized and unrealized gain (loss) on investments	(0.12)	0.56	0.04	(0.38)	0.36	0.70

Total from investment operations	(0.12)	0.61	0.23	(0.17)	0.51	0.77

Less distributions to shareholders:
From net investment income (loss)	(0.03)	(0.13)	(0.14)	(0.23)	(0.27)	(0.21)
From net realized gain on investments	—	—	(0.42)	(0.70)	(0.42)	(0.43)

Total distributions to shareholders	(0.03)	(0.13)	(0.56)	(0.93)	(0.69)	(0.64)

Net asset value - End of period	$9.61	$9.76	$9.28	$9.61	$10.71	$10.89

Net assets - End of period (000’s omitted)	$17,138	$9,910	$1,148	$2,468	$13,406	$13,475

Total return[3]	(1.22%)	6.68%	2.69%	(1.70%)	5.00%	7.52%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.55%[6]	0.55%[7]	0.55%[8]	0.55%[7]	0.55%[7]
Net investment income (loss)[2]	(0.05%)[4]	0.57%	2.07%	2.05%	1.40%	0.66%
Series portfolio turnover[9]	8%	133%	6%	16%	15%	14%

*For certain periods presented, the investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	N/A	0.15%[6]	0.12%[7]	0.16%[8]	0.12%[7]	0.14%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.45%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Less than $0.01.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.92	$9.42	$9.75	$10.88	$11.04	$10.90

Income (loss) from investment operations:
Net investment income[1,2]	0.05	0.19	0.24	0.16	0.21	0.19
Net realized and unrealized gain (loss) on investments	(0.14)	0.48	0.04	(0.28)	0.37	0.65

Total from investment operations	(0.09)	0.67	0.28	(0.12)	0.58	0.84

Less distributions to shareholders:
From net investment income	(0.05)	(0.17)	(0.19)	(0.31)	(0.32)	(0.27)
From net realized gain on investments	—	—	(0.42)	(0.70)	(0.42)	(0.43)

Total distributions to shareholders	(0.05)	(0.17)	(0.61)	(1.01)	(0.74)	(0.70)

Net asset value - End of period	$9.78	$9.92	$9.42	$9.75	$10.88	$11.04

Net assets - End of period (000’s omitted)	$1,255	$8,260	$12,380	$26,000	$11,610	$11,271

Total return[3]	(0.95%)	7.20%	3.20%	(1.21%)	5.59%	8.09%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.06%[6]	0.05%[7]	0.05%[8]	0.05%[7]	0.05%[7]
Net investment income[2]	1.05%[4]	2.02%	2.61%	1.65%	1.92%	1.76%
Series portfolio turnover[9]	8%	133%	6%	16%	15%	14%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.15%[4,5]	0.15%[6]	0.12%[7]	0.16%[8]	0.12%[7]	0.16%[7]

TARGET INCOME SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[10] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.92	$9.93

Income (loss) from investment operations:
Net investment income[1,2]	0.03	—
Net realized and unrealized gain (loss) on investments	(0.11)	(0.01)

Total from investment operations	(0.08)	(0.01)

Less distributions to shareholders:
From net investment income	(0.05)	—

Total distributions to shareholders	(0.05)	—

Net asset value - End of period	$9.79	$9.92

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	(0.82%)	(0.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.69%	(0.05%)[6]
Series portfolio turnover[9]	8%	133%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:
	0.13%[5]	0.15%

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.45%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Commencement of operations.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.14	$10.49	$11.17	$12.07	$11.79	$10.59

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.12	0.11	0.12	0.10	0.15
Net realized and unrealized gain (loss) on investments	(0.11)	0.68	0.13	(0.35)	0.53	1.25

Total from investment operations	(0.10)	0.80	0.24	(0.23)	0.63	1.40

Less distributions to shareholders:
From net investment income	(0.04)	(0.15)	(0.12)	(0.28)	(0.26)	(0.20)
From net realized gain on investments	—	—	(0.80)	(0.39)	(0.09)	—

Total distributions to shareholders	(0.04)	(0.15)	(0.92)	(0.67)	(0.35)	(0.20)

Net asset value - End of period	$11.00	$11.14	$10.49	$11.17	$12.07	$11.79

Net assets - End of period (000’s omitted)	$2,798	$4,196	$3,274	$3,500	$3,200	$1,019

Total return[3]	(0.89%)	7.70%	2.58%	(2.04%)	5.45%	13.45%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.31%[6]	0.30%[7]	0.30%[8]	0.30%[9]	0.30%[9]
Net investment income[2]	0.22%[4]	1.11%	1.09%	1.01%	0.80%	1.34%
Series portfolio turnover[10]	36%	139%	49%	46%	46%	50%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	3.63%[4,5]	2.39%[6]	1.51%[7]	1.14%[8]	1.41%[9]	6.06%[9]
TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.29	$10.51	$11.19	$12.09	$11.81	$10.59

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.00 [11]	0.13	0.09	0.12	0.07	0.01
Net realized and unrealized gain (loss) on investments	(0.11)	0.66	0.13	(0.39)	0.53	1.39

Total from investment operations	(0.11)	0.79	0.22	(0.27)	0.60	1.40

Less distributions to shareholders:
From net investment income	(0.03)	(0.01)	(0.10)	(0.24)	(0.23)	(0.18)
From net realized gain on investments	—	—	(0.80)	(0.39)	(0.09)	—

Total distributions to shareholders	(0.03)	(0.01)	(0.90)	(0.63)	(0.32)	(0.18)

Net asset value - End of period	$11.15	$11.29	$10.51	$11.19	$12.09	$11.81

Net assets - End of period (000’s omitted)	$41	$40	$802	$839	$1,587	$1,015

Total return[3]	(1.00%)	7.47%	2.34%	(2.37%)	5.22%	13.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.55%[6]	0.55%[7]	0.55%[8]	0.55%[9]	0.55%[9]
Net investment income (loss)[2]	(0.05%)[4]	1.21%	0.86%	1.07%	0.60%	0.11%
Series portfolio turnover[10]	36%	139%	49%	46%	46%	50%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	3.61%[4,5]	2.39%[6]	1.51%[7]	1.14%[8]	1.47%[9]	3.45%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.19	$10.53	$11.21	$12.11	$11.83	$10.61

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.20	0.16	0.15	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.10)	0.63	0.11	(0.35)	0.51	1.32

Total from investment operations	(0.08)	0.83	0.27	(0.20)	0.65	1.43

Less distributions to shareholders:
From net investment income	(0.06)	(0.17)	(0.15)	(0.31)	(0.28)	(0.21)
From net realized gain on investments	—	—	(0.80)	(0.39)	(0.09)	—

Total distributions to shareholders	(0.06)	(0.17)	(0.95)	(0.70)	(0.37)	(0.21)

Net asset value - End of period	$11.05	$11.19	$10.53	$11.21	$12.11	$11.83

Net assets - End of period (000’s omitted)	$382	$324	$2,657	$5,129	$4,785	$3,619

Total return[3]	(0.74%)	8.03%	2.85%	(1.78%)	5.67%	13.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[9]
Net investment income[2]	0.40%[4]	1.88%	1.53%	1.28%	1.12%	1.01%
Series portfolio turnover[10]	36%	139%	49%	46%	46%	50%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	3.61%[4,5]	2.39%[6]	1.51%[7]	1.14%[8]	1.46%[9]	4.09%[9]

TARGET 2015 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[11] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.19	$11.20

Income (loss) from investment operations:
Net investment income (loss)[1,2]	0.03	—
Net realized and unrealized gain (loss) on investments	(0.11)	(0.01)

Total from investment operations	(0.08)	(0.01)

Less distributions to shareholders:
From net investment income	(0.06)	—

Total distributions to shareholders	(0.06)	—

Net asset value - End of period	$11.05	$11.19

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	(0.71%)	(0.09%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.61%	(0.05%)
Series portfolio turnover[10]	36%	139%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:
	3.61%[5]	2.39%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.45% for Manning & Napier Blended Asset Conservative Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Commencement of operations.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.40	$8.75	$9.45	$10.77	$10.79	$9.89

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.09	0.09	0.11	0.11	0.12
Net realized and unrealized gain (loss) on investments	(0.07)	0.68	0.12	(0.33)	0.51	1.33

Total from investment operations	(0.06)	0.77	0.21	(0.22)	0.62	1.45

Less distributions to shareholders:
From net investment income	(0.03)	(0.12)	(0.10)	(0.28)	(0.25)	(0.20)
From net realized gain on investments	—	—	(0.81)	(0.82)	(0.39)	(0.35)

Total distributions to shareholders	(0.03)	(0.12)	(0.91)	(1.10)	(0.64)	(0.55)

Net asset value - End of period	$9.31	$9.40	$8.75	$9.45	$10.77	$10.79

Net assets - End of period (000’s omitted)	$74,238	$70,632	$79,236	$80,006	$95,364	$82,841

Total return[3]	(0.68%)	8.91%	2.83%	(2.24%)	6.14%	15.43%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.31%[6]	0.30%[7]	0.30%[8]	0.30%[9]	0.30%[9]
Net investment income[2]	0.13%[4]	1.04%	1.08%	1.17%	1.06%	1.20%
Series portfolio turnover[10]	18%	118%	16%	42%	37%	19%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.13%[4,5]	0.09%[6]	0.06%[7]	0.04%[8]	0.03%[9]	0.05%[9]
TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.28	$8.64	$9.34	$10.60	$10.66	$9.78

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.01)	0.06	0.09	0.12	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.07)	0.68	0.09	(0.32)	0.47	1.32

Total from investment operations	(0.08)	0.74	0.18	(0.20)	0.56	1.41

Less distributions to shareholders:
From net investment income	(0.02)	(0.10)	(0.07)	(0.24)	(0.23)	(0.18)
From net realized gain on investments	—	—	(0.81)	(0.82)	(0.39)	(0.35)

Total distributions to shareholders	(0.02)	(0.10)	(0.88)	(1.06)	(0.62)	(0.53)

Net asset value - End of period	$9.18	$9.28	$8.64	$9.34	$10.60	$10.66

Net assets - End of period (000’s omitted)	$14,823	$10,851	$4,553	$8,193	$22,564	$30,393

Total return[3]	(0.87%)	8.69%	2.56%	(2.13%)	5.55%	15.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.56%[6]	0.55%[7]	0.55%[8]	0.55%[9]	0.55%[9]
Net investment income (loss)[2]	(0.17%)[4]	0.63%	1.04%	1.24%	0.83%	0.85%
Series portfolio turnover[10]	18%	118%	16%	42%	37%	19%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.03%[4,5]	0.09%[6]	0.06%[7]	0.04%[8]	0.03%[9]	0.05%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.45	$8.79	$9.50	$10.81	$10.83	$9.93

Income (loss) from investment operations:
Net investment income[1,2]	0.04	0.13	0.13	0.13	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.09)	0.67	0.09	(0.31)	0.49	1.34

Total from investment operations	(0.05)	0.80	0.22	(0.18)	0.65	1.48

Less distributions to shareholders:
From net investment income	(0.04)	(0.14)	(0.12)	(0.31)	(0.28)	(0.23)
From net realized gain on investments	—	—	(0.81)	(0.82)	(0.39)	(0.35)

Total distributions to shareholders	(0.04)	(0.14)	(0.93)	(1.13)	(0.67)	(0.58)

Net asset value - End of period	$9.36	$9.45	$8.79	$9.50	$10.81	$10.83

Net assets - End of period (000’s omitted)	$4,193	$33,056	$46,194	$74,947	$61,673	$70,556

Total return[3]	(0.55%)	9.28%	2.97%	(1.87%)	6.37%	15.65%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.06%[6]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[9]
Net investment income[2]	0.80%[4]	1.44%	1.55%	1.33%	1.48%	1.34%
Series portfolio turnover[10]	18%	118%	16%	42%	37%	19%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.16%[4,5]	0.09%[6]	0.06%[7]	0.04%[8]	0.03%[9]	0.05%[9]

TARGET 2020 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[11] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.45	$9.46

Income from investment operations:
Net investment income[1,2]	0.03	—
Net realized and unrealized gain (loss) on investments	(0.08)	(0.01)

Total from investment operations	(0.05)	(0.01)

Less distributions to shareholders:
From net investment income	(0.04)	—

Total distributions to shareholders	(0.04)	—

Net asset value - End of period	$9.36	$9.45

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	(0.52%)	(0.11%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.53%	(0.05%)
Series portfolio turnover[10]	18%	118%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4] :
	0.13%[5]	0.09%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Commencement of operations.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.97	$11.02	$11.82	$13.01	$12.50	$10.77

Income (loss) from investment operations:
Net investment income[1,2]	— [3]	0.10	0.12	0.12	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.05)	1.01	0.15	(0.40)	0.80	1.85

Total from investment operations	(0.05)	1.11	0.27	(0.28)	0.89	1.94

Less distributions to shareholders:
From net investment income	(0.03)	(0.16)	(0.13)	(0.43)	(0.34)	(0.21)
From net realized gain on investments	(0.01)	—	(0.94)	(0.48)	(0.04)	—

Total distributions to shareholders	(0.04)	(0.16)	(1.07)	(0.91)	(0.38)	(0.21)

Net asset value - End of period	$11.88	$11.97	$11.02	$11.82	$13.01	$12.50

Net assets - End of period (000’s omitted)	$28,265	$25,591	$13,381	$11,896	$7,501	$710

Total return[4]	(0.46%)	10.23%	2.86%	(2.31%)	7.28%	18.32%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.31%[7]	0.30%[8]	0.30%[9]	0.30%[10]	0.30%[10]
Net investment income (loss)[2]	0.05%[5]	0.86%	1.08%	1.01%	0.66%	0.80%
Series portfolio turnover[11]	25%	208%	51%	27%	30%	22%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.28%[5,6]	0.43%[7]	0.33%[8]	0.39%[9]	0.59%[10]	10.70%[10]
TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.00	$11.05	$11.86	$13.02	$12.53	$10.75

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.01)	0.04	0.09	0.13	0.10	(0.01)
Net realized and unrealized gain (loss) on investments	(0.06)	1.04	0.14	(0.43)	0.75	1.98

Total from investment operations	(0.07)	1.08	0.23	(0.30)	0.85	1.97

Less distributions to shareholders:
From net investment income	(0.02)	(0.13)	(0.10)	(0.38)	(0.32)	(0.19)
From net realized gain on investments	(0.01)	—	(0.94)	(0.48)	(0.04)	—

Total distributions to shareholders	(0.03)	(0.13)	(1.04)	(0.86)	(0.36)	(0.19)

Net asset value - End of period	$11.90	$12.00	$11.05	$11.86	$13.02	$12.53

Net assets - End of period (000’s omitted)	$20,498	$12,693	$1,671	$2,101	$3,799	$1,540

Total return[4]	(0.61%)	9.94%	2.50%	(2.44%)	6.93%	18.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,6]	0.55%[7]	0.55%[8]	0.55%[9]	0.55%[10]	0.55%[10]
Net investment income (loss)[2]	(0.23%)[5]	0.30%	0.87%	1.07%	0.75%	(0.10%)
Series portfolio turnover[11]	25%	208%	51%	27%	30%	22%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.22%[5,6]	0.43%[7]	0.33%[8]	0.39%[9]	0.62%[10]	1.75%[10]
1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.94	$10.99	$11.80	$12.98	$12.47	$10.77

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.19	0.15	0.16	0.16	0.12
Net realized and unrealized gain (loss) on investments	(0.06)	0.95	0.14	(0.40)	0.75	1.81

Total from investment operations	(0.04)	1.14	0.29	(0.24)	0.91	1.93

Less distributions to shareholders:
From net investment income	(0.04)	(0.19)	(0.16)	(0.46)	(0.36)	(0.23)
From net realized gain on investments	(0.01)	—	(0.94)	(0.48)	(0.04)	—

Total distributions to shareholders	(0.05)	(0.19)	(1.10)	(0.94)	(0.40)	(0.23)

Net asset value - End of period	$11.85	$11.94	$10.99	$11.80	$12.98	$12.47

Net assets - End of period (000’s omitted)	$1,935	$2,123	$15,384	$15,539	$13,046	$9,373

Total return[3]	(0.36%)	10.52%	3.04%	(2.00%)	7.51%	18.26%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[9]
Net investment income[2]	0.34%[4]	1.71%	1.38%	1.29%	1.22%	1.03%
Series portfolio turnover[10]	25%	208%	51%	27%	30%	22%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.36%[4,5]	0.43%[6]	0.33%[7]	0.39%[8]	0.64%[9]	1.43%[9]

TARGET 2025 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[11] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.94	$11.95

Income (loss) from investment operations:
Net investment income[1,2]	0.03	—
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)

Total from investment operations	(0.03)	(0.01)

Less distributions to shareholders:
From net investment income	(0.04)	—
From net realized gain on investments	(0.01)	—

Total distributions to shareholders	(0.05)	—

Net asset value - End of period	$11.86	$11.94

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	(0.33%)	(0.08%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.49%	(0.05%)
Series portfolio turnover[10]	25%	208%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:
	0.36%[5]	0.43%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.83% for Manning & Napier Pro-Blend® Moderate Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.50% for Manning & Napier Blended Asset Moderate Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Commencement of operations.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each Period):
Net asset value - Beginning of period	$9.52	$8.59	$9.78	$11.52	$11.40	$9.94

Income (loss) from investment operations:
Net investment income[1,2]	— [3]	0.08	0.08	0.11	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.01	0.98	0.13	(0.34)	0.73	1.86

Total from investment operations	0.01	1.06	0.21	(0.23)	0.83	1.96

Less distributions to shareholders:
From net investment income	(0.02)	(0.13)	(0.09)	(0.44)	(0.35)	(0.15)
From net realized gain on investments	—	—	(1.31)	(1.07)	(0.36)	(0.35)

Total distributions to shareholders	(0.02)	(0.13)	(1.40)	(1.51)	(0.71)	(0.50)

Net asset value - End of period	$9.51	$9.52	$8.59	$9.78	$11.52	$11.40

Net assets - End of period (000’s omitted)	$87,440	$89,018	$79,527	$79,169	$118,788	$91,676

Total return[4]	0.13%	12.49%	3.12%	(2.33%)	7.67%	20.56%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.31%[7]	0.30%[8]	0.30%[8]	0.30%[9]	0.30%[9]
Net investment income[2]	0.03%[6]	0.89%	0.94%	1.11%	0.87%	0.90%
Series portfolio turnover[10]	18%	130%	22%	38%	27%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11%[5,6]	0.08%[7]	0.06%[8]	0.04%[8]	0.03%[9]	0.05%[9]
TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.43	$8.51	$9.70	$11.37	$11.31	$9.87

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.01)	0.05	0.07	0.10	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.02	0.98	0.12	(0.30)	0.67	1.85

Total from investment operations	0.01	1.03	0.19	(0.20)	0.74	1.92

Less distributions to shareholders:
From net investment income	(0.01)	(0.11)	(0.07)	(0.40)	(0.32)	(0.13)
From net realized gain on investments	—	—	(1.31)	(1.07)	(0.36)	(0.35)

Total distributions to shareholders	(0.01)	(0.11)	(1.38)	(1.47)	(0.68)	(0.48)

Net asset value - End of period	$9.43	$9.43	$8.51	$9.70	$11.37	$11.31

Net assets - End of period (000’s omitted)	$19,428	$14,500	$7,832	$11,115	$20,894	$28,034

Total return[4]	0.16%	12.20%	2.85%	(2.11%)	6.90%	20.19%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,6]	0.56%[7]	0.55%[8]	0.55%[8]	0.55%[9]	0.55%[9]
Net investment income (loss)[2]	(0.25%)[6]	0.59%	0.84%	0.95%	0.62%	0.63%
Series portfolio turnover[10]	18%	130%	22%	38%	27%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.02%[5,6]	0.08%[7]	0.06%[8]	0.04%[8]	0.03%[9]	0.05%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.62	$8.68	$9.87	$11.61	$11.48	$10.01

Income (loss) from investment operations:
Net investment income[1,2]	0.03	0.12	0.12	0.12	0.14	0.12
Net realized and unrealized gain (loss) on investments	— [3]	0.97	0.11	(0.32)	0.73	1.88

Total from investment operations	0.03	1.09	0.23	(0.20)	0.87	2.00

Less distributions to shareholders:
From net investment income	(0.03)	(0.15)	(0.11)	(0.47)	(0.38)	(0.18)
From net realized gain on investments	—	—	(1.31)	(1.07)	(0.36)	(0.35)

Total distributions to shareholders	(0.03)	(0.15)	(1.42)	(1.54)	(0.74)	(0.53)

Net asset value - End of period	$9.62	$9.62	$8.68	$9.87	$11.61	$11.48

Net assets - End of period (000’s omitted)	$6,034	$38,110	$53,551	$75,870	$58,075	$63,662

Total return[4]	0.36%	12.76%	3.38%	(2.02%)	7.95%	20.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[5,6]	0.06%[7]	0.05%[8]	0.05%[8]	0.05%[9]	0.05%[9]
Net investment income[2]	0.60%[6]	1.30%	1.36%	1.22%	1.23%	1.14%
Series portfolio turnover[10]	18%	130%	22%	38%	27%	9%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.13%[5,6]	0.08%[7]	0.06%[8]	0.04%[8]	0.03%[9]	0.05%[9]

TARGET 2030 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[11] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.61	$9.62

Income (loss) from investment operations:
Net investment income[1,2]	0.02	—
Net realized and unrealized gain (loss) on investments	0.03	(0.01)

Total from investment operations	0.05	(0.01)

Less distributions to shareholders:
From net investment income	(0.04)	—

Total distributions to shareholders	(0.04)	—

Net asset value - End of period	$9.62	$9.61

Net assets - End of period (000’s omitted)	$5	$5

Total return[4]	0.49%	(0.10%)
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.05%[5]	0.05%[7]
Net investment income (loss)[2,6]	0.43%	(0.05%)
Series portfolio turnover[10]	18%	130%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[6]:

	0.11%[5]	0.08%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Commencement of operations.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.66	$11.30	$12.32	$13.71	$13.22	$10.92

Income (loss) from investment operations:
Net investment income[1,2]	— [3]	0.08	0.08	0.11	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.13	1.50	0.21	(0.38)	0.99	2.35

Total from investment operations	0.13	1.58	0.29	(0.27)	1.05	2.43

Less distributions to shareholders:
From net investment income	(0.03)	(0.15)	(0.10)	(0.61)	(0.46)	(0.13)
From net realized gain on investments	(0.16)	(0.07)	(1.21)	(0.51)	(0.10)	—

Total distributions to shareholders	(0.19)	(0.22)	(1.31)	(1.12)	(0.56)	(0.13)

Net asset value - End of period	$12.60	$12.66	$11.30	$12.32	$13.71	$13.22

Net assets - End of period (000’s omitted)	$16,765	$18,235	$11,745	$8,979	$5,378	$465

Total return[4]	1.06%	14.32%	3.13%	(2.20%)	8.17%	22.42%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.31%[7]	0.30%[8]	0.30%[8]	0.30%[9]	0.30%[9]
Net investment income (loss)[2]	(0.00%)[5,10]	0.67%	0.71%	0.86%	0.44%	0.66%
Series portfolio turnover[11]	32%	173%	22%	26%	24%	18%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.50%[5,6]	0.54%[7]	0.43%[8]	0.52%[8]	0.83%[9]	9.70%[9]
TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.70	$11.33	$12.34	$13.72	$13.25	$10.91

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.02)	0.03	0.06	0.08	0.07	— [3]
Net realized and unrealized gain (loss) on investments	0.14	1.52	0.21	(0.38)	0.93	2.44

Total from investment operations	0.12	1.55	0.27	(0.30)	1.00	2.44

Less distributions to shareholders:
From net investment income	(0.02)	(0.11)	(0.07)	(0.57)	(0.43)	(0.10)
From net realized gain on investments	(0.16)	(0.07)	(1.21)	(0.51)	(0.10)	—

Total distributions to shareholders	(0.18)	(0.18)	(1.28)	(1.08)	(0.53)	(0.10)

Net asset value - End of period	$12.64	$12.70	$11.33	$12.34	$13.72	$13.25

Net assets - End of period (000’s omitted)	$11,989	$7,112	$2,057	$2,337	$2,911	$1,172

Total return[4]	1.00%	13.96%	2.92%	(2.44%)	7.82%	22.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,6]	0.55%[7]	0.55%[8]	0.55%[8]	0.55%[9]	0.55%[9]
Net investment income (loss)[2]	(0.32%)[5]	0.23%	0.50%	0.66%	0.49%	0.17%
Series portfolio turnover[11]	32%	173%	22%	26%	24%	18%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.41%[5,6]	0.54%[7]	0.43%[8]	0.52%[8]	0.88%[9]	2.38%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Less than (0.01%).

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.71	$11.35	$12.36	$13.75	$13.25	$10.92

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.16	0.11	0.14	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.13	1.45	0.21	(0.38)	0.96	2.38

Total from investment operations	0.15	1.61	0.32	(0.24)	1.08	2.47

Less distributions to shareholders:
From net investment income	(0.04)	(0.18)	(0.12)	(0.64)	(0.48)	(0.14)
From net realized gain on investments	(0.16)	(0.07)	(1.21)	(0.51)	(0.10)	—

Total distributions to shareholders	(0.20)	(0.25)	(1.33)	(1.15)	(0.58)	(0.14)

Net asset value - End of period	$12.66	$12.71	$11.35	$12.36	$13.75	$13.25

Net assets - End of period (000’s omitted)	$1,066	$964	$11,455	$10,993	$9,487	$6,322

Total return[3]	1.24%	14.53%	3.45%	(1.98%)	8.43%	22.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]	0.05%[8]
Net investment income (loss)[2]	0.24%[4]	1.37%	1.01%	1.07%	0.88%	0.75%
Series portfolio turnover[9]	32%	173%	22%	26%	24%	18%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.54%[4,5]	0.54%[6]	0.43%[7]	0.52%[7]	0.91%[8]	2.40%[8]

TARGET 2035 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[10] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.71	$12.71

Income (loss) from investment operations:
Net investment Income[1,2]	0.02	—
Net realized and unrealized gain (loss) on investments	0.15	—

Total from investment operations	0.17	—

Less distributions to shareholders:
From net investment income	(0.05)	—
From net realized gain on investments	(0.16)	—

Total distributions to shareholders	(0.21)	—

Net asset value - End of period	$12.67	$12.71

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	1.35%	0.00%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.39%	(0.05%)
Series portfolio turnover[9]	32%	173%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:

	0.54%[5]	0.54%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Commencement of operations.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.01	$8.73	$10.13	$12.50	$12.47	$10.29

Income (loss) from investment operations:
Net investment income[1,2]	— [3]	0.05	0.05	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.21	1.34	0.16	(0.32)	0.94	2.43

Total from investment operations	0.21	1.39	0.21	(0.23)	1.01	2.49

Less distributions to shareholders:
From net investment income	(0.02)	(0.11)	(0.06)	(0.61)	(0.48)	(0.07)
From net realized gain on investments	(0.19)	—	(1.55)	(1.53)	(0.50)	(0.24)

Total distributions to shareholders	(0.21)	(0.11)	(1.61)	(2.14)	(0.98)	(0.31)

Net asset value - End of period	$10.01	$10.01	$8.73	$10.13	$12.50	$12.47

Net assets - End of period (000’s omitted)	$51,362	$52,397	$55,920	$51,931	$83,655	$67,576

Total return[4]	2.09%	16.08%	3.24%	(2.30%)	8.61%	24.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.31%[7]	0.30%[8]	0.30%[8]	0.30%[9]	0.30%[9]
Net investment income (loss)[2]	(0.05%)[5]	0.54%	0.57%	0.80%	0.54%	0.49%
Series portfolio turnover[10]	24%	127%	26%	45%	22%	13%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.19%[5,6]	0.14%[7]	0.10%[8]	0.08%[8]	0.06%[9]	0.09%[9]
TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.93	$8.66	$10.06	$12.33	$12.39	$10.22

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.02)	0.02	0.03	0.07	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.21	1.34	0.15	(0.24)	0.86	2.42

Total from investment operations	0.19	1.36	0.18	(0.17)	0.89	2.44

Less distributions to shareholders:
From net investment income	(0.01)	(0.09)	(0.03)	(0.57)	(0.45)	(0.03)
From net realized gain on investments	(0.19)	—	(1.55)	(1.53)	(0.50)	(0.24)

Total distributions to shareholders	(0.20)	(0.09)	(1.58)	(2.10)	(0.95)	(0.27)

Net asset value - End of period	$9.92	$9.93	$8.66	$10.06	$12.33	$12.39

Net assets - End of period (000’s omitted)	$12,568	$7,946	$4,653	$5,226	$10,469	$15,993

Total return[4]	1.93%	15.83%	2.94%	(1.91%)	7.60%	24.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,6]	0.56%[7]	0.55%[8]	0.55%[8]	0.55%[9]	0.55%[9]
Net investment income (loss)[2]	(0.34%)[5]	0.25%	0.36%	0.62%	0.23%	0.20%
Series portfolio turnover[10]	24%	127%	26%	45%	22%	13%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.09%[5,6]	0.14%[7]	0.10%[8]	0.08%[8]	0.06%[9]	0.09%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.10	$8.81	$10.20	$12.58	$12.55	$10.35

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.09	0.09	0.10	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.19	1.33	0.15	(0.30)	0.94	2.45

Total from investment operations	0.21	1.42	0.24	(0.20)	1.04	2.53

Less distributions to shareholders:
From net investment income	(0.03)	(0.13)	(0.08)	(0.65)	(0.51)	(0.09)
From net realized gain on investments	(0.19)	—	(1.55)	(1.53)	(0.50)	(0.24)

Total distributions to shareholders	(0.22)	(0.13)	(1.63)	(2.18)	(1.01)	(0.33)

Net asset value - End of period	$10.09	$10.10	$8.81	$10.20	$12.58	$12.55

Net assets - End of period (000’s omitted)	$3,352	$23,656	$27,895	$43,552	$32,952	$33,545

Total return[3]	2.11%	16.36%	3.60%	(2.08%)	8.81%	25.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.06%[6]	0.05%[7]	0.05%[7]	0.05%[8]	0.05%[8]
Net investment income[2]	0.49%[4]	0.91%	0.99%	0.96%	0.79%	0.71%
Series portfolio turnover[9]	24%	127%	26%	45%	22%	13%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.21%[4,5]	0.14%[6]	0.10%[7]	0.08%[7]	0.06%[8]	0.09%[8]

TARGET 2040 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[10] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.10	$10.09

Income (loss) from investment operations:
Net investment income[1,2]	0.02	—
Net realized and unrealized gain (loss) on investments	0.21	0.01

Total from investment operations	0.23	0.01

Less distributions to shareholders:
From net investment income	(0.04)	—
From net realized gain on investments	(0.19)	—

Total distributions to shareholders	(0.23)	—

Net asset value - End of period	$10.10	$10.10

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	2.24%	0.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.35%	(0.05%)
Series portfolio turnover[9]	24%	127%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:
	0.19%[5]	0.14%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Commencement of operations.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.44	$11.69	$12.71	$14.32	$13.73	$11.01

Income (loss) from investment operations:
Net investment income[1,2]	— [3]	0.05	0.04	0.08	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.39	1.99	0.28	(0.34)	1.15	2.74

Total from investment operations	0.39	2.04	0.32	(0.26)	1.18	2.77

Less distributions to shareholders:
From net investment income	(0.03)	(0.13)	(0.06)	(0.77)	(0.52)	(0.05)
From net realized gain on investments	(0.71)	(0.16)	(1.28)	(0.58)	(0.07)	—

Total distributions to shareholders	(0.74)	(0.29)	(1.34)	(1.35)	(0.59)	(0.05)

Net asset value - End of period	$13.09	$13.44	$11.69	$12.71	$14.32	$13.73

Net assets - End of period (000’s omitted)	$8,406	$9,795	$6,793	$3,812	$3,041	$234

Total return[4]	2.95%	17.87%	3.26%	(2.10%)	8.90%	25.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[5,6]	0.31%[7]	0.30%[8]	0.30%[9]	0.30%[10]	0.30%[10]
Net investment income (loss)[2]	(0.07%)[5]	0.43%	0.33%	0.58%	0.23%	0.26%
Series portfolio turnover[11]	37%	175%	26%	28%	48%	20%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.90%[5,6]	0.97%[7]	0.89%[8]	1.21%[9]	1.95%[10]	17.80%[10]
TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.36	$11.62	$12.64	$14.25	$13.66	$10.99

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.03)	0.01	0.02	0.05	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.40	1.99	0.27	(0.35)	1.13	2.71

Total from investment operations	0.37	2.00	0.29	(0.30)	1.15	2.72

Less distributions to shareholders:
From net investment income	(0.02)	(0.10)	(0.03)	(0.73)	(0.49)	(0.05)
From net realized gain on investments	(0.71)	(0.16)	(1.28)	(0.58)	(0.07)	—

Total distributions to shareholders	(0.73)	(0.26)	(1.31)	(1.31)	(0.56)	(0.05)

Net asset value - End of period	$13.00	$13.36	$11.62	$12.64	$14.25	$13.66

Net assets - End of period (000’s omitted)	$7,597	$4,733	$1,731	$1,631	$1,825	$618

Total return[4]	2.83%	17.52%	3.04%	(2.41%)	8.71%	24.87%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[5,12]	0.55%[7]	0.55%[8]	0.55%[9]	0.55%[10]	0.55%[10]
Net investment income (loss)[2]	(0.39%)[5]	0.10%	0.14%	0.36%	0.12%	0.11%
Series portfolio turnover[11]	37%	175%	26%	28%	48%	20%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.79%[5,6]	0.97%[7]	0.89%[8]	1.21%[9]	2.06%[10]	9.07%[10]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.48	$11.71	$12.73	$14.35	$13.75	$11.01

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.11	0.07	0.11	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.39	1.98	0.99	(0.35)	1.14	2.74

Total from investment operations	0.40	2.09	1.06	(0.24)	1.22	2.80

Less distributions to shareholders:
From net investment income	(0.05)	(0.16)	(0.80)	(0.80)	(0.55)	(0.06)
From net realized gain on investments	(0.71)	(0.16)	(1.28)	(0.58)	(0.07)	—

Total distributions to shareholders	(0.76)	(0.32)	(2.08)	(1.38)	(0.62)	(0.06)

Net asset value - End of period	$13.12	$13.48	$11.71	$12.73	$14.35	$13.75

Net assets - End of period (000’s omitted)	$1,662	$1,361	$5,548	$4,494	$2,894	$1,983

Total return[3]	3.00%	18.29%	3.49%	(1.92%)	9.15%	25.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.05%[6]	0.05%[7]	0.05%[8]	0.05%[9]	0.05%[9]
Net investment income[2]	0.16%[4]	0.90%	0.64%	0.86%	0.57%	0.46%
Series portfolio turnover[10]	37%	175%	26%	28%	48%	20%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.92%[4,5]	0.97%[6]	0.89%[7]	1.21%[8]	2.14%[9]	6.82%[9]

TARGET 2045 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[11] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.48	$13.46

Income (loss) from investment operations:
Net investment income[1,2]	0.02	—
Net realized and unrealized gain (loss) on investments	0.39	0.02

Total from investment operations	0.41	0.02

Less distributions to shareholders:
From net investment income	(0.05)	—
From net realized gain on investments	(0.71)	—

Total distributions to shareholders	(0.76)	—

Net asset value - End of period	$13.13	$13.48

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	3.11%	0.15%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.31%	(0.05%)
Series portfolio turnover[10]	37%	175%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:
	0.92%[5]	0.97%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series were 0.55% for Manning & Napier Blended Asset Extended Series - Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I, 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I, 0.55% for Manning & Napier Blended Asset Extended Series -Class R6 and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Commencement of operations.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.03	$9.41	$11.35	$13.73	$13.52	$10.81

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.01)	0.04	0.04	0.09	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.37	1.69	0.18	(0.32)	1.07	2.74

Total from investment operations	0.36	1.73	0.22	(0.23)	1.12	2.79

Less distributions to shareholders:
From net investment income	(0.02)	(0.11)	(0.04)	(0.72)	(0.54)	(0.05)
From net realized gain on investments	(0.79)	—	(2.12)	(1.43)	(0.37)	(0.03)

Total distributions to shareholders	(0.81)	(0.11)	(2.16)	(2.15)	(0.91)	(0.08)

Net asset value - End of period	$10.58	$11.03	$9.41	$11.35	$13.73	$13.52

Net assets - End of period (000’s omitted)	$20,530	$18,667	$14,874	$15,144	$47,531	$36,591

Total return[3]	3.29%	18.55%	3.43%	(2.15%)	8.80%	25.99%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.31%[6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[8]
Net investment income (loss)[2]	(0.11%)[4]	0.39%	0.40%	0.72%	0.40%	0.37%
Series portfolio turnover[9]	20%	139%	31%	49%	13%	5%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.49%[4,5]	0.41%[6]	0.37%[7]	0.26%[7]	0.18%[8]	0.26%[8]
TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.91	$9.30	$11.25	$13.60	$13.43	$10.74

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.02)	0.01	0.01	0.06	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.36	1.68	0.18	(0.29)	1.04	2.73

Total from investment operations	0.34	1.69	0.19	(0.23)	1.05	2.74

Less distributions to shareholders:
From net investment income	(0.01)	(0.08)	(0.02)	(0.69)	(0.51)	(0.02)
From net realized gain on investments	(0.79)	—	(2.12)	(1.43)	(0.37)	(0.03)

Total distributions to shareholders	(0.80)	(0.08)	(2.14)	(2.12)	(0.88)	(0.05)

Net asset value - End of period	$10.45	$10.91	$9.30	$11.25	$13.60	$13.43

Net assets - End of period (000’s omitted)	$5,783	$3,345	$2,433	$2,215	$5,140	$5,022

Total return[3]	3.15%	18.35%	3.09%	(2.17%)	8.28%	25.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.56%[6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[8]
Net investment income (loss)[2]	(0.38%)[4]	0.07%	0.12%	0.54%	0.10%	0.11%
Series portfolio turnover[9]	20%	139%	31%	49%	13%	5%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.39%[4,5]	0.41%[6]	0.37%[7]	0.26%[7]	0.18%[8]	0.26%[8]
1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.12	$9.48	$11.43	$13.82	$13.60	$10.88

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.07	0.07	0.10	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.36	1.70	0.17	(0.29)	1.08	2.76

Total from investment operations	0.38	1.77	0.24	(0.19)	1.16	2.83

Less distributions to shareholders:
From net investment income	(0.04)	(0.13)	(0.07)	(0.77)	(0.57)	(0.08)
From net realized gain on investments	(0.79)	—	(2.12)	(1.43)	(0.37)	(0.03)

Total distributions to shareholders	(0.83)	(0.13)	(2.19)	(2.20)	(0.94)	(0.11)

Net asset value - End of period	$10.67	$11.12	$9.48	$11.43	$13.82	$13.60

Net assets - End of period (000’s omitted)	$2,049	$13,364	$12,928	$15,688	$12,077	$9,042

Total return[3]	3.40%	18.91%	3.61%	(1.82%)	9.07%	26.21%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[4,5]	0.06%[6]	0.05%[7]	0.05%[8]	0.05%[8]	0.05%[8]
Net investment income[2]	0.40%[4]	0.71%	0.73%	0.84%	0.62%	0.57%
Series portfolio turnover[9]	20%	139%	31%	49%	13%	5%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.51%[4,5]	0.41%[6]	0.37%[7]	0.26%[8]	0.18%[8]	0.26%[8]

TARGET 2050 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 04/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[10] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.12	$11.10

Income (loss) from investment operations:
Net investment income[1,2]	0.02	—
Net realized and unrealized gain (loss) on investments	0.36	0.02

Total from investment operations	0.38	0.02

Less distributions to shareholders:
From net investment income	(0.04)	—
From net realized gain on investments	(0.79)	—

Total distributions to shareholders	(0.83)	—

Net asset value - End of period	$10.67	$11.12

Net assets - End of period (000’s omitted)	$5	$5

Total return[3]	3.43%	0.18%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%[5]	0.05%[6]
Net investment income (loss)[2,4]	0.30%	(0.05%)
Series portfolio turnover[9]	20%	139%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[4]:

	0.48%[5]	0.41%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10Commencement of operations.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.57	$11.70	$12.56	$13.94	$13.85	$11.04

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.01)	0.05	0.03	0.09	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	0.45	2.08	0.30	(0.35)	1.05	2.86

Total from investment operations	0.44	2.13	0.33	(0.26)	1.11	2.84

Less distributions to shareholders:
From net investment income	(0.03)	(0.13)	(0.05)	(0.74)	(0.55)	(0.03)
From net realized gain on investments	(1.12)	(0.13)	(1.14)	(0.38)	(0.47)	—

Total distributions to shareholders	(1.15)	(0.26)	(1.19)	(1.12)	(1.02)	(0.03)

Net asset value - End of period	$12.86	$13.57	$11.70	$12.56	$13.94	$13.85

Net assets - End of period (000’s omitted)	$4,245	$4,141	$2,380	$1,142	$1,777	$208

Total return[3]	3.30%	18.61%	3.38%	(2.06%)	8.50%	25.79%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[4,5]	0.31%[6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[8]
Net investment income (loss)[2]	(0.11%)[4]	0.37%	0.30%	0.68%	0.43%	(0.17%)
Series portfolio turnover[9]	18%	186%	30%	55%	63%	605%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.95%[4,5]	2.15%[6]	2.44%[7]	3.68%[7]	4.79%[8]	62.25%[8]
TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.43	$11.59	$12.45	$13.83	$13.77	$11.03

Income (loss) from investment operations:
Net investment income (loss)[1,2]	(0.03)	0.01	0.01	0.05	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.44	2.07	0.30	(0.34)	1.04	2.77

Total from investment operations	0.41	2.08	0.31	(0.29)	1.07	2.76

Less distributions to shareholders:
From net investment income	(0.02)	(0.11)	(0.03)	(0.71)	(0.54)	(0.02)
From net realized gain on investments	(1.12)	(0.13)	(1.14)	(0.38)	(0.47)	—

Total distributions to shareholders	(1.14)	(0.24)	(1.17)	(1.09)	(1.01)	(0.02)

Net asset value - End of period	$12.70	$13.43	$11.59	$12.45	$13.83	$13.77

Net assets - End of period (000’s omitted)	$4,117	$2,388	$519	$409	$515	$51

Total return[3]	3.14%	18.28%	3.18%	(2.32%)	8.21%	25.01%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4,5]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[8]
Net investment income (loss)[2]	(0.39%)[4]	0.04%	0.11%	0.39%	0.24%	(0.07%)
Series portfolio turnover[9]	18%	186%	30%	55%	63%	605%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.84%[4,5]	2.15%[6]	2.44%[7]	3.68%[7]	5.39%[8]	129.56%[8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

38

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.70	$11.81	$12.66	$14.05	$13.94	$11.05

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.12	0.07	0.10	0.08	— [3]
Net realized and unrealized gain (loss) on investments	0.45	2.06	0.30	(0.33)	1.07	2.94

Total from investment operations	0.46	2.18	0.37	(0.23)	1.15	2.94

Less distributions to shareholders:
From net investment income	(0.05)	(0.16)	(0.08)	(0.78)	(0.57)	(0.05)
From net realized gain on investments	(1.12)	(0.13)	(1.14)	(0.38)	(0.47)	—

Total distributions to shareholders	(1.17)	(0.29)	(1.22)	(1.16)	(1.04)	(0.05)

Net asset value - End of period	$12.99	$13.70	$11.81	$12.66	$14.05	$13.94

Net assets - End of period (000’s omitted)	$344	$210	$2,783	$1,658	$872	$366

Total return[4]	3.39%	18.87%	3.69%	(1.83%)	8.75%	26.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[5,6]	0.05%[7]	0.05%[8]	0.05%[8]	0.05%[9]	0.05%[9]
Net investment income (loss)[2]	0.12%[5]	0.95%	0.58%	0.80%	0.57%	(0.03%)
Series portfolio turnover[10]	18%	186%	30%	55%	63%	605%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.97%[5,6]	2.15%[7]	2.44%[8]	3.68%[8]	7.80%[9]	8.21%[9]

TARGET 2055 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/16/17[11] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.70	$13.68

Income (loss) from investment operations:
Net investment income[1,2]	0.02	—
Net realized and unrealized gain on (loss) on investments	0.45	0.02

Total from investment operations	0.47	0.02

Less distributions to shareholders:
From net investment income	(0.05)	—
From net realized gain on investments	(1.12)	—

Total distributions to shareholders	(1.17)	—

Net asset value - End of period	$13.00	$13.70

Net assets - End of period (000’s omitted)	$5	$5

Total return[4]	3.50%	0.15%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%[6]	0.05%[7]
Net investment income (loss)[2,5]	0.30%	(0.05%)
Series portfolio turnover[10]	18%	186%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[5]:
	1.97%[6]	2.15%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Commencement of operations.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

TARGET 2060 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED		FOR THE PERIOD
	(UNAUDITED)	10/31/17	10/31/16	9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.45	$10.67	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	(0.01)	0.04	0.01	(0.00)[4]
Net realized and unrealized gain (loss) on investments	0.41	1.91	0.34	0.36

Total from investment operations	0.40	1.95	0.35	0.36

Less distributions to shareholders:
From net investment income	(0.02)	(0.12)	(0.04)	—
From net realized gain on investments	(1.28)	(0.05)	—	—

Total distributions to shareholders	(1.30)	(0.17)	(0.04)	—

Net asset value - End of period	$11.55	$12.45	$10.67	$10.36

Net assets - End of period (000’s omitted)	$4,623	$3,284	$1,407	$52

Total return[5]	3.30%	18.56%	3.45%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%[6,7]	0.31%[8]	0.30%[9]	0.30%[6,10]
Net investment income (loss)[3]	(0.13%)[6]	0.39%	0.10%	(0.30%)[6]
Series portfolio turnover[11]	3%	173%	14%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	2.57%[6,7]	5.26%[8]	9.37%[9]	151.35%[6,10,12]
TARGET 2060 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED		FOR THE PERIOD
	(UNAUDITED)	10/31/17	10/31/16	9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.43	$10.65	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	(0.02)	— [4]	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.39	1.92	0.31	0.37

Total from investment operations	0.37	1.92	0.32	0.36

Less distributions to shareholders:
From net investment income	(0.01)	(0.09)	(0.03)	—
From net realized gain on investments	(1.28)	(0.05)	—	—

Total distributions to shareholders	(1.29)	(0.14)	(0.03)	—

Net asset value - End of period	$11.51	$12.43	$10.65	$10.36

Net assets - End of period (000’s omitted)	$2,712	$1,242	$182	$56

Total return[5]	3.09%	18.29%	3.16%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[6,7]	0.55%[8]	0.55%[9]	0.55%[6,10]
Net investment income (loss)[3]	(0.42%)[6]	(0.01%)	0.09%	(0.55%)[6]
Series portfolio turnover[11]	3%	173%	14%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	2.43%[6,7]	5.26%[8]	9.37%[9]	151.35%[6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

40

Financial Highlights

TARGET 2060 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED		FOR THE PERIOD
	(UNAUDITED)	10/31/17	10/31/16	9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.46	$10.68	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.01	0.08	(0.07)	(0.00)[4]
Net realized and unrealized gain (loss) on investments	0.41	1.89	0.31	0.36

Total from investment operations	0.42	1.97	0.38	0.36

Less distributions to shareholders:
From net investment income	(0.04)	(0.14)	(0.06)	—
From net realized gain on investments	(1.28)	(0.05)	—	—

Total distributions to shareholders	(1.32)	(0.19)	(0.06)	—

Net asset value - End of period	$11.56	$12.46	$10.68	$10.36

Net assets - End of period (000’s omitted)	$136	$104	$56	$52

Total return[5]	3.44%	18.80%	3.71%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%[6,7]	0.05%[8]	0.05%[9]	0.05%[6,10]
Net investment income (loss)[3]	0.13%[6]	0.72%	0.65%	(0.05%)[6]
Series portfolio turnover[11]	3%	173%	14%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	2.50%[6,7]	5.26%[8]	9.37%[9]	151.34%[6,10,12]

TARGET 2060 SERIES CLASS R6	FOR THE SIX MONTHS ENDED 4/30/2018 (UNAUDITED)	FOR THE PERIOD 10/16/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.46	$12.44

Income (loss) from investment operations:
Net investment income[13]	0.02	—
Net realized and unrealized gain (loss) on investments	0.40	0.02

Total from investment operations	0.42	0.02

Less distributions to shareholders:
From net investment income	(0.04)	—
From net realized gain on investments	(1.28)	—

Total distributions to shareholders	(1.32)	—

Net asset value - End of period	$11.56	$12.46

Net assets - End of period (000’s omitted)	$5	$5

Total return[5]	3.45%	0.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.05%[7]	0.05%[8]
Net investment loss[6]	0.30%	(0.05%)
Series portfolio turnover[11]	3%	173%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average (net assets) would have been increased by the following amounts[6]:
	2.58%[7]	5.26%[8]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.55%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.85% for Manning & Napier Pro-Blend® Maximum Term Series - Class I and 0.55% for Manning & Napier Blended Asset Maximum Series - Class R6.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

13Calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

41

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, I and R6). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 40 million have been designated in each of the Series for Class K, R and R6 common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

42

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$116,528,851	$116,528,851	$—	$—

Total assets	$116,528,851	$116,528,851	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$3,222,048	$3,222,048	$—	$—

Total assets	$3,222,048	$3,222,048	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$93,346,765	$93,346,765	$—	$—

Total assets	$93,346,765	$93,346,765	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$50,705,298	$50,705,298	$—	$—

Total assets	$50,705,298	$50,705,298	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$113,016,946	$113,016,946	$—	$—

Total assets	$113,016,946	$113,016,946	$—	$—

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$29,828,734	$29,828,734	$—	$—

Total assets	$29,828,734	$29,828,734	$—	$—

43

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$67,348,841	$67,348,841	$—	$—

Total assets	$67,348,841	$67,348,841	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$17,668,162	$17,668,162	$—	$—

Total assets	$17,668,162	$17,668,162	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$28,387,114	$28,387,114	$—	$—

Total assets	$28,387,114	$28,387,114	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$8,700,319	$8,700,319	$—	$—

Total assets	$8,700,319	$8,700,319	$—	$—

	TARGET 2060 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$7,480,340	$7,480,340	$—	$—

Total assets	$7,480,340	$7,480,340	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2017 or April 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

44

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series and Target 2055 Series tax returns remains open for the years ended October 31, 2014 through October 31, 2017. The statute of limitations on Target 2060 Series remains open for the period ended October 31, 2015 and the years ended October 31, 2016 through 2017. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

45

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive a fee for the services it performs for the Series. However, the Advisor is entitled to receive the management fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for this role.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class K, Class R and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed, until at least February 29, 2028 to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class I, Class K, and Class R shares, and 0.05% of the average daily net assets of the Class R6 shares. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2018, the Advisor reimbursed expenses of $47,061 for Target Income Series, $72,756 for Target 2015 Series, $63,619 for Target 2020 Series, $59,478 for Target 2025 Series, $67,502 for Target 2030 Series, $69,143 Target 2035 Series, $71,924 for Target 2040 Series, $75,153 for Target 2045 Series, $78,830 for Target 2050 Series, $77,542 for Target 2055 series and $76,577 for Target 2060 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares and 0.50% of average daily net assets attributable to Class R shares. There are no distribution and service fees on Class I and Class R6 shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets of the Target Series with an annual base fee of $40,000 per Target series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

46

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$27,577,284	$8,693,577
Target 2015 Series	$1,427,081	$2,726,148
Target 2020 Series	$18,658,767	$39,781,024
Target 2025 Series	$22,387,134	$11,619,683
Target 2030 Series	$24,643,625	$54,846,258
Target 2035 Series	$12,490,739	$9,306,718
Target 2040 Series	$18,984,673	$38,447,785
Target 2045 Series	$7,749,132	$6,470,863
Target 2050 Series	$6,817,483	$15,651,163
Target 2055 Series	$3,211,776	$1,485,586
Target 2060 Series	$2,924,323	$200,897

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the six months ended April 30, 2018 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$98,989,721	$27,577,284	$8,693,577	$116,528,851	10,870,229	$389,392	$59,805	$(1,404,382)

TARGET 2015 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,766,362	$1,155,256	$951,195	$1,932,795	180,298	$5,815	$(5,159)	$(32,469)
Blended Asset Moderate Series - Class R6	2,792,015	271,825	1,774,953	1,289,253	121,170	7,494	9,046	(8,679)

	$4,558,377	$1,427,081	$2,726,148	$3,222,048		$13,309	$3,887	$(41,148)

47

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$17,770,393	$1,392,267	$10,034,799	$9,334,373	908,897	$45,010	$232,233	$(25,722)
Blended Asset Moderate Series - Class R6	96,805,738	17,266,500	29,746,225	84,012,392	7,895,901	292,355	467,343	(780,964)

	$114,576,131	$18,658,767	$39,781,024	$93,346,765		$337,365	$699,576	$(806,686)

TARGET 2025 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 04/30/18	SHARES HELD AT 04/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$24,428,863	$9,307,155	$8,398,989	$25,325,058	2,465,926	$62,891	$116,282	$(128,253)
Blended Asset Moderate Series - Class R6	15,812,118	13,079,979	3,220,694	25,380,240	2,385,361	48,551	(4,193)	(286,969)

	$40,240,981	$22,387,134	$11,619,683	$50,705,298		$111,442	$112,088	$(415,222)

TARGET 2030 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$119,139,003	$22,827,787	$40,649,386	$101,677,168	9,900,406	$305,677	$984,083	$(624,318)
Blended Asset Maximum Series - Class R6	22,546,555	1,815,838	14,196,872	11,339,778	946,559	41,372	891,057	293,542

	$141,685,558	$24,643,625	$54,846,258	$113,016,946		$347,049	$1,875,140	$(330,776)

TARGET 2035 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$15,365,587	$8,722,185	$4,580,611	$19,384,199	1,887,459	$41,428	$32,585	$(155,548)
Blended Asset Maximum Series - Class R6	10,951,620	3,768,554	4,726,107	10,444,535	871,831	21,048	253,839	201,892

	$26,317,207	$12,490,739	$9,306,718	$29,828,734		$62,476	$286,424	$46,344

48

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2040 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 04/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$28,065,508	$11,409,064	$12,644,211	$26,860,176	2,615,402	$72,393	$303,533	$(273,718)
Blended Asset Maximum Series - Class R6	55,962,686	7,575,609	25,803,574	40,488,665	3,379,688	103,204	1,777,538	1,002,207

	$84,028,194	$18,984,673	$38,447,785	$67,348,841		$175,597	$2,081,071	$728,489

TARGET 2045 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 04/30/18	SHARES HELD AT 04/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$1,493,246	$1,949,082	$761,213	$2,647,266	257,767	$3,870	$5,567	$39,415
Blended Asset Maximum Series - Class R6	14,397,470	5,800,050	5,709,650	15,020,896	1,253,831	26,666	271,327	(268,364)

	$15,890,716	$7,749,132	$6,470,863	$17,668,162		$30,536	$276,894	$(228,949)

TARGET 2050 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$35,389,255	$6,817,483	$15,651,163	$28,387,114	2,369,542	$66,329	$1,185,135	$662,987

TARGET 2055 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$6,736,319	$3,211,776	$1,485,586	$8,700,319	726,237	$13,320	$73,391	$167,749

TARGET 2060 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/18	SHARES HELD AT 4/30/18	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$4,618,675	$2,924,323	$200,897	$7,480,340	624,402	$9,263	$9,330	$131,225

49

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class K, Class R, Class I and Class R6 shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	2,293,816	$22,654,899	2,337,440	$22,659,341	827,149	$8,057,224	1,017,890	$9,772,506
Reinvested	30,645	302,775	106,700	992,014	4,028	39,313	2,785	26,048
Repurchased	(435,617)	(4,291,285)	(1,119,121)	(10,770,060)	(63,907)	(622,774)	(129,081)	(1,229,453)

Total	1,888,844	$18,666,389	1,325,019	$12,881,295	767,270	$7,473,763	891,594	$8,569,101

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	17,568	$177,402	131,766	$1,259,979	—	$—	504	$5,000
Reinvested	3,700	36,670	21,427	199,890	3	25	—	—
Repurchased	(725,477)	(7,274,354)	(634,616)	(6,088,342)	—	—	—	—

Total	(704,209)	$(7,060,282)	(481,423)	$(4,628,473)	3	$25	504	$5,000

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	30,621	$341,374	127,914	$1,381,081	116	$1,304	1,512	$15,971
Reinvested	1,230	13,667	4,600	47,515	9	100	7	72
Repurchased	(154,068)	(1,711,834)	(68,059)	(726,662)	(3)	(34)	(74,290)	(780,760)

Total	(122,217)	$(1,356,793)	64,455	$701,934	122	$1,370	(72,771)	$(764,717)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	8,749	$99,232	71,237	$759,360	—	$—	446	$5,000
Reinvested	148	1,651	3,867	40,103	3	27	—	—
Repurchased	(3,277)	(36,930)	(298,585)	(3,249,874)	—	—	—	—

Total	5,620	$63,953	(223,481)	$(2,450,411)	3	$27	446	$5,000

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	1,004,194	$9,466,442	2,172,901	$19,607,802	509,473	$4,732,160	886,323	$8,009,764
Reinvested	21,038	197,761	121,288	1,040,715	2,608	24,015	6,480	55,423
Repurchased	(566,181)	(5,334,901)	(3,836,660)	(34,880,548)	(67,422)	(628,172)	(250,464)	(2,227,372)

Total	459,051	$4,329,302	(1,542,471)	$(14,232,031)	444,659	$4,128,003	642,339	$5,837,815

50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	113,857	$1,085,280	682,033	$6,089,825	—	$—	529	$5,000
Reinvested	12,951	122,001	80,657	698,280	2	22	—	—
Repurchased	(3,177,614)	(30,598,235)	(2,516,290)	(23,043,275)	—	—	—	—

Total	(3,050,806)	$(29,390,954)	(1,753,600)	$(16,255,170)	2	$22	529	$5,000

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	874,776	$10,488,321	1,510,708	$17,519,643	709,622	$8,544,326	1,041,870	$12,170,838
Reinvested	6,314	75,515	18,798	204,099	2,723	32,641	2,406	26,982
Repurchased	(639,330)	(7,669,119)	(605,174)	(6,888,059)	(47,797)	(578,290)	(137,641)	(1,565,471)

Total	241,760	$2,894,717	924,332	$10,835,683	664,548	$7,998,677	906,635	$10,632,349

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	23,873	$284,485	370,555	$4,134,606	—	$—	418	$5,000
Reinvested	653	7,788	19,004	205,945	2	22	—	—
Repurchased	(39,041)	(468,487)	(1,611,229)	(18,497,112)	—	—	—	—

Total	(14,515)	$(176,214)	(1,221,670)	$(14,156,561)	2	$22	418	$5,000

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	1,081,508	$10,387,685	2,778,652	$25,188,374	638,196	$6,081,357	1,104,982	$10,086,182
Reinvested	22,002	210,341	134,225	1,140,501	2,540	24,082	10,235	86,458
Repurchased	(1,267,009)	(12,179,444)	(2,812,564)	(25,309,781)	(116,737)	(1,112,307)	(497,936)	(4,376,457)

Total	(163,499)	$(1,581,418)	100,313	$1,019,094	523,999	$4,993,132	617,281	$5,796,183

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	272,320	$2,643,369	758,409	$6,802,909	—	$—	520	$5,000
Reinvested	13,397	129,286	97,154	836,401	2	19	—	—
Repurchased	(3,620,691)	(36,141,435)	(3,060,611)	(28,059,927)	—	—	—	—

Total	(3,334,974)	$(33,368,780)	(2,205,048)	$(20,420,617)	2	$19	520	$5,000

51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	476,485	$6,064,043	814,585	$9,738,361	389,004	$4,988,275	544,941	$6,670,222
Reinvested	23,744	300,026	21,885	243,472	9,149	115,564	2,155	24,341
Repurchased	(610,919)	(7,826,064)	(434,491)	(5,179,247)	(9,868)	(126,568)	(168,720)	(1,949,856)

Total	(110,690)	$(1,461,995)	401,979	$4,802,586	388,285	$4,977,271	378,376	$4,744,707

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	11,954	$153,037	234,658	$2,741,000	—	$—	393	$5,000
Reinvested	1,330	16,853	21,053	235,530	7	83	—	—
Repurchased	(4,954)	(63,198)	(1,189,172)	(14,478,654)	—	—	—	—

Total	8,330	$106,692	(933,461)	$(11,502,124)	—	$83	—	$5,000

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	694,771	$7,045,198	1,845,055	$17,096,157	522,811	$5,258,212	619,963	$5,888,746
Reinvested	110,912	1,108,012	74,153	646,006	17,109	169,559	5,183	44,814
Repurchased	(906,542)	(9,234,763)	(3,091,920)	(29,044,040)	(73,240)	(738,079)	(362,011)	(3,348,998)

Total	(100,859)	$(1,081,553)	(1,172,712)	$(11,301,877)	466,680	$4,689,692	263,135	$2,584,562

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	188,133	$1,915,162	457,484	$4,244,538	—	$—	496	$5,000
Reinvested	53,181	535,536	45,229	401,029	11	112	—	—
Repurchased	(2,252,026)	(23,764,337)	(1,327,779)	(12,659,051)	—	—	—	—

Total	(2,010,712)	$(21,313,639)	(825,066)	$(8,013,484)	11	$112	496	$5,000

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	287,074	$3,828,123	289,509	$3,610,585	250,905	$3,322,857	309,595	$3,960,365
Reinvested	42,405	552,543	14,998	172,547	21,172	274,179	2,194	24,869
Repurchased	(415,987)	(5,565,608)	(157,105)	(1,895,184)	(41,663)	(556,766)	(106,658)	(1,260,324)

Total	(86,508)	$(1,184,942)	147,402	$1,887,948	230,414	$3,040,270	205,131	$2,724,910

52

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	28,474	$384,360	187,597	$2,278,160	—	$—	371	$5,000
Reinvested	6,649	86,772	11,904	137,492	22	284	—	—
Repurchased	(9,511)	(128,321)	(572,125)	(7,274,559)	—	—	—	—

Total	25,612	$342,811	(372,624)	$(4,858,907)	22	$284	371	$5,000

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/16
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	422,962	$4,605,007	719,001	$7,297,415	241,756	$2,571,336	254,979	$2,619,581
Reinvested	134,865	1,418,778	18,205	173,482	25,431	264,514	2,280	21,200
Repurchased	(309,182)	(3,360,286)	(626,193)	(6,386,413)	(20,309)	(224,188)	(212,192)	(2,122,025)

Total	248,645	$2,663,499	111,013	$1,084,484	246,878	$2,611,662	45,067	$518,756

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	108,944	$1,203,803	449,709	$4,542,067	—	$—	451	$5,000
Reinvested	93,742	993,663	18,875	182,278	35	372	—	—
Repurchased	(1,212,380)	(13,608,825)	(630,302)	(6,584,168)	—	—	—	—

Total	(1,009,694)	$(11,411,359)	(161,718)	$(1,859,823)	35	$372	451	$5,000

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	122,574	$1,625,926	183,894	$2,305,123	128,786	$1,682,470	166,456	$2,131,519
Reinvested	29,272	374,094	4,973	57,576	19,193	242,384	955	11,041
Repurchased	(126,846)	(1,678,747)	(86,995)	(1,064,756)	(1,708)	(22,326)	(34,345)	(418,012)

Total	25,000	$321,273	101,872	$1,297,943	146,271	$1,902,528	133,066	$1,724,548

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	11,036	$147,777	141,581	$1,738,110	—	$—	365	$5,000
Reinvested	1,693	21,844	5,949	69,828	34	428	—	—
Repurchased	(1,567)	(21,093)	(367,843)	(4,785,227)	—	—	—	—

Total	11,162	$148,528	(220,313)	$(2,977,289)	34	$428	365	$5,000

53

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	117,336	$1,398,381	134,187	$1,564,437	124,171	$1,463,128	97,802	$1,164,532
Reinvested	33,071	379,653	2,389	25,579	13,329	152,746	196	2,130
Repurchased	(13,729)	(159,578)	(4,631)	(53,278)	(1,933)	(23,248)	(15,100)	(164,344)

Total	136,678	$1,618,456	131,945	$1,536,738	135,567	$1,592,626	82,898	$1,002,318

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17		FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/16/17[1] TO 10/31/17
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS	CLASS R6 SHARES	AMOUNTS
Sold	2,682	$31,625	4,721	$53,596	—	$—	402	$5,000
Reinvested	789	9,062	108	1,164	46	531	—	—
Repurchased	(35)	(432)	(1,774)	(20,121)	—	—	—	—

Total	3,436	$40,255	3,055	$34,639	46	$531	402	$5,000

1Commencement of operations.

The following table represents instances at April 30, 2018, where a shareholder account owned greater than 10% of a Series:

SERIES	NUMBER OF ACCOUNTS OVER 10%	PERCENTAGE OF THE SERIES
Target Income Series	1	46.2%
Target 2015 Series	2	30.5%
Target 2020 Series	1	46.4%
Target 2030 Series	1	46.3%
Target 2040 Series	1	42.9%
Target 2050 Series	2	43.6%
Target 2060 Series	1	42.1%

At April 30, 2018, the Advisor and its affiliates owned 0.2% of the Target 2015 Series, 2.7% of the Target 2060 Series, and 0.1% or less of each remaining Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were directly held by the Series as of April 30, 2018.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital

54

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2017 were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2017)	$1,234,782	$90,007	$1,858,404	$475,544	$2,163,446

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Ordinary income (2017)	$361,500	$1,141,133	$174,047	$391,345	$75,733	$24,681
Long-term capital gain (2017)	$164,470	$—	$177,024	$—	$68,636	$4,290

At April 30, 2018, the the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$118,120,464	$3,273,716	$94,374,638	$51,208,536	$113,569,618
Unrealized appreciation	—	—	—	—	313,783
Unrealized depreciation	(1,591,613)	(51,668)	(1,027,873)	(503,238)	(866,455)

Net unrealized depreciation	$(1,591,613)	$(51,668)	$(1,027,873)	$(503,238)	$(552,672)

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Cost for federal income tax purposes	$29,803,351	$66,624,059	$17,430,789	$27,691,932	$8,526,668	$7,344,960
Unrealized appreciation	208,242	1,051,052	279,603	695,182	173,651	135,380
Unrealized depreciation	(182,859)	(326,270)	(42,230)	—	—	—

Net unrealized appreciation (depreciation)	$25,383	$724,782	$237,373	$695,182	$173,651	$135,380

At October 31, 2017, Target Income Series, Target 2015 Series, Target 2020 Series and Target 2030 Series had net long-term capital loss carryforwards of $406,009, $431,980, $2,328,975 and $1,622,824, respectively, which may be carried forward indefinitely.

55

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 16, 2017, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral information to the Board to assist the Board in its considerations. The discussion below outlines the materials and information presented to the Board in connection with the Board’s 2017 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the Advisor’s personnel who perform services to the Fund, the strength of its compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources in domestic and foreign financial markets. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the teams during the past year, investment team compensation and investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s non-U.S. portfolios which have resulted in a downward trend in assets under management. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund, and the Series’ actual and comparative performance, especially over the current market cycle supported the renewal of the agreement.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with firmwide investment management profitability to provide a meaningful comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

56

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund. The Advisor also presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a mean and median basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. In addition, the Board considered fee reductions that went into effect for the Fund’s Target Series in October 2017, as well as projected fee and expense changes for certain Series approved by the Board in a prior Board meeting. These fee and expense changes would go into effect pursuant to a successful shareholder vote in 2018. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2018

BLENDED ASSET CONSERVATIVE SERIES

BLENDED ASSET MODERATE SERIES

BLENDED ASSET EXTENDED SERIES

BLENDED ASSET MAXIMUM SERIES

www.manning-napier.com

Shareholder Expense Example - Blended Asset Conservative Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18
Actual	$1,000.00	$991.60	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition - Blended Asset Conservative Series

As of April 30, 2018 (unaudited)

Sector Allocation[4]
Financials	9.8%
Information Technology	7.6%
Health Care	6.1%
Energy	5.6%
Consumer Discretionary	4.5%
Real Estate	3.5%
Consumer Staples	2.9%
Materials	2.8%
Industrials	2.3%
Telecommunication Services	1.9%
Utilities	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[5]
Booking Holdings, Inc.	0.8%
Qorvo, Inc.	0.7%
Johnson & Johnson	0.7%
Incyte Corp.	0.7%
Facebook, Inc. - Class A	0.6%

5As a percentage of total investments.
Top Five Bond Holdings[6]
U.S. Treasury Note, 1.625%, 4/30/2019	5.9%
U.S. Treasury Note, 1.125%, 7/31/2021	5.2%
U.S. Treasury Bill, 1.85%, 9/6/2018	4.0%
U.S. Treasury Note, 1.375%, 4/30/2020	3.0%
U.S. Treasury Note, 1.625%, 4/30/2023	2.0%

6As a percentage of total investments.

2

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 28.2%

Consumer Discretionary - 2.5%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	2,571	$88,340

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	889	148,854

Household Durables - 0.0%##
Newell Brands, Inc.	2,230	61,615

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc.*	70	109,629
Booking Holdings, Inc.*	440	958,320

		1,067,949
Media - 0.3%
Comcast Corp. - Class A	3,685	115,672
Quebecor, Inc. - Class B (Canada)	5,850	109,077
Shaw Communications, Inc. - Class B (Canada)	5,340	109,757

		334,506
Multiline Retail - 0.2%
Dollar General Corp.	1,260	121,628
Target Corp.	917	66,574

		188,202
Specialty Retail - 0.5%
Dick’s Sporting Goods, Inc.	1,855	61,382
The Home Depot, Inc.	1,103	203,834
Industria de Diseno Textil S.A. (Spain)[1]	9,055	280,688
O’Reilly Automotive, Inc.*	325	83,223

		629,127
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	3,840	383,232
NIKE, Inc. - Class B	855	58,473

		441,705

Total Consumer Discretionary		2,960,298
Consumer Staples - 2.5%
Beverages - 1.4%
Ambev S.A. - ADR (Brazil)	59,920	396,670
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	5,800	576,134
Diageo plc (United Kingdom)[1]	15,415	549,929
PepsiCo, Inc.	1,970	198,852

		1,721,585
Food & Staples Retailing - 0.3%
CVS Health Corp.	1,339	93,502
Walgreens Boots Alliance, Inc.	1,079	71,700
Walmart, Inc.	2,597	229,731

		394,933
Food Products - 0.2%
J&J Snack Foods Corp.	500	68,705
The Kraft Heinz Co.	1,286	72,505
Mondelez International, Inc. - Class A	3,181	125,649

		266,859
Household Products - 0.1%
Colgate-Palmolive Co.	1,301	84,864

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	9,972	558,133

Total Consumer Staples		3,026,374
Energy - 1.6%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.*	9,190	169,004
Ensco plc - Class A	15,330	86,614
Schlumberger Ltd.	6,520	447,011
Transocean Ltd.*	21,540	266,450

		969,079
Oil, Gas & Consumable Fuels - 0.8%
BP plc - ADR (United Kingdom)	3,330	148,485
Chevron Corp.	875	109,471
China Petroleum & Chemical Corp. - ADR (China)	1,395	136,068
Exxon Mobil Corp.	3,320	258,130
Hess Corp.	1,335	76,082
Marathon Petroleum Corp.	783	58,655
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,100	79,662
TOTAL S.A. (France)[1]	865	54,367
Valero Energy Corp.	660	73,214

		994,134

Total Energy		1,963,213
Financials - 2.6%
Banks - 1.3%
Bank of America Corp.	6,750	201,960
BankUnited, Inc.	905	35,847
Citigroup, Inc.	2,470	168,627
Fifth Third Bancorp.	1,275	42,292
Huntington Bancshares, Inc.	2,345	34,964
JPMorgan Chase & Co.	4,161	452,634
KeyCorp.	3,395	67,628

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	255	$37,131
Regions Financial Corp.	2,175	40,672
SunTrust Banks, Inc.	540	36,072
U.S. Bancorp	2,092	105,541
Wells Fargo & Co.	6,522	338,883

		1,562,251
Capital Markets - 1.1%
Apollo Global Management, LLC - Class A	1,490	42,972
Ares Management LP	1,470	32,340
BlackRock, Inc.	830	432,845
The Blackstone Group LP	1,500	46,425
The Charles Schwab Corp.	8,195	456,298
E*TRADE Financial Corp.*	3,840	233,011

		1,243,891
Insurance - 0.2%
The Allstate Corp.	345	33,748
American International Group, Inc.	520	29,120
Arthur J Gallagher & Co.	545	38,145
Chubb Ltd.	350	47,484
Lincoln National Corp.	455	32,141
Old Republic International Corp.	1,655	33,762
Principal Financial Group, Inc.	500	29,610
Willis Towers Watson plc	225	33,415

		277,425

Total Financials		3,083,567
Health Care - 6.0%
Biotechnology - 2.7%
AbbVie, Inc.	1,694	163,556
Amgen, Inc.	778	135,745
Biogen, Inc.*	1,200	328,320
BioMarin Pharmaceutical, Inc.*	5,510	460,140
Gilead Sciences, Inc.	1,616	116,724
Incyte Corp.*	12,510	774,869
Regeneron Pharmaceuticals, Inc.*	1,990	604,323
Seattle Genetics, Inc.*	7,820	400,306
Vertex Pharmaceuticals, Inc.*	1,030	157,755

		3,141,738
Health Care Equipment & Supplies - 0.6%
Koninklijke Philips N.V. - NY Shares (Netherlands)	1,571	66,328
Medtronic plc[2]	7,929	635,351

		701,679
Health Care Providers & Services - 0.3%
DaVita, Inc.*[2]	5,430	340,950

Pharmaceuticals - 2.4%
AstraZeneca plc (United Kingdom)[1]	1,010	70,703
Bristol-Myers Squibb Co.	6,730	350,835
Eli Lilly & Co.	1,869	151,520
Johnson & Johnson	6,525	825,347
Merck & Co., Inc.	8,452	497,569
Novartis AG - ADR (Switzerland)	7,485	574,025
Perrigo Co. plc[2]	545	42,586
Pfizer, Inc.	5,491	201,025
Sanofi (France)[1]	725	57,320
Sanofi - ADR (France)	3,046	119,769

		2,890,699

Total Health Care		7,075,066
Industrials - 2.1%
Aerospace & Defense - 0.3%
The Boeing Co.	563	187,794
Lockheed Martin Corp.	342	109,727
United Technologies Corp.	973	116,906

		414,427
Air Freight & Logistics - 0.4%
FedEx Corp.	1,280	316,416
United Parcel Service, Inc. - Class B	1,074	121,899

		438,315
Airlines - 0.1%
Delta Air Lines, Inc.	1,000	52,220
Southwest Airlines Co.	925	48,868

		101,088
Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	4,990	74,351
Waste Management, Inc.	1,190	96,735

		171,086
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	1,500	63,300

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	3,174	73,859
Emerson Electric Co.	1,002	66,543

		140,402
Industrial Conglomerates - 0.3%
3M Co.	928	180,394
General Electric Co.	985	13,859

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	860	$124,425

		318,678

Machinery - 0.1%
Caterpillar, Inc.	569	82,141
Mueller Water Products, Inc. - Class A	5,750	56,292

		138,433

Professional Services - 0.2%
Equifax, Inc.	2,300	257,715

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	2,940	209,328
Kansas City Southern	940	100,232
Union Pacific Corp.	931	124,410

		433,970

Total Industrials		2,477,414
Information Technology - 6.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	4,532	200,722

Internet Software & Services - 1.4%
Alibaba Group Holding Ltd. - ADR (China)*	1,890	337,441
Alphabet, Inc. - Class A*	210	213,902
Alphabet, Inc. - Class C*	210	213,639
Facebook, Inc. - Class A*	4,200	722,400
Tencent Holdings Ltd. - Class H (China)[1]	4,470	219,758

		1,707,140

IT Services - 1.1%
Automatic Data Processing, Inc.	668	78,877
Broadridge Financial Solutions, Inc.	280	30,019
International Business Machines Corp.	1,024	148,439
InterXion Holding N.V. (Netherlands)*	920	59,819
Mastercard, Inc. - Class A	3,270	582,943
Visa, Inc. - Class A	3,480	441,542

		1,341,639

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.	393	90,162
Intel Corp.	7,955	410,637
Qorvo, Inc.*	12,390	835,086
Skyworks Solutions, Inc.	5,460	473,710
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,180	199,171
Texas Instruments, Inc.	4,466	452,986

		2,461,752

Software - 1.2%
Electronic Arts, Inc.*	2,630	310,287
Microsoft Corp.	7,100	663,992
ServiceNow, Inc.*	2,600	431,964

		1,406,243

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	680	112,377

Total Information Technology		7,229,873
Materials - 1.5%
Chemicals - 0.3%
DowDuPont, Inc.	1,890	119,524
FMC Corp.	1,205	96,075
LyondellBasell Industries N.V. - Class A	635	67,139
RPM International, Inc.	865	41,779

		324,517

Containers & Packaging - 0.9%
Ball Corp.	10,378	416,054
Graphic Packaging Holding Co.	8,035	114,900
Sealed Air Corp.	9,515	417,233
Sonoco Products Co.	2,070	106,315

		1,054,502

Metals & Mining - 0.3%
Antofagasta plc (Chile)[1]	8,685	116,040
BHP Billiton Ltd. - ADR (Australia)	2,196	102,663
Lundin Mining Corp. (Canada)	16,815	111,319
Rio Tinto plc - ADR (United Kingdom)	1,633	89,733

		419,755

Total Materials		1,798,774
Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
Acadia Realty Trust	535	12,626
Agree Realty Corp.	240	11,731
Alexandria Real Estate Equities, Inc.	185	23,045
American Campus Communities, Inc.	685	26,790

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Homes 4 Rent - Class A	2,345	$47,369
American Tower Corp.	785	107,043
Americold Realty Trust	640	13,190
Apartment Investment & Management Co. - Class A	860	34,916
Apple Hospitality REIT, Inc.	1,180	21,228
AvalonBay Communities, Inc.	560	91,280
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	510	10,812
Bluerock Residential Growth REIT, Inc.	1,060	9,529
Boston Properties, Inc.	445	54,027
Brandywine Realty Trust	1,355	21,829
CatchMark Timber Trust, Inc. - Class A	10,430	136,007
Chesapeake Lodging Trust	610	18,019
Colony NorthStar, Inc. - Class A	8,590	52,485
Columbia Property Trust, Inc.	670	14,311
Community Healthcare Trust, Inc.	3,355	85,553
CoreCivic, Inc.	3,560	71,770
Cousins Properties, Inc.	6,465	57,474
Crown Castle International Corp.	1,145	115,496
CubeSmart	1,905	56,083
Digital Realty Trust, Inc.	950	100,406
EastGroup Properties, Inc.	105	9,427
Equinix, Inc.	440	185,148
Equity LifeStyle Properties, Inc.	325	28,977
Equity Residential	670	41,346
Essex Property Trust, Inc.	120	28,763
Extra Space Storage, Inc.	460	41,211
First Industrial Realty Trust, Inc.	1,315	40,910
Forest City Realty Trust, Inc. - Class A	1,005	20,160
Getty Realty Corp.	740	18,537
GGP, Inc.	1,155	23,088
Global Medical REIT, Inc.	1,495	11,646
HCP, Inc.	1,820	42,515
Healthcare Trust of America, Inc. - Class A	930	23,241
Hibernia REIT plc (Ireland)[1]	11,960	21,433
Host Hotels & Resorts, Inc.	2,410	47,140
Independence Realty Trust, Inc.	1,710	16,074
Invitation Homes, Inc.	2,042	47,252
Lamar Advertising Co. - Class A	700	44,597
Life Storage, Inc.	140	12,382
The Macerich Co.	270	15,557
Mid-America Apartment Communities, Inc.	575	52,590
National Retail Properties, Inc.	425	16,167
Outfront Media, Inc.	1,950	36,563
Physicians Realty Trust	2,475	36,977
Plymouth Industrial REIT, Inc.	330	5,676
Prologis, Inc.	1,565	101,584
Public Storage	275	55,490
Regency Centers Corp.	410	24,128
Rexford Industrial Realty, Inc.	400	12,220
SBA Communications Corp.*	695	111,360
Simon Property Group, Inc.	730	114,128
STAG Industrial, Inc.	2,515	61,794
STORE Capital Corp.	700	17,661
Sun Communities, Inc.	440	41,294
Sunstone Hotel Investors, Inc.	1,865	29,094
Terreno Realty Corp.	325	12,074
UDR, Inc.	1,465	52,960
UMH Properties, Inc.	1,180	15,965
Unibail-Rodamco S.E. (France)[1]	135	32,409
Urban Edge Properties	1,905	39,186
Ventas, Inc.	390	20,054
VEREIT, Inc.	2,550	17,340
Vornado Realty Trust	615	41,838
Welltower, Inc.	460	24,582
Weyerhaeuser Co.	10,375	381,592

Total Real Estate		3,267,149
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.*	8,830	320,529

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	930	36,903

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	1,815	32,442
Innergex Renewable Energy, Inc. (Canada)	2,995	31,584
Northland Power, Inc. (Canada)	1,760	31,733
Pattern Energy Group, Inc. - Class A	1,695	30,815

		126,574

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities - 0.1%
CMS Energy Corp.	1,325	$62,527

Total Utilities		226,004
TOTAL COMMON STOCKS
(Identified Cost $33,662,501)		33,428,261

CORPORATE BONDS - 18.8%

Non-Convertible Corporate Bonds - 18.8%
Consumer Discretionary - 2.0%
Auto Components - 0.0%##
Techniplas LLC[4], 10.00%, 5/1/2020	35,000	30,888

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	57,000	54,221
Meritage Homes Corp., 5.125%, 6/6/2027	40,000	37,950
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	25,000	25,031
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	21,000	21,289
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	24,000	23,700
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	35,000	33,950

		196,141

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc., 3.60%, 6/1/2026	1,100,000	1,066,308

Media - 0.9%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.50%, 5/1/2026	25,000	24,343
Cogeco Communications, Inc. (Canada)[4], 4.875%, 5/1/2020	20,000	20,100
CSC Holdings, LLC, 5.25%, 6/1/2024	48,000	44,970
Discovery Communications LLC, 5.20%, 9/20/2047	730,000	713,995
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[4], 5.50%, 3/1/2028	200,000	191,000

		994,408

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[4], 4.875%, 5/15/2026	25,000	24,000

Total Consumer Discretionary		2,311,745
Consumer Staples - 0.3%
Beverages - 0.3%
PepsiCo, Inc., 3.10%, 7/17/2022	300,000	299,617

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	49,000	46,060

Household Products - 0.0%##
First Quality Finance Co., Inc.[4], 5.00%, 7/1/2025	15,000	14,363

Total Consumer Staples		360,040
Energy - 3.9%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United
Arab Emirates) [4], 8.25%, 2/15/2025	30,000	30,450
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	36,000	34,515

		64,965

Oil, Gas & Consumable Fuels - 3.9%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	990,000	1,056,072
Cheniere Energy Partners LP4, 5.25%, 10/1/2025	45,000	43,988
DCP Midstream Operating LP4, 9.75%, 3/15/2019	20,000	21,050
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	36,000	36,450
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	35,000	37,100
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	41,000	40,590
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	55,000	44,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	890,000	1,056,249
Petroleos Mexicanos (Mexico)[4], 6.35%, 2/12/2048	1,110,000	1,017,870
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	25,000	25,883
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	980,000	1,064,289
SemGroup Corp., 6.375%, 3/15/2025	55,000	52,388
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025	24,000	23,340
Southwestern Energy Co.[5], 6.70%, 1/23/2025	27,000	26,460

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	49,000	$49,735

		4,595,464

Total Energy		4,660,429
Financials - 7.2%
Banks - 4.2%
Bank of America Corp., 4.00%, 1/22/2025	1,080,000	1,067,469
Citigroup, Inc., 8.125%, 7/15/2039	720,000	1,042,795
Intesa Sanpaolo S.p.A. (Italy)[4], 3.875%, 1/12/2028	1,130,000	1,055,495
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,030,000	1,066,319
Popular, Inc., 7.00%, 7/1/2019	41,000	41,718
Santander Holdings USA, Inc., 3.40%, 1/18/2023	730,000	707,299

		4,981,095

Capital Markets - 0.9%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	1,050,000	1,070,682

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	30,000	29,985
SLM Corp., 5.125%, 4/5/2022	40,000	40,400

		70,385

Diversified Financial Services - 0.8%
Aircastle Ltd., 6.25%, 12/1/2019	15,000	15,581
International Lease Finance Corp., 6.25%, 5/15/2019	716,000	739,491
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	24,000	23,280
Navient Corp., 7.25%, 9/25/2023	30,000	31,350
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[4], 6.375%, 12/15/2022	45,000	45,900
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	44,000	42,130

		897,732

Insurance - 1.2%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	720,000	747,111
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	670,000	712,712

		1,459,823

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	30,000	30,525

Total Financials		8,510,242
Health Care - 0.1%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc. [4] , 7.875%, 9/1/2023	27,000	26,865

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	35,000	33,170
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	15,000	15,193
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[4], 6.625%, 5/15/2022	25,000	24,750
Tenet Healthcare Corp., 6.00%, 10/1/2020	20,000	20,641

		93,754

Total Health Care		120,619
Industrials - 0.2%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	26,000	26,260

Construction & Engineering - 0.0%##
Tutor Perini Corp.[4], 6.875%, 5/1/2025	36,000	36,889

Containers & Packaging - 0.1%
W/S Packaging Holdings, Inc.[4], 9.00%, 4/15/2023	45,000	46,012

Industrial Conglomerates - 0.1%
LSB Industries, Inc.[4], 9.625%, 5/1/2023	45,000	45,169

Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	27,000	28,148

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	45,000	$44,213

Total Industrials		226,691
Information Technology - 1.5%
Internet Software & Services - 1.5%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,130,000	1,063,883
Tencent Holdings Ltd. (China)[4], 3.595%, 1/19/2028	740,000	703,220

		1,767,103

Semiconductors & Semiconductor Equipment -0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	39,000	37,538

Total Information Technology		1,804,641
Materials - 1.3%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	32,000	32,800

Metals & Mining - 1.3%
Anglo American Capital plc (United Kingdom)[4], 4.00%, 9/11/2027	740,000	697,137
Corp Nacional del Cobre de Chile (Chile)[4], 5.625%, 9/21/2035	630,000	706,140
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	75,000	74,250

		1,477,527

Total Materials		1,510,327
Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	95,000	93,637
iStar, Inc., 5.25%, 9/15/2022	34,000	32,980

		126,617

Real Estate Management & Development - 0.6%
American Homes 4 Rent LP, 4.25%, 2/15/2028	730,000	701,825
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	40,000	39,600

		741,425

Total Real Estate		868,042
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc., 4.25%, 3/1/2027	710,000	704,840
Verizon Communications, Inc., 5.50%, 3/16/2047	1,000,000	1,066,040

		1,770,880

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	61,000	59,628
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	100,000	96,500
Sprint Communications, Inc.[4], 9.00%, 11/15/2018	11,000	11,309

		167,437

Total Telecommunication Services		1,938,317
TOTAL CORPORATE BONDS (Identified Cost $22,880,358)		22,311,093

MUTUAL FUND - 0.1%
iShares Russell 1000 Value ETF
(Identified Cost $49,743)	410	49,339

U.S. TREASURY SECURITIES - 23.2%

U.S. Treasury Bonds - 3.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	909,000	1,211,456
U.S. Treasury Bond, 4.75%, 2/15/2037	1,404,000	1,760,484
U.S. Treasury Bond, 2.50%, 2/15/2045	1,022,000	911,736
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	584,458	568,258

Total U.S. Treasury Bonds
(Identified Cost $4,658,525)		4,451,934

U.S. Treasury Notes - 19.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,158,187	1,148,470
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	573,550	560,226
U.S. Treasury Note, 1.625%, 4/30/2019	7,051,000	7,004,728
U.S. Treasury Note, 1.375%, 4/30/2020	3,572,000	3,493,862
U.S. Treasury Note, 1.125%, 7/31/2021	6,513,000	6,200,071
U.S. Treasury Note, 1.625%, 4/30/2023	2,535,000	2,396,862

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	1,225,000	$1,111,113
U.S. Treasury Note, 2.375%, 5/15/2027	1,150,000	1,099,148

Total U.S. Treasury Notes (Identified Cost $23,265,598)		23,014,480

TOTAL U.S. TREASURY SECURITIES (Identified Cost $27,924,123)		27,466,414

ASSET-BACKED SECURITIES - 3.9%

Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	200,000	196,464
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	228,000	224,584
Chesapeake Funding II LLC, Series 2016-2A, Class A1[4], 1.88%, 6/15/2028	258,788	257,371
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	139,618	138,645
Colony American Homes, Series 2015-1A, Class A4,6, (1 mo. LIBOR US + 1.200%), 3.097%, 7/17/2032	228,966	228,966
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	255,000	253,432
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	15,316	15,307
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	225,000	223,128
Invitation Homes Trust, Series 2015-SFR3, Class A4,6, (1 mo. LIBOR US + 1.300%), 3.196%, 8/17/2032	255,698	256,266
Invitation Homes Trust, Series 2017-SFR2, Class A4,6, (1 mo. LIBOR US + 0.850%), 2.746%, 12/17/2036	79,635	79,759
Invitation Homes Trust, Series 2017-SFR2, Class B4,6, (1 mo. LIBOR US + 1.150%), 3.046%, 12/17/2036	60,000	60,177
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	150,000	145,056
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	504,834	500,810
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	242,873	242,205
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	176,687	175,480
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[4], 2.72%, 10/27/2036	118,804	117,253
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B4, 2.74%, 10/25/2032	100,000	98,632
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	280,000	272,950
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	73,020	72,376
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	87,297	86,519
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	75,000	73,060
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	162,967	161,860
Tesla Auto Lease Trust, Series 2018-A, Class A4, 2.32%, 12/20/2019	202,063	201,224
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	220,823	213,991
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	200,000	192,954
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.45%, 8/15/2019	100,000	99,412

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,643,995)		4,587,881

The accompanying notes are an integral part of the financial statements.

10

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%

BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	567,000	$540,382
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	260,000	260,998
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	545,000	535,584
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,8], 2.50%, 5/25/2043	161,460	150,406
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	110,898	102,415
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[8] , 3.06%, 7/25/2023	664,000	662,238
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[8], 3.458%, 8/25/2023	727,000	736,937
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	518,000	511,202
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	342,000	339,660
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	432,000	440,625
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.362%, 5/25/2045	135,000	135,428
FREMF Mortgage Trust, Series 2014-K41, Class B4,8, 3.832%, 11/25/2047	273,000	269,564
FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 3.95%, 8/25/2047	451,000	458,139
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.382%, 12/15/2034	305,000	304,753
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.382%, 12/15/2034	1,290,000	1,282,149
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	223,404
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	92,265	90,680
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	124,587	123,258
JP Morgan Mortgage Trust, Series 2017-2, Class A5[4,8], 3.50%, 5/25/2047	346,899	343,403
JP Morgan Mortgage Trust, Series 2017-2, Class A6[4,8], 3.00%, 5/25/2047	372,595	363,251
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[4,8], 3.50%, 8/25/2047	346,913	340,298
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,8], 3.50%, 12/25/2048	239,397	234,834
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,8], 3.50%, 12/25/2048	284,096	281,055
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	113,000	112,867
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	121,511	121,977
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,8], 3.75%, 11/25/2056	159,062	159,328
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	117,572	115,085
SCG Trust, Series 2013-SRP1, Class AJ4,6, (1 mo. LIBOR US + 2.200%), 4.097%, 11/15/2026	442,000	441,072
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	129,534	124,653
Starwood Retail Property Trust, Series 2014-STAR, Class A4,6, (1 mo. LIBOR US + 1.220%), 3.117%, 11/15/2027	263,355	263,604
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	260,467	255,172
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	352,061	365,854
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	134,094	131,957
The accompanying notes are an integral part of the financial statements.

11

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES		PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045		119,031	$119,186

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,199,623)			10,941,418

FOREIGN GOVERNMENT BONDS - 2.2%
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	27,000	21,360
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	26,372
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	979,524
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		600,000	584,883
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	39,730
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	14,347
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	26,105
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,987
Province of Ontario (Canada), 2.00%, 9/27/2018		211,000	210,696
Province of Ontario (Canada), 1.25%, 6/17/2019		206,000	203,003
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	60,000	45,671
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		504,000	494,450

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,688,156)			2,651,128

U.S. GOVERNMENT AGENCIES - 8.0%

Mortgage-Backed Securities - 8.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		24,749	25,412
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		29,498	30,272
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		99,810	104,461
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		99,036	104,134
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		89,192	99,424
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		76,556	85,370
Fannie Mae, Pool #890294, 5.50%, 1/1/2039		97,012	106,025
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		50,838	55,496
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039		57,313	63,685
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		119,917	126,192
Fannie Mae, Pool #890326, 5.50%, 1/1/2040		103,005	112,561
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		74,660	82,873
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		100,826	112,317
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		161,149	169,423
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		84,880	87,102
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044		134,677	142,025
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045		308,048	306,572
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045		124,816	127,405
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046		270,893	269,335
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046		211,972	210,721
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046		132,013	134,571
Fannie Mae, Pool #AS7800, 3.00%, 8/1/2046		590,552	570,587
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046		345,939	334,244
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046		143,555	146,359
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046		108,158	110,270
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046		104,877	106,936
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047		143,757	150,826
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047		551,799	563,176
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047		182,312	186,081
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047		541,704	565,569

The accompanying notes are an integral part of the financial statements.

12

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3334, 4.50%, 4/1/2048	548,709	$573,165
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	172,942	186,316
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	100,093	104,783
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	137,502	144,628
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	108,034	111,738
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	73,235	75,473
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	222,026	228,810
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	46,484	51,753
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	44,432	48,549
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	39,990	43,700
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	174,256	183,432
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	171,255	180,267
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	143,098	150,624
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	241,940	242,231
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	195,092	195,326
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	149,312	152,592
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	259,893	265,602
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	184,426	188,707
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	296,327	294,970
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	262,548	267,865
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	286,848	292,579
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	221,709	231,845

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,737,107)		9,504,379

U.S. GOVERNMENT SECURITIES - 4.0%

U.S. Treasury Bills - 4.0%
U.S. Treasury Bill[9], 1.85%, 9/6/2018 (Identified Cost $4,743,522)	4,775,000	4,742,946

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management[10], 1.60%, (Identified Cost $2,558,774)	2,558,774	2,558,774

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Identified Cost $120,087,902)		118,241,633

TOTAL OPTIONS WRITTEN - 0.0%## (Premiums Received $17,597)		(13,617)

TOTAL INVESTMENTS - 99.8%		118,228,016
OTHER ASSETS, LESS LIABILITIES - 0.2%		274,697

NET ASSETS - 100%		$118,502,713

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

The accompanying notes are an integral part of the financial statements.

13

Investment Portfolio - April 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Regeneron Pharmaceuticals, Inc.	3	05/18/2018	$360.00	91	$(147)
Seattle Genetics, Inc.	23	05/18/2018	55.00	118	(2,668)
Zayo Group Holdings, Inc.	32	05/18/2018	40.00	116	(320)

					(3,135)

Put
Skyworks Solutions, Inc.	15	05/11/2018	85.00	130	(3,150)
Booking Holdings, Inc.	1	05/18/2018	1,990.00	218	(1,615)
Electronic Arts, Inc.	11	05/18/2018	110.00	130	(1,738)
Qorvo, Inc.	21	05/18/2018	62.50	142	(2,625)
Texas Instruments, Inc.	14	05/18/2018	92.00	142	(490)
Alibaba Group Holding Ltd.	8	05/25/2018	160.00	143	(864)

					(10,482)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(13,617)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2018, the total value of such securities was $858,434.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $16,224,012 or 13.7%, of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2018.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

14

Statement of Assets and Liabilities - Blended Asset Conservative Series

April 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $120,087,902) (Note 2)	$118,241,633
Interest receivable	451,736
Receivable for securities sold	51,250
Dividends receivable	28,334
Foreign tax reclaims receivable	8,495
Prepaid and other expenses	1,817

TOTAL ASSETS	118,783,265

LIABILITIES:

Accrued management fees (Note 3)	90,345
Accrued fund accounting and administration fees (Note 3)	40,527
Accrued Chief Compliance Officer service fees (Note 3)	411
Accrued Directors’ fees (Note 3)	245
Options written, at value (premiums received $17,597) (Note 2)	13,617
Payable for securities purchased	69,773
Payable for fund shares repurchased	24,036
Audit fees payable	21,231
Accrued custodian fees	15,593
Other payables and accrued expenses	4,774

TOTAL LIABILITIES	280,552

TOTAL NET ASSETS	$118,502,713

NET ASSETS CONSIST OF:

Capital stock	$110,505
Additional paid-in-capital	119,913,175
Undistributed net investment income	746,306
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(424,878)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	(1,842,395)

TOTAL NET ASSETS	$118,502,713

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6
($118,502,713/ 11,050,527 shares)	$10.72

The accompanying notes are an integral part of the financial statements.

15

Statement of Operations - Blended Asset Conservative Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$1,042,273
Dividends (net of foreign taxes withheld, $9,822)	298,858

Total Investment Income	1,341,131

EXPENSES:

Management fees (Note 3)	220,616
Fund accounting and administration fees (Note 3)	43,981
Directors’ fees (Note 3)	4,060
Chief Compliance Officer service fees (Note 3)	2,129
Audit fees	19,056
Custodian fees	15,814
Miscellaneous	5,617

Total Expenses	311,273

Less reduction of expenses (Note 3)	(63,080)

Net Expenses	248,193

NET INVESTMENT INCOME	1,092,938

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	(463,452)
Options written	51,928
Foreign currency and translation of other assets and liabilities	(134)

(411,658)

Net change in unrealized appreciation (depreciation) on-
Investments in securities	(1,650,954)
Options written	3,980
Foreign currency and translation of other assets and liabilities	(55)

(1,647,029)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(2,058,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(965,749)

The accompanying notes are an integral part of the financial statements.

16

Statement of Changes in Net Assets - Blended Asset Conservative Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,092,938	$48,573
Net realized gain (loss) on investments and foreign currency	(411,658)	(13,218)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,647,029)	(195,366)

Net decrease from operations	(965,749)	(160,011)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income	(395,207)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	19,087,767	100,935,913

Net increase in net assets	17,726,811	100,775,902

NET ASSETS:

Beginning of period	100,775,902	—

End of period (including undistributed net investment income of $746,306 and $48,575, respectively)	$118,502,713	$100,775,902

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

17

Financial Highlights - Blended Asset Conservative Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.85	$10.87
Income (loss) from investment operations:
Net investment income[2]	0.11	0.01
Net realized and unrealized loss on investments	(0.20)	(0.03)

Total from investment operations	(0.09)	(0.02)

Less distributions to shareholders:
From net investment income	(0.04)	—

Net asset value - End of period	$10.72	$10.85

Net assets - End of period (000’s omitted)	$118,503	$100,776

Total return[3]	(0.84%)	(0.18%)

Ratios (to average net assets)/Supplemental Data:

Expenses[4]	0.45%	0.45%
Net investment income[4]	1.98%	0.99%
Series portfolio turnover	43%	5%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4]:
	0.11%	1.21%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

18

Shareholder Expense Example - Blended Asset Moderate Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18
Actual	$1,000.00	$994.60	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

* Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

19

Portfolio Composition - Blended Asset Moderate Series

As of April 30, 2018 (unaudited)

Sector Allocation[4]
Information Technology	11.2%
Health Care	8.7%
Financials	8.6%
Energy	5.7%
Consumer Discretionary	5.3%
Consumer Staples	3.6%
Real Estate	3.2%
Materials	3.0%
Industrials	2.4%
Telecommunication Services	2.0%
Utilities	0.1%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Qorvo, Inc.	1.5%
Booking Holdings, Inc.	1.4%
Incyte Corp.	1.3%
Facebook, Inc. - Class A	1.2%
Regeneron Pharmaceuticals, Inc.	1.1%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.0%
Mastercard, Inc. - Class A	1.0%
Microsoft Corp.	0.9%
Medtronic plc	0.9%
Novartis AG - ADR (Switzerland)	0.9%
Booking Holdings, Inc.

5As a percentage of total investments.

20

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 37.3%

Consumer Discretionary - 3.5%
Automobiles - 0.0%##
Suzuki Motor Corp. (Japan)[1]	400	$21,499

Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	26,000	24,801
Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	370	20,913
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	1,100	18,168

		39,081
Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	635	33,453

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*	180	281,903
Booking Holdings, Inc.*	720	1,568,160

		1,850,063
Leisure Products - 0.0%##
Trigano S.A. (France)[1]	160	30,151
Yamaha Corp. (Japan)[1]	300	14,476

		44,627
Media - 0.4%
Quebecor, Inc. - Class B (Canada)	11,515	214,704
Shaw Communications, Inc. - Class B (Canada)	10,500	215,814

		430,518
Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	1,470	13,638
Specialty Retail - 0.6%
Fnac Darty S.A. (France)*[1]	255	27,361
Industria de Diseno Textil S.A. (Spain)[1]	18,530	574,396
Maisons du Monde S.A. (France)[1,2]	465	18,895

		620,652
Textiles, Apparel & Luxury Goods - 0.8%
ANTA Sports Products Ltd. (China)[1]	5,000	28,531
lululemon athletica, Inc.*	8,080	806,384

		834,915

Total Consumer Discretionary		3,913,247
Consumer Staples - 3.5%
Beverages - 2.6%
Ambev S.A. - ADR (Brazil)	121,000	801,020
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	11,575	1,149,785
Diageo plc (United Kingdom)[1]	26,060	929,688
Treasury Wine Estates Ltd. (Australia)[1]	1,835	26,211

		2,906,704
Food & Staples Retailing - 0.0%##
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	400	17,819
Raia Drogasil S.A. (Brazil)	1,000	19,616

		37,435
Food Products - 0.1%
Danone S.A. (France)[1]	370	29,972
Kerry Group plc - Class A (Ireland)[1]	335	34,063
Nestle S.A. (Switzerland)[1]	460	35,636

		99,671
Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	210	23,759
Unilever plc - ADR (United Kingdom)	14,610	817,722

		841,481
Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	475	25,945

Total Consumer Staples		3,911,236
Energy - 2.0%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc.*	17,630	324,216
Ensco plc - Class A	29,050	164,132
Schlumberger Ltd.[3]	13,235	907,392
Transocean Ltd.*	41,350	511,500

		1,907,240
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	1,315	13,847
China Petroleum & Chemical Corp. - Class H (China)[1]	20,000	19,477
Eni SpA (Italy)[1]	950	18,571
Galp Energia SGPS S.A. (Portugal)[1]	1,775	34,068
Repsol S.A. (Spain)[1]	1,445	27,575
Royal Dutch Shell plc - Class B - ADR (Netherlands)	510	36,934
SK Innovation Co. Ltd. (South Korea)[1]	95	17,408
Suncor Energy, Inc. (Canada)	490	18,738
TOTAL S.A. (France)[1]	455	28,597

The accompanying notes are an integral part of the financial statements.

21

Investment Portfolio - April 30, 2018

(unaudited)

		VALUE
BLENDED ASSET MODERATE SERIES	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	760	$14,486
Vermilion Energy, Inc. (Canada)	535	18,084
YPF S.A. - ADR (Argentina)	735	16,089

		263,874

Total Energy		2,171,114
Financials - 2.5%
Banks - 0.3%
Banco Comercial Portugues S.A. (Portugal)*[1]	45,965	15,387
Bankia S.A. (Spain)[1]	4,890	21,455
BPER Banca (Italy)[1]	2,980	17,202
CaixaBank S.A. (Spain)[1]	7,885	38,344
Credit Agricole S.A. (France)[1]	1,860	30,629
Erste Group Bank AG (Austria)[1]	555	27,140
Eurobank Ergasias S.A. (Greece)*[1]	23,660	29,864
FinecoBank Banca Fineco S.p.A. (Italy)[1]	3,870	46,083
Grupo Financiero Galicia S.A. - ADR (Argentina)	270	17,258
Grupo Supervielle S.A. - ADR (Argentina)	545	15,227
Itau Unibanco Holding S.A. (Brazil)	1,600	23,234
Jyske Bank A/S (Denmark)[1]	310	18,563
KBC Group N.V. (Belgium)[1]	450	39,123
Sydbank A/S (Denmark)[1]	435	16,081

		355,590
Capital Markets - 2.2%
Amundi S.A. (France)[1,2]	490	41,672
Banca Generali S.p.A. (Italy)[1]	710	23,032
BlackRock, Inc.	1,580	823,970
Bolsas y Mercados Argentinos S.A. (Argentina)	1,795	32,899
The Charles Schwab Corp.	15,550	865,824
E*TRADE Financial Corp.*	7,660	464,809
Euronext N.V. (Netherlands)[1,2]	640	45,878
Julius Baer Group Ltd. (Switzerland)[1]	1,015	60,239
Natixis S.A. (France)[1]	3,825	31,414

		2,389,737
Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	730	36,514

Total Financials		2,781,841
Health Care - 8.6%
Biotechnology - 4.7%
Biogen, Inc.*	2,280	623,808
BioMarin Pharmaceutical, Inc.*	10,470	874,350
Incyte Corp.*	23,645	1,464,571
Regeneron Pharmaceuticals, Inc.*	3,820	1,160,058
Seattle Genetics, Inc.*	15,060	770,921
Vertex Pharmaceuticals, Inc.*	1,855	284,112

		5,177,820
Health Care Equipment & Supplies - 0.9%
Medtronic plc	12,845	1,029,270

Health Care Providers & Services - 0.6%
DaVita, Inc.*	10,240	642,969
Fleury S.A. (Brazil)	3,000	22,360
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	155	15,728
Orpea (France)[1]	215	27,551

		708,608
Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	545	17,827
QIAGEN N.V.*[1]	685	22,407
Tecan Group AG (Switzerland)[1]	80	17,590

		57,824
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.[3]	6,200	323,206
Johnson & Johnson	6,220	786,768
Merck & Co., Inc	7,410	436,227
Novartis AG - ADR (Switzerland)	12,535	961,309
Perrigo Co. plc	465	36,335

		2,543,845

Total Health Care		9,517,367
Industrials - 2.2%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	1,505	12,627

Air Freight & Logistics - 0.5%
FedEx Corp.[3]	2,460	608,112

Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	625	19,375
Ryanair Holdings plc - ADR (Ireland)*	110	12,097

		31,472
Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	870	45,519
Daikin Industries Ltd. (Japan)[1]	200	23,363

The accompanying notes are an integral part of the financial statements.

22

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Geberit AG (Switzerland)[1]	60	$25,604

		94,486
Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	23,000	32,261
Elis S.A. (France)[1]	1,200	28,700
SPIE S.A. (France)[1]	1,705	38,579

		99,540
Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	305	36,305
FLSmidth & Co. A/S (Denmark)[1]	250	15,442
Vinci S.A. (France)[1]	750	74,988

		126,735
Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	330	25,678

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	565	71,752

Machinery - 0.2%
FANUC Corp. (Japan)[1]	100	21,421
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	80	8,856
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	105	8,720
Jungheinrich AG (Germany)[1]	890	37,533
KION Group AG (Germany)[1]	485	40,427
Metso OYJ (Finland)[1]	1,265	44,958
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	1,285	8,784
The Weir Group plc (United Kingdom)[1]	2,155	63,060

		233,759
Professional Services - 0.5%
Equifax, Inc.	4,410	494,141
Randstad Holding N.V. (Netherlands)[1]	675	43,445

		537,586
Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	5,640	401,568

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	1,185	32,911
Brenntag AG (Germany)[1]	410	23,481
Howden Joinery Group plc (United Kingdom)[1]	1,850	12,108
Kanamoto Co. Ltd. (Japan)[1]	500	17,085

		85,585
Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	315	64,930
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,800	9,495
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	90	9,375

		83,800

Total Industrials		2,412,700
Information Technology - 9.8%
Electronic Equipment, Instruments & Components -0.1%
Halma plc (United Kingdom)[1]	1,605	26,931
Hexagon A.B. - Class B (Sweden)[1]	425	24,539
Hitachi Ltd. (Japan)[1]	6,000	43,791
Hollysys Automation Technologies Ltd. (China)	685	15,111
Keyence Corp. (Japan)[1]	100	60,978

		171,350
Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	4,095	731,121
Alphabet, Inc. - Class A*	390	397,246
Alphabet, Inc. - Class C*	390	396,759
Facebook, Inc. - Class A*	7,480	1,286,560
NetEase, Inc. - ADR (China)	75	19,280
Tencent Holdings Ltd. - Class H (China)[1]	9,780	480,813

		3,311,779
IT Services - 1.9%
Amdocs Ltd.	645	43,377
InterXion Holding N.V. (Netherlands)*	755	49,090
Luxoft Holding, Inc.*	155	6,254
Mastercard, Inc. - Class A	6,220	1,108,839
Pagseguro Digital Ltd. - Class A (Brazil)*	275	9,138
Sopra Steria Group (France)[1]	225	48,028
Visa, Inc. - Class A	6,400	812,032

		2,076,758
Semiconductors & Semiconductor Equipment - 2.5%
Qorvo, Inc.*	23,740	1,600,076

The accompanying notes are an integral part of the financial statements.

23

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	8,350	$724,446
Texas Instruments, Inc.	3,880	393,548

		2,718,070
Software - 2.3%
Atlassian Corp. plc - Class A*	220	12,316
Dassault Systemes S.E. (France)[1]	205	26,566
Electronic Arts, Inc.*[3]	5,160	608,777
Microsoft Corp.	11,090	1,037,137
Nexon Co. Ltd. (Japan)*[1]	2,030	29,539
ServiceNow, Inc.*	5,040	837,346
Sophos Group plc (United Kingdom)[1,2]	4,300	29,362
Temenos Group AG (Switzerland)[1]	150	18,874

		2,599,917

Total Information Technology		10,877,874
Materials - 1.9%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	385	34,865
Croda International plc (United Kingdom)[1]	558	34,135
Mexichem S.A.B. de C.V. (Mexico)	4,100	12,814
Solvay S.A. (Belgium)[1]	240	33,377

		115,191
Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina
S.A. - ADR (Argentina)*	795	16,488
Wienerberger AG (Austria)[1]	1,515	38,175

		54,663
Containers & Packaging - 1.2%
Ball Corp.	20,260	812,223
Sealed Air Corp.	12,120	531,462

		1,343,685
Metals & Mining - 0.5%
Antofagasta plc (Chile)[1]	19,720	263,479
First Quantum Minerals Ltd. (Zambia)	435	6,268
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	11,500	38,075
Lundin Mining Corp. (Canada)	37,455	247,959

		555,781

Total Materials		2,069,320
Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITS) - 2.6%
Acadia Realty Trust	440	10,384
Agree Realty Corp	195	9,532
Alexandria Real Estate Equities, Inc.	150	18,687
American Campus Communities, Inc.	575	22,488
American Homes 4 Rent - Class A	1,935	39,087
American Tower Corp.	1,500	204,540
Americold Realty Trust	545	11,232
Apartment Investment & Management Co. - Class A	735	29,841
Apple Hospitality REIT, Inc.	970	17,450
AvalonBay Communities, Inc.	460	74,980
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	415	8,798
Bluerock Residential Growth REIT, Inc.	870	7,821
Boston Properties, Inc.	370	44,922
Brandywine Realty Trust	1,090	17,560
CatchMark Timber Trust, Inc. - Class A	2,545	33,187
Chesapeake Lodging Trust	500	14,770
Colony NorthStar, Inc. - Class A	2,080	12,709
Columbia Property Trust, Inc.	545	11,641
Community Healthcare Trust, Inc.	1,125	28,688
CoreCivic, Inc.	1,455	29,333
Cousins Properties, Inc.	5,330	47,384
Crown Castle International Corp.	275	27,739
CubeSmart	740	21,786
Digital Realty Trust, Inc.	510	53,902
EastGroup Properties, Inc.	85	7,631
Equinix, Inc.	260	109,405
Equity LifeStyle Properties, Inc.	265	23,627
Equity Residential	550	33,940
Essex Property Trust, Inc.	100	23,969
Extra Space Storage, Inc.	370	33,148
First Industrial Realty Trust, Inc.	1,105	34,377
Forest City Realty Trust, Inc. - Class A	835	16,750
Getty Realty Corp.	605	15,156
GGP, Inc.	955	19,090
Global Medical REIT, Inc.	1,260	9,815
HCP, Inc.	1,460	34,106
Healthcare Trust of America, Inc. - Class A	760	18,992
Hibernia REIT plc (Ireland)[1]	9,625	17,249
Host Hotels & Resorts, Inc.	1,985	38,828
Independence Realty Trust, Inc.	1,410	13,254

The accompanying notes are an integral part of the financial statements.

24

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Invitation Homes, Inc.	1,685	$38,991
Lamar Advertising Co. - Class A	240	15,290
Life Storage, Inc.	120	10,613
The Macerich Co.	270	15,557
Mid-America Apartment Communities, Inc.	475	43,444
National Retail Properties, Inc.	360	13,694
Outfront Media, Inc.	650	12,188
Physicians Realty Trust	2,005	29,955
Plymouth Industrial REIT, Inc.	275	4,730
Prologis, Inc.	1,285	83,409
Public Storage	235	47,418
Regency Centers Corp.	335	19,715
Rexford Industrial Realty, Inc.	325	9,929
SBA Communications Corp.*	1,330	213,106
Simon Property Group, Inc.	725	113,346
STAG Industrial, Inc.	1,085	26,658
STORE Capital Corp.	580	14,633
Sun Communities, Inc.	370	34,724
Sunstone Hotel Investors, Inc.	1,535	23,946
Terreno Realty Corp.	270	10,030
UDR, Inc.	1,205	43,561
UMH Properties, Inc.	985	13,327
Unibail-Rodamco S.E. (France)[1]	215	51,615
Urban Edge Properties	1,580	32,501
Ventas, Inc.	315	16,197
VEREIT, Inc.	2,160	14,688
Vornado Realty Trust	515	35,035
Welltower, Inc.	370	19,773
Weyerhaeuser Co.	15,175	558,136

		2,814,007
Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	525	32,828

Total Real Estate		2,846,835
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad S.A. (France)[1]	125	25,038
Zayo Group Holdings, Inc.*	16,460	597,498

Total Telecommunication Services		622,536
Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	275	15,686

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	44,000	43,218
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	94,000	41,745

		84,963

Total Utilities		100,649
TOTAL COMMON STOCKS (Identified Cost $41,393,511)		41,224,719

CORPORATE BONDS - 16.4%

Non-Convertible Corporate Bonds - 16.4%
Consumer Discretionary - 1.8%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	35,000	30,888

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	58,000	55,172
Meritage Homes Corp., 5.125%, 6/6/2027	40,000	37,950
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 4.375%, 6/15/2019	30,000	30,038
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	24,000	24,330
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	25,000	24,688
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	39,000	37,830

		210,008
Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	860,000	833,659

Media - 0.8%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	25,000	24,342
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	15,000	15,075
CSC Holdings, LLC, 5.25%, 6/1/2024	54,000	50,591
Discovery Communications LLC, 5.20%, 9/20/2047	580,000	567,284
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	191,000

		848,292

The accompanying notes are an integral part of the financial statements.

25

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	30,000	$28,800

Total Consumer Discretionary		1,951,647
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	60,000	56,400

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	15,000	14,363

Total Consumer Staples		70,763
Energy - 3.7%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	35,000	35,525
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	44,000	42,185

		77,710
Oil, Gas & Consumable Fuels - 3.6%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	780,000	832,056
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	40,000	39,100
DCP Midstream Operating LP2, 9.75%, 3/15/2019	15,000	15,788
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	44,000	44,550
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	43,000	45,580
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	41,000	40,590
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	60,000	48,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	700,000	830,758
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	870,000	797,790
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	25,000	25,883
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	780,000	847,087
SemGroup Corp., 6.375%, 3/15/2025	60,000	57,150
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	27,000	26,257
Southwestern Energy Co.[5], 6.70%, 1/23/2025	31,000	30,380
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	41,000	41,615
Williams Partners LP, 3.75%, 6/15/2027	340,000	319,860

		4,042,444

Total Energy		4,120,154
Financials - 6.1%
Banks - 3.6%
Bank of America Corp., 4.00%, 1/22/2025	850,000	840,137
Citigroup, Inc., 8.125%, 7/15/2039	570,000	825,546
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	890,000	831,319
JPMorgan Chase & Co., 6.30%, 4/23/2019	810,000	838,561
Popular, Inc., 7.00%, 7/1/2019	47,000	47,822
Santander Holdings USA, Inc., 3.40%, 1/18/2023	580,000	561,963

		3,945,348
Capital Markets - 0.8%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024 830,000		846,349

Consumer Finance - 0.0%##
Ally Financial, Inc., 3.50%, 1/27/2019	30,000	29,985
SLM Corp., 5.125%, 4/5/2022	40,000	40,400

		70,385
Diversified Financial Services - 0.7%
Aircastle Ltd., 6.25%, 12/1/2019	15,000	15,581
International Lease Finance Corp., 6.25%, 5/15/2019	571,000	589,733
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	28,000	27,160
Navient Corp., 7.25%, 9/25/2023	25,000	26,125
Oxford Finance, LLC - Oxford
Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	40,000	40,800
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	42,000	40,215

		739,614

The accompanying notes are an integral part of the financial statements.

26

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.0%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	530,000	$549,957
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	530,000	563,788

		1,113,745
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	25,000	25,438

Total Financials		6,740,879
Health Care - 0.1%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	30,000	29,850

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	39,000	36,960
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	17,000	17,218
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	30,000	29,700
Tenet Healthcare Corp., 6.00%, 10/1/2020	15,000	15,481

		99,359

Total Health Care		129,209
Industrials - 0.2%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	28,000	28,280

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	44,000	45,087

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	40,000	40,900

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	40,000	40,150

Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	34,000	35,445

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	50,000	49,125

Total Industrials		238,987
Information Technology - 1.3%
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	890,000	837,925
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	590,000	560,676

		1,398,601
Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	43,000	41,387

Total Information Technology		1,439,988
Materials - 1.1%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	38,000	38,950

Metals & Mining - 1.1%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	590,000	555,826
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	500,000	560,429
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	70,000	69,300

		1,185,555

Total Materials		1,224,505
Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	92,000	90,681
iStar, Inc., 5.25%, 9/15/2022	36,000	34,920

		125,601
Real Estate Management & Development - 0.5%
American Homes 4 Rent LP, 4.25%, 2/15/2028	580,000	557,614
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	45,000	44,550

		602,164

Total Real Estate		727,765

The accompanying notes are an integral part of the financial statements.

27

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT4 / SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 4.25%, 3/1/2027	540,000	$536,075
Verizon Communications, Inc., 5.50%, 3/16/2047	780,000	831,511

		1,367,586
Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	71,000	69,403
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	101,000	97,465
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	12,000	12,338

		179,206

Total Telecommunication Services		1,546,792

TOTAL CORPORATE BONDS (Identified Cost $18,668,207)		18,190,689

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	3,510	37,452
iShares MSCI Eurozone ETF	1,150	50,979

TOTAL MUTUAL FUNDS (Identified Cost $84,619)		88,431

U.S. TREASURY SECURITIES - 22.9%

U.S. Treasury Bonds - 5.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	784,000	1,044,864
U.S. Treasury Bond, 4.75%, 2/15/2037	1,246,000	1,562,367
U.S. Treasury Bond, 2.50%, 2/15/2045	872,000	777,919
U.S. Treasury Bond, 3.00%, 5/15/2047	2,270,000	2,228,236
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	625,560	608,220

Total U.S. Treasury Bonds (Identified Cost $6,443,015)		6,221,606

U.S. Treasury Notes - 17.3%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	806,361	799,596
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	602,352	588,358
U.S. Treasury Note, 1.625%, 4/30/2019	3,330,000	3,308,147
U.S. Treasury Note, 1.375%, 4/30/2020	3,287,000	3,215,097
U.S. Treasury Note, 2.00%, 7/31/2022	6,103,000	5,921,340
U.S. Treasury Note, 1.625%, 4/30/2023	1,150,000	1,087,334
U.S. Treasury Note, 1.625%, 5/15/2026	1,163,000	1,054,877
U.S. Treasury Note, 2.375%, 5/15/2027	2,199,000	2,101,763
U.S. Treasury Note, 2.75%, 2/15/2028	1,100,000	1,082,727

Total U.S. Treasury Notes (Identified Cost $19,468,285)		19,159,239

TOTAL U.S. TREASURY SECURITIES (Identified Cost $25,911,300)		25,380,845

ASSET-BACKED SECURITIES - 3.9%

CarMax Auto Owner Trust, Series 2017-1, Class A3, 1.98%, 11/15/2021	225,000	222,678
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	631,073	626,674
Colony American Homes, Series 2015-1A, Class A2,6, (1 mo. LIBOR US + 1.200%), 3.097%, 7/17/2032	197,872	197,872
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	255,000	253,432
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	33,825	33,806
Enterprise Fleet Financing LLC, Series 2017-2, Class A2[2], 1.97%, 1/20/2023	450,000	446,411
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, (1 mo. LIBOR US + 1.300%), 3.196%, 8/17/2032	379,786	380,630
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.746%, 12/17/2036	89,589	89,729
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.046%, 12/17/2036	65,000	65,192

The accompanying notes are an integral part of the financial statements.

28

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	255,779	$255,357
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	263,112	262,389
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	430,000	419,173
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	104,053	103,135
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	87,297	86,519
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	73,060
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	186,248	184,982
Tesla Auto Lease Trust, Series 2018-A, Class A2, 2.32%, 12/20/2019	202,063	201,224
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	229,815	222,706
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	240,000	231,545

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,397,171)		4,356,514

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	541,000	515,603
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	300,000	301,151
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	195,138	181,778
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	139,674	128,989
CSMC Trust, Series 2014-IVR3, Class A1[2,8], 3.50%, 7/25/2044	337,306	333,195
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.29%, 8/25/2020	2,525,566	61,497
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.458%, 6/25/2022	1,928,109	95,403
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.203%, 4/25/2023	9,987,899	88,474
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[8], 3.06%, 7/25/2023	765,000	762,970
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[8], 3.458%, 8/25/2023	697,000	706,527
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	590,000	582,257
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	369,000	366,476
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	325,000	331,489
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	24,731,897	94,063
FREMF Mortgage Trust, Series 2013-K712, Class B2,8, 3.362%, 5/25/2045	143,000	143,453
FREMF Mortgage Trust, Series 2014-K37, Class B2,8, 4.558%, 1/25/2047	320,000	331,357
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,8], 3.382%, 12/15/2034	372,000	371,698
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	111,331	109,417
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	149,265	147,674
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	402,469	398,161
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	125,385	125,237

The accompanying notes are an integral part of the financial statements.

29

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES		PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055		157,373	$157,976
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056		164,646	164,922
SCG Trust, Series 2013-SRP1, Class AJ2,6, (1 mo. LIBOR US + 2.200%), 4.097%, 11/15/2026		574,000	572,795
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043		125,330	112,988
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		155,775	149,907
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.117%, 11/15/2027		316,026	316,325
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056		291,326	285,404
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045		164,404	161,785
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		144,308	144,496

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $8,417,356)			8,243,467

FOREIGN GOVERNMENT BONDS - 2.0%

Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	52,000	41,139
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	53,542
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	489,762
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		500,000	487,402
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	72,522
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	28,173
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	45,528
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	9,162
Province of Ontario (Canada), 2.00%, 9/27/2018		230,000	229,669
Province of Ontario (Canada), 1.25%, 6/17/2019		203,000	200,047
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	116,000	88,298
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		500,000	490,525

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,261,929)			2,235,769

U.S. GOVERNMENT AGENCIES - 6.1%

Mortgage-Backed Securities - 6.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		41,208	42,313
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		49,411	50,707
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		131,860	138,004
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		105,275	110,693
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		100,545	110,069
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		126,266	140,750
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		190,396	212,317
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		161,055	169,483
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		142,744	159,012
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		183,104	187,894
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		309,121	324,991
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042		327,692	344,808
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		162,476	166,729
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046		421,509	419,086
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046		244,700	243,255
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046		148,723	147,845
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046		247,100	238,746
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047		639,740	652,930
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047		312,881	326,665

The accompanying notes are an integral part of the financial statements.

30

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	356,253	$383,802
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	107,145	112,166
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	149,376	157,118
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	256,187	264,014
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	184,421	190,057
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	43,193	48,089
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	43,492	47,524
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	54,752	59,821
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	345,938	353,537
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	270,127	268,890
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	146,739	150,147
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	123,419	125,987
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	406,467	425,049

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,949,389)		6,772,498

U.S. GOVERNMENT SECURITIES - 2.0%

U.S. Treasury Bills - 2.0%
U.S. Treasury Bill[9], 1.82%, 9/6/2018
(Identified Cost $2,185,842)	2,200,000	2,185,232

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management[10], 1.60%, (Identified Cost $1,656,744)	1,656,744	1,656,744

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Identified Cost $111,926,068)		110,334,908

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $26,405)		(20,737)

TOTAL INVESTMENTS - 99.7%		110,314,171
OTHER ASSETS, LESS LIABILITIES - 0.3%		356,937

NET ASSETS - 100%		$110,671,108

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

The accompanying notes are an integral part of the financial statements.

31

Investment Portfolio - April 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)	VALUE
Call
Regeneron Pharmaceuticals, Inc.	5	5/18/18	$360.00	152	$(245)
Seattle Genetics, Inc.	37	5/18/18	55.00	189	(4,292)
Zayo Group Holdings, Inc.	51	5/18/18	40.00	185	(510)

					(5,047)

Put
Skyworks Solutions, Inc.	24	5/11/18	85.00	208	(5,040)
Booking Holdings, Inc.	1	5/18/18	1,990.00	218	(1,615)
Electronic Arts, Inc.	18	5/18/18	110.00	212	(2,844)
Qorvo, Inc.	33	5/18/18	62.50	222	(4,125)
Texas Instruments, Inc.	22	5/18/18	92.00	223	(770)
Alibaba Group Holding Ltd.	12	5/25/18	160.00	214	(1,296)

					(15,690)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(20,737)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $14,119,799 or 12.8%, of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

3A portion of this security is deposited with the broker as collateral for options contracts written. As of April 30, 2018, the total value of such securities was $2,021,975.

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2018.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard &Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

32

Statement of Assets and Liabilities - Blended Asset Moderate Series

April 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $111,926,068) (Note 2)	$110,334,908
Foreign currency, at value (identified cost $334)	332
Interest receivable	447,260
Receivable for fund shares sold	97,871
Receivable for securities sold	58,283
Dividends receivable	42,480
Foreign tax reclaims receivable	11,595
Prepaid expenses	1,908

TOTAL ASSETS	110,994,637

LIABILITIES:

Accrued management fees (Note 3)	80,881
Accrued fund accounting and administration fees (Note 3)	41,473
Accrued Directors’ fees (Note 3)	1,624
Accrued Chief Compliance Officer service fees (Note 3)	411
Options written, at value (premiums received $26,405) (Note 2)	20,737
Payable for securities purchased	118,068
Accrued custodian fees payable	24,760
Audit fees payable	22,598
Payable for fund shares repurchased	8,260
Other payables and accrued expenses	4,717

TOTAL LIABILITIES	323,529

TOTAL NET ASSETS	$110,671,108

NET ASSETS CONSIST OF:

Capital stock	$104,024
Additional paid-in-capital	111,393,072
Undistributed net investment income	638,858
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	121,238
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	(1,586,084)

TOTAL NET ASSETS	$110,671,108

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($110,671,108/ 10,402,433 shares)	$10.64

The accompanying notes are an integral part of the financial statements.

33

Statement of Operations - Blended Asset Moderate Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$930,622
Dividends (net of foreign taxes withheld, $20,125)	293,620

Total Investment Income	1,224,242

EXPENSES:

Management fees (Note 3)	257,004
Fund accounting and administration fees (Note 3)	45,550
Directors’ fees (Note 3)	5,954
Chief Compliance Officer service fees (Note 3)	2,129
Custodian fees	26,464
Miscellaneous	22,103

Total Expenses	359,204
Less reduction of expenses (Note 3)	(73,644)

Net Expenses	285,560

NET INVESTMENT INCOME	938,682

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments in securities	57,212
Options written	83,159
Foreign currency and translation of other assets and liabilities	(1,455)

138,916

Net change in unrealized appreciation (depreciation) on- Investments in securities	(1,310,999)
Options written	5,668
Foreign currency and translation of other assets and liabilities	(490)

(1,305,821)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(1,166,905)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(228,223)

The accompanying notes are an integral part of the financial statements.

34

Statement of Changes in Net Assets - Blended Asset Moderate Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$938,682	$48,288
Net realized gain (loss) on investments and foreign currency	138,916	(17,390)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,305,821)	(280,263)

Net decrease from operations	(228,223)	(249,365)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(348,400)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(4,123,570)	115,620,666

Net increase (decrease) in net assets	(4,700,193)	115,371,301

NET ASSETS:

Beginning of period	115,371,301	—

End of period (including undistributed net investment income of $638,858 and $48,576,respectively)	$110,671,108	$115,371,301

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights - Blended Asset Moderate Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.73	$10.75

Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.00 [3]
Net realized and unrealized loss on investments	(0.15)	(0.02)

Total from investment operations	(0.06)	(0.02)

Less distributions to shareholders:
From net investment income	(0.03)	—

Net asset value - End of period	$10.64	$10.73

Net assets - End of period (000’s omitted)	$110,671	$115,371

Total return[4]	(0.54%)	(0.19%)
Ratios (to average net assets)/Supplemental Data:
Expenses[5]	0.50%	0.50%
Net investment income[5]	1.64%	0.85%
Series portfolio turnover	54%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[5]:
	0.13%	0.99%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

36

Shareholder Expense Example - Blended Asset Extended Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/2017-4/30/18
Actual	$1,000.00	$998.60	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). The Series’ total return would have been lower had certain expenses not been waived during the period.

37

Portfolio Composition - Blended Asset Extended Series

As of April 30, 2018 (unaudited)

Sector Allocation[4]
Information Technology	14.5%
Health Care	11.7%
Financials	8.2%
Consumer Discretionary	6.1%
Energy	5.4%
Consumer Staples	4.9%
Real Estate	3.7%
Industrials	3.6%
Materials	3.4%
Telecommunication Services	1.9%
Utilities	0.3%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Qorvo, Inc.	2.0%
Booking Holdings, Inc.	1.8%
Incyte Corp.	1.8%
Facebook, Inc. - Class A	1.6%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.4%
Mastercard, Inc. - Class A	1.3%
Regeneron Pharmaceuticals, Inc.	1.3%
Medtronic plc	1.3%
Microsoft Corp.	1.2%
Novartis AG - ADR (Switzerland)	1.2%

5As a percentage of total investments.

38

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 49.7%

Consumer Discretionary - 4.5%
Automobiles - 0.0%##
Suzuki Motor Corp. (Japan)[1]	1,000	$53,748

Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	60,000	57,234

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	880	49,739
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	2,500	41,291

		91,030
Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	1,490	78,496

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	330	516,823
Booking Holdings, Inc.*	1,550	3,375,900

		3,892,723
Leisure Products - 0.1%
Trigano S.A. (France)[1]	370	69,725
Yamaha Corp. (Japan)[1]	800	38,602

		108,327
Media - 0.5%
Quebecor, Inc. - Class B (Canada)	25,820	481,429
Shaw Communications, Inc. - Class B (Canada)	23,590	484,863

		966,292
Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	3,475	32,238

Specialty Retail - 0.8%
Fnac Darty S.A. (France)*[1]	580	62,232
Industria de Diseno Textil S.A. (Spain)[1]	43,445	1,346,715
Maisons du Monde S.A. (France)[1,2]	1,050	42,666

		1,451,613
Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)[1]	11,000	62,768
lululemon athletica, Inc.*	15,335	1,530,433

		1,593,201

Total Consumer Discretionary		8,324,902
Consumer Staples - 4.8%
Beverages - 3.6%
Ambev S.A. - ADR (Brazil)	265,305	1,756,319
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	26,505	2,632,835
Diageo plc (United Kingdom)[1]	61,465	2,192,759
Treasury Wine Estates Ltd. (Australia)[1]	4,360	62,278

		6,644,191
Food & Staples Retailing - 0.1%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	900	40,092
Raia Drogasil S.A. (Brazil)	2,400	47,079

		87,171
Food Products - 0.1%
Danone S.A. (France)[1]	820	66,425
Kerry Group plc - Class A (Ireland)[1]	785	79,819
Nestle S.A. (Switzerland)[1]	995	77,083

		223,327
Personal Products - 1.0%
Beiersdorf AG (Germany)[1]	440	49,781
Unilever plc - ADR (United Kingdom)	32,685	1,829,379

		1,879,160
Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	990	54,074

Total Consumer Staples		8,887,923

Energy - 2.5%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.*	39,340	723,463
Ensco plc - Class A	59,780	337,757
Schlumberger Ltd	31,210	2,139,758
Transocean Ltd.*	71,260	881,486

		4,082,464
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)[3]	3,120	32,854
China Petroleum & Chemical Corp. - Class H (China)[1]	44,000	42,850
Eni SpA (Italy)[1]	2,145	41,931
Galp Energia SGPS S.A. (Portugal)[1]	4,200	80,611
Repsol S.A. (Spain)[1]	3,275	62,496
Royal Dutch Shell plc - Class B - ADR (Netherlands)[3]	1,185	85,818
SK Innovation Co. Ltd. (South Korea)[1]	230	42,147
Suncor Energy, Inc. (Canada)	1,105	42,257
TOTAL S.A. (France)[1]	1,035	65,051

The accompanying notes are an integral part of the financial statements.

39

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	1,800	$34,308
Vermilion Energy, Inc. (Canada)	1,205	40,731
YPF S.A. - ADR (Argentina)[3]	1,740	38,089

		609,143

Total Energy		4,691,607

Financials - 3.4%
Banks - 0.4%
Banco Comercial Portugues S.A. (Portugal)*[1]	109,215	36,560
Bankia S.A. (Spain)[1]	10,185	44,688
BPER Banca (Italy)[1]	7,050	40,696
CaixaBank S.A. (Spain)[1]	17,300	84,128
Credit Agricole S.A. (France)[1]	4,400	72,456
Erste Group Bank AG (Austria)[1]	1,255	61,372
Eurobank Ergasias S.A. (Greece)*[1]	53,260	67,225
FinecoBank Banca Fineco S.p.A. (Italy)[1]	9,030	107,527
Grupo Financiero Galicia S.A. - ADR (Argentina)	640	40,909
Grupo Supervielle S.A. - ADR (Argentina)	1,290	36,043
Itau Unibanco Holding S.A. (Brazil)	3,800	55,180
Jyske Bank A/S (Denmark)[1]	730	43,712
KBC Group N.V. (Belgium)[1]	1,055	91,722
Sydbank A/S (Denmark)[1]	1,030	38,077

		820,295
Capital Markets - 2.9%
Amundi S.A. (France)[1,2]	1,155	98,227
Banca Generali S.p.A. (Italy)[1]	1,675	54,336
BlackRock, Inc.	3,550	1,851,325
Bolsas y Mercados Argentinos S.A. (Argentina)	4,035	73,954
The Charles Schwab Corp.	34,915	1,944,067
E*TRADE Financial Corp.*	16,300	989,084
Euronext N.V. (Netherlands)[1,2]	1,520	108,960
Julius Baer Group Ltd. (Switzerland)[1]	2,290	135,908
Natixis S.A. (France)[1]	9,080	74,573

		5,330,434
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG (Germany)[1]	1,725	86,283

Total Financials		6,237,012
Health Care - 11.6%
Biotechnology - 6.2%
Biogen, Inc.*	4,980	1,362,528
BioMarin Pharmaceutical, Inc.*	22,600	1,887,326
Incyte Corp.*	53,220	3,296,447
Regeneron Pharmaceuticals, Inc.*	8,030	2,438,550
Seattle Genetics, Inc.*	35,510	1,817,757
Vertex Pharmaceuticals, Inc.*	4,390	672,372

		11,474,980
Health Care Equipment & Supplies - 1.3%
Medtronic plc[3]	29,565	2,369,043

Health Care Providers & Services - 0.8%
DaVita, Inc.*	22,925	1,439,461
Fleury S.A. (Brazil)	7,000	52,172
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	345	35,007
Orpea (France)[1]	505	64,714

		1,591,354
Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	1,185	38,761
QIAGEN N.V.*[1]	1,500	49,067
Tecan Group AG (Switzerland)[1]	190	41,776

		129,604
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	14,650	763,704
Johnson & Johnson	13,920	1,760,741
Merck & Co., Inc.	17,420	1,025,515
Novartis AG - ADR (Switzerland)	29,365	2,252,002
Perrigo Co. plc	1,035	80,875

		5,882,837

Total Health Care		21,447,818
Industrials - 3.0%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	3,580	30,037

Air Freight & Logistics - 0.8%
FedEx Corp.	5,790	1,431,288

Airlines - 0.1%
Azul S.A. - ADR (Brazil)*	1,475	45,725
Ryanair Holdings plc - ADR (Ireland)*	235	25,843

		71,568
Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	1,955	102,288
Daikin Industries Ltd. (Japan)[1]	500	58,408

The accompanying notes are an integral part of the financial statements.

40

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Geberit AG (Switzerland)[1]	135	$57,609

		218,305
Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	55,000	77,146
Elis S.A. (France)[1]	2,705	64,694
SPIE S.A. (France)[1]	3,840	86,888

		228,728
Construction & Engineering - 0.2%
Eiffage S.A. (France)[1]	725	86,298
FLSmidth & Co. A/S (Denmark)[1]	590	36,443
Vinci S.A. (France)[1]	1,730	172,972

		295,713
Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	775	60,305

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	1,275	161,918

Machinery - 0.3%
FANUC Corp. (Japan)[1]	200	42,842
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	185	20,480
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	235	19,516
Jungheinrich AG (Germany)[1]	2,115	89,194
KION Group AG (Germany)[1]	1,155	96,275
Metso OYJ (Finland)[1]	2,895	102,889
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	2,870	19,619
The Weir Group plc (United Kingdom)[1]	4,790	140,165

		530,980
Professional Services - 0.6%
Equifax, Inc.	9,430	1,056,631
Randstad Holding N.V. (Netherlands)[1]	1,525	98,154

		1,154,785
Road & Rail - 0.5%
Genesee & Wyoming, Inc. - Class A*	13,270	944,824

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	2,805	77,903
Brenntag AG (Germany)[1]	955	54,695
Howden Joinery Group plc (United Kingdom)[1]	4,390	28,733
Kanamoto Co. Ltd. (Japan)[1]	1,200	41,004

		202,335
Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	725	149,443
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	4,200	22,154
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	215	22,397

		193,994

Total Industrials		5,524,780
Information Technology - 13.4%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	3,610	60,573
Hexagon A.B. - Class B (Sweden)[1]	1,005	58,028
Hitachi Ltd. (Japan)[1]	13,000	94,881
Hollysys Automation Technologies Ltd. (China)	1,620	35,737
Keyence Corp. (Japan)[1]	300	182,934

		432,153
Internet Software & Services - 4.1%
Alibaba Group Holding Ltd. - ADR (China)*	9,185	1,639,890
Alphabet, Inc. - Class A*	910	926,908
Alphabet, Inc. - Class C*	910	925,770
Facebook, Inc. - Class A*	17,495	3,009,140
NetEase, Inc. - ADR (China)	165	42,417
Tencent Holdings Ltd. - Class H (China)[1]	22,990	1,130,256

		7,674,381
IT Services - 2.6%
Amdocs Ltd.[3]	1,430	96,167
InterXion Holding N.V.
(Netherlands)*	1,540	100,131
Luxoft Holding, Inc.*	320	12,912
Mastercard, Inc. - Class A	13,970	2,490,432
Pagseguro Digital Ltd. - Class A
(Brazil)*	615	20,436
Sopra Steria Group (France)[1]	505	107,796
Visa, Inc. - Class A	15,120	1,918,426

		4,746,300
Semiconductors & Semiconductor Equipment - 3.3%
Qorvo, Inc.*	54,780	3,692,172

The accompanying notes are an integral part of the financial statements.

41

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	18,740	$1,625,882
Texas Instruments, Inc.	8,630	875,341

		6,193,395
Software - 3.2%
Atlassian Corp. plc - Class A*	520	29,110
Dassault Systemes S.E. (France)[1]	465	60,259
Electronic Arts, Inc.*	11,650	1,374,467
Microsoft Corp.	24,680	2,308,074
Nexon Co. Ltd. (Japan)*[1]	4,732	68,857
ServiceNow, Inc.*	11,330	1,882,366
Sophos Group plc (United Kingdom)[1,2]	10,055	68,658
Temenos Group AG (Switzerland)[1]	345	43,411

		5,835,202

Total Information Technology		24,881,431
Materials - 2.4%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	920	83,314
Croda International plc (United Kingdom)[1]	1,256	76,833
Mexichem S.A.B. de C.V. (Mexico)	9,700	30,316
Solvay S.A. (Belgium)[1]	530	73,707

		264,170
Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina
S.A. - ADR (Argentina)*	1,875	38,887
Wienerberger AG (Austria)[1]	3,415	86,051

		124,938
Containers & Packaging - 1.6%
Ball Corp.	43,380	1,739,104
Sealed Air Corp.	26,200	1,148,870

		2,887,974
Metals & Mining - 0.6%
Antofagasta plc (Chile)[1]	42,585	568,979
First Quantum Minerals Ltd. (Zambia)	955	13,760
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	26,900	89,062
Lundin Mining Corp. (Canada)	77,545	513,363

		1,185,164

Total Materials		4,462,246
Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust	890	21,004
Agree Realty Corp.	405	19,796
Alexandria Real Estate Equities, Inc.	290	36,125
American Campus Communities, Inc.	1,175	45,954
American Homes 4 Rent - Class A	3,730	75,346
American Tower Corp.	3,160	430,898
Americold Realty Trust	1,095	22,568
Apartment Investment & Management Co. - Class A	1,470	59,682
Apple Hospitality REIT, Inc.	1,875	33,731
AvalonBay Communities, Inc.	895	145,885
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	840	17,807
Bluerock Residential Growth REIT, Inc.	1,775	15,957
Boston Properties, Inc.	745	90,450
Brandywine Realty Trust	2,210	35,603
CatchMark Timber Trust, Inc. - Class A	5,175	67,482
Chesapeake Lodging Trust	965	28,506
Colony NorthStar, Inc. - Class A	4,245	25,937
Columbia Property Trust, Inc.	1,100	23,496
Community Healthcare Trust, Inc.	2,165	55,207
CoreCivic, Inc.	2,950	59,472
Cousins Properties, Inc.	10,840	96,368
Crown Castle International Corp.	525	52,957
CubeSmart	1,495	44,013
Digital Realty Trust, Inc.	1,050	110,974
EastGroup Properties, Inc.	175	15,711
Equinix, Inc.	505	212,499
Equity LifeStyle Properties, Inc.	545	48,592
Equity Residential	1,110	68,498
Essex Property Trust, Inc.	200	47,938
Extra Space Storage, Inc.	755	67,640
First Industrial Realty Trust, Inc.	2,245	69,842
Forest City Realty Trust, Inc. - Class A	1,695	34,002
Getty Realty Corp.	1,165	29,183
GGP, Inc.	1,835	36,682
Global Medical REIT, Inc.	2,555	19,903
HCP, Inc.	2,960	69,146
Healthcare Trust of America, Inc. - Class A	1,550	38,734
Hibernia REIT plc (Ireland)[1]	19,535	35,008
Host Hotels & Resorts, Inc.	3,830	74,915
Independence Realty Trust, Inc.	2,860	26,884

The accompanying notes are an integral part of the financial statements.

42

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Invitation Homes, Inc.	3,247	$75,136
Lamar Advertising Co. - Class A	455	28,988
Life Storage, Inc.	240	21,226
The Macerich Co.	540	31,115
Mid-America Apartment
Communities, Inc.	915	83,686
National Retail Properties, Inc.	720	27,389
Outfront Media, Inc.	1,250	23,437
Physicians Realty Trust	4,080	60,955
Plymouth Industrial REIT, Inc.	565	9,718
Prologis, Inc.	2,620	170,064
Public Storage	475	95,846
Regency Centers Corp.	680	40,018
Rexford Industrial Realty, Inc.	655	20,010
SBA Communications Corp.*	2,710	434,223
Simon Property Group, Inc.	1,460	228,256
STAG Industrial, Inc.	2,195	53,931
STORE Capital Corp.	1,110	28,005
Sun Communities, Inc.	750	70,388
Sunstone Hotel Investors, Inc.	2,965	46,254
Terreno Realty Corp.	545	20,247
UDR, Inc.	2,325	84,049
UMH Properties, Inc.	2,015	27,263
Unibail-Rodamco S.E. (France)[1]	450	108,031
Urban Edge Properties	3,210	66,030
Ventas, Inc.	635	32,652
VEREIT, Inc.	4,365	29,682
Vornado Realty Trust	1,045	71,091
Welltower, Inc.	750	40,080
Weyerhaeuser Co.	33,665	1,238,199

		5,776,364
Real Estate Management & Development - 0.1%
Nexity S.A. (France)[1]	1,245	77,850

Total Real Estate		5,854,214
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Iliad S.A. (France)[1]	260	52,079
Zayo Group Holdings, Inc.*[3]	38,970	1,414,611

Total Telecommunication Services		1,466,690
Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	650	37,076

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	98,000	96,258
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	212,000	94,150

		190,408

Total Utilities		227,484
TOTAL COMMON STOCKS
(Identified Cost $92,721,408)		92,006,107

CORPORATE BONDS - 14.0%

Non-Convertible Corporate Bonds - 14.0%
Consumer Discretionary - 1.6%
Auto Components - 0.1%
Techniplas LLC[2], 10.00%, 5/1/2020	60,000	52,950

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	110,000	104,637
Meritage Homes Corp., 5.125%, 6/6/2027	70,000	66,412
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	50,000	50,062
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	43,000	43,591
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	45,000	44,438
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	70,000	67,900

		377,040
Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	1,140,000	1,105,083

Media - 0.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	40,000	38,948
Cequel Communications Holdings I LLC - Cequel Capital Corp.[2], 7.50%, 4/1/2028	200,000	202,750
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	30,000	30,150
CSC Holdings, LLC, 5.25%, 6/1/2024	96,000	89,940
Discovery Communications LLC, 5.20%, 9/20/2047	760,000	743,338

The accompanying notes are an integral part of the financial statements.

43

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	$191,000

		1,296,126

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	55,000	52,800

Total Consumer Discretionary		2,883,999

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	104,000	97,760

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	25,000	23,937

Total Consumer Staples		121,697
Energy - 2.9%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	60,000	60,900
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	76,000	72,865

		133,765

Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	1,030,000	1,098,741
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	70,000	68,425
DCP Midstream Operating LP2, 9.75%, 3/15/2019	30,000	31,575
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	78,000	78,975
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	73,000	77,380
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	75,000	74,250
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	105,000	84,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	930,000	1,103,721
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	1,150,000	1,054,550
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	40,000	41,412
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	1,020,000	1,107,729
SemGroup Corp., 6.375%, 3/15/2025	105,000	100,012
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	49,000	47,652
Southwestern Energy Co.[5], 6.70%, 1/23/2025	56,000	54,880
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	74,000	75,110
Williams Partners LP, 3.75%, 6/15/2027	105,000	98,780

		5,197,192

Total Energy		5,330,957
Financials - 4.8%
Banks - 2.8%
Bank of America Corp., 4.00%, 1/22/2025	1,120,000	1,107,005
Citigroup, Inc., 8.125%, 7/15/2039	750,000	1,086,245
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	1,170,000	1,092,858
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,070,000	1,107,729
Popular, Inc., 7.00%, 7/1/2019	76,000	77,330
Santander Holdings USA, Inc., 3.40%, 1/18/2023	760,000	736,366

		5,207,533

Capital Markets - 0.6%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	1,090,000	1,111,470

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	50,000	49,975
SLM Corp., 5.125%, 4/5/2022	65,000	65,650

		115,625

Diversified Financial Services - 0.5%
Aircastle Ltd., 6.25%, 12/1/2019	30,000	31,162
International Lease Finance Corp., 6.25%, 5/15/2019	591,000	610,390
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	52,000	50,440
Navient Corp., 7.25%, 9/25/2023	40,000	41,800

The accompanying notes are an integral part of the financial statements.

44

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	70,000	$71,400
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	74,000	70,855

		876,047

Insurance - 0.8%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	770,000	798,993
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	690,000	733,987

		1,532,980

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	45,000	45,787

Total Financials		8,889,442
Health Care - 0.1%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	54,000	53,730

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	70,000	66,339
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	30,000	30,385
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	55,000	54,450
Tenet Healthcare Corp., 6.00%, 10/1/2020	30,000	30,962

		182,136

Total Health Care		235,866
Industrials - 0.7%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	50,000	50,500

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	79,000	80,951

Containers & Packaging - 0.1%
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	70,000	71,575

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	70,000	70,262

Machinery - 0.4%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	740,000	741,850
Xerium Technologies, Inc., 9.50%, 8/15/2021	59,000	61,508

		803,358

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	100,000	98,250

Total Industrials		1,174,896
Information Technology - 1.0%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,170,000	1,101,542
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	770,000	731,729

		1,833,271

Semiconductors & Semiconductor Equipment -0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	78,000	75,075

Total Information Technology		1,908,346
Materials - 1.0%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	68,000	69,700
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	200,000	202,800

		272,500

Metals & Mining - 0.9%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	770,000	725,400
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	650,000	728,557
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	120,000	118,800

		1,572,757

Total Materials		1,845,257

The accompanying notes are an integral part of the financial statements.

45

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	123,000	$121,236
iStar, Inc., 5.25%, 9/15/2022	57,000	55,290

		176,526

Real Estate Management & Development - 0.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	760,000	730,667
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	75,000	74,250

		804,917

Total Real Estate		981,443
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 4.25%, 3/1/2027	680,000	675,058
Verizon Communications, Inc., 5.50%, 3/16/2047	1,030,000	1,098,021

		1,773,079
Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	130,000	127,075
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	160,000	154,400
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	22,000	22,619

		304,094

Total Telecommunication Services		2,077,173
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	204,000	212,670
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	201,000

Total Utilities		413,670

TOTAL CORPORATE BONDS
(Identified Cost $26,507,254)		25,862,746

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	7,900	84,293
iShares MSCI Eurozone ETF	2,730	121,021

TOTAL MUTUAL FUNDS
(Identified Cost $196,228)		205,314

U.S. TREASURY SECURITIES - 17.7%

U.S. Treasury Bonds - 5.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,396,000	1,860,497
U.S. Treasury Bond, 4.75%, 2/15/2037	2,181,000	2,734,770
U.S. Treasury Bond, 2.50%, 2/15/2045	1,687,000	1,504,989
U.S. Treasury Bond, 3.00%, 5/15/2047	3,815,000	3,744,810
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	872,500	848,316

Total U.S. Treasury Bonds
(Identified Cost $11,091,892)		10,693,382

U.S. Treasury Notes - 11.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	863,245	856,002
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,043,220	1,018,986
U.S. Treasury Note, 1.625%, 4/30/2019	3,650,000	3,626,047
U.S. Treasury Note, 1.375%, 4/30/2020	3,750,000	3,667,969
U.S. Treasury Note, 2.00%, 7/31/2022	1,000	970
U.S. Treasury Note, 1.625%, 4/30/2023	3,925,000	3,711,118
U.S. Treasury Note, 1.25%, 7/31/2023	2,000,000	1,847,812
U.S. Treasury Note, 1.625%, 5/15/2026	1,976,000	1,792,294
U.S. Treasury Note, 2.375%, 5/15/2027	3,786,000	3,618,588
U.S. Treasury Note, 2.75%, 2/15/2028	1,925,000	1,894,771

Total U.S. Treasury Notes
(Identified Cost $22,381,652)		22,034,557

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $33,473,544)		32,727,939

ASSET-BACKED SECURITIES - 3.3%

Chesapeake Funding II LLC[2], 2.11%, 3/15/2028	119,737	119,405
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	930,786	924,298
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	451,000	448,226

The accompanying notes are an integral part of the financial statements.

46

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	43,927	$43,903
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	112,961	112,383
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, (1 mo. LIBOR US + 1.300%), 3.196%, 8/17/2032	404,228	405,126
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.746%, 12/17/2036	164,246	164,503
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.046%, 12/17/2036	120,000	120,355
SoFi Consumer Loan Program LLC, Series 2016-2, Class A2, 3.09%, 10/27/2025	381,030	380,585
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	836,535	829,154
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	1,266,152	1,254,639
South Carolina Student Loan Corp., Series 2005, Class A3[6], (3 mo. LIBOR US + 0.140%), 2.146%, 12/1/2023	247,087	246,951
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	100,918	100,840
Tesla Auto Lease Trust, Series 2018-A, Class A2, 2.32%, 12/20/2019	360,199	358,704
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	322,741	312,757
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	300,000	289,431

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,158,130)		6,111,260

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	889,000	847,266
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2],[8], 2.50%, 5/25/2043	229,185	213,494
CSMC Trust, Series 2014-IVR3, Class A1[2],[8], 3.50%, 7/25/2044	441,092	435,717
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.341%, 12/25/2021	6,137,711	242,804
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[8], 3.458%, 8/25/2023	969,000	982,244
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	942,000	929,638
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	673,000	668,396
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	26,242	26,120
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	412,000	420,226
FREMF Mortgage Trust, Series 2013-K712, Class B2,8, 3.362%, 5/25/2045	283,000	283,897
FREMF Mortgage Trust, Series 2014-K41, Class B2,8, 3.832%, 11/25/2047	485,000	478,897
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 3.979%, 2/25/2046	471,000	478,841
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,8], 3.382%, 12/15/2034	565,000	564,542
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043.	131,064	128,811
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	220,199	217,851
JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,8], 3.50%, 12/25/2048	383,035	375,734
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	520,842	515,268
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	166,632	166,435

The accompanying notes are an integral part of the financial statements.

47

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES		PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055		246,258	$247,202
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056		249,581	249,999
SCG Trust, Series 2013-SRP1, Class AJ2,6 , (1 mo. LIBOR US + 1.950%), 4.097%, 11/15/2026		700,000	698,531
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043		164,900	148,662
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		185,590	178,598
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.117%, 11/15/2027		373,317	373,670
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056		436,204	427,337
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045		188,016	185,020
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		168,262	168,482

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $10,874,798)			10,653,682

FOREIGN GOVERNMENT BONDS - 1.6%
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	86,000	68,037
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	81,513
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	489,762
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		900,000	877,324
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	113,119
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	46,329
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	74,740
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	15,071
Province of Ontario (Canada), 2.00%, 9/27/2018		268,000	267,614
Province of Ontario (Canada), 1.25%, 6/17/2019		223,000	219,756
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	188,000	143,104
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		621,000	609,233

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $3,039,188)			3,005,602

U.S. GOVERNMENT AGENCIES - 5.1%

Mortgage-Backed Securities - 5.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		52,565	53,974
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		63,048	64,701
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		295,027	308,774
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		475,482	462,988
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		147,194	164,078
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		238,711	265,859
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		150,235	164,001
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		190,140	200,090
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		123,212	136,766
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		306,895	314,923
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		513,515	539,880
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		268,384	275,410
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044		299,295	315,625
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046		670,208	666,355
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046		345,939	334,244
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046		350,517	357,399
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046		338,208	344,848
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047		837,846	855,121
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047		406,278	424,177

The accompanying notes are an integral part of the financial statements.

48

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	566,590	$610,405
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	139,199	145,721
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	185,877	195,510
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	180,468	190,545
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	200,343	210,801
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	587,522	605,472
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	225,449	245,798
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	203,942	222,656
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	297,726	304,629
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	443,418	463,690

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,692,125)		9,444,440

U.S. GOVERNMENT SECURITIES - 1.0%

U.S. Treasury Bills - 1.0%

U.S. Treasury Bill[9], 1.83%, 9/6/2018 (Identified Cost $1,862,867)	1,875,000	1,862,413

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management[10], 1.60%, (Identified Cost $2,971,882)	2,971,882	2,971,882

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Identified Cost $187,497,424)		184,851,385

TOTAL OPTIONS WRITTEN - 0.0%## (Premiums Received $59,182)		(46,488)

TOTAL INVESTMENTS - 99.8%		184,804,897

OTHER ASSETS, LESS LIABILITIES - 0.2%		448,221

NET ASSETS - 100%		$185,253,118

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

The accompanying notes are an integral part of the financial statements.

49

Investment Portfolio - April 30, 2018

(unaudited)

EXCHANGE-TRADED OPTION WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)	VALUE
Call
Regeneron Pharmaceuticals, Inc.	12	05/18/18	$360.00	364	$(588)
Seattle Genetics, Inc.	83	05/18/18	55.00	425	(9,628)
Zayo Group Holdings, Inc.	115	05/18/18	40.00	417	(1,150)

					(11,366)

Put
Skyworks Solutions, Inc.	55	05/11/18	85.00	477	(11,550)
Booking Holdings, Inc.	2	05/18/18	1,990.00	436	(3,230)
Electronic Arts, Inc.	41	05/18/18	110.00	484	(6,478)
Texas Instruments, Inc.	49	05/18/18	92.00	497	(1,715)
Qorvo, Inc.	73	05/18/18	63.00	492	(9,125)
Alibaba Group Holding Ltd.	28	05/25/18	160.00	500	(3,024)

					(35,122)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(46,488)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $20,980,332 or 11.3%, of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

3A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2018, the total value of such securities was $3,919,260

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2018.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

50

Statement of Assets and Liabilities - Blended Asset Extended Series

April 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $187,497,424) (Note 2)	$184,851,385
Foreign currency, at value (identified cost $781)	775
Interest receivable	620,032
Receivable for securities sold	124,043
Receivable for fund shares sold	94,942
Foreign tax reclaims receivable	22,670
Dividends receivable	96,883
Prepaid and other expenses	2,898

TOTAL ASSETS	185,813,628

LIABILITIES:

Accrued management fees (Note 3)	117,450
Accrued fund accounting and administration fees (Note 3)	43,972
Accrued Chief Compliance Officer service fees (Note 3)	411
Options written, at value (premiums received $59,182) (Note 2)	46,488
Payable for securities purchased	260,644
Accrued custodian fees payable	43,108
Payable for fund shares repurchased	24,625
Other payables and accrued expenses	23,812

TOTAL LIABILITIES	560,510

TOTAL NET ASSETS	$185,253,118

NET ASSETS CONSIST OF:

Capital stock	$180,359
Additional paid-in-capital	185,009,591
Undistributed net investment income	989,574
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,708,229
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(2,634,635)

TOTAL NET ASSETS	$185,253,118

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($185,253,118/ 18,035,856 shares)	$10.27

The accompanying notes are an integral part of the financial statements.

51

Statement of Operations - Blended Asset Extended Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$1,337,114
Dividends (net of foreign taxes withheld, $49,675)	675,779

Total Investment Income	2,012,893

EXPENSES:

Management fees (Note 3)	503,551
Fund accounting and administration fees (Note 3)	49,710
Directors’ fees (Note 3)	6,337
Chief Compliance Officer service fees (Note 3)	2,129
Custodian fees	48,128
Miscellaneous	29,203

Total Expenses	639,058
Less reduction of expenses (Note 3)	(85,152)

Net Expenses	553,906

NET INVESTMENT INCOME	1,458,987

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	1,533,947
Options written	203,243
Foreign currency and translation of other assets and liabilities	(3,655)

1,733,535

Net change in unrealized appreciation (depreciation) on-
Investments	(2,137,612)
Options written	12,694
Foreign currency and translation of other assets and liabilities	(1,015)

(2,125,933)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(392,398)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,066,589

The accompanying notes are an integral part of the financial statements.

52

Statement of Changes in Net Assets - Blended Asset Extended Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,458,987	$61,190
Net realized gain (loss) on investments and foreign currency	1,733,535	(24,640)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,125,933)	(508,702)

Net increase from operations	1,066,589	(472,152)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(531,269)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(21,461,668)	206,651,618

Net decrease in net assets	(20,926,348)	206,179,466

NET ASSETS:

Beginning of period	206,179,466	—

End of period (including undistributed net investment income of $989,574 and $61,856, respectively)	$185,253,118	$206,179,466

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

53

Financial Highlights - Blended Asset Extended Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.31	$10.33

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.00 [3]
Net realized and unrealized loss on investments	(0.08)	(0.02)

Total from investment operations	(0.01)	(0.02)

Less distributions to shareholders:
From net investment income	(0.03)	—

Net asset value - End of period	$10.27	$10.31

Net assets - End of period (000’s omitted)	$185,253	$206,179

Total return[4]	(0.14%)	(0.19%)
Ratios (to average net assets)/Supplemental Data:
Expenses[5]	0.55%	0.55%
Net investment income[5]	1.45%	0.61%
Series portfolio turnover	52%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[5]:

	0.09%	0.54%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

54

Shareholder Expense Example - Blended Asset Maximum Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18
Actual	$1,000.00	$1,035.00	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). The Series’ total return would have been lower had certain expenses not been waived during the period.

55

Portfolio Composition - Blended Asset Maximum Series

As of April 30, 2018 (unaudited)

Sector Allocation[4]
Information Technology	20.2%
Health Care	17.0%
Consumer Staples	12.5%
Consumer Discretionary	12.2%
Materials	8.3%
Financials	7.6%
Industrials	5.1%
Energy	3.9%
Real Estate	3.3%
Telecommunication Services	1.8%
Utilities	0.1%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
ServiceNow, Inc.	2.3%
Incyte Corp.	2.0%
Qorvo, Inc.	2.0%
O’Reilly Automotive, Inc.	1.9%
Booking Holdings, Inc.	1.8%
Facebook, Inc. - Class A	1.8%
Mastercard, Inc. - Class A	1.7%
Diageo plc (United Kingdom)	1.5%
Alibaba Group Holding Ltd. - ADR (China)	1.4%
Novartis AG - ADR (Switzerland)	1.4%

5As a percentage of total investments.

56

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 87.8%

Consumer Discretionary - 11.6%
Automobiles - 0.0%##
Suzuki Motor Corp. (Japan)[1]	700	$37,624

Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	35,000	33,386

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	590	33,348
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	1,400	23,123

		56,471
Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	680	35,824

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	745	1,166,767
Booking Holdings, Inc.*	1,005	2,188,890

		3,355,657
Leisure Products - 0.1%
Trigano S.A. (France)[1]	215	40,516
Yamaha Corp. (Japan)[1]	500	24,126

		64,642
Media - 1.0%
Quebecor, Inc. - Class B (Canada)	22,985	428,569
Shaw Communications, Inc. - Class B (Canada)	39,380	809,407

		1,237,976
Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	2,090	19,389

Specialty Retail - 5.5%
AutoZone, Inc.*	2,015	1,258,408
Dick’s Sporting Goods, Inc.	31,395	1,038,861
Fnac Darty S.A. (France)*[1]	340	36,481
Industria de Diseno Textil S.A. (Spain)[1]	25,920	803,472
Maisons du Monde S.A. (France)[1,2]	615	24,990
O’Reilly Automotive, Inc.*	8,935	2,287,985
Ulta Beauty, Inc.*	5,010	1,257,059

		6,707,256
Textiles, Apparel & Luxury Goods - 2.1%
ANTA Sports Products Ltd. (China)[1]	7,000	39,943
lululemon athletica, Inc.*	13,695	1,366,761
NIKE, Inc. - Class B	16,760	1,146,216

		2,552,920

Total Consumer Discretionary		14,101,145
Consumer Staples - 12.5%
Beverages - 5.5%
Ambev S.A. - ADR (Brazil)	251,880	1,667,445
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	19,645	1,951,407
The Coca-Cola Co.	28,865	1,247,257
Diageo plc (United Kingdom)[1]	50,650	1,806,935
Treasury Wine Estates Ltd. (Australia)[1]	2,645	37,781

		6,710,825
Food & Staples Retailing - 0.7%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	500	22,273
Raia Drogasil S.A. (Brazil)	1,600	31,386
Sprouts Farmers Market, Inc.*	32,490	813,225

		866,884
Food Products - 2.7%
Campbell Soup Co.	32,640	1,331,059
Danone S.A. (France)[1]	580	46,983
Kerry Group plc - Class A (Ireland)[1]	475	48,298
Mondelez International, Inc. - Class A	18,945	748,328
Nestle S.A. (Switzerland)[1]	14,950	1,158,178

		3,332,846
Personal Products - 2.2%
Beiersdorf AG (Germany)[1]	9,830	1,112,148
Unilever plc - ADR (United Kingdom)	27,490	1,538,615

		2,650,763
Tobacco - 1.4%
Altria Group, Inc.	14,955	839,124
British American Tobacco plc - ADR (United Kingdom)	740	40,419
Philip Morris International, Inc.	10,045	823,690

		1,703,233

Total Consumer Staples		15,264,551
Energy - 2.9%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.*	26,630	489,726
Ensco plc - Class A	41,790	236,114
Schlumberger Ltd.	24,150	1,655,724
Transocean Ltd.*	62,220	769,661

		3,151,225
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	2,030	21,376
The accompanying notes are an integral part of the financial statements.

57

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - Class H (China)[1]	26,000	$25,320
Eni SpA (Italy)[1]	1,255	24,533
Galp Energia SGPS S.A. (Portugal)[1]	2,490	47,791
Repsol S.A. (Spain)[1]	1,920	36,639
Royal Dutch Shell plc - Class B - ADR (Netherlands)	695	50,332
SK Innovation Co. Ltd. (South Korea)[1]	125	22,906
Suncor Energy, Inc. (Canada)	650	24,857
TOTAL S.A. (France)[1]	610	38,339
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	1,080	20,585
Vermilion Energy, Inc. (Canada)	705	23,830
YPF S.A. - ADR (Argentina)	1,060	23,203

		359,711

Total Energy		3,510,936
Financials - 6.3%
Banks - 2.2%
Banco Comercial Portugues S.A. (Portugal)*[1]	68,870	23,054
Bankia S.A. (Spain)[1]	127,085	557,599
BPER Banca (Italy)[1]	4,190	24,187
CaixaBank S.A. (Spain)[1]	180,160	876,094
Credit Agricole S.A. (France)[1]	2,645	43,556
Erste Group Bank AG (Austria)[1]	735	35,943
Eurobank Ergasias S.A. (Greece)*[1]	31,190	39,368
FinecoBank Banca Fineco S.p.A. (Italy)[1]	71,610	852,715
Grupo Financiero Galicia S.A. - ADR (Argentina)	365	23,331
Grupo Supervielle S.A. - ADR (Argentina)	785	21,933
Itau Unibanco Holding S.A. (Brazil)	2,400	34,851
Jyske Bank A/S (Denmark)[1]	395	23,652
KBC Group N.V. (Belgium)[1]	545	47,382
Sydbank A/S (Denmark)[1]	620	22,920

		2,626,585
Capital Markets - 4.1%
Amundi S.A. (France)[1,2]	695	59,106
Banca Generali S.p.A. (Italy)[1]	1,010	32,764
BlackRock, Inc.	1,960	1,022,140
Bolsas y Mercados Argentinos S.A. (Argentina)	2,330	42,704
The Charles Schwab Corp.	29,485	1,641,725
E*TRADE Financial Corp.*	20,910	1,268,819
Euronext N.V. (Netherlands)[1,2]	800	57,347
Julius Baer Group Ltd. (Switzerland)[1]	14,705	872,718
Natixis S.A. (France)[1]	5,520	45,335

		5,042,658
Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	990	49,519

Total Financials		7,718,762
Health Care - 17.0%
Biotechnology - 6.5%
Biogen, Inc.*	3,695	1,010,952
BioMarin Pharmaceutical, Inc.*	19,845	1,657,256
Incyte Corp.*.	39,050	2,418,757
Regeneron Pharmaceuticals, Inc.*	4,175	1,267,864
Seattle Genetics, Inc.*	21,400	1,095,466
Vertex Pharmaceuticals, Inc.*	3,145	481,688

		7,931,983
Health Care Equipment & Supplies - 2.7%
Intuitive Surgical, Inc.*	1,895	835,278
Medtronic plc	30,480	2,442,362

		3,277,640
Health Care Providers & Services - 1.2%
DaVita, Inc.*	13,255	832,281
Fleury S.A. (Brazil)	4,200	31,303
Fresenius Medical Care AG & Co.
KGaA (Germany)[1]	5,440	552,001
Orpea (France)[1]	290	37,162

		1,452,747
Life Sciences Tools & Services - 1.7%
QIAGEN N.V.*	40,715	1,331,788
QIAGEN N.V.*[1]	1,065	34,838
Tecan Group AG (Switzerland)[1]	115	25,286
Thermo Fisher Scientific, Inc.	2,965	623,688

		2,015,600
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	9,895	515,826
Johnson & Johnson	10,895	1,378,109
Merck & Co., Inc.	8,915	524,826
Novartis AG - ADR (Switzerland)	22,170	1,700,217
Perrigo Co. plc	23,640	1,847,230

		5,966,208

Total Health Care		20,644,178

The accompanying notes are an integral part of the financial statements.

58

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 4.9%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	2,345	$19,674

Air Freight & Logistics - 1.0%
FedEx Corp.	4,960	1,226,112

Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	775	24,025
Ryanair Holdings plc - ADR (Ireland)*	175	19,245

		43,270
Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	1,145	59,908
Daikin Industries Ltd. (Japan)[1]	300	35,045
Geberit AG (Switzerland)[1]	80	34,139

		129,092
Commercial Services & Supplies - 0.8%
Advanced Disposal Services, Inc.*	35,025	771,951
China Everbright International Ltd. (China)[1]	33,000	46,288
Elis S.A. (France)[1]	1,585	37,907
SPIE S.A. (France)[1]	2,250	50,911

		907,057
Construction & Engineering - 1.0%
Eiffage S.A. (France)[1]	410	48,803
FLSmidth & Co. A/S (Denmark)[1]	320	19,766
Vinci S.A. (France)[1]	12,005	1,200,303

		1,268,872
Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	450	35,016

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	745	94,611

Machinery - 0.3%
FANUC Corp. (Japan)[1]	200	42,842
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	110	12,177
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	140	11,626
Jungheinrich AG (Germany)[1]	1,405	59,252
KION Group AG (Germany)[1]	660	55,014
Metso OYJ (Finland)[1]	1,715	60,952
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	1,705	11,655
The Weir Group plc (United Kingdom)[1]	3,075	89,981

		343,499
Professional Services - 0.7%
Equifax, Inc.	6,645	744,572
Randstad Holding N.V. (Netherlands)[1]	890	57,283

		801,855
Road & Rail - 0.7%
Genesee & Wyoming, Inc. - Class A*	11,345	807,764

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	1,645	45,686
Brenntag AG (Germany)[1]	670	38,372
Howden Joinery Group plc (United Kingdom)[1]	2,870	18,783
Kanamoto Co. Ltd. (Japan)[1]	700	23,919

		126,760
Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	475	97,911
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	2,800	14,770
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	145	15,105

		127,786

Total Industrials		5,931,368
Information Technology - 19.9%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	2,115	35,488
Hexagon A.B. - Class B (Sweden)[1]	605	34,932
Hitachi Ltd. (Japan)[1]	8,000	58,388
Hollysys Automation Technologies Ltd. (China)	945	20,847
Keyence Corp. (Japan)[1]	200	121,956

		271,611
Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. - ADR (China)*	9,825	1,754,155
Alphabet, Inc. - Class A*	595	606,055
Alphabet, Inc. - Class C*	615	625,658
Facebook, Inc. - Class A*	12,530	2,155,160
NetEase, Inc. - ADR (China)	115	29,563
Tencent Holdings Ltd. - Class H (China)[1]	23,880	1,174,011

		6,344,602
IT Services - 4.6%
Amdocs Ltd.	16,395	1,102,564

The accompanying notes are an integral part of the financial statements.

59

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
InterXion Holding N.V. (Netherlands)*	540	$35,111
Luxoft Holding, Inc.*	245	9,886
Mastercard, Inc. - Class A	11,620	2,071,497
Pagseguro Digital Ltd. - Class A (Brazil)*	18,445	612,927
Sopra Steria Group (France)[1]	290	61,903
Visa, Inc. - Class A	13,575	1,722,396

		5,616,284
Semiconductors & Semiconductor Equipment - 3.6%
Qorvo, Inc.*	35,815	2,413,931
Skyworks Solutions, Inc.	13,535	1,174,297
Texas Instruments, Inc.	7,945	805,861

		4,394,089
Software - 6.3%
Adobe Systems, Inc.*	4,845	1,073,652
Atlassian Corp. plc - Class A*	14,895	833,822
Dassault Systemes S.E. (France)[1]	260	33,693
Electronic Arts, Inc.*	10,090	1,190,418
Microsoft Corp.	17,710	1,656,239
Nexon Co. Ltd. (Japan)*[1]	3,274	47,641
ServiceNow, Inc.*	16,690	2,772,877
Sophos Group plc (United Kingdom)[1,2]	5,485	37,453
Temenos Group AG (Switzerland)[1]	200	25,166

		7,670,961

Total Information Technology		24,297,547
Materials - 8.0%
Chemicals - 3.9%
Akzo Nobel N.V. (Netherlands)[1]	11,680	1,057,720
Axalta Coating Systems Ltd.*	26,940	832,446
CF Industries Holdings, Inc.	28,210	1,094,548
Croda International plc (United Kingdom)[1]	736	45,023
Mexichem S.A.B. de C.V. (Mexico)	6,400	20,002
Olin Corp.	26,715	806,526
RPM International, Inc.	16,685	805,886
Solvay S.A. (Belgium)[1]	370	51,456

		4,713,607
Construction Materials - 0.0%##
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	1,130	23,436
Wienerberger AG (Austria)[1]	2,000	50,396

		73,832
Containers & Packaging - 2.0%
Ball Corp.	29,355	1,176,842
Sealed Air Corp.	27,845	1,221,003

		2,397,845
Metals & Mining - 2.1%
Antofagasta plc (Chile)[1]	23,235	310,443
First Quantum Minerals Ltd. (Zambia)	19,110	275,350
Freeport-McMoRan, Inc.	63,865	971,387
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	16,600	54,960
Lundin Mining Corp. (Canada)	45,035	298,140
Southern Copper Corp. (Peru)	11,425	603,354

		2,513,634

Total Materials		9,698,918
Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Acadia Realty Trust	310	7,316
Agree Realty Corp.	140	6,843
Alexandria Real Estate Equities, Inc.	100	12,458
American Campus Communities, Inc.	400	15,644
American Homes 4 Rent - Class A	1,285	25,957
American Tower Corp.	9,845	1,342,464
Americold Realty Trust	345	7,110
Apartment Investment & Management Co. - Class A	480	19,488
Apple Hospitality REIT, Inc.	650	11,694
AvalonBay Communities, Inc.	305	49,715
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	295	6,254
Bluerock Residential Growth REIT, Inc.	625	5,619
Boston Properties, Inc.	260	31,567
Brandywine Realty Trust	790	12,727
CatchMark Timber Trust, Inc. - Class A	1,780	23,211
Chesapeake Lodging Trust	335	9,896
Colony NorthStar, Inc. - Class A	1,500	9,165
Columbia Property Trust, Inc	390	8,330
Community Healthcare Trust, Inc.	750	19,125
CoreCivic, Inc.	1,055	21,269
Cousins Properties, Inc.	3,745	33,293
Crown Castle International Corp.	185	18,661
CubeSmart	505	14,867
Digital Realty Trust, Inc.	360	38,048

The accompanying notes are an integral part of the financial statements.

60

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
EastGroup Properties, Inc.	65	$5,836
Equinix, Inc.	175	73,638
Equity LifeStyle Properties, Inc.	190	16,940
Equity Residential	390	24,067
Essex Property Trust, Inc.	70	16,778
Extra Space Storage, Inc.	270	24,189
First Industrial Realty Trust, Inc.	770	23,955
Forest City Realty Trust, Inc. - Class A	565	11,334
Getty Realty Corp.	410	10,270
GGP, Inc.	635	12,694
Global Medical REIT, Inc.	870	6,777
HCP, Inc.	1,045	24,411
Healthcare Trust of America, Inc. - Class A	535	13,370
Hibernia REIT plc (Ireland)[1]	6,930	12,419
Host Hotels & Resorts, Inc.	1,330	26,015
Independence Realty Trust, Inc.	985	9,259
Invitation Homes, Inc.	1,119	25,894
Lamar Advertising Co. - Class A	160	10,194
Life Storage, Inc.	80	7,075
The Macerich Co.	150	8,643
Mid-America Apartment Communities, Inc.	315	28,810
National Retail Properties, Inc.	240	9,130
Outfront Media, Inc.	430	8,062
Physicians Realty Trust	1,430	21,364
Plymouth Industrial REIT, Inc.	195	3,354
Prologis, Inc.	910	59,068
Public Storage	165	33,294
Regency Centers Corp.	240	14,124
Rexford Industrial Realty, Inc.	230	7,026
SBA Communications Corp.*	7,705	1,234,572
Simon Property Group, Inc.	420	65,663
STAG Industrial, Inc.	760	18,673
STORE Capital Corp.	385	9,714
Sun Communities, Inc.	250	23,462
Sunstone Hotel Investors, Inc.	1,030	16,068
Terreno Realty Corp.	190	7,058
UDR, Inc.	805	29,101
UMH Properties, Inc.	680	9,200
Unibail-Rodamco S.E. (France)[1]	200	48,014
Urban Edge Properties	1,095	22,524
Ventas, Inc.	220	11,312
VEREIT, Inc.	1,470	9,996
Vornado Realty Trust	355	24,151
Welltower, Inc.	265	14,162
Weyerhaeuser Co.	405	14,896

		3,857,277
Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	730	45,647

Total Real Estate		3,902,924
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Iliad S.A. (France)[1]	195	39,059
Zayo Group Holdings, Inc.*	46,570	1,690,491

Total Telecommunication Services		1,729,550
Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	385	21,960

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	57,000	55,987
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	124,000	55,069

		111,056

Total Utilities		133,016
TOTAL COMMON STOCKS
(Identified Cost $104,887,228)		106,932,895

CORPORATE BONDS - 4.5%

Non-Convertible Corporate Bonds - 4.5%
Consumer Discretionary - 0.7%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	20,000	17,650

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	106,000	100,832
Meritage Homes Corp., 5.125%, 6/6/2027	20,000	18,975
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	20,000	20,025
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	16,000	16,220
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	15,000	14,812
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	26,000	25,220

		196,084

The accompanying notes are an integral part of the financial statements.

61

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	200,000	$193,874

Media - 0.3%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	15,000	14,606
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	10,000	10,050
CSC Holdings, LLC, 5.25%, 6/1/2024	33,000	30,917
Discovery Communications LLC, 5.20%, 9/20/2047	130,000	127,150
Telenet Finance Luxembourg Notes S.A.R.L (Belgium) [2], 5.50%, 3/1/2028	200,000	191,000

		373,723
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	20,000	19,200

Total Consumer Discretionary		800,531
Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	38,000	35,720

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	10,000	9,575

Total Consumer Staples		45,295
Energy - 1.0%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	20,000	20,300
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	28,000	26,845

		47,145
Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	180,000	192,013
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	25,000	24,437
DCP Midstream Operating LP2, 9.75%, 3/15/2019	10,000	10,525
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	28,000	28,350
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	26,000	27,560
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	29,000	28,710
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	109,000	87,200
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	160,000	189,887
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	200,000	183,400
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	10,000	10,353
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	180,000	195,482
SemGroup Corp., 6.375%, 3/15/2025	35,000	33,338
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	18,000	17,505
Southwestern Energy Co.[4], 6.70%, 1/23/2025	21,000	20,580
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	26,000	26,390
Williams Partners LP, 3.75%, 6/15/2027	80,000	75,261

		1,150,991

Total Energy		1,198,136
Financials - 1.3%
Banks - 0.8%
Bank of America Corp., 4.00%, 1/22/2025	200,000	197,679
Citigroup, Inc., 8.125%, 7/15/2039	130,000	188,282
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	210,000	196,154
JPMorgan Chase & Co., 6.30%, 4/23/2019	190,000	196,700
Popular, Inc., 7.00%, 7/1/2019	55,000	55,963
Santander Holdings USA, Inc., 3.40%, 1/18/2023	130,000	125,957

		960,735
Capital Markets - 0.2%
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	190,000	193,742

Consumer Finance - 0.0%##
Ally Financial, Inc., 3.50%, 1/27/2019	15,000	14,993

The accompanying notes are an integral part of the financial statements.

62

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
SLM Corp., 5.125%, 4/5/2022	20,000	$20,200

		35,193
Diversified Financial Services - 0.1%
Aircastle Ltd., 6.25%, 12/1/2019	10,000	10,388
International Lease Finance Corp., 6.25%, 5/15/2019	20,000	20,656
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	19,000	18,430
Navient Corp., 7.25%, 9/25/2023	15,000	15,675
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	20,000	20,400
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	24,000	22,980

		108,529
Insurance - 0.2%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	120,000	124,518
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	120,000	127,650

		252,168
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	15,000	15,263

Total Financials		1,565,630
Health Care - 0.1%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	19,000	18,905

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	26,000	24,640
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	12,000	12,154
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	20,000	19,800
Tenet Healthcare Corp., 6.00%, 10/1/2020	10,000	10,321

		66,915

Total Health Care		85,820
Industrials - 0.2%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	18,000	18,180

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	28,000	28,692

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	20,000	20,450

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	25,000	25,094

Machinery - 0.2%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	130,000	130,325
Xerium Technologies, Inc., 9.50%, 8/15/2021	21,000	21,892

		152,217
Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	30,000	29,475

Total Industrials		274,108
Information Technology - 0.3%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	210,000	197,713
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	200,000	190,059

		387,772
Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	28,000	26,950

Total Information Technology		414,722
Materials - 0.3%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	24,000	24,600

Metals & Mining - 0.3%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	200,000	188,415
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	120,000	134,503

The accompanying notes are an integral part of the financial statements.

63

Investment Portfolio - April 30, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	40,000	$39,600

		362,518

Total Materials		387,118
Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.0%##
iStar, Inc., 5.25%, 9/15/2022	20,000	19,400

Real Estate Management & Development - 0.2%
American Homes 4 Rent LP, 4.25%, 2/15/2028	130,000	124,983
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	30,000	29,700

		154,683

Total Real Estate		174,083
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027	120,000	119,128
Verizon Communications, Inc., 5.50%, 3/16/2047	180,000	191,887

		311,015
Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	99,000	96,773
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	102,000	98,430
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	8,000	8,225

		203,428

Total Telecommunication Services		514,443

TOTAL CORPORATE BONDS (Identified Cost $5,619,130)		5,459,886

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	4,625	49,349
iShares MSCI Eurozone ETF	1,645	72,923

TOTAL MUTUAL FUNDS (Identified Cost $116,784)		122,272

U.S. TREASURY SECURITIES - 6.6%

U.S. Treasury Bonds - 1.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	457,000	609,060
U.S. Treasury Bond, 4.75%, 2/15/2037	729,000	914,098
U.S. Treasury Bond, 3.00%, 5/15/2047	300,000	294,480
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	399,115	388,052

Total U.S. Treasury Bonds (Identified Cost $2,296,580)		2,205,690

U.S. Treasury Notes - 4.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	381,703	378,501
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	387,041	378,050
U.S. Treasury Note, 1.25%, 7/31/2023	4,255,000	3,931,221
U.S. Treasury Note, 2.375%, 5/15/2027	1,289,000	1,232,002

Total U.S. Treasury Notes (Identified Cost $6,045,048)		5,919,774

TOTAL U.S. TREASURY SECURITIES (Identified Cost $8,341,628)		8,125,464

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management[7], 1.60%, (Identified Cost $1,567,837)	1,567,837	1,567,837

TOTAL INVESTMENTS - 100.3% (Identified Cost $120,532,607)		122,208,354

LIABILITIES, LESS OTHER ASSETS - (0.3%)		(391,097)

NET ASSETS - 100%		$121,817,257

The accompanying notes are an integral part of the financial statements.

64

Investment Portfolio - April 30, 2018

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $2,176,822 or 1.8%, of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

7Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

65

Statement of Assets and Liabilities - Blended Asset Maximum Series

April 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $120,532,607) (Note 2)	$122,208,354
Foreign currency, at value (identified cost $6,538)	6,506
Interest receivable	124,662
Dividends receivable	88,893
Receivable for fund shares sold	63,498
Receivable for securities sold	37,181
Foreign tax reclaims receivable	23,734
Prepaid expenses	2,367

TOTAL ASSETS	122,555,195

LIABILITIES:

Accrued management fees (Note 3)	86,385
Accrued fund accounting and administration fees (Note 3)	29,534
Accrued Chief Compliance Officer service fees (Note 3)	411
Payable for securities purchased	529,064
Accrued custodian fees	38,592
Payable for fund shares repurchased	34,272
Other payables and accrued expenses	19,680

TOTAL LIABILITIES	737,938

TOTAL NET ASSETS	$121,817,257

NET ASSETS CONSIST OF:

Capital stock	$101,721
Additional paid-in-capital	114,505,155
Undistributed net investment income	489,091
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	5,046,541
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	1,674,749

TOTAL NET ASSETS	$121,817,257

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($121,817,257/ 10,172,091 shares)	$11.98

The accompanying notes are an integral part of the financial statements.

66

Statement of Operations - Blended Asset Maximum Series

For the Six Months Ended to April 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $80,189)	$897,785
Interest	247,763

Total Investment Income	1,145,548

EXPENSES:

Management fees (Note 3)	348,426
Fund accounting and administration fees (Note 3)	36,104
Directors’ fees (Note 3)	5,070
Chief Compliance Officer service fees (Note 3)	2,129
Custodian fees	43,435
Miscellaneous	29,626

Total Expenses	464,790
Less reduction of expenses (Note 3)	(81,509)

Net Expenses	383,281

NET INVESTMENT INCOME	762,267

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	5,066,765
Foreign currency and translation of other assets and liabilities	(3,029)

5,063,736

Net change in unrealized appreciation (depreciation) on-
Investments	1,624,453
Foreign currency and translation of other assets and liabilities	(788)

1,623,665

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,687,401

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,449,668

The accompanying notes are an integral part of the financial statements.

67

Statement of Changes in Net Assets - Blended Asset Maximum Series

	FOR THE SIX MONTHS ENDED 4/30/17 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$762,267	$7,708
Net realized gain on investments and foreign currency	5,063,736	53,424
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,623,665	51,084

Net increase from operations	7,449,668	112,216

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(281,202)	—
From net realized gain on investments	(70,301)	—

Total distributions to shareholders	(351,503)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(35,860,215)	150,467,091

Net increase (decrease) in net assets	(28,762,050)	150,579,307

NET ASSETS:

Beginning of period	150,579,307	—

End of period (including undistributed net investment income of $489,091 and $8,026, respectively)	$121,817,257	$150,579,307

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

68

Financial Highlights - Blended Asset Maximum Series - Class R6

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE PERIOD 10/13/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.60	$11.59

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.00)[3]
Net realized and unrealized gain on investments	0.34	0.01

Total from investment operations	0.41	0.01

Less distributions to shareholders:
From net investment income	(0.02)	—
From net realized gain on investments	(0.01)	—

Total distributions to shareholders	(0.03)	—

Net asset value - End of period	$11.98	$11.60

Net assets - End of period (000’s omitted)	$121,817	$150,579

Total return[4]	3.50%	0.09%
Ratios (to average net assets)/Supplemental Data:
Expenses[5]	0.55%	0.55%
Net investment income (loss)[5]	1.09%	0.11%
Series portfolio turnover	42%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[5]:
	0.12%	0.66%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

69

Notes to Financial Statements

(unaudited)

1.	Organization

Blended Asset Conservative Series, Blended Asset Moderate Series, Blended Asset Extended Series and Blended Asset Maximum Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Blended Asset Conservative Series - primary objective is to provide current income and its secondary objectives are to provide preservation of capital and long-term growth of capital; secondary objective is to provide income and long-term growth of capital. Blended Asset Moderate Series - equal emphasis on long-term growth of capital and preservation of capital. Blended Asset Extended Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Blended Asset Maximum Series - primary objective is long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). The Series are offered exclusively to other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million have been designated in each of the Series for Class R6 common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively

70

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

	BLENDED ASSET CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,960,298	$2,679,610	$280,688	$—
Consumer Staples	3,026,374	1,900,311	1,126,063	—
Energy	1,963,213	1,908,846	54,367	—
Financials	3,083,567	3,083,567	—	—
Health Care	7,075,066	6,947,043	128,023	—
Industrials	2,477,414	2,477,414	—	—
Information Technology	7,229,873	7,010,115	219,758	—
Materials	1,798,774	1,682,734	116,040	—
Real Estate	3,267,149	3,202,495	64,654	—
Telecommunication Services	320,529	320,529	—	—
Utilities	226,004	226,004	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	41,713,739	—	41,713,739	—
Corporate debt:
Consumer Discretionary	2,311,745	—	2,311,745	—
Consumer Staples	360,040	—	360,040	—
Energy	4,660,429	—	4,660,429	—
Financials	8,510,242	—	8,510,242	—

71

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Health Care	$120,619	$—	$120,619	$—
Industrials	226,691	—	226,691	—
Information Technology	1,804,641	—	1,804,641	—
Materials	1,510,327	—	1,510,327	—
Real Estate	868,042	—	868,042	—
Telecommunication Services	1,938,317	—	1,938,317	—
Asset-backed securities	4,587,881	—	4,587,881	—
Commercial mortgage-backed securities	10,941,418	—	10,941,418	—
Foreign government bonds	2,651,128	—	2,651,128	—
Mutual funds	2,608,113	2,608,113	—	—

Total assets	118,241,633	34,046,781	84,194,852	—

Liabilities:
Other financial instruments*:
Equity contracts	(13,617)	(10,147)	(3,470)	—

Total liabilities	(13,617)	(10,147)	(3,470)	—

Total	$118,228,016	$34,036,634	$84,191,382	$—

	BLENDED ASSET MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,913,247	$3,118,771	$794,476	$—
Consumer Staples	3,911,236	1,664,303	2,246,933	—
Energy	2,171,114	2,025,418	145,696	—
Financials	2,781,841	2,243,221	538,620	—
Health Care	9,517,367	9,434,091	83,276	—
Industrials	2,412,700	1,554,163	858,537	—
Information Technology	10,877,874	10,088,453	789,421	—
Materials	2,069,320	1,665,289	404,031	—
Real Estate	2,846,835	2,736,345	110,490	—
Telecommunication Services	622,536	597,498	25,038	—
Utilities	100,649	15,686	84,963	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	34,338,575	—	34,338,575	—
Corporate debt:
Consumer Discretionary	1,951,647	—	1,951,647	—
Consumer Staples	70,763	—	70,763	—
Energy	4,120,154	—	4,120,154	—
Financials	6,740,879	—	6,740,879	—
Health Care	129,209	—	129,209	—
Industrials	238,987	—	238,987	—
Information Technology	1,439,988	—	1,439,988	—
Materials	1,224,505	—	1,224,505	—
Real Estate	727,765	—	727,765	—
Telecommunication Services	1,546,792	—	1,546,792	—
Asset-backed securities	4,356,514	—	4,356,514	—
Commercial mortgage-backed securities	8,243,467	—	8,243,467	—
Foreign government bonds	2,235,769	—	2,235,769	—

72

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Mutual funds	$1,745,175	$1,745,175	$—	$—

Total assets	110,334,908	36,888,413	73,446,495	—

Liabilities:
Other financial instruments*:
Equity contracts	(20,737)	(15,187)	(5,550)	—

Total liabilities	(20,737)	(15,187)	(5,550)	—

Total	$110,314,171	$36,873,226	$73,440,945	$—

	BLENDED ASSET EXTENDED SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$8,324,902	$6,462,977	$1,861,925	$—
Consumer Staples	8,887,923	3,686,851	5,201,072	—
Energy	4,691,607	4,356,521	335,086	—
Financials	6,237,012	4,990,562	1,246,450	—
Health Care	21,447,818	21,257,254	190,564	—
Industrials	5,524,780	3,548,862	1,975,918	—
Information Technology	24,881,431	23,005,778	1,875,653	—
Materials	4,462,246	3,573,362	888,884	—
Real Estate	5,854,214	5,615,518	238,696	—
Telecommunication Services	1,466,690	1,414,611	52,079	—
Utilities	227,484	37,076	190,408	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	44,034,792	—	44,034,792	—
Corporate debt:
Consumer Discretionary	2,883,999	—	2,883,999	—
Consumer Staples	121,697	—	121,697	—
Energy	5,330,957	—	5,330,957	—
Financials	8,889,442	—	8,889,442	—
Health Care	235,866	—	235,866	—
Industrials	1,174,896	—	1,174,896	—
Information Technology	1,908,346	—	1,908,346	—
Materials	1,845,257	—	1,845,257	—
Real Estate	981,443	—	981,443	—
Telecommunication Services	2,077,173	—	2,077,173	—
Utilities	413,670	—	413,670	—
Asset-backed securities	6,111,260	—	6,111,260	—
Commercial mortgage-backed securities	10,653,682	—	10,653,682	—
Foreign government bonds	3,005,602	—	3,005,602	—
Mutual funds	3,177,196	3,177,196	—	—

Total assets	184,851,385	81,126,568	103,724,817	—

Liabilities:
Other financial instruments*:
Equity contracts	(46,488)	(33,788)	(12,700)	—

Total liabilities	(46,488)	(33,788)	(12,700)	—

Total	$184,804,897	$81,092,780	$103,712,117	$—

73

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	BLENDED ASSET MAXIMUM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,101,145	$12,991,435	$1,109,710	$—
Consumer Staples	15,264,551	9,080,548	6,184,003	—
Energy	3,510,936	3,315,408	195,528	—
Financials	7,718,762	4,055,503	3,663,259	—
Health Care	20,644,178	19,994,891	649,287	—
Industrials	5,931,368	3,623,544	2,307,824	—
Information Technology	24,297,547	22,666,916	1,630,631	—
Materials	9,698,918	8,183,880	1,515,038	—
Real Estate	3,902,924	3,790,590	112,334	—
Telecommunication Services	1,729,550	1,690,491	39,059	—
Utilities	133,016	21,960	111,056	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	8,125,464	—	8,125,464	—
Corporate debt:
Consumer Discretionary	800,531	—	800,531	—
Consumer Staples	45,295	—	45,295	—
Energy	1,198,136	—	1,198,136	—
Financials	1,565,630	—	1,565,630	—
Health Care	85,820	—	85,820	—
Industrials	274,108	—	274,108	—
Information Technology	414,722	—	414,722	—
Materials	387,118	—	387,118	—
Real Estate	174,083	—	174,083	—
Telecommunication Services	514,443	—	514,443	—
Mutual funds	1,690,109	1,690,109	—	—

Total assets	$122,208,354	$91,105,275	$31,103,079	$—

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by any of the Blended Asset Series as of April 30, 2018.

China literature ltd. - right was a Level 3 security held as of October 31, 2017. However, this security is no longer held by the Series.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between levels during the six months ended April 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

74

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an

75

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2018 is Pershing LLC, a BNY Mellon Company.

The following table presents the present value of derivatives held at April 30, 2018 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

BLENDED ASSET CONSERVATIVE SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$13,617

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$51,928
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$3,980

BLENDED ASSET MODERATE SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$20,737

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$83,159
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$5,668

76

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

BLENDED ASSET EXTENDED SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$46,488

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$203,243
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$12,694

The average month-end balances for the six months ended April 30, 2018, the period in which such derivatives were outstanding, were as follows:

	BLENDED ASSET CONSERVATIVE SERIES	BLENDED ASSET MODERATE SERIES	BLENDED ASSET EXTENDED SERIES
Options:
Average number of option contracts written	90	152	361
Average notional value of option contracts written	$ 891,121	$1,504,364	$3,629,230

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie

77

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on April 30, 2018.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2018.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

78

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2017. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Blended Asset Conservative Term Series, 0.45% for Blended Asset Moderate Series, and 0.50% for Blended Asset Extended Series and Blended Asset Maximum Series, of the Series’ average daily net assets.

79

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 29, 2028, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Blended Asset Conservative Series	0.45%
Blended Asset Moderate Series	0.50%
Blended Asset Extended Series	0.55%
Blended Asset Maximum Series	0.55%

For the six months ended April 30, 2018, the Advisor waived the following amounts which are included as a reduction of expenses on the Statements of Operations:

SERIES/CLASS	WAIVER AMOUNT
Blended Asset Conservative Series Class R6	$63,080
Blended Asset Moderate Series Class R6	73,644
Blended Asset Extended Series Class R6	85,152
Blended Asset Maximum Series Class R6	81,509

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

80

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of securities, other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Blended Asset Conservative Series	$40,270,286	$22,398,614	$29,847,513	$15,622,004
Blended Asset Moderate Series	39,451,455	19,867,494	38,841,526	22,396,895
Blended Asset Extended Series	66,248,236	33,856,558	75,417,948	47,520,692
Blended Asset Maximum Series	44,688,741	11,267,858	74,826,302	12,452,985

5.	Capital Stock Transactions

Transactions in Class R6 shares of each Series were:

BLENDED CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/13/17[1] TO 10/31/17
SERIES CLASS R6:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,646,508	$28,732,539	9,394,967	$102,115,609
Repurchased	(882,256)	(9,644,772)	(108,692)	(1,179,696)

Total	1,764,252	$19,087,767	9,286,275	$100,935,913

BLENDED ASSET MODERATE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/13/17[1] TO 10/31/17
SERIES CLASS R6:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,834,497	$30,618,303	10,782,412	$115,906,022
Repurchased	(3,187,877)	(34,741,873)	(26,599)	(285,356)

Total	(353,380)	$(4,123,570)	10,755,813	$115,620,666

BLENDED ASSET EXTENDED	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/13/17[1] TO 10/31/17
SERIES CLASS R6:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,328,422	$55,607,541	20,139,692	$208,028,941
Repurchased	(7,298,638)	(77,069,209)	(133,620)	(1,377,323)

Total	(1,970,216)	$(21,461,668)	20,006,072	$206,651,618

BLENDED ASSET MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 10/13/17[1] TO 10/31/17
SERIES CLASS R6:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,657,836	$31,913,634	13,013,587	$150,821,798
Repurchased	(5,468,726)	(67,773,849)	(30,606)	(354,707)

Total	(2,810,890)	$(35,860,215)	12,982,981	$150,467,091

1Commencement of operations.

At April 30, 2018, The Target Income Series, another series of the Fund, owned 98.4% of Blended Asset Conservative Term Series. The Target 2020 Series and Target 2025 Series, other series of the Fund, owned 75.9% and 22.9%, respectively, of Blended Asset Moderate Term Series. The Target 2025 Series, Target 2030 Series, Target 2035 Series, and Target 2040 Series, other series of the Fund, owned 13.7%, 54.9%, 10.5%, and 14.5%, respectively, of Blended Asset Extended Term Series. The Target 2040 Series, Target 2045 Series, and Target 2050 Series, other series of the Fund, owned 33.2%, 12.3%, and 23.3%, respectively, of Blended Asset Maximum Term Series. Investment activities of these shareholders may have a material effect on the respective Series.

81

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2018, Blended Asset Conservative Series, Blended Asset Moderate Series and Blended Asset Extended Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2018, the Series did not hold any loan assignments.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At April 30, 2018, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

	BLENDED ASSET CONSERVATIVE SERIES	BLENDED ASSET MODERATE SERIES	BLENDED ASSET EXTENDED SERIES	BLENDED ASSET MAXIMUM SERIES
Cost for federal income tax purposes	$120,105,560	$112,264,157	$187,987,633	$121,000,601
Unrealized appreciation	1,472,250	2,078,728	4,410,345	6,196,740
Unrealized depreciation	(3,349,794)	(4,028,714)	(7,593,081)	(4,988,987)

Net unrealized appreciation (depreciation)	$(1,877,544)	$(1,949,986)	$(3,182,736)	$1,207,753

At October 31, 2017, Blended Asset Conservative Series, Blended Asset Moderate Series and Blended Asset Extended Series had net short-term capital loss carryforwards of $10,200, $10,845 and $9,007, respectively, which may be carried forward indefinitely.

82

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 16, 2017, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral information to the Board to assist the Board in its considerations. The discussion below outlines the materials and information presented to the Board in connection with the Board’s 2017 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the Advisor’s personnel who perform services to the Fund, the strength of its compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources in domestic and foreign financial markets. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the teams during the past year, investment team compensation and investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s non-U.S. portfolios which have resulted in a downward trend in assets under management. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund, and the Series’ actual and comparative performance, especially over the current market cycle supported the renewal of the agreement.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firmwide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

83

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund. The Advisor also presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a mean and median basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. In addition, the Board considered fee reductions that went into effect for the Fund’s Target Series in October 2017, as well as projected fee and expense changes for certain Series approved by the Board in a prior Board meeting. These fee and expense changes would go into effect pursuant to a successful shareholder vote in 2018. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

84

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85

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNBLA-04/18-SAR

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,053.10	$4.33	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class I
Actual	$1,000.00	$1,053.80	$3.06	0.60%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2018

(unaudited)

2

Disciplined Value Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.6%

Consumer Discretionary - 12.1%
Distributors - 0.4%
Genuine Parts Co.	4,808	$424,643

Hotels, Restaurants & Leisure - 2.1%

McDonald’s Corp.	12,188	2,040,759

Household Durables - 0.7%
Newell Brands, Inc.	11,766	325,095
Whirlpool Corp.	2,432	376,838

		701,933

Leisure Products - 0.4%
Hasbro, Inc.	4,238	373,325

Media - 1.9%
Comcast Corp. - Class A	47,845	1,501,854
Viacom, Inc. - Class B	9,949	300,062

		1,801,916

Multiline Retail - 1.6%
Kohl’s Corp.	5,984	371,726
Macy’s, Inc.	10,722	333,132
Target Corp.	12,274	891,092

		1,595,950

Specialty Retail - 3.8%
Best Buy Co., Inc.	7,041	538,848
The Gap, Inc.	12,965	379,097
The Home Depot, Inc.	15,032	2,777,914

		3,695,859

Textiles, Apparel & Luxury Goods - 1.2%
Tapestry, Inc.	6,540	351,656
VF Corp.	9,497	768,022

		1,119,678

Total Consumer Discretionary		11,754,063

Consumer Staples - 16.8%
Beverages - 2.6%
Molson Coors Brewing Co. - Class B	4,993	355,701
PepsiCo, Inc.	21,478	2,167,989

		2,523,690

Food & Staples Retailing - 6.3%
CVS Health Corp.	18,759	1,309,941
Sysco Corp.	12,419	776,684
Walgreens Boots Alliance, Inc.	13,966	928,041

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	35,489	$3,139,357

		6,154,023
Food Products - 5.3%
Campbell Soup Co.	9,572	390,346
Conagra Brand, Inc.	9,149	339,153
General Mills, Inc.	15,414	674,208
The Hershey Co.	6,008	552,376
Hormel Foods Corp.	10,992	398,460
The J.M. Smucker Co.	3,779	431,108
Kellogg Co.	7,320	431,148
The Kraft Heinz Co.	17,566	990,371
Mondelez International, Inc. - Class A	22,489	888,316

		5,095,486
Household Products - 2.6%
The Clorox Co.	4,252	498,335
Colgate-Palmolive Co.	18,108	1,181,185
Kimberly-Clark Corp.	8,339	863,420

		2,542,940

Total Consumer Staples		16,316,139
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Andeavor	4,034	557,983
Marathon Petroleum Corp.	10,036	751,797
Valero Energy Corp.	9,101	1,009,574

Total Energy		2,319,354

Financials - 10.0%
Banks - 10.0%
Fifth Third Bancorp	17,356	575,699
JPMorgan Chase & Co.	35,246	3,834,060
KeyCorp.	20,635	411,049
SunTrust Banks, Inc.	8,206	548,161
U.S. Bancorp	28,447	1,435,151
Wells Fargo & Co.	56,247	2,922,594

Total Financials		9,726,714

Health Care - 17.5%
Biotechnology - 5.9%
AbbVie, Inc.	23,324	2,251,932

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Amgen, Inc.	10,427	$1,819,303
Gilead Sciences, Inc.	22,247	1,606,901

		5,678,136

Health Care Providers & Services - 0.3%
Quest Diagnostics, Inc.	3,256	329,507

Pharmaceuticals - 11.3%
Bristol-Myers Squibb Co.	21,365	1,113,758
Eli Lilly & Co.	13,747	1,114,469
Johnson & Johnson	29,458	3,726,142
Merck & Co., Inc.	37,412	2,202,444
Pfizer, Inc.	75,098	2,749,338

		10,906,151

Total Health Care		16,913,794

Industrials - 21.2%
Aerospace & Defense - 5.9%
The Boeing Co.	7,610	2,538,392
Lockheed Martin Corp.	5,004	1,605,483
United Technologies Corp.	13,497	1,621,665

		5,765,540

Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	4,612	424,442
United Parcel Service, Inc. - Class B	14,636	1,661,186

		2,085,628

Building Products - 0.6%
Johnson Controls International plc	16,945	573,927

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	10,264	834,361

Electrical Equipment - 1.8%
Eaton Corp. plc	10,619	796,744
Emerson Electric Co.	13,977	928,213

		1,724,957

Industrial Conglomerates - 3.8%
3M Co.	9,852	1,915,130
Honeywell International, Inc.	11,999	1,736,015

		3,651,145

Machinery - 3.2%
Caterpillar, Inc.	8,012	1,156,612

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Cummins, Inc.	4,364	$697,629
Illinois Tool Works, Inc.	5,375	763,358
Ingersoll-Rand plc	5,239	439,500

		3,057,099

Road & Rail - 2.4%
Norfolk Southern Corp.	4,520	648,484
Union Pacific Corp.	12,688	1,695,497

		2,343,981

Trading Companies & Distributors - 0.5%
Fastenal Co.	9,194	459,608

Total Industrials		20,496,246

Information Technology - 15.9%
Communications Equipment - 3.4%
Cisco Systems, Inc.	62,560	2,770,782
Motorola Solutions, Inc.	4,611	506,426

		3,277,208

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	23,282	629,080

IT Services - 3.8%
Automatic Data Processing, Inc.	9,140	1,079,251
International Business Machines Corp.	13,889	2,013,350
Paychex, Inc.	9,855	596,917

		3,689,518

Semiconductors & Semiconductor Equipment - 6.9%
Broadcom, Inc.	5,419	1,243,227
Intel Corp.	57,563	2,971,402
KLA-Tencor Corp.	4,620	470,039
Maxim Integrated Products, Inc.	6,776	369,292
Texas Instruments, Inc.	16,286	1,651,889

		6,705,849

Software - 0.5%
CA, Inc.	13,210	459,708

Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp.	7,678	604,950

Total Information Technology		15,366,313

Materials - 2.7%
Chemicals - 1.4%
Eastman Chemical Co.	4,516	460,993

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
LyondellBasell Industries N.V. - Class A	8,830	$933,596

		1,394,589

Containers & Packaging - 0.7%
Packaging Corp. of America	2,964	342,905
WestRock Co.	5,809	343,661

		686,566

Metals & Mining - 0.6%
Nucor Corp.	9,062	558,400

Total Materials		2,639,555

TOTAL COMMON STOCKS (Identified Cost $91,794,132)		95,532,178

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Government Cash Management[1], 1.60% (Identified Cost $925,837)	925,837	925,837

TOTAL INVESTMENTS - 99.6% (Identified Cost $92,719,969)		96,458,015
OTHER ASSETS, LESS LIABILITIES - 0.4%		423,355

NET ASSETS - 100%		$96,881,370

1Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $92,719,969) (Note 2)	$96,458,015
Receivable for fund shares sold	504,669
Dividends receivable	79,500
Foreign tax reclaims receivable	27,887
Prepaid and other expenses	23,077

TOTAL ASSETS	97,093,148

LIABILITIES:

Accrued management fees (Note 3)	31,343
Accrued fund accounting and administration fees (Note 3)	17,086
Accrued shareholder services fees (Class S) (Note 3)	8,815
Accrued Chief Compliance Officer service fees (Note 3)	328
Accrued Directors’ fees (Note 3)	121
Payable for fund shares repurchased	122,278
Audit fees payable	21,011
Other payables and accrued expenses	10,796

TOTAL LIABILITIES	211,778

TOTAL NET ASSETS	$96,881,370

NET ASSETS CONSIST OF:

Capital stock	$87,754
Additional paid-in-capital	67,651,527
Undistributed net investment income	177,916
Accumulated net realized gain on investments	25,226,127
Net unrealized appreciation on investments	3,738,046

TOTAL NET ASSETS	$96,881,370

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($43,226,176/5,009,969 shares)	$8.63

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($53,655,194/3,765,429 shares)	$14.25

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends	$1,528,201

EXPENSES:

Management fees (Note 3)	268,276
Shareholder services fees (Class S)(Note 3)	63,183
Fund accounting and administration fees (Note 3)	25,233
Directors’ fees (Note 3)	5,118
Chief Compliance Officer service fees (Note 3)	2,036
Custodian fees	4,651
Miscellaneous	58,392

Total Expenses	426,889
Less reduction of expenses (Note 3)	(6,005)

Net Expenses	420,884

NET INVESTMENT INCOME	1,107,317

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	25,426,362
Net change in unrealized appreciation (depreciation) on investments	(19,673,341)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,753,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,860,338

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,107,317	$3,705,146
Net realized gain (loss) on investments	25,426,362	25,969,874
Net change in unrealized appreciation (depreciation) on investments	(19,673,341)	3,802,331

Net increase from operations	6,860,338	33,477,351

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income (Class S)	(626,386)	(747,820)
From net investment income (Class I)	(677,248)	(3,303,961)
From net realized gain on investments (Class S)	(9,497,371)	(892,572)
From net realized gain on investments (Class I)	(11,866,466)	(4,593,947)

Total distributions to shareholders	(22,667,471)	(9,538,300)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(35,607,966)	(43,416,296)

Net decrease in net assets	(51,415,099)	(19,477,245)

NET ASSETS:

Beginning of period	148,296,469	167,773,714

End of period (including undistributed net investment income of $177,916 and $374,233, respectively)	$96,881,370	$148,296,469

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.42	$10.16	$11.64	$12.75	$11.88	$10.14

Income from investment operations:
Net investment income[1]	0.07	0.20	0.22	0.26	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.57	1.89	0.53	(0.21)	1.25	1.89

Total from investment operations	0.64	2.09	0.75	0.05	1.51	2.15

Less distributions to shareholders:
From net investment income	(0.17)	(0.33)	(0.32)	(0.36)	(0.34)	(0.35)
From net realized gain on investments	(3.26)	(0.50)	(1.91)	(0.80)	(0.30)	(0.06)

Total distributions to shareholders	(3.43)	(0.83)	(2.23)	(1.16)	(0.64)	(0.41)

Net asset value - End of period	$8.63	$11.42	$10.16	$11.64	$12.75	$11.88

Net assets - End of period (000’s omitted)	$43,226	$30,940	$15,022	$15,471	$13,716	$10,667

Total return[2]	5.31%	21.52%	7.99%	0.63%	13.12%	21.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.82%	0.82%	0.79%	0.79%	0.81%
Net investment income	1.59%[3]	1.91%	2.19%	2.14%	2.11%	2.31%
Portfolio turnover	48%	34%	39%	49%	23%	19%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.76	$14.54	$15.69	$16.76	$15.41	$13.03

Income from investment operations:
Net investment income[1]	0.16	0.35	0.35	0.39	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.78	2.73	0.75	(0.27)	1.64	2.45

Total from investment operations	0.94	3.08	1.10	0.12	2.02	2.82

Less distributions to shareholders:
From net investment income	(0.19)	(0.36)	(0.34)	(0.39)	(0.37)	(0.38)
From net realized gain on investments	(3.26)	(0.50)	(1.91)	(0.80)	(0.30)	(0.06)

Total distributions to shareholders	(3.45)	(0.86)	(2.25)	(1.19)	(0.67)	(0.44)

Net asset value - End of period	$14.25	$16.76	$14.54	$15.69	$16.76	$15.41

Net assets - End of period (000’s omitted)	$53,655	$117,357	$152,751	$160,999	$191,337	$158,989

Total return[2]	5.38%	21.86%	8.24%	0.91%	13.44%	22.02%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%[3]	0.57%	0.57%	0.54%	0.54%	0.56%
Net investment income	2.06%[3]	2.24%	2.46%	2.44%	2.38%	2.63%
Portfolio turnover	48%	34%	39%	49%	23%	19%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million have been designated as Disciplined Value Series Class I common stock and 100 million have been designated as Disciplined Value Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,754,063	$11,754,063	$—	$—
Consumer Staples	16,316,139	16,316,139	—	—
Energy	2,319,354	2,319,354	—	—
Financials	9,726,714	9,726,714	—	—
Health Care	16,913,794	16,913,794	—	—
Industrials	20,496,246	20,496,246	—	—
Information Technology	15,366,313	15,366,313	—	—
Materials	2,639,555	2,639,555	—	—
Mutual Fund	925,837	925,837	—	—

Total assets	$96,458,015	$96,458,015	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or April 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2014 through October 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for this role.

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.60% of average daily net assets each year. Accordingly, the Advisor waived fees of $6,005 for the six months ended April 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $59,225,035 and $115,457,569, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S and I shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,767,203	$52,603,877	1,545,061	$16,323,508
Reinvested	1,145,401	10,037,870	156,422	1,637,234
Repurchased	(4,610,715)	(40,970,386)	(471,810)	(5,038,973)

Total	2,301,889	$21,671,361	1,229,673	$12,921,769

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	743,826	$11,068,569	1,890,531	$29,193,940
Reinvested	504,852	7,291,960	285,798	4,347,380
Repurchased	(4,484,806)	(75,639,856)	(5,679,847)	(89,879,385)

Total	(3,236,128)	$(57,279,327)	(3,503,518)	$(56,338,065)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2018.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2017 were as follows:

Ordinary income	$4,505,240
Long-term capital gains	5,033,060

At April 30, 2018, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$93,087,963
Unrealized appreciation	5,910,286
Unrealized depreciation	(2,540,234)

Net unrealized appreciation	$3,370,052

17

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 16, 2017, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral information to the Board to assist the Board in its considerations. The discussion below outlines the materials and information presented to the Board in connection with the Board’s 2017 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the Advisor’s personnel who perform services to the Fund, the strength of its compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources in domestic and foreign financial markets. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the teams during the past year, investment team compensation and investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s non-U.S. portfolios which have resulted in a downward trend in assets under management. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund, and the Series’ actual and comparative performance, especially over the current market cycle supported the renewal of the agreement.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firmwide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

18

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund. The Advisor also presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a mean and median basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. In addition, the Board considered fee reductions that went into effect for the Fund’s Target Series in October 2017, as well as projected fee and expense changes for certain Series approved by the Board in a prior Board meeting. These fee and expense changes would go into effect pursuant to a successful shareholder vote in 2018. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

Disciplined Value Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Fund.

For	2,382,536
Against	118,463
Abstain	159,092

20

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21

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/18-SAR

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18
Actual	$1,000.00	$1,023.90	$3.76
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2018

(unaudited)

Country Allocation[1,2]

Cash, short-term investment, and other assets, less liabilities - 3.9%
Miscellaneous[3] - 4.2%
Belgium - 6.2%
Brazil - 2.4%
Canada - 3.7%
China - 4.9%
Finland - 1.1%
France - 9.5%
Germany - 5.0%
Japan - 2.1%
Mexico - 3.1%
Netherlands - 2.7%
Spain - 6.8%
Switzerland - 8.7%
United Kingdom - 14.2%
United States - 21.6%

[1]As a percentage of net assets.
[2]Allocations are based on country of risk.
[3]Miscellaneous
- Argentina 0.5%
- Chile 0.5%
- Denmark 0.9%
- Ireland 0.9%
- Italy 0.9%
- Zambia 0.5%

Sector Allocation[4]

Cash, short-term investment, and other assets, less liabilities - 3.9%
Telecommunication Services - 1.8%
Real Estate - 1.5%
Materials - 8.4%
Consumer Discretionary - 7.4%
Consumer Staples - 22.6%
Information Technology - 12.3%
Energy - 5.3%
Financials - 6.3%
Industrials - 14.9%
Health Care - 15.6%

[4]As a percentage of net assets.

2

Overseas Series

Investment Portfolio - April 30, 2018

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 96.1%

Consumer Discretionary - 7.4%
Hotels, Restaurants & Leisure - 1.7%
Accor S.A. (France)[1]	132,260	$7,475,575

Internet & Direct Marketing Retail - 0.5%
Despegar.com Corp. (Argentina)*	72,995	2,143,133

Media - 2.0%
Quebecor, Inc. - Class B (Canada)	236,758	4,414,492
Shaw Communications, Inc. - Class B (Canada)	206,445	4,243,221

		8,657,713

Specialty Retail - 1.0%
Industria de Diseno Textil S.A. (Spain)[1]	135,165	4,189,866

Textiles, Apparel & Luxury Goods - 2.2%
lululemon athletica, Inc. (United States)*	93,885	9,369,723

Total Consumer Discretionary		31,836,010

Consumer Staples - 22.6%
Beverages - 8.9%
Ambev S.A. - ADR (Brazil)	1,201,175	7,951,778
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	152,650	15,163,260
Diageo plc (United Kingdom)[1]	430,960	15,374,464

		38,489,502

Food Products - 5.3%
Danone S.A. (France)[1]	128,960	10,446,494
Nestle S.A. (Switzerland)[1]	162,765	12,609,420

		23,055,914

Personal Products - 6.5%
Beiersdorf AG (Germany)[1]	74,245	8,399,940
Unilever plc - ADR (United Kingdom)	352,825	19,747,615

		28,147,555

Tobacco - 1.9%
British American Tobacco plc - ADR (United Kingdom)	150,680	8,230,142

Total Consumer Staples		97,923,113

Energy - 5.3%
Energy Equipment & Services - 4.2%
Schlumberger Ltd. (United States)	262,910	18,025,110

Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (Canada)	474,765	4,999,275

Total Energy		23,024,385

Financials - 6.3%
Banks - 4.4%
Bankia S.A. (Spain)[1]	1,633,885	7,168,844

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2018

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
CaixaBank S.A. (Spain)[1]	1,559,010	$7,581,257
FinecoBank Banca Fineco S.p.A. (Italy)[1]	339,195	4,039,054

		18,789,155

Capital Markets - 1.9%
Julius Baer Group Ltd. (Switzerland)[1]	139,550	8,282,065

Total Financials		27,071,220

Health Care - 15.6%
Health Care Equipment & Supplies - 4.5%
Medtronic plc (United States)	242,055	19,395,867

Health Care Providers & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	53,275	5,405,853

Life Sciences Tools & Services - 3.1%
QIAGEN N.V. (United States)*	188,481	6,165,213
QIAGEN N.V. (United States)*[1]	227,834	7,452,767

		13,617,980

Pharmaceuticals - 6.7%
Novartis AG - ADR (Switzerland)	216,095	16,572,326
Perrigo Co. plc (United States)	158,030	12,348,464

		28,920,790

Total Health Care		67,340,490

Industrials - 14.9%
Aerospace & Defense - 1.0%
BAE Systems plc (United Kingdom)[1]	522,775	4,386,229

Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)*	34,017	3,740,850

Construction & Engineering - 2.9%
FLSmidth & Co. A/S (Denmark)[1]	65,080	4,019,838
Vinci S.A. (France)[1]	86,330	8,631,580

		12,651,418

Machinery - 3.3%
Metso OYJ (Finland)[1]	134,905	4,794,565
The Weir Group plc (United Kingdom)[1]	317,586	9,293,208

		14,087,773

Trading Companies & Distributors - 2.8%
Brenntag AG (Germany)[1]	134,719	7,715,619
Howden Joinery Group plc (United Kingdom)[1]	660,455	4,322,682

		12,038,301

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2018

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 4.0%
Aena SME S.A. (Spain)[1,2]	51,500	$10,615,610
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	660,000	3,481,383
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	32,620	3,398,026

		17,495,019

Total Industrials		64,399,590

Information Technology - 12.3%
Internet Software & Services - 4.9%
Alibaba Group Holding Ltd. - ADR (China)*	54,790	9,782,207
NetEase, Inc. - ADR (China)	20,235	5,201,811
Tencent Holdings Ltd. - Class H (China)[1]	124,160	6,104,069

		21,088,087

IT Services - 4.4%
Amdocs Ltd. (United States)	215,929	14,521,225
Luxoft Holding, Inc. (United States)*	50,070	2,020,324
Pagseguro Digital Ltd. - Class A (Brazil)*	79,730	2,649,428

		19,190,977

Software - 3.0%
Atlassian Corp. plc - Class A (United States)*	73,022	4,087,772
Nexon Co. Ltd. (Japan)*[1]	625,000	9,094,623

		13,182,395

Total Information Technology		53,461,459

Materials - 8.4%
Chemicals - 6.5%
Akzo Nobel N.V. (Netherlands)[1]	131,250	11,885,766
Mexichem S.A.B. de C.V. (Mexico)	1,442,800	4,509,220
Solvay S.A. (Belgium)[1]	83,425	11,601,933

		27,996,919

Metals & Mining - 1.9%
Antofagasta plc (Chile)[1]	162,055	2,165,219
First Quantum Minerals Ltd. (Zambia)	138,880	2,001,075
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	641,600	2,124,252
Lundin Mining Corp. (Canada)	326,533	2,161,712

		8,452,258

Total Materials		36,449,177

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
Unibail-Rodamco S.E. (France)[1]	27,320	6,558,699

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Investment Portfolio - April 30, 2018

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Iliad S.A. (France)[1]	39,575	$7,926,995

TOTAL COMMON STOCKS
(Identified Cost $389,540,572)		415,991,138

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Government Cash Management[3], 1.60%
(Identified Cost $12,218,764)	12,218,764	12,218,764

TOTAL INVESTMENTS - 98.9%
(Identified Cost $401,759,336)		428,209,902
OTHER ASSETS, LESS LIABILITIES - 1.1%		4,818,379

NET ASSETS - 100%		$433,028,281

ADR - American Depositary Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,615,610 or 2.5% of the Series’ net assets as of April 30, 2018. (See Note 2 to the financial statements).

3 Rate shown is the current yield as of April 30, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States - 21.6%; United Kingdom - 14.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statement of Assets & Liabilities

April 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $401,759,336) (Note 2)	$428,209,902
Foreign currency, at value (identified cost $25,896)	25,896
Foreign tax reclaims receivable	4,169,749
Dividends receivable	957,100
Receivable for fund shares sold	718
Prepaid expenses	44,532

TOTAL ASSETS	433,407,897

LIABILITIES:

Accrued management fees (Note 3)	239,973
Accrued sub-transfer agent fees (Note 3)	37,904
Accrued fund accounting and administration fees (Note 3)	28,026
Accrued Chief Compliance Officer service fees (Note 3)	365
Custodian fees payable	48,232
Audit fees payable	19,496
Payable for fund shares repurchased	23
Other payables and accrued expenses	5,597

TOTAL LIABILITIES	379,616

TOTAL NET ASSETS	$433,028,281

NET ASSETS CONSIST OF:

Capital stock	$174,095
Additional paid-in-capital	472,215,505
Undistributed net investment income	3,112,400
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(68,846,757)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	26,373,038

TOTAL NET ASSETS	$433,028,281

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($433,028,281/17,409,510 shares)	$24.87

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $972,468)	$6,860,398

EXPENSES:

Management fees (Note 3)	1,769,231
Fund accounting and administration fees (Note 3)	44,433
Sub-transfer agent fees (Note 3)	37,904
Directors’ fees (Note 3)	20,705
Chief Compliance Officer service fees (Note 3)	2,074
Custodian fees	44,633
Miscellaneous	92,726

Total Expenses	2,011,706
Less reduction of expenses (Note 3)	(43,590)

Net Expenses	1,968,116

NET INVESTMENT INCOME	4,892,282

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	58,976,079
Foreign currency and translation of other assets and liabilities	305,826

59,281,905

Net change in unrealized appreciation (depreciation) on-
Investments	(47,163,004)
Foreign currency and translation of other assets and liabilities	101,687

(47,061,317)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	12,220,588

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,112,870

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,892,282	$10,274,321
Net realized gain (loss) on investments and foreign currency	59,281,905	58,104,182
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(47,061,317)	101,467,459

Net increase from operations	17,112,870	169,845,962

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(10,748,629)	(15,662,741)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(328,817,709)	(332,306,533)

Net decrease in net assets	(322,453,468)	(178,123,312)

NET ASSETS:

Beginning of period	755,481,749	933,605,061

End of period (including undistributed net investment income of $3,112,400 and $8,968,747, respectively)	$433,028,281	$755,481,749

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights*

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.73	$20.88	$21.34	$24.31	$27.39	$22.47

Income (loss) from investment operations:
Net investment income[1]	0.23	0.26	0.32	0.32	0.36	0.41
Net realized and unrealized gain (loss) on investments	0.36	3.94	(0.41)	(1.14)	(1.98)	4.88

Total from investment operations	0.59	4.20	(0.09)	(0.82)	(1.62)	5.29

Less distributions to shareholders:
From net investment income	(0.45)	(0.35)	(0.37)	(0.36)	(0.37)	(0.37)
From net realized gain on investments	—	—	—	(1.79)	(1.09)	—

Total distributions to shareholders	(0.45)	(0.35)	(0.37)	(2.15)	(1.46)	(0.37)

Net asset value - End of period	$24.87	$24.73	$20.88	$21.34	$24.31	$27.39

Net assets - End of period (000’s omitted)	$433,028	$755,482	$933,605	$1,725,278	$2,652,308	$2,661,662

Total return[2]	2.39%	20.49%[3]	(0.35%)	(3.02%)	(6.13%)	23.87%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%[4]	0.75%	0.75%	0.74%	0.74%	0.75%
Net investment income	1.86%[4]	1.16%	1.54%	1.41%	1.37%	1.65%
Portfolio turnover	21%	44%	37%	59%	39%	43%

* Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares.

** For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%[4]	0.02%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Includes litigation proceeds. Excluding this amount, the Series’ total return is 20.10%. 4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue three classes of shares (Class I, S and Z). As of April 30, 2018, only Class I shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock and 100 million have been designated as Overseas Series Class Z common stock. Class Z shares of the Series commenced operations on May 1, 2018.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities

11

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$31,836,010	$20,170,569	$11,665,441	$—
Consumer Staples	97,923,113	35,929,535	61,993,578	—
Energy	23,024,385	23,024,385	—	—
Financials	27,071,220	—	27,071,220	—
Health Care	67,340,490	54,481,870	12,858,620	—
Industrials	64,399,590	10,620,259	53,779,331	—
Information Technology	53,461,459	38,262,767	15,198,692	—
Materials	36,449,177	10,796,259	25,652,918	—
Real Estate	6,558,699	—	6,558,699	—
Telecommunication Services	7,926,995	—	7,926,995	—
Mutual Fund	12,218,764	12,218,764	—	—

Total assets	$428,209,902	$205,504,408	$222,705,494	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or April 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between levels during the six months ended April 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2014 through October 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets. Prior to March 1, 2018, the amount paid to the Advisor for advisory services was to 0.70%.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for this role.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed, until at least February 28, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. Accordingly, the Advisor waived fees of $43,590 for the six months ended April 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $105,787,271 and $413,785,349 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class I shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/30/2018		FOR THE YEAR ENDED 10/31/2017
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,065,695	$27,107,733	4,379,024	$98,607,521
Reinvested	418,319	10,324,113	686,873	13,936,654
Repurchased	(14,625,120)	(366,249,555)	(19,225,166)	(444,850,708)

Total	(13,141,106)	$(328,817,709)	(14,159,269)	$(332,306,533)

At April 30, 2018, two shareholder accounts owned a combined 31.6% of the Series. In addition, the Advisor and its affiliates owned 1.2% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2017 were as follows:

Ordinary income	$15,662,741

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At April 30, 2018, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$411,797,058
Unrealized appreciation	29,339,930
Unrealized depreciation	(12,927,086)

Net unrealized appreciation	$16,412,844

At October 31, 2017, the Series had net short-term capital loss carryforwards of $8,167,191 and net long-term capital loss carryforwards of $103,994,808, which may be carried forward indefinitely.

16

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 16, 2017, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral information to the Board to assist the Board in its considerations. The discussion below outlines the materials and information presented to the Board in connection with the Board’s 2017 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the Advisor’s personnel who perform services to the Fund, the strength of its compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources in domestic and foreign financial markets. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the teams during the past year, investment team compensation and investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s non-U.S. portfolios which have resulted in a downward trend in assets under management. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund, and the Series’ actual and comparative performance, especially over the current market cycle supported the renewal of the agreement.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firmwide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

17

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund. The Advisor also presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a mean and median basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. In addition, the Board considered fee reductions that went into effect for the Fund’s Target Series in October 2017, as well as projected fee and expense changes for certain Series approved by the Board in a prior Board meeting. These fee and expense changes would go into effect pursuant to a successful shareholder vote in 2018. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/18-SAR

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$990.40	$4.34	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class I
Actual	$1,000.00	$991.90	$3.36	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Class R
Actual	$1,000.00	$988.70	$5.82	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%
Class R2
Actual	$1,000.00	$986.60	$8.28	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40	1.68%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2018 (unaudited)

Sector Allocation[5]
Financials	10.1%
Information Technology	7.9%
Health Care	7.0%
Energy	5.9%
Consumer Discretionary	4.5%
Real Estate	3.8%
Materials	3.5%
Industrials	3.2%
Consumer Staples	2.7%
Telecommunication Services	2.0%
Utilities	0.3%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[6]
Qorvo, Inc.	0.7%
Johnson & Johnson	0.7%
Incyte Corp.	0.7%
Booking Holdings, Inc.	0.7%
Microsoft Corp.	0.6%

6As a percentage of total investments.
Top Five Bond Holdings[7]
U.S. Treasury Note, 1.625%, 4/30/2019	6.0%
U.S. Treasury Note, 1.125%, 7/31/2021	3.1%
U.S. Treasury Note, 1.375%, 4/30/2020	3.0%
U.S. Treasury Bill, 1.82%, 9/6/2018	2.4%
U.S. Treasury Bond, 4.75%, 2/15/2037	1.4%

7As a percentage of total investments.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 28.8%

Consumer Discretionary - 2.4%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	19,437	$667,855

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	6,725	1,126,034

Household Durables - 0.1%
Newell Brands, Inc.	16,930	467,776

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	645	1,010,154
Booking Holdings, Inc.*	2,720	5,924,160

		6,934,314

Media - 0.3%
Comcast Corp. - Class A	27,863	874,620
Quebecor, Inc. - Class B (Canada)	44,730	834,017
Shaw Communications, Inc. - Class B (Canada)	40,835	839,313

		2,547,950

Multiline Retail - 0.2%
Dollar General Corp.	9,555	922,344
Target Corp.	6,932	503,263

		1,425,607

Specialty Retail - 0.5%
Dick’s Sporting Goods, Inc.	14,080	465,907
The Home Depot, Inc.	8,341	1,541,417
Industria de Diseno Textil S.A. (Spain)[1]	71,850	2,227,217
O’Reilly Automotive, Inc.*	2,495	638,895

		4,873,436

Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc.*	25,260	2,520,948
NIKE, Inc. - Class B	6,510	445,219

		2,966,167

Total Consumer Discretionary		21,009,139

Consumer Staples - 2.7%
Beverages - 1.6%
Ambev S.A. - ADR (Brazil)	545,750	3,612,865
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	43,430	4,314,054
Diageo plc (United Kingdom)[1]	124,996	4,459,222
PepsiCo, Inc.	14,913	1,505,318

		13,891,459

Food & Staples Retailing - 0.4%
CVS Health Corp.	10,127	707,168
Walgreens Boots Alliance, Inc.	8,158	542,099
Walmart, Inc.	19,634	1,736,824

		2,986,091

Food Products - 0.2%
J&J Snack Foods Corp.	3,812	523,807
The Kraft Heinz Co.	9,725	548,296
Mondelez International, Inc. - Class A	24,107	952,226

		2,024,329

Household Products - 0.1%
Colgate-Palmolive Co.	9,839	641,798

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	68,577
		3,838,255

Total Consumer Staples		23,381,932

Energy - 1.6%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.*	54,980	1,011,082
Ensco plc - Class A	116,230	656,700
Schlumberger Ltd.	47,110	3,229,862
Transocean Ltd.*	127,500	1,577,175

		6,474,819

Oil, Gas & Consumable Fuels - 0.9%
BP plc - ADR (United Kingdom)	25,259	1,126,299
Chevron Corp.	6,651	832,107
China Petroleum & Chemical Corp. - ADR (China)	10,549	1,028,949
Exxon Mobil Corp.	25,528	1,984,802
Hess Corp.	10,271	585,344
Marathon Petroleum Corp.	5,923	443,692
Royal Dutch Shell plc - Class B - ADR (Netherlands)	8,350	604,707
TOTAL S.A. (France)[1]	6,583	413,752
Valero Energy Corp.	4,988	553,319

		7,572,971

Total Energy		14,047,790

Financials - 2.7%
Banks - 1.4%
Bank of America Corp.	51,205	1,532,054
BankUnited, Inc.	6,895	273,111
Citigroup, Inc.	18,743	1,279,585
Fifth Third Bancorp	9,700	321,749
Huntington Bancshares, Inc.	17,805	265,473
JPMorgan Chase & Co.	31,534	3,430,269
KeyCorp.	25,778	513,498
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	1,944	$283,066
Regions Financial Corp.	16,505	308,644
SunTrust Banks, Inc.	4,115	274,882
U.S. Bancorp	15,814	797,816
Wells Fargo & Co.	49,368	2,565,161

		11,845,308

Capital Markets - 1.1%
Apollo Global Management, LLC - Class A	11,315	326,324
Ares Management LP	11,175	245,849
BlackRock, Inc.	6,375	3,324,563
The Blackstone Group LP	11,390	352,521
The Charles Schwab Corp.	62,660	3,488,909
E*TRADE Financial Corp.*	30,825	1,870,461

		9,608,627

Insurance - 0.2%
The Allstate Corp.	2,620	256,287
American International Group, Inc.	3,960	221,759
Arthur J Gallagher & Co.	4,135	289,409
Chubb Ltd.	2,655	360,204
Lincoln National Corp.	3,450	243,708
Old Republic International Corp.	12,565	256,326
Principal Financial Group, Inc.	3,821	226,280
Willis Towers Watson plc	1,710	253,952

		2,107,925

Total Financials		23,561,860

Health Care - 6.1%
Biotechnology - 2.7%
AbbVie, Inc.	12,811	1,236,903
Amgen, Inc.	5,881	1,026,117
Biogen, Inc.*	9,120	2,495,232
BioMarin Pharmaceutical, Inc.*	40,220	3,358,772
Gilead Sciences, Inc.	12,219	882,578
Incyte Corp.*	97,030	6,010,038
Regeneron Pharmaceuticals, Inc.*	14,550	4,418,544
Seattle Genetics, Inc.*	64,490	3,301,243
Vertex Pharmaceuticals, Inc.*	7,575	1,160,187

		23,889,614

Health Care Equipment & Supplies - 0.6%
Koninklijke Philips N.V. - NY Shares (Netherlands)	11,877	501,447
Medtronic plc	62,663	5,021,186

		5,522,633
Health Care Providers & Services - 0.3%
DaVita, Inc.*	41,935	2,633,099
Pharmaceuticals - 2.5%
AstraZeneca plc (United Kingdom)[1]	7,695	538,672
Bristol-Myers Squibb Co.	53,324	2,779,780
Eli Lilly & Co.	14,164	1,148,275
Johnson & Johnson	50,153	6,343,853
Merck & Co., Inc.	65,451	3,853,100
Novartis AG - ADR (Switzerland)	57,590	4,416,577
Perrigo Co. plc	4,136	323,187
Pfizer, Inc.	41,514	1,519,828
Sanofi (France)[1]	5,518	436,265
Sanofi - ADR (France)	23,035	905,736

		22,265,273

Total Health Care		54,310,619
Industrials - 2.1%
Aerospace & Defense - 0.3%
The Boeing Co.	4,258	1,420,298
Lockheed Martin Corp.	2,586	829,692
United Technologies Corp.	7,356	883,823

		3,133,813
Air Freight & Logistics - 0.4%
FedEx Corp.	9,940	2,457,168
United Parcel Service, Inc. - Class B	8,117	921,280

		3,378,448
Airlines - 0.1%
Delta Air Lines, Inc.	7,595	396,611
Southwest Airlines Co.	7,030	371,395

		768,006
Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	37,865	564,188
Waste Management, Inc.	9,035	734,455

		1,298,643
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	11,395	480,869
Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	23,998	558,434
Emerson Electric Co.	7,574	502,989

		1,061,423
Industrial Conglomerates - 0.3%
3M Co.	7,054	1,371,227
General Electric Co.	7,471	105,117

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	6,504	$940,999

		2,417,343
Machinery - 0.1%
Caterpillar, Inc.	4,303	621,181
Mueller Water Products, Inc. - Class A	43,635	427,187

		1,048,368
Professional Services - 0.2%
Equifax, Inc.	18,410	2,062,840
Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	21,120	1,503,744
Kansas City Southern	7,154	762,831
Union Pacific Corp.	7,039	940,622

		3,207,197

Total Industrials		18,856,950
Information Technology - 6.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	34,270	1,517,818
Internet Software & Services - 1.4%
Alibaba Group Holding Ltd. - ADR (China)*	14,055	2,509,379
Alphabet, Inc. - Class A*	1,610	1,639,914
Alphabet, Inc. - Class C*	1,625	1,653,160
Facebook, Inc. - Class A*	30,195	5,193,540
Tencent Holdings Ltd. - Class H (China)[1]	35,510	1,745,776

		12,741,769
IT Services - 1.1%
Automatic Data Processing, Inc.	5,054	596,776
Broadridge Financial Solutions, Inc.	2,141	229,537
International Business Machines Corp.	7,744	1,122,570
InterXion Holding N.V. (Netherlands)*	7,545	490,576
Mastercard, Inc. - Class A2	22,720	4,050,294
Visa, Inc. - Class A2	26,180	3,321,718

		9,811,471
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.	2,968	680,919
Intel Corp.	60,242	3,109,692
Qorvo, Inc.*	97,680	6,583,632
Skyworks Solutions, Inc.	39,480	3,425,285
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	39,166	1,505,933
Texas Instruments, Inc.	34,771	3,526,823

		18,832,284
Software - 1.3%
Electronic Arts, Inc.*	20,666	2,438,175
Microsoft Corp.	57,617	5,388,342
ServiceNow, Inc.*	21,040	3,495,586

		11,322,103
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	5,169	854,229

Total Information Technology		55,079,674
Materials - 1.6%
Chemicals - 0.3%
DowDuPont, Inc.	14,365	908,443
FMC Corp.	9,145	729,131
LyondellBasell Industries N.V. - Class A	4,798	507,293
RPM International, Inc.	6,586	318,104

		2,462,971
Containers & Packaging - 0.9%
Ball Corp.	86,820	3,480,613
Graphic Packaging Holding Co.	60,976	871,957
Sealed Air Corp.	71,075	3,116,639
Sonoco Products Co.	15,737	808,252

		8,277,461
Metals & Mining - 0.4%
Antofagasta plc (Chile)[1]	68,905	920,640
BHP Billiton Ltd. - ADR (Australia)	16,607	776,377
Lundin Mining Corp. (Canada)	133,435	883,366
Rio Tinto plc - ADR (United Kingdom)	12,347	678,468

		3,258,851

Total Materials		13,999,283
Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Acadia Realty Trust	4,240	100,063
Agree Realty Corp.	2,150	105,091
Alexandria Real Estate Equities, Inc.	1,410	175,644
American Campus Communities, Inc.	5,570	217,843

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Homes 4 Rent - Class A	18,310	$369,862
American Tower Corp.	6,325	862,477
Americold Realty Trust	4,900	100,989
Apartment Investment & Management Co. - Class A	6,600	267,960
Apple Hospitality REIT, Inc.	8,980	161,550
AvalonBay Communities, Inc.	4,315	703,345
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	4,110	87,128
Bluerock Residential Growth REIT, Inc.	9,325	83,832
Boston Properties, Inc.	3,540	429,791
Brandywine Realty Trust	11,930	192,192
CatchMark Timber Trust, Inc. - Class A	80,736	1,052,797
Chesapeake Lodging Trust	4,635	136,918
Colony NorthStar, Inc. - Class A	66,698	407,525
Columbia Property Trust, Inc.	5,085	108,616
Community Healthcare Trust, Inc.	25,772	657,186
CoreCivic, Inc.	27,855	561,557
Cousins Properties, Inc.	52,450	466,280
Crown Castle International Corp.	8,603	867,785
CubeSmart	14,875	437,920
Digital Realty Trust, Inc.	7,625	805,886
EastGroup Properties, Inc.	875	78,558
Equinix, Inc.	3,380	1,422,270
Equity LifeStyle Properties, Inc.	2,645	235,828
Equity Residential	5,375	331,691
Essex Property Trust, Inc.	920	220,515
Extra Space Storage, Inc.	3,655	327,451
First Industrial Realty Trust, Inc.	10,670	331,944
Forest City Realty Trust, Inc. - Class A	8,130	163,088
Getty Realty Corp.	5,565	139,403
GGP, Inc.	9,000	179,910
Global Medical REIT, Inc.	12,130	94,493
HCP, Inc.	13,710	320,266
Healthcare Trust of America, Inc. - Class A	7,450	186,176
Hibernia REIT plc (Ireland)[1]	96,180	172,362
Host Hotels & Resorts, Inc.	18,450	360,882
Independence Realty Trust, Inc.	15,120	142,128
Invitation Homes, Inc.	15,950	369,083
Lamar Advertising Co. - Class A	5,360	341,486
Life Storage, Inc.	1,115	98,611
The Macerich Co.	2,185	125,900
Mid-America Apartment Communities, Inc.	4,450	406,997
National Retail Properties, Inc.	3,350	127,434
Outfront Media, Inc.	14,945	280,219
Physicians Realty Trust	19,815	296,036
Plymouth Industrial REIT, Inc.	2,685	46,182
Prologis, Inc.	12,830	832,795
Public Storage	2,255	455,014
Regency Centers Corp.	3,213	189,085
Rexford Industrial Realty, Inc.	3,300	100,815
SBA Communications Corp.*	5,610	898,890
Simon Property Group, Inc	5,925	926,314
STAG Industrial, Inc.	19,645	482,678
STORE Capital Corp.	5,485	138,387
Sun Communities, Inc.	3,505	328,944
Sunstone Hotel Investors, Inc.	14,295	223,002
Terreno Realty Corp.	2,710	100,676
UDR, Inc.	11,290	408,134
UMH Properties, Inc.	9,370	126,776
Unibail-Rodamco S.E. (France)[1]	1,105	265,277
Urban Edge Properties	14,315	294,460
Ventas, Inc.	2,920	150,146
VEREIT, Inc.	20,575	139,910
Vornado Realty Trust	5,430	369,403
Welltower, Inc.	3,775	201,736
Weyerhaeuser Co.	82,806	3,045,605

Total Real Estate		25,837,197
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.*	73,060	2,652,078
Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	7,080	280,934
Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	13,780	246,311
Innergex Renewable Energy, Inc. (Canada)	22,720	239,596
Northland Power, Inc. (Canada)	13,355	240,795
Pattern Energy Group, Inc. - Class A	12,880	234,158

		960,860

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities - 0.1%
CMS Energy Corp.	10,056	$474,543

Total Utilities		1,716,337
TOTAL COMMON STOCKS (Identified Cost $225,104,257)		254,452,859

CORPORATE BONDS - 21.8%

Non-Convertible Corporate Bonds - 21.8%
Consumer Discretionary - 2.1%
Auto Components - 0.0%##
Techniplas LLC[4], 10.00%, 5/1/2020	300,000	264,750
Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	498,000	473,722
Meritage Homes Corp., 5.125%, 6/6/2027	355,000	336,806
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	245,000	245,306
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	209,000	211,874
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	235,000	232,062
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	350,000	339,500

		1,839,270
Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc., 3.60%, 6/1/2026	8,750,000	8,481,994
Media - 0.9%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.50%, 5/1/2026	205,000	199,609
Cequel Communications Holdings I LLC - Cequel Capital Corp.[4], 7.50%, 4/1/2028	200,000	202,750
Cogeco Communications, Inc. (Canada)[4], 4.875%, 5/1/2020	140,000	140,700
CSC Holdings, LLC, 5.25%, 6/1/2024	472,000	442,205
Discovery Communications LLC, 5.20%, 9/20/2047	5,860,000	5,731,524
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[4], 5.50%, 3/1/2028	400,000	382,000
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	525,000	513,188

		7,611,976
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[4], 4.875%, 5/15/2026	240,000	230,400

Total Consumer Discretionary		18,428,390
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	481,000	452,140
Household Products - 0.0%##
First Quality Finance Co., Inc.[4], 5.00%, 7/1/2025	130,000	124,475

Total Consumer Staples		576,615
Energy - 4.3%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4] , 8.25%, 2/15/2025	250,000	253,750
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	359,000	344,191

		597,941
Oil, Gas & Consumable Fuels - 4.2%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	7,910,000	8,437,906
Cheniere Energy Partners LP4, 5.25%, 10/1/2025	355,000	347,013
DCP Midstream Operating LP4, 9.75%, 3/15/2019	140,000	147,350
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	359,000	363,488
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	345,000	365,700
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	349,000	345,510
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	495,000	396,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	7,120,000	8,449,992
Petroleos Mexicanos (Mexico)[4], 6.35%, 2/12/2048	8,840,000	8,106,280
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	195,000	201,885
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	7,880,000	8,557,753
SemGroup Corp., 6.375%, 3/15/2025	450,000	428,625

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025	241,000	$234,372
Southwestern Energy Co.[5], 6.70%, 1/23/2025	263,000	257,740
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	361,000	366,415

		37,006,029

Total Energy		37,603,970

Financials - 7.4%
Banks - 4.5%
Bank of America Corp., 4.00%, 1/22/2025	8,600,000	8,500,214
Citigroup, Inc., 8.125%, 7/15/2039	5,895,000	8,537,883
Intesa Sanpaolo S.p.A. (Italy)[4], 5.017%, 6/26/2024	200,000	195,765
Intesa Sanpaolo S.p.A. (Italy)[4], 3.875%, 1/12/2028	9,020,000	8,425,278
JPMorgan Chase & Co., 6.30%, 4/23/2019	8,230,000	8,520,197
Popular, Inc., 7.00%, 7/1/2019	394,000	400,895
Santander Holdings USA, Inc., 3.40%, 1/18/2023	5,830,000	5,648,699

		40,228,931

Capital Markets - 1.0%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	8,380,000	8,545,061

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	235,000	234,883
SLM Corp., 5.125%, 4/5/2022	330,000	333,300

		568,183

Diversified Financial Services - 0.8%
Aircastle Ltd., 6.25%, 12/1/2019	140,000	145,425
International Lease Finance Corp., 6.25%, 5/15/2019	5,764,000	5,953,107
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	236,000	228,920
Navient Corp., 7.25%, 9/25/2023	205,000	214,225
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[4], 6.375%, 12/15/2022	350,000	357,000
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	371,000	355,232

		7,253,909

Insurance - 1.0%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,025,000	3,138,903
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	5,340,000	5,680,425

		8,819,328

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	225,000	228,938

Total Financials		65,644,350

Health Care - 0.8%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	268,000	266,661

Health Care Providers & Services - 0.7%
DaVita, Inc., 5.00%, 5/1/2025	345,000	326,956
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	5,670,000	5,742,772
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[4], 6.625%, 5/15/2022	245,000	242,550
Tenet Healthcare Corp., 6.00%, 10/1/2020	140,000	144,487

		6,456,765

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	400,000	426,000

Total Health Care		7,149,426

Industrials - 1.0%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	254,000	256,540

Construction & Engineering - 0.1%
Tutor Perini Corp.[4], 6.875%, 5/1/2025	359,000	367,867

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[4], 9.00%, 4/15/2023	355,000	362,988

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[4], 9.625%, 5/1/2023	355,000	356,331

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
CNH Industrial Capital LLC, 3.375%, 7/15/2019	5,700,000	$5,714,250
Xerium Technologies, Inc., 9.50%, 8/15/2021	268,000	279,390

		5,993,640

Marine - 0.1%
Borealis Finance, LLC[8], 7.50%, 11/16/2022	440,000	438,900
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	495,000	486,338

		925,238

Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	204,500
MPC Container Ships Invest B.V. (Norway)[6,9], (3 mo. LIBOR US + 4.750%), 6.998%, 9/22/2022	200,000	201,806
Songa Bulk ASA (Norway)[4,6], (3 mo. LIBOR US + 4.500%), 6.589%, 6/13/2022	300,000	300,000

		706,306

Total Industrials		8,968,910

Information Technology - 1.6%
Internet Software & Services - 1.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	9,030,000	8,501,646
Tencent Holdings Ltd. (China)[4], 3.595%, 1/19/2028	5,940,000	5,644,768

		14,146,414

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	386,000	371,525

Total Information Technology		14,517,939

Materials - 1.9%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	318,000	325,950
OCI N.V. (Netherlands)[4], 6.625%, 4/15/2023	370,000	375,180

		701,130

Metals & Mining - 1.8%
Anglo American Capital plc (United Kingdom)[4], 4.00%, 9/11/2027	5,940,000	5,595,941
Corp Nacional del Cobre de Chile (Chile)[4], 5.625%, 9/21/2035	5,030,000	5,637,913
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	395,000	414,750
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	595,000	589,050
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	660,000	672,078
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	3,260,000	3,390,908

		16,300,640

Total Materials		17,001,770

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	945,000	931,445
iStar, Inc., 5.25%, 9/15/2022	336,000	325,920

		1,257,365

Real Estate Management & Development - 0.7%
American Homes 4 Rent LP, 4.25%, 2/15/2028	5,840,000	5,614,599
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	370,000	366,300

		5,980,899

Total Real Estate		7,238,264

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc., 4.25%, 3/1/2027	5,515,000	5,474,919
Verizon Communications, Inc., 5.50%, 3/16/2047	7,950,000	8,475,017

		13,949,936

Wireless Telecommunication Services - 0.1%
Altice US Finance I Corp.[4], 5.50%, 5/15/2026	235,000	229,713
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	564,000	551,310
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	360,000	347,400

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT 3 / SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.[4], 9.00%, 11/15/2018	104,000	$106,925

		1,235,348

Total Telecommunication Services		15,185,284

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	440,000	458,700
Drax Finco plc (United Kingdom)[4], 6.625%, 11/1/2025	350,000	351,750

Total Utilities		810,450

TOTAL CORPORATE BONDS (Identified Cost $197,325,072)		193,125,368

MUTUAL FUND - 0.0%## iShares Russell 1000 Value ETF (Identified Cost $373,678)	3,080	370,647

U.S. TREASURY SECURITIES - 20.3%
U.S. Treasury Bonds - 3.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,958,000	9,273,165
U.S. Treasury Bond, 4.75%, 2/15/2037	10,174,000	12,757,242
U.S. Treasury Bond, 2.50%, 2/15/2045	7,548,000	6,733,642
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,710,267	4,579,706

Total U.S. Treasury Bonds (Identified Cost $35,376,334)		33,343,755

U.S. Treasury Notes - 16.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	8,313,899	8,244,143
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	4,625,832	4,518,370
U.S. Treasury Note, 1.625%, 4/30/2019	53,319,000	52,969,095
U.S. Treasury Note, 1.375%, 4/30/2020	27,000,500	26,409,864
U.S. Treasury Note, 1.125%, 7/31/2021	28,989,000	27,596,169
U.S. Treasury Note, 1.625%, 4/30/2023	8,200,000	7,753,164
U.S. Treasury Note, 1.625%, 5/15/2026	10,150,000	9,206,367
U.S. Treasury Note, 2.375%, 5/15/2027	9,600,000	9,175,500

Total U.S. Treasury Notes (Identified Cost $147,788,953)		145,872,672

TOTAL U.S. TREASURY SECURITIES (Identified Cost $183,165,287)		179,216,427

ASSET-BACKED SECURITIES - 4.7%
Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	1,908,000	1,874,270
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	735,975	734,629
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	2,173,000	2,140,447
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	259,631	258,009
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	5,929,107	5,887,780
Colony American Homes, Series 2015-1A, Class A4,6, (1 mo. LIBOR US + 1.200%), 3.097%, 7/17/2032	1,876,957	1,876,954
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	1,445,000	1,436,112
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	137,843	137,766
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	138,378	137,669
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	980,000	966,008
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[4], 1.97%, 7/15/2020	3,900,000	3,865,567
Invitation Homes Trust, Series 2015-SFR3, Class A4,6, (1 mo. LIBOR US + 1.300%), 3.196%, 8/17/2032	2,094,465	2,099,120

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Invitation Homes Trust, Series 2017-SFR2, Class A4,6, (1 mo. LIBOR US + 0.850%), 2.746%, 12/17/2036	766,482	$767,679
Invitation Homes Trust, Series 2017-SFR2, Class B4,6, (1 mo. LIBOR US + 1.150%), 3.046%, 12/17/2036	570,000	571,684
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	1,500,000	1,450,559
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	4,299,099	4,264,830
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	747,383	736,953
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	1,908,225	1,895,189
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	624,321	618,812
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	195,859	194,078
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX4, 2.65%, 9/25/2040	1,400,000	1,358,544
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	589,253	584,000
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	500,000	487,065
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	1,396,858	1,387,368
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	531,718	531,308
Tesla Auto Lease Trust, Series 2018-A, Class A4, 2.32%, 12/20/2019	1,800,997	1,793,521
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	1,807,548	1,751,630
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	1,845,000	1,780,003

TOTAL ASSET-BACKED SECURITIES (Identified Cost $42,024,501)		41,587,554

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	162,975	164,686
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	4,633,000	4,415,504
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	2,520,000	2,529,671
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	487,223
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,378,030
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,10], 2.50%, 5/25/2043	1,335,357	1,243,933
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,10], 2.13%, 2/25/2043	927,132	856,208
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	205,441	204,748
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.29%, 8/25/2020	20,616,270	502,000
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.175%, 4/25/2021	2,742,940	80,376
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.517%, 10/25/2021	6,731,752	288,976
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.341%, 12/25/2021	8,312,903	328,853
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.458%, 6/25/2022	15,209,982	752,590
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[10], 3.32%, 2/25/2023	3,470,000	3,505,690
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.203%, 4/25/2023	76,370,762	676,500

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.107%, 5/25/2023	47,413,539	$255,331
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[10], 3.06%, 7/25/2023	5,431,000	5,416,589
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[10], 3.458%, 8/25/2023	5,688,000	5,765,744
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	335,859	324,237
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.547%, 10/25/2018	9,988,322	41,422
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	4,232,000	4,176,463
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,798,000	2,778,858
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	3,390,000	3,457,681
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	201,852,782	767,707
FREMF Mortgage Trust, Series 2013-K712, Class B4,10, 3.362%, 5/25/2045	1,025,000	1,028,247
FREMF Mortgage Trust, Series 2014-K41, Class B4,10, 3.832%, 11/25/2047	2,227,000	2,198,975
FREMF Mortgage Trust, Series 2014-K716, Class B4,10, 3.95%, 8/25/2047	2,624,000	2,665,537
FREMF Mortgage Trust, Series 2015-K42, Class B4,10, 3.852%, 12/25/2024	490,000	479,237
FREMF Mortgage Trust, Series 2015-K43, Class B4,10, 3.734%, 2/25/2048	500,000	485,527
FREMF Mortgage Trust, Series 2015-K720, Class B4,10, 3.388%, 7/25/2022	270,000	265,881
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,10], 3.382%, 12/15/2034	2,495,000	2,492,977
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	88,065	89,136
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,10], 3.00%, 3/25/2043	705,383	680,033
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,10], 3.50%, 5/25/2043	765,314	752,160
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,10], 3.00%, 6/25/2029	1,044,906	1,033,763
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,10], 3.50%, 12/25/2048	1,436,383	1,409,003
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,10], 3.50%, 12/25/2048	2,272,766	2,248,440
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	26,457	26,340
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,10], 3.75%, 11/25/2054	953,432	952,305
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,10], 3.75%, 8/25/2055	1,016,287	1,020,185
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,10], 3.75%, 11/25/2056	1,327,834	1,330,059
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	980,347	959,609
SCG Trust, Series 2013-SRP1, Class AJ4,6, (1 mo. LIBOR US + 2.200%), 4.097%, 11/15/2026	3,608,000	3,600,428
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	892,830	804,914
Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043	870,070	835,399
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043	1,085,402	1,044,510
Starwood Retail Property Trust, Series 2014-STAR, Class A4,6, (1 mo. LIBOR US + 1.220%), 3.117%, 11/15/2027	2,153,044	2,155,078
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,10], 2.50%, 10/25/2056	2,167,870	2,123,801

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		155,000	$158,545
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	272,076
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,10], 4.869%, 2/15/2044		849,260	882,534
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,10], 3.50%, 1/20/2045		1,121,859	1,103,984
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,10], 3.50%, 3/20/2045		1,009,380	1,010,695

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $78,778,280)			77,508,398

FOREIGN GOVERNMENT BONDS - 2.5%

Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	268,000	212,023
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	261,320
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,546,346
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	194,961
The Korea Development Bank (South Korea)[6], (3 mo. LIBOR US + 0.675%), 2.853%, 9/19/2020		3,000,000	3,003,477
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	393,883
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	142,170
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	258,767
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	49,224
Province of Ontario (Canada), 2.00%, 9/27/2018		2,089,000	2,085,993
Province of Ontario (Canada), 1.25%, 6/17/2019		2,044,000	2,014,264
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	590,000	449,103
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		4,996,000	4,901,331

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $23,348,332)			22,512,862

U.S. GOVERNMENT AGENCIES - 9.0%

Mortgage-Backed Securities - 9.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		203,057	208,501
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		15,990	16,313
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		31,907	33,049
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		153,801	157,739
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		38,877	40,220
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		26,059	26,389
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		242,039	248,386
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		26,628	27,254
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		67,386	69,935
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		28,290	29,558
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		819,069	857,236
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		812,582	854,408
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		511,498	559,953
Fannie Mae, Pool #886904, 6.50%, 9/1/2036		60,662	67,582
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		165,080	180,032
Fannie Mae, Pool #918516, 5.50%, 6/1/2037		68,900	74,733
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		731,785	815,730
Fannie Mae, Pool #933521, 5.00%, 1/1/2038		12,687	13,543
Fannie Mae, Pool #889260, 5.00%, 4/1/2038		21,031	22,395
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		280,726	306,011
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		464,395	517,605
Fannie Mae, Pool #912948, 5.00%, 5/1/2038		8,754	9,301
Fannie Mae, Pool #975840, 5.00%, 5/1/2038		55,052	58,490
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		394,130	429,798
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		628,136	700,454

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	9,363	$10,384
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	10,111	11,187
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	35,746	39,548
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	81,239	90,594
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	82,193	90,935
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	19,517	21,695
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	21,386	23,661
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	38,853	41,428
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	84,826	90,464
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	795,988	869,934
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	417,122	455,342
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	66,567	70,779
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	173,570	189,116
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	470,230	522,515
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	162,730	180,123
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	68,119	72,964
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	120,522	128,856
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	983,947	1,035,434
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	57,815	62,131
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	95,068	102,214
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	845,116	923,522
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	612,588	679,973
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	238,922	266,108
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	827,249	921,530
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	552,529	567,025
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,322,301	1,390,191
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	286,432	286,515
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	696,366	714,595
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,158,868	1,209,949
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,104,921	1,165,204
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,527,622	2,515,509
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,024,197	1,045,442
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,222,750	2,209,972
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,738,936	1,728,669
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	618,669	630,671
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,083,430	1,104,430
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,490,004	2,405,820
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	242,994	247,702
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	2,866,354	2,769,453
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,178,010	1,201,017
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	887,221	904,549
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	869,554	886,627
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	860,239	877,129
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,179,783	1,237,802
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	1,178,359	1,202,716
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	3,465,038	3,617,690
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	1,418,929	1,528,655
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	46,972	47,629
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	42,404	44,001
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	29,490	30,600

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	39,971	$41,607
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	142,586	149,305
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	827,819	866,610
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,155,943	1,215,848
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	890,522	921,053
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	609,929	628,565
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,844,879	1,901,253
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	131,370	143,866
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	333,871	364,519
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	390,095	434,313
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	288,856	315,636
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	130,783	142,935
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	142,081	154,255
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	363,583	397,249
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	45,374	49,518
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	290,632	316,988
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	377,536	412,522
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	336,075	367,252
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	77,646	86,579
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	260,964	283,477
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	312,914	347,592
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,464,315	1,541,426
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,436,909	1,512,518
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,198,100	1,261,114
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,990,546	1,992,934
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,635,445	1,637,407
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,256,839	1,284,447
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,202,551	2,250,930
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,543,863	1,579,706
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	343,751	351,654
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,466,045	2,454,753
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	1,718,495	1,753,297
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	1,871,434	1,908,828
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	3,567,927	3,639,352
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	2,124,712	2,221,846
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	30,309	32,804

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $81,222,964)		79,758,572

U.S. GOVERNMENT SECURITIES - 2.4%

U.S. Treasury Bills - 2.4%
U.S. Treasury Bill[11], 1.82%, 9/6/2018 (Identified Cost $21,163,122)	21,300,000	21,157,014

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Government Cash Management[12], 1.60%, (Identified Cost $11,966,400)	11,966,400	11,966,400

TOTAL INVESTMENTS IN SECURITIES -99.6%
(Identified Cost $864,471,893)		881,656,101

TOTAL OPTIONS WRITTEN — 0.0%##
(Premiums Received $132,737)		(103,323)

TOTAL INVESTMENTS - 99.6%		881,552,778
OTHER ASSETS, LESS LIABILITIES - 0.4%		3,269,319

NET ASSETS - 100%		$884,822,097

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT[3] (000)	VALUE
Call
Regeneron Pharmaceuticals, Inc.	28	5/18/18	$360.00	850	$(1,372)
Seattle Genetics, Inc.	184	5/18/18	55.00	942	(21,344)
Zayo Group Holdings, Inc.	253	5/18/18	40.00	918	(2,530)

					(25,246)

Put
Skyworks Solutions, Inc.	119	5/11/18	85.00	1,032	(24,990)
Booking Holdings, Inc.	5	5/18/18	1,990.00	1,089	(8,075)
Electronic Arts, Inc.	92	5/18/18	110.00	1,085	(14,536)
Qorvo, Inc.	160	5/18/18	62.50	1,078	(20,000)
Texas Instruments, Inc.	108	5/18/18	92.00	1,095	(3,780)
Alibaba Group Holding Ltd.	62	5/25/18	160.00	1,107	(6,696)

					(78,077)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(103,323)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2018, the total value of such securities was $7,372,013.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $127,902,808, or 14.5% of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017 and February 7, 2018 at a cost of $238,752 ($99.48 per share) and $199,500 ($99.75 per share). This security has been sold under Rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $438,900, or less than 0.1% of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

9Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $201,806, or less than 0.1% of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2018.

11Represents the annualized yield at time of purchase.

12Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $864,471,893) (Note 2)	$881,656,101
Foreign currency, at value (identified cost $239,971)	240,663
Interest receivable	3,855,296
Receivable for fund shares sold	1,077,336
Receivable for securities sold	506,477
Dividends receivable	217,684
Foreign tax reclaims receivable	145,513
Prepaid and other expenses	33,718

TOTAL ASSETS	887,732,788

LIABILITIES:

Accrued management fees (Note 3)	440,622
Accrued shareholder services fees (Class S) (Note 3)	100,044
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2) (Note 3)	89,858
Accrued fund accounting and administration fees (Note 3)	74,030
Accrued Chief Compliance Officer service fees (Note 3)	369
Accrued Directors’ fees (Note 3)	356
Options written, at value (premiums received $132,737) (Note 2)	103,323
Payable for fund shares repurchased	1,475,678
Payable for securities purchased	500,928
Other payables and accrued expenses	125,483

TOTAL LIABILITIES	2,910,691

TOTAL NET ASSETS	$884,822,097

NET ASSETS CONSIST OF:

Capital stock	$730,054
Additional paid-in-capital	847,102,334
Undistributed net investment income	4,101,676
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	15,677,899
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	17,210,134

TOTAL NET ASSETS	$884,822,097

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2018 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($602,480,706/44,850,927 shares)	$13.43

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($168,346,871/16,492,071 shares)	$10.21

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($11,407,903/1,165,979 shares)	$9.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($102,586,617/10,496,431 shares)	$9.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$9,068,616
Dividends (net of foreign taxes withheld, $108,219)	2,069,103

Total Investment Income	11,137,719

EXPENSES:

Management fees (Note 3)	2,766,235
Shareholder services fees (Class S) (Note 3)	623,911
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	534,697
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	34,389
Fund accounting and administration fees (Note 3)	97,600
Directors’ fees (Note 3)	33,853
Chief Compliance Officer service fees (Note 3)	2,077
Custodian fees	29,565
Miscellaneous	217,723

Total Expenses	4,340,050

NET INVESTMENT INCOME	6,797,669

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments in securities	16,498,007
Options written	515,769
Foreign currency and translation of other assets and liabilities	18,837

17,032,613

Net change in unrealized appreciation (depreciation) on- Investments in securities	(32,410,753)
Options written	(2,117)
Foreign currency and translation of other assets and liabilities	3,945

(32,408,925)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(15,376,312)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,578,643)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$6,797,669	$14,964,134
Net realized gain (loss) on investments and foreign currency	17,032,613	37,307,982
Net realized gain (loss) from in-kind redemptions	—	3,897,625
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(32,408,925)	17,014,001

Net increase (decrease) from operations	(8,578,643)	73,183,742

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(5,082,647)	(8,240,473)
From net investment income (Class I)	(2,173,920)	(5,354,879)
From net investment income (Class R)	(138,326)	(219,383)
From net investment income (Class R2)	(750,763)	(1,063,946)
From net realized gain on investments (Class S)	(19,065,474)	(1,231,640)
From net realized gain on investments (Class I)	(7,143,833)	(661,927)
From net realized gain on investments (Class R)	(582,462)	(40,435)
From net realized gain on investments (Class R2)	(4,567,317)	(292,777)

Total distributions to shareholders	(39,504,742)	(17,105,460)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(34,779,368)	(250,449,181)

Net decrease in net assets	(82,862,753)	(194,370,899)

NET ASSETS:

Beginning of period	967,684,850	1,162,055,749

End of period (including undistributed net investment income of $4,101,676 and $5,449,663, respectively)	$884,822,097	$967,684,850

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period
Net asset value - Beginning of period	$14.10	$13.36	$13.15	$14.13	$14.18	$13.62

Income (loss) from investment operations:
Net investment income[1]	0.10	0.19	0.19	0.22	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.23)	0.73	0.21	(0.41)	0.52	0.83

Total from investment operations	(0.13)	0.92	0.40	(0.19)	0.74	1.05

Less distributions to shareholders:
From net investment income	(0.11)	(0.16)	(0.19)	(0.18)	(0.20)	(0.20)
From net realized gain on investments	(0.43)	(0.02)	—	(0.61)	(0.59)	(0.29)

Total distributions to shareholders	(0.54)	(0.18)	(0.19)	(0.79)	(0.79)	(0.49)

Net asset value - End of period	$13.43	$14.10	$13.36	$13.15	$14.13	$14.18

Net assets - End of period (000’s omitted)	$602,481	$627,523	$724,270	$911,956	$1,124,851	$1,027,160

Total return[2]	(0.96%)	7.02%	3.07%	(1.33%)	5.46%	7.93%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.88%[3]	0.87%	0.87%	0.88%	0.87%	0.87%
Net investment income	1.53%[3]	1.42%	1.47%	1.60%	1.57%	1.58%
Series portfolio turnover	43%	58%	65%	51%	45%	54%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.85	$10.33	$10.22	$11.17	$11.38	$11.03

Income (loss) from investment operations:
Net investment income[1]	0.09	0.17	0.17	0.19	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.17)	0.56	0.15	(0.32)	0.40	0.66

Total from investment operations	(0.08)	0.73	0.32	(0.13)	0.60	0.86

Less distributions to shareholders:
From net investment income	(0.13)	(0.19)	(0.21)	(0.21)	(0.22)	(0.22)
From net realized gain on investments	(0.43)	(0.02)	—	(0.61)	(0.59)	(0.29)

Total distributions to shareholders	(0.56)	(0.21)	(0.21)	(0.82)	(0.81)	(0.51)

Net asset value - End of period	$10.21	$10.85	$10.33	$10.22	$11.17	$11.38

Net assets - End of period(000’s omitted)	$168,347	$213,824	$291,632	$325,700	$353,538	$318,106

Total return[2]	(0.81%)	7.25%	3.26%	(1.15%)	5.66%	8.15%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.68%[3]	0.67%	0.67%	0.68%	0.67%	0.67%
Net investment income	1.74%[3]	1.62%	1.66%	1.81%	1.77%	1.77%
Series portfolio turnover	43%	58%	65%	51%	45%	54%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.42	$9.92	$9.81	$10.75	$10.99	$10.67

Income (loss) from investment operations:
Net investment income[1]	0.06	0.11	0.12	0.13	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.17)	0.54	0.15	(0.30)	0.38	0.64

Total from investment operations	(0.11)	0.65	0.27	(0.17)	0.52	0.78

Less distributions to shareholders:
From net investment income	(0.10)	(0.13)	(0.16)	(0.16)	(0.17)	(0.17)
From net realized gain on investments	(0.43)	(0.02)	—	(0.61)	(0.59)	(0.29)

Total distributions to shareholders	(0.53)	(0.15)	(0.16)	(0.77)	(0.76)	(0.46)

Net asset value - End of period	$9.78	$10.42	$9.92	$9.81	$10.75	$10.99

Net assets - End of period (000’s omitted)	$11,408	$13,672	$19,054	$55,315	$59,101	$48,272

Total return[2]	(1.13%)	6.72%	2.79%	(1.60%)	5.08%	7.64%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.18%[3]	1.17%	1.17%	1.18%	1.17%	1.17%
Net investment income	1.24%[3]	1.12%	1.19%	1.30%	1.27%	1.28%
Series portfolio turnover	43%	58%	65%	51%	45%	54%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.40	$9.91	$9.81	$10.75	$10.99	$10.68

Income (loss) from investment operations:
Net investment income[1]	0.04	0.06	0.06	0.08	0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.17)	0.54	0.15	(0.31)	0.39	0.65

Total from investment operations	(0.13)	0.60	0.21	(0.23)	0.47	0.73

Less distributions to shareholders:
From net investment income	(0.07)	(0.09)	(0.11)	(0.10)	(0.12)	(0.13)
From net realized gain on investments	(0.43)	(0.02)	—	(0.61)	(0.59)	(0.29)

Total distributions to shareholders	(0.50)	(0.11)	(0.11)	(0.71)	(0.71)	(0.42)

Net asset value - End of period	$9.77	$10.40	$9.91	$9.81	$10.75	$10.99

Net assets - End of period (000’s omitted)	$102,587	$112,666	$127,100	$137,697	$139,291	$102,919

Total return[2]	(1.34%)	6.13%	2.24%	(2.10%)	4.58%	7.06%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.68%[3]	1.67%	1.67%	1.68%	1.67%	1.67%
Net investment income	0.73%[3]	0.62%	0.66%	0.81%	0.77%	0.78%
Series portfolio turnover	43%	58%	65%	51%	45%	54%
*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 Shares.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 993.60	$5.44	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$ 994.50	$4.20	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$ 992.40	$6.67	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R2
Actual	$1,000.00	$ 989.50	$9.13	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2018 (unaudited)

Sector Allocation[5]
Information Technology	11.3%
Financials	9.0%
Health Care	9.0%
Energy	5.7%
Consumer Discretionary	5.1%
Consumer Staples	3.7%
Real Estate	3.4%
Materials	3.2%
Industrials	3.1%
Telecommunication Services	2.0%
Utilities	0.2%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Qorvo, Inc.	1.5%
Incyte Corp.	1.4%
Booking Holdings, Inc.	1.4%
Facebook, Inc. - Class A	1.2%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.1%
Regeneron Pharmaceuticals, Inc.	1.0%
Microsoft Corp.	1.0%
Novartis AG - ADR (Switzerland)	1.0%
Medtronic plc	1.0%
Diageo plc (United Kingdom)	0.9%

6As a percentage of total investments.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 37.9%

Consumer Discretionary - 3.4%
Automobiles - 0.0%##
Suzuki Motor Corp. (Japan)[1]	2,700	$145,119

Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	151,640	144,649

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	2,315	130,848
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	6,300	104,053

		234,901

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	3,200	168,582

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.*	760	1,190,259
Booking Holdings, Inc.*	3,800	8,276,400

		9,466,659

Leisure Products - 0.1%
Trigano S.A. (France)[1]	1,110	209,175
Yamaha Corp. (Japan)[1]	2,100	101,331

		310,506

Media - 0.4%
Quebecor, Inc. - Class B (Canada)	64,055	1,194,343
Shaw Communications, Inc. - Class B (Canada)	58,570	1,203,834

		2,398,177

Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	10,880	100,936

Specialty Retail - 0.6%
Fnac Darty S.A. (France)*[1]	1,445	155,043
Industria de Diseno Textil S.A. (Spain)[1]	105,265	3,263,021
Maisons du Monde S.A. (France)[1,2]	2,605	105,853

		3,523,917

Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd. (China)[1]	27,180	155,094
lululemon athletica, Inc.*	38,655	3,857,769

		4,012,863

Total Consumer Discretionary		20,506,309

Consumer Staples - 3.6%
Beverages - 2.9%
Ambev S.A. - ADR (Brazil)	747,346	4,947,431
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	65,770	6,533,165
Diageo plc (United Kingdom)[1]	159,398	5,686,511
Treasury Wine Estates Ltd. (Australia)[1]	11,211	160,137

		17,327,244

Food & Staples Retailing - 0.0%##
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	2,300	102,456
Raia Drogasil S.A. (Brazil)	6,265	122,896

		225,352

Food Products - 0.1%
Danone S.A. (France)[1]	2,286	185,179
Kerry Group plc - Class A (Ireland)[1]	2,110	214,544
Nestle S.A. (Switzerland)[1]	2,699	209,092

		608,815

Personal Products - 0.6%
Beiersdorf AG (Germany)[1]	1,185	134,069
Unilever plc - ADR (United Kingdom)	67,285	3,765,941

		3,900,010

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	2,250	122,895

Total Consumer Staples		22,184,316

Energy - 1.8%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.*	83,030	1,526,922
Ensco plc - Class A	115,390	651,953
Schlumberger Ltd	68,743	4,713,020
Transocean Ltd.*	207,620	2,568,259

		9,460,154

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	7,509	79,070
China Petroleum & Chemical Corp. - Class H (China)[1]	110,000	107,124
Eni SpA (Italy)[1]	5,330	104,193
Galp Energia SGPS S.A. (Portugal)[1]	10,640	204,214
Repsol S.A. (Spain)[1]	8,125	155,048
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,930	212,191
SK Innovation Co. Ltd. (South Korea)[1]	605	110,864
Suncor Energy, Inc. (Canada)	2,735	104,590
TOTAL S.A. (France)[1]	2,570	161,529

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	5,405	$103,019
Vermilion Energy, Inc. (Canada)	2,995	101,237
YPF S.A. - ADR (Argentina)	4,375	95,769

		1,538,848

Total Energy		10,999,002

Financials - 2.6%
Banks - 0.4%
Banco Comercial Portugues S.A. (Portugal)*[1]	280,845	94,014
Bankia S.A. (Spain)[1]	25,677	112,661
BPER Banca (Italy)[1]	21,050	121,511
CaixaBank S.A. (Spain)[1]	46,540	226,318
Credit Agricole S.A. (France)[1]	12,355	203,454
Erste Group Bank AG (Austria)[1]	3,120	152,573
Eurobank Ergasias S.A. (Greece)*[1]	132,125	166,769
FinecoBank Banca Fineco S.p.A. (Italy)[1]	28,940	344,611
Grupo Financiero Galicia S.A. - ADR (Argentina)	1,605	102,592
Grupo Supervielle S.A. - ADR (Argentina)	3,245	90,665
Itau Unibanco Holding S.A. (Brazil)	9,900	143,758
Jyske Bank A/S (Denmark)[1]	2,060	123,352
KBC Group N.V. (Belgium)[1]	2,265	196,919
Sydbank A/S (Denmark)[1]	2,985	110,350

		2,189,547

Capital Markets - 2.2%
Amundi S.A. (France)[1,2]	3,185	270,867
Banca Generali S.p.A. (Italy)[1]	5,260	170,630
BlackRock, Inc.	8,820	4,599,630
Bolsas y Mercados Argentinos S.A. (Argentina)	10,155	186,121
The Charles Schwab Corp.	86,680	4,826,342
E*TRADE Financial Corp.*	43,905	2,664,155
Euronext N.V. (Netherlands)[1,2]	3,905	279,926
Julius Baer Group Ltd. (Switzerland)[1]	5,810	344,814
Natixis S.A. (France)[1]	23,345	191,731

		13,534,216

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	4,310	215,582

Total Financials		15,939,345

Health Care - 8.8%
Biotechnology - 4.7%
Biogen, Inc.*	11,340	3,102,624
BioMarin Pharmaceutical, Inc.*	55,000	4,593,050
Incyte Corp.*	134,599	8,337,062
Regeneron Pharmaceuticals, Inc.*	20,570	6,246,698
Seattle Genetics, Inc.*	88,290	4,519,565
Vertex Pharmaceuticals, Inc.*	10,620	1,626,559

		28,425,558

Health Care Equipment & Supplies - 1.0%
Medtronic plc	73,660	5,902,376

Health Care Providers & Services - 0.6%
DaVita, Inc.*	57,635	3,618,902
Fleury S.A. (Brazil)	17,870	133,188
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	865	87,772
Orpea (France)[1]	1,270	162,745

		4,002,607

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	3,121	102,088
QIAGEN N.V.*[1]	3,962	129,603
Tecan Group AG (Switzerland)[1]	555	122,031

		353,722

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	40,260	2,098,754
Johnson & Johnson	33,770	4,271,567
Merck & Co., Inc.	40,540	2,386,590
Novartis AG - ADR (Switzerland)	78,370	6,010,195
Perrigo Co. plc	2,530	197,694

		14,964,800

Total Health Care		53,649,063

Industrials - 2.2%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	7,525	63,137

Air Freight & Logistics - 0.5%
FedEx Corp.	13,630	3,369,336

Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	4,555	141,205
Ryanair Holdings plc - ADR (Ireland)*	539	59,274

		200,479

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	4,850	253,757
Daikin Industries Ltd. (Japan)[1]	1,300	151,860

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO - BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Geberit AG (Switzerland)[1]	390	$166,425

		572,042

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	151,280	212,194
Elis S.A. (France)[1]	6,715	160,598
SPIE S.A. (France)[1]	9,535	215,748

		588,540

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	1,855	220,804
FLSmidth & Co. A/S (Denmark)[1]	1,080	66,709
Vinci S.A. (France)[1]	4,600	459,924

		747,437

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	2,465	191,809

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	3,165	401,938

Machinery - 0.2%
FANUC Corp. (Japan)[1]	499	106,891
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	460	50,923
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	595	49,412
Jungheinrich AG (Germany)[1]	5,445	229,627
KION Group AG (Germany)[1]	2,970	247,563
Metso OYJ (Finland)[1]	6,925	246,117
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	7,145	48,841
The Weir Group plc (United Kingdom)[1]	12,075	353,339

		1,332,713

Professional Services - 0.5%
Equifax, Inc.	25,290	2,833,745
Randstad Holding N.V. (Netherlands)[1]	3,785	243,615

		3,077,360

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	30,740	2,188,688

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	6,960	193,300
Brenntag AG (Germany)[1]	2,193	125,597
Howden Joinery Group plc (United Kingdom)[1]	10,720	70,162
Kanamoto Co. Ltd. (Japan)[1]	3,000	102,510

		491,569

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	1,840	379,276
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,500	55,386
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	530	55,210

		489,872

Total Industrials		13,714,920

Information Technology - 10.0%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	8,965	150,425
Hexagon A.B. - Class B (Sweden)[1]	2,580	148,966
Hitachi Ltd. (Japan)[1]	37,660	274,864
Hollysys Automation Technologies Ltd. (China)	5,115	112,837
Keyence Corp. (Japan)[1]	706	430,504

		1,117,596

Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	22,390	3,997,511
Alphabet, Inc. - Class A*[3]	2,180	2,220,504
Alphabet, Inc. - Class C*	2,190	2,227,953
Facebook, Inc. - Class A*	41,215	7,088,980
NetEase, Inc. - ADR (China)	350	89,974
Tencent Holdings Ltd. - Class H (China)[1]	60,118	2,955,577

		18,580,499

IT Services - 1.9%
Amdocs Ltd.	3,605	242,436
InterXion Holding N.V. (Netherlands)*	4,595	298,767
Luxoft Holding, Inc.*	880	35,508
Mastercard, Inc. - Class A	29,830	5,317,794
Pagseguro Digital Ltd. - Class A (Brazil)*	1,090	36,221
Sopra Steria Group (France)[1]	1,255	267,889
Visa, Inc. - Class A3	40,170	5,096,770

		11,295,385

Semiconductors & Semiconductor Equipment - 2.5%
Qorvo, Inc.*	135,890	9,158,986

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO - BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	42,715	$3,705,953
Texas Instruments, Inc.	21,160	2,146,259

		15,011,198
Software - 2.4%
Atlassian Corp. plc - Class A*	1,238	69,303
Dassault Systemes S.E. (France)[1]	1,145	148,380
Electronic Arts, Inc.*	26,507	3,127,296
Microsoft Corp.	65,930	6,165,774
Nexon Co. Ltd. (Japan)*[1]	11,200	162,976
ServiceNow, Inc.*	29,210	4,852,949
Sophos Group plc (United Kingdom)[1,2]	23,190	158,348
Temenos Group AG (Switzerland)[1]	860	108,212

		14,793,238

Total Information Technology		60,797,916

Materials - 2.0%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	2,210	200,134
Croda International plc (United Kingdom)[1]	3,116	190,615
Mexichem S.A.B. de C.V. (Mexico)	22,000	68,757
Solvay S.A. (Belgium)[1]	1,490	207,215

		666,721

Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	4,715	97,789
Wienerberger AG (Austria)[1]	8,470	213,426

		311,215

Containers & Packaging - 1.3%
Ball Corp.	127,080	5,094,637
Sealed Air Corp.	66,900	2,933,565

		8,028,202

Metals & Mining - 0.5%
Antofagasta plc (Chile)[1]	111,900	1,495,097
First Quantum Minerals Ltd. (Zambia)	2,475	35,662
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	71,120	235,469
Lundin Mining Corp. (Canada)	211,245	1,398,483

		3,164,711

Total Materials		12,170,849

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
Acadia Realty Trust	2,730	64,428
Agree Realty Corp.	1,435	70,143
Alexandria Real Estate Equities, Inc.	845	105,262
American Campus Communities, Inc.	3,370	131,801
American Homes 4 Rent - Class A	10,960	221,392
American Tower Corp.	8,595	1,172,014
Americold Realty Trust	2,915	60,078
Apartment Investment & Management Co. - Class A	3,925	159,355
Apple Hospitality REIT, Inc.	5,410	97,326
AvalonBay Communities, Inc.	2,590	422,170
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	2,615	55,436
Bluerock Residential Growth REIT, Inc.	6,210	55,828
Boston Properties, Inc.	2,260	274,387
Brandywine Realty Trust	7,955	128,155
CatchMark Timber Trust, Inc. - Class A	15,375	200,490
Chesapeake Lodging Trust	2,790	82,417
Colony NorthStar, Inc. - Class A	12,638	77,218
Columbia Property Trust, Inc.	3,410	72,838
Community Healthcare Trust, Inc.	6,355	162,053
CoreCivic, Inc.	9,810	197,770
Cousins Properties, Inc.	31,880	283,413
Crown Castle International Corp.	1,525	153,827
CubeSmart	4,270	125,709
Digital Realty Trust, Inc.	3,125	330,281
EastGroup Properties, Inc.	530	47,583
Equinix, Inc.	1,455	612,249
Equity LifeStyle Properties, Inc.	1,610	143,548
Equity Residential	3,460	213,517
Essex Property Trust, Inc.	545	130,631
Extra Space Storage, Inc.	2,355	210,984
First Industrial Realty Trust, Inc.	6,470	201,282
Forest City Realty Trust, Inc. - Class A	5,235	105,014
Getty Realty Corp.	3,355	84,043
GGP, Inc.	5,390	107,746
Global Medical REIT, Inc.	7,360	57,334
HCP, Inc.	9,155	213,861
Healthcare Trust of America, Inc. - Class A	4,795	119,827
Hibernia REIT plc (Ireland)[1]	61,910	110,947
Host Hotels & Resorts, Inc.	11,090	216,920
Independence Realty Trust, Inc.	10,070	94,658

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO - BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Invitation Homes, Inc.	9,549	$220,964
Lamar Advertising Co. - Class A	1,335	85,053
Life Storage, Inc.	675	59,697
The Macerich Co.	1,330	76,635
Mid-America Apartment Communities, Inc.	2,670	244,198
National Retail Properties, Inc.	2,025	77,031
Outfront Media, Inc.	3,652	68,475
Physicians Realty Trust	12,755	190,560
Plymouth Industrial REIT, Inc.	1,720	29,584
Prologis, Inc.	7,810	506,947
Public Storage	1,365	275,430
Regency Centers Corp.	2,071	121,878
Rexford Industrial Realty, Inc.	1,990	60,794
SBA Communications Corp.*	7,630	1,222,555
Simon Property Group, Inc.	3,595	562,042
STAG Industrial, Inc.	6,815	167,445
STORE Capital Corp.	3,275	82,628
Sun Communities, Inc.	2,120	198,962
Sunstone Hotel Investors, Inc.	8,590	134,004
Terreno Realty Corp.	1,635	60,740
UDR, Inc.	6,780	245,097
UMH Properties, Inc.	5,940	80,368
Unibail-Rodamco S.E. (France)[1]	1,120	268,878
Urban Edge Properties	9,560	196,649
Ventas, Inc.	1,950	100,269
VEREIT, Inc.	12,465	84,762
Vornado Realty Trust	3,620	246,268
Welltower, Inc.	2,355	125,851
Weyerhaeuser Co.	95,467	3,511,276

		16,678,975

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	3,130	195,719

Total Real Estate		16,874,694

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad S.A. (France)[1]	645	129,196
Zayo Group Holdings, Inc.*	102,650	3,726,195

Total Telecommunication Services		3,855,391

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	1,625	92,690

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	242,000	237,697
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	526,000	233,598

		471,295

Total Utilities		563,985

TOTAL COMMON STOCKS (Identified Cost $206,766,711)		231,255,790

CORPORATE BONDS - 18.0%

Non-Convertible Corporate Bonds - 18.0%
Consumer Discretionary - 1.8%
Auto Components - 0.1%
Techniplas LLC[2] , 10.00%, 5/1/2020	205,000	180,912

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	347,000	330,084
Meritage Homes Corp., 5.125%, 6/6/2027	230,000	218,213
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	170,000	170,212
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	156,000	158,145
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	155,000	153,062
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	256,000	248,320

		1,278,036

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	4,890,000	4,740,223

Media - 0.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	135,000	131,450
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	95,000	95,475
CSC Holdings, LLC, 5.25%, 6/1/2024	346,000	324,159
Discovery Communications LLC, 5.20%, 9/20/2047	3,280,000	3,208,088
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2] , 5.50%, 3/1/2028	400,000	382,000

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO - BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued) Media (continued)
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	285,000	$278,588

		4,419,760

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	175,000	168,000

Total Consumer Discretionary		10,786,931

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	385,000	361,900

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	85,000	81,388

Total Consumer Staples		443,288

Energy - 3.9%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	165,000	167,475
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	281,000	269,409

		436,884

Oil, Gas & Consumable Fuels - 3.8%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	4,420,000	4,714,986
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	240,000	234,600
DCP Midstream Operating LP2, 9.75%, 3/15/2019	95,000	99,987
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	286,000	289,575
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	272,000	288,320
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	249,000	246,510
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	346,000	276,800
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,980,000	4,723,451
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	4,940,000	4,529,980
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	135,000	139,767
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,400,000	4,778,441
SemGroup Corp., 6.375%, 3/15/2025	310,000	295,275
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	173,000	168,242
Southwestern Energy Co.[5], 6.70%, 1/23/2025	204,000	199,920
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	239,000	242,585
Williams Partners LP, 3.75%, 6/15/2027	2,245,000	2,112,015

		23,340,454

Total Energy		23,777,338

Financials - 6.4%
Banks - 3.7%
Bank of America Corp., 4.00%, 1/22/2025	4,810,000	4,754,189
Citigroup, Inc., 8.125%, 7/15/2039	3,280,000	4,750,510
Intesa Sanpaolo S.p.A. (Italy)[2], 5.017%, 6/26/2024	200,000	195,765
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	5,050,000	4,717,035
JPMorgan Chase & Co., 6.30%, 4/23/2019	4,600,000	4,762,200
Popular, Inc., 7.00%, 7/1/2019	283,000	287,953
Santander Holdings USA, Inc., 3.40%, 1/18/2023	3,260,000	3,158,621

		22,626,273

Capital Markets - 0.8%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	4,680,000	4,772,182

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	160,000	159,920
SLM Corp., 5.125%, 4/5/2022	220,000	222,200

		382,120

Diversified Financial Services - 0.7%
Aircastle Ltd., 6.25%, 12/1/2019	100,000	103,875
International Lease Finance Corp., 6.25%, 5/15/2019	3,279,000	3,386,578
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	182,000	176,540

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Navient Corp., 7.25%, 9/25/2023	135,000	$141,075
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	239,700
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	248,000	237,460

		4,285,228
Insurance - 1.1%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,540,000	3,673,295
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,990,000	3,180,612

		6,853,907
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	150,000	152,625

Total Financials		39,072,335
Health Care - 0.2%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	195,000	194,025
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	251,000	237,873
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	108,000	109,386
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	170,000	168,300
Tenet Healthcare Corp., 6.00%, 10/1/2020	95,000	98,045

		613,604
Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	330,000	351,450

Total Health Care		1,159,079
Industrials - 0.9%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	182,000	183,820
Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	286,000	293,064
Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	235,000	240,288
Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	235,000	235,881
Machinery - 0.6%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	3,180,000	3,187,950
Xerium Technologies, Inc., 9.50%, 8/15/2021	211,000	219,967

		3,407,917
Marine - 0.1%
Borealis Finance, LLC[8], 7.50%, 11/16/2022	200,000	199,500
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	350,000	343,875

		543,375
Transportation Infrastructure - 0.1%
MPC Container Ships Invest B.V. (Norway)[6,9], (3 mo. LIBOR US + 4.750%), 6.998%, 9/22/2022	200,000	201,806
Songa Bulk ASA (Norway)[2,6], (3 mo. LIBOR US + 4.500%), 6.589%, 6/13/2022	200,000	200,000

		401,806

Total Industrials		5,306,151
Information Technology - 1.3%
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	5,050,000	4,754,520
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	3,320,000	3,154,988

		7,909,508
Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	277,000	266,612

Total Information Technology		8,176,120

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.2%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	247,000	$253,175
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	250,000	253,500

		506,675
Metals & Mining - 1.1%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	3,080,000	2,901,599
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	2,810,000	3,149,609
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	175,000	183,750
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	400,000	396,000
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	495,000	504,059

		7,135,017

Total Materials		7,641,692
Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	580,551
iStar, Inc., 5.25%, 9/15/2022	229,000	222,130

		802,681
Real Estate Management & Development - 0.6%
American Homes 4 Rent LP, 4.25%, 2/15/2028	3,270,000	3,143,791
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	190,000	188,100

		3,331,891

Total Real Estate		4,134,572
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	3,030,000	3,007,979
Verizon Communications, Inc., 5.50%, 3/16/2047	4,440,000	4,733,217

		7,741,196
Wireless Telecommunication Services - 0.1%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	200,000	195,500
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	394,000	385,135
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	240,000	231,600
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	73,000	75,053

		887,288

Total Telecommunication Services		8,628,484
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	445,000	463,913
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	250,000	251,250

Total Utilities		715,163
TOTAL CORPORATE BONDS (Identified Cost $112,462,150)		109,841,153
MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	19,600	209,132
iShares MSCI Eurozone ETF	7,020	311,197
TOTAL MUTUAL FUNDS (Identified Cost $460,655)		520,329
U.S. TREASURY SECURITIES - 19.1%

U.S. Treasury Bonds - 5.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	4,871,000	6,491,749
U.S. Treasury Bond, 4.75%, 2/15/2037	7,244,000	9,083,297
U.S. Treasury Bond, 2.50%, 2/15/2045	5,473,000	4,882,515
U.S. Treasury Bond, 3.00%, 5/15/2047	12,365,000	12,137,503
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,313,804	3,221,950

Total U.S. Treasury Bonds (Identified Cost $37,344,686)		35,817,014
U.S. Treasury Notes - 13.3%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4,507,925	4,470,102
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	3,182,195	3,108,270
U.S. Treasury Note, 1.625%, 4/30/2019	18,325,000	18,204,742

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.375%, 4/30/2020	18,517,000	$18,111,941
U.S. Treasury Note, 2.00%, 7/31/2022	12,800,000	12,419,000
U.S. Treasury Note, 1.625%, 5/15/2026	6,637,000	6,019,966
U.S. Treasury Note, 2.375%, 5/15/2027	12,808,000	12,241,646
U.S. Treasury Note, 2.75%, 2/15/2028	6,500,000	6,397,930

Total U.S. Treasury Notes
(Identified Cost $82,333,750)		80,973,597

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $119,678,436)		116,790,611

ASSET-BACKED SECURITIES - 3.9%

BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	2,166,728	2,147,595
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	234,232	232,768
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	4,022,857	3,994,817
Colony American Homes, Series 2015-1A, Class A2,6, (1 mo. LIBOR US + 1.200%), 3.097%, 7/17/2032	1,027,050	1,027,048
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,320,000	1,311,881
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	194,284	194,175
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[2], 2.13%, 7/20/2022	660,498	656,974
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	591,894	590,950
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[2], 1.97%, 7/15/2020	3,400,000	3,369,982
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, (1 mo. LIBOR US + 1.300%), 3.196%, 8/17/2032	1,970,376	1,974,756
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.746%, 12/17/2036	537,533	538,372
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.046%, 12/17/2036	400,000	401,182
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	1,177,917	1,169,870
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	566,818	561,816
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	436,484	432,593
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	292,239
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	931,239	924,912
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	425,917	425,589
Tesla Auto Lease Trust, Series 2018-A, Class A2, 2.32%, 12/20/2019	1,194,808	1,189,848
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,189,045	1,152,261
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,250,000	1,205,964

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,991,543)		23,795,592

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	135,269	136,690
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,809,000	2,677,132
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	1,850,000	1,857,099
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,10], 2.50%, 5/25/2043	1,083,904	1,009,695

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,10], 2.13%, 2/25/2043	784,479	$724,468
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	217,335	216,602
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.29%, 8/25/2020	13,126,958	319,638
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.175%, 4/25/2021	8,251,419	241,791
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.517%, 10/25/2021	5,553,300	238,388
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.341%, 12/25/2021	8,282,381	327,646
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.458%, 6/25/2022	10,022,864	495,931
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[10], 3.32%, 2/25/2023	2,431,000	2,456,004
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.203%, 4/25/2023	51,913,268	459,853
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.107%, 5/25/2023	39,113,384	210,633
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[10], 3.06%, 7/25/2023	3,970,000	3,959,466
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[10], 3.458%, 8/25/2023	3,613,000	3,662,383
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.547%, 10/25/2018	8,094,474	33,568
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	3,060,000	3,019,843
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	1,911,000	1,897,926
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,777,000	1,812,478
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	128,521,115	488,804
FREMF Mortgage Trust, Series 2013-K712, Class B2,10, 3.362%, 5/25/2045	742,000	744,351
FREMF Mortgage Trust, Series 2014-K37, Class B2,10, 4.558%, 1/25/2047	1,657,000	1,715,810
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,10], 3.382%, 12/15/2034	1,928,000	1,926,437
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,10], 3.382%, 12/15/2034	1,000,000	993,914
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	82,681	83,687
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,10], 3.00%, 3/25/2043	627,999	605,430
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,10], 3.50%, 5/25/2043	620,320	609,659
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,10], 3.00%, 6/25/2029	841,223	832,253
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,10], 3.50%, 12/25/2048	1,609,876	1,592,645
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,10], 3.75%, 11/25/2054	711,247	710,406
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,10], 3.75%, 8/25/2055	884,467	887,859
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,10], 3.75%, 11/25/2056	923,326	924,873
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	118,209
SCG Trust, Series 2013-SRP1, Class AJ2,6, (1 mo. LIBOR US + 2.200%), 4.097%, 11/15/2026	2,976,000	2,969,755
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	700,836	631,825

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043		743,415	$713,790
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043		877,143	844,098
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.117%, 11/15/2027		1,639,270	1,640,819
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,10], 2.50%, 10/25/2056		1,628,929	1,595,815
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	358,005
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		545,000	559,552
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,10], 3.50%, 1/20/2045		924,088	909,365
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,10], 3.50%, 3/20/2045		822,902	823,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $49,557,843)			49,038,569

FOREIGN GOVERNMENT BONDS - 2.5%

Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	338,000	267,402
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	346,029
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,562,811
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	389,922
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	464,074
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	180,516
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	291,139
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	58,602
Province of Ontario (Canada), 2.00%, 9/27/2018		1,470,000	1,467,884
Province of Ontario (Canada), 1.25%, 6/17/2019		1,297,000	1,278,131
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	739,000	562,520
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,200,000	3,139,364

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $15,870,599)			15,008,394

U.S. GOVERNMENT AGENCIES - 7.1%

Mortgage-Backed Securities - 7.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		226,960	233,045
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		15,035	15,340
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		29,754	30,819
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		182,046	186,708
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		36,190	37,441
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		272,132	279,269
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		26,412	27,596
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		726,225	760,065
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		579,877	609,725
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		553,770	606,229
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		695,456	775,233
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		464,816	518,075
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		1,048,626	1,169,355
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		155,652	173,354
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		53,670	59,851
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039		136,732	148,978
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		887,055	933,473
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		687,871	763,538
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		786,172	875,772
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		1,008,464	1,034,844

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	749,155	$768,811
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,702,443	1,789,850
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	1,804,746	1,899,012
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	894,849	918,274
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,155,299	1,206,223
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	811,627	828,462
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,321,498	2,308,153
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,347,879	1,339,920
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	818,895	814,063
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,290,839	2,213,388
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,779,116	1,718,971
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	590,793	619,846
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	409,500	417,964
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	1,962,086	2,113,816
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	55,455	56,231
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	39,525	41,014
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	27,526	28,561
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	21,261	22,157
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	37,284	38,810
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	17,040	17,653
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	590,249	617,907
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	822,744	865,382
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	1,410,927	1,454,035
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,015,717	1,046,754
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,568	1,714
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	235,090	261,130
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	237,886	264,850
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	239,541	261,749
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	301,561	329,485
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	183,789	204,912
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	180,494	201,259
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,880,160	1,979,169
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	991,753	1,013,539
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,905,439	1,947,293
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,487,747	1,480,934
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	808,082	826,848
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	679,818	693,965
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	591,926	603,913
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	642,934	655,781
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	401	402

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $43,885,108)		43,110,910

U.S. GOVERNMENT SECURITIES - 1.5%

U.S. Treasury Bills - 1.5%
U.S. Treasury Bill[11], 1.81%, 9/6/2018 (Identified Cost $9,165,960)	9,225,000	9,163,073

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Government Cash Management[12], 1.60%, (Identified Cost $11,381,814)	11,381,814	$11,381,814

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Identified Cost $593,220,819)		609,906,235

TOTAL OPTIONS
WRITTEN — 0.0%##
(Premiums Received $149,713)		(116,768)

TOTAL INVESTMENTS - 100.0%		609,789,467
OTHER ASSETS, LESS LIABILITIES - 0.0%##		187,572

NET ASSETS - 100%		$609,977,039

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT[4] (000)	VALUE
Call
Regeneron Pharmaceuticals, Inc.	32	5/18/18	$360.00	972	$(1,568)
Seattle Genetics, Inc.	210	5/18/18	55.00	1,075	(24,360)
Zayo Group Holdings, Inc.	289	5/18/18	40.00	1,049	(2,890)

					(28,818)

Put
Skyworks Solutions, Inc.	136	5/11/18	85.00	1,180	(28,560)
Booking Holdings, Inc.	5	5/18/18	1,990.00	1,089	(8,075)
Electronic Arts, Inc.	104	5/18/18	110.00	1,227	(16,432)
Qorvo, Inc.	183	5/18/18	62.50	1,233	(22,875)
Texas Instruments, Inc.	124	5/18/18	92.00	1,258	(4,340)
Alibaba Group Holding Ltd.	71	5/25/18	160.00	1,268	(7,668)

					(87,950)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(116,768)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $79,173,456, or 13.0% of the Series’ net assets as of April 30, 2018. (see Note 2 to the financial statements).

3A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2018, the total value of such securities was $7,317,274.

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017 at a cost of $198,960 ($99.48 per share). This security has been sold under Rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $199,500, or less than 0.1% of the Series’ net assets as of April 30, 2018. (see Note 2 to the financial statements).

9Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $201,806, or less than 0.1% of the Series’ net assets as of April 30, 2018. (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2018.

11Represents the annualized yield at time of purchase.

12Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $593,220,819) (Note 2)	$609,906,235
Foreign currency, at value (identified cost $304,176)	305,106
Interest receivable	2,672,301
Receivable for securities sold	476,521
Receivable for fund shares sold	342,356
Foreign tax reclaims receivable	317,798
Dividends receivable	246,744
Prepaid expenses	5,332

TOTAL ASSETS	614,272,393

LIABILITIES:

Accrued management fees (Note 3)	373,675
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2) (Note 3)	96,785
Accrued shareholder services fees (Class S) (Note 3)	73,613
Accrued fund accounting and administration fees (Note 3)	61,171
Accrued Directors’ fees (Note 3)	2,034
Accrued Chief Compliance Officer service fees (Note 3)	361
Options written, at value (premiums received $149,713) (Note 2)	116,768
Payable for securities purchased	3,318,994
Payable for fund shares repurchased	135,855
Other payables and accrued expenses	116,098

TOTAL LIABILITIES	4,295,354

TOTAL NET ASSETS	$609,977,039

NET ASSETS CONSIST OF:

Capital stock	$522,480
Additional paid-in-capital	574,107,376
Undistributed net investment income	2,072,561
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	16,563,900
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	16,710,722

TOTAL NET ASSETS	$609,977,039

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2018 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($356,269,807/26,771,911 shares)	$13.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($127,026,713/12,873,260 shares)	$9.87

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($19,126,726/1,837,891 shares)	$10.41

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($107,553,793/10,764,970 shares)	$9.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$5,789,431
Dividends (net of foreign taxes withheld, $162,191)	1,444,549

Total Investment Income	7,233,980

EXPENSES:

Management fees (Note 3)	2,444,194
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	556,097
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	52,188
Shareholder services fees (Class S) (Note 3)	485,457
Fund accounting and administration fees (Note 3)	80,455
Directors’ fees (Note 3)	25,826
Chief Compliance Officer service fees (Note 3)	2,069
Custodian fees	39,980
Miscellaneous	189,175

Total Expenses	3,875,441
Less reduction of expenses (Note 3)	(13,367)

Net Expenses	3,862,074

NET INVESTMENT INCOME	3,371,906

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments in securities	16,513,986
Options written	612,008
Foreign currency and translation of other assets and liabilities	23,290

17,149,284

Net change in unrealized appreciation (depreciation) on- Investments in securities	(24,102,754)
Options written	(7,059)
Foreign currency and translation of other assets and liabilities	11,576

(24,098,237)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(6,948,953)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,577,047)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,371,906	$8,370,337
Net realized gain (loss) on investments and foreign currency	17,149,284	51,009,452
Net realized gain (loss) from in-kind redemption transactions and foreign currency	—	7,226,146
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(24,098,237)	4,788,535

Net increase (decrease) from operations	(3,577,047)	71,394,470

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(2,119,979)	(3,749,931)
From net investment income (Class I)	(1,161,107)	(3,924,939)
From net investment income (Class R)	(109,045)	(214,584)
From net investment income (Class R2)	(307,548)	(398,551)
From net realized gain on investments (Class S)	(20,866,149)	(7,418,323)
From net realized gain on investments (Class I)	(8,851,717)	(5,643,924)
From net realized gain on investments (Class R)	(1,359,118)	(516,632)
From net realized gain on investments (Class R2)	(7,417,898)	(2,434,960)

Total distributions to shareholders	(42,192,561)	(24,301,844)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(50,770,978)	(309,336,437)

Net decrease in net assets	(96,540,586)	(262,243,811)

NET ASSETS:

Beginning of period	706,517,625	968,761,436

End of period (including undistributed net investment income of $2,072,561 and $2,398,334, respectively)	$609,977,039	$706,517,625

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.17	$13.37	$13.15	$14.53	$14.52	$13.28

Income (loss) from investment operations:
Net investment income[1]	0.08	0.13	0.13	0.15	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.16)	0.97	0.23	(0.44)	0.59	1.55

Total from investment operations	(0.08)	1.10	0.36	(0.29)	0.75	1.69

Less distributions to shareholders:
From net investment income	(0.07)	(0.10)	(0.10)	(0.12)	(0.12)	(0.13)
From net realized gain on investments	(0.71)	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)

Total distributions to shareholders	(0.78)	(0.30)	(0.14)	(1.09)	(0.74)	(0.45)

Net asset value - End of period	$13.31	$14.17	$13.37	$13.15	$14.53	$14.52

Net assets - End of period (000’s omitted)	$356,270	$426,426	$511,577	$683,089	$788,276	$793,812

Total return[2]	(0.64%)	8.46%	2.77%	(1.99%)	5.47%	13.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.08%	1.07%	1.06%	1.06%	1.06%
Net investment income	1.12%[3]	0.98%	0.97%	1.08%	1.12%	1.04%
Series portfolio turnover	39%	68%	67%	56%	53%	52%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%[3,4]	N/A	N/A	N/A	N/A	N/A
1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.72	$10.20	$10.07	$11.40	$11.56	$10.67

Income (loss) from investment operations:
Net investment income[1]	0.07	0.13	0.12	0.14	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.12)	0.73	0.18	(0.35)	0.46	1.23

Total from investment operations	(0.05)	0.86	0.30	(0.21)	0.62	1.37

Less distributions to shareholders:
From net investment income	(0.09)	(0.14)	(0.13)	(0.15)	(0.16)	(0.16)
From net realized gain on investments	(0.71)	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)

Total distributions to shareholders	(0.80)	(0.34)	(0.17)	(1.12)	(0.78)	(0.48)

Net asset value - End of period	$9.87	$10.72	$10.20	$10.07	$11.40	$11.56

Net assets - End of period (000’s omitted)	$127,027	$140,706	$299,009	$740,524	$719,847	$614,016

Total return[2]	(0.55%)	8.72%	3.08%	(1.76%)	5.73%	13.34%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.83%	0.82%	0.81%	0.81%	0.81%
Net investment income	1.37%[3]	1.24%	1.24%	1.33%	1.37%	1.28%
Series portfolio turnover	39%	68%	67%	56%	53%	52%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%[3,4]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.25	$10.68	$10.53	$11.87	$12.00	$11.06

Income (loss) from investment operations:
Net investment income[1]	0.05	0.08	0.07	0.09	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.12)	0.77	0.20	(0.36)	0.49	1.28

Total from investment operations	(0.07)	0.85	0.27	(0.27)	0.59	1.37

Less distributions to shareholders:
From net investment income	(0.06)	(0.08)	(0.08)	(0.10)	(0.10)	(0.11)
From net realized gain on investments	(0.71)	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)

Total distributions to shareholders	(0.77)	(0.28)	(0.12)	(1.07)	(0.72)	(0.43)

Net asset value - End of period	$10.41	$11.25	$10.68	$10.53	$11.87	$12.00

Net assets - End of period (000’s omitted)	$19,127	$22,662	$29,499	$39,917	$47,180	$50,280

Total return[2]	(0.76%)	8.21%	2.55%	(2.30%)	5.24%	12.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.35%[3]	1.33%	1.32%	1.31%	1.31%	1.31%
Net investment income	0.87%[3]	0.73%	0.72%	0.83%	0.87%	0.80%
Series portfolio turnover	39%	68%	67%	56%	53%	52%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%[3,4]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.83	$10.29	$10.16	$11.49	$11.65	$10.75

Income (loss) from investment operations:
Net investment income[1]	0.02	0.02	0.02	0.03	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.12)	0.75	0.18	(0.35)	0.47	1.25

Total from investment operations	(0.10)	0.77	0.20	(0.32)	0.51	1.28

Less distributions to shareholders:
From net investment income	(0.03)	(0.03)	(0.03)	(0.04)	(0.05)	(0.06)
From net realized gain on investments	(0.71)	(0.20)	(0.04)	(0.97)	(0.62)	(0.32)

Total distributions to shareholders	(0.74)	(0.23)	(0.07)	(1.01)	(0.67)	(0.38)

Net asset value - End of period	$9.99	$10.83	$10.29	$10.16	$11.49	$11.65

Net assets - End of period (000’s omitted)	$107,554	$116,724	$128,677	$148,143	$150,654	$112,601

Total return[2]	(1.05%)	7.71%	1.98%	(2.77%)	4.69%	12.27%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.85%[3]	1.83%	1.82%	1.81%	1.81%	1.81%
Net investment income	0.37%[3]	0.23%	0.22%	0.33%	0.37%	0.29%
Series portfolio turnover	39%	68%	67%	56%	53%	52%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%[3,4]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 998.40	$5.45	1.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$ 999.80	$4.21	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$ 997.30	$6.69	1.35%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R2
Actual	$1,000.00	$ 994.60	$9.15	1.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2018 (unaudited)

Sector Allocation[4]
Information Technology	14.5%
Health Care	12.3%
Financials	8.4%
Consumer Discretionary	6.0%
Energy	5.5%
Consumer Staples	4.9%
Real Estate	3.9%
Industrials	3.7%
Materials	3.6%
Telecommunication Services	1.9%
Utilities	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Qorvo, Inc.	1.9%
Incyte Corp.	1.8%
Booking Holdings, Inc.	1.8%
Facebook, Inc. - Class A	1.6%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.4%
Microsoft Corp.	1.3%
Medtronic plc	1.3%
Regeneron Pharmaceuticals, Inc.	1.3%
Novartis AG - ADR (Switzerland)	1.3%
Diageo plc (United Kingdom)	1.3%

5As a percentage of total investments.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 50.3%

Consumer Discretionary - 4.5%
Automobiles - 0.0%##
Suzuki Motor Corp. (Japan)[1]	3,700	$198,867
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	203,000	193,641
Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	3,115	176,066
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	8,400	138,737

		314,803
Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	4,298	226,427
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	1,020	1,597,452
Booking Holdings, Inc.*	5,070	11,042,460

		12,639,912
Leisure Products - 0.1%
Trigano S.A. (France)[1]	1,455	274,189
Yamaha Corp. (Japan)[1]	2,800	135,108

		409,297
Media - 0.5%
Quebecor, Inc. - Class B (Canada)	85,955	1,602,681
Shaw Communications, Inc. - Class B (Canada)	78,095	1,605,146

		3,207,827
Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	14,285	132,525
Specialty Retail - 0.8%
Fnac Darty S.A. (France)*[1]	1,925	206,546
Industria de Diseno Textil S.A. (Spain)[1]	141,655	4,391,044
Maisons du Monde S.A. (France)[1,2]	3,475	141,204

		4,738,794
Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)[1]	36,000	205,423
lululemon athletica, Inc.*	51,689	5,158,562

		5,363,985

Total Consumer Discretionary		27,426,078
Consumer Staples - 4.9%
Beverages - 3.9%
Ambev S.A. - ADR (Brazil)	1,078,266	7,138,121
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	85,416	8,484,671
Diageo plc (United Kingdom)[1]	214,315	7,645,670
Treasury Wine Estates Ltd. (Australia)[1]	14,969	213,812

		23,482,274
Food & Staples Retailing - 0.1%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	3,000	133,639
Raia Drogasil S.A. (Brazil)	8,355	163,895

		297,534
Food Products - 0.1%
Danone S.A. (France)[1]	2,988	242,045
Kerry Group plc - Class A (Ireland)[1]	2,760	280,636
Nestle S.A. (Switzerland)[1]	3,531	273,547

		796,228
Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	1,550	175,364
Unilever plc - ADR (United Kingdom)	86,225	4,826,013

		5,001,377
Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	3,015	164,679

Total Consumer Staples		29,742,092
Energy - 2.4%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.*	108,330	1,992,189
Ensco plc - Class A	150,630	851,060
Schlumberger Ltd.	96,563	6,620,359
Transocean Ltd.*	271,290	3,355,857

		12,819,465
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	9,821	103,415
China Petroleum & Chemical Corp. - Class H (China)[1]	146,000	142,184
Eni SpA (Italy)[1]	7,105	138,891
Galp Energia SGPS S.A. (Portugal)[1]	14,185	272,253
Repsol S.A. (Spain)[1]	10,830	206,666
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,910	283,162
SK Innovation Co. Ltd. (South Korea)[1]	790	144,765
Suncor Energy, Inc. (Canada)	3,645	139,390
TOTAL S.A. (France)[1]	3,425	215,267

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	7,035	$134,087
Vermilion Energy, Inc. (Canada)	3,990	134,870
YPF S.A. - ADR (Argentina)	5,895	129,041

		2,043,991

Total Energy		14,863,456
Financials - 3.5%
Banks - 0.5%
Banco Comercial Portugues S.A. (Portugal)*[1]	374,975	125,524
Bankia S.A. (Spain)[1]	33,663	147,700
BPER Banca (Italy)[1]	27,415	158,253
CaixaBank S.A. (Spain)[1]	61,520	299,164
Credit Agricole S.A. (France)[1]	16,160	266,112
Erste Group Bank AG (Austria)[1]	4,160	203,431
Eurobank Ergasias S.A. (Greece)*[1]	176,155	222,344
FinecoBank Banca Fineco S.p.A. (Italy)[1]	37,850	450,709
Grupo Financiero Galicia S.A. - ADR (Argentina)	2,165	138,386
Grupo Supervielle S.A. - ADR (Argentina)	4,370	122,097
Itau Unibanco Holding S.A. (Brazil)	13,300	193,130
Jyske Bank A/S (Denmark)[1]	2,685	160,777
KBC Group N.V. (Belgium)[1]	3,045	264,732
Sydbank A/S (Denmark)[1]	3,890	143,806

		2,896,165
Capital Markets - 3.0%
Amundi S.A. (France)[1,2]	4,165	354,211
Banca Generali S.p.A. (Italy)[1]	6,850	222,208
BlackRock, Inc.	11,755	6,130,232
Bolsas y Mercados Argentinos S.A. (Argentina)	13,625	249,720
The Charles Schwab Corp.	115,545	6,433,546
E*TRADE Financial Corp.*	58,480	3,548,567
Euronext N.V. (Netherlands)[1,2]	5,210	373,474
Julius Baer Group Ltd. (Switzerland)[1]	7,760	460,543
Natixis S.A. (France)[1]	31,170	255,997

		18,028,498
Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	5,820	291,110

Total Financials		21,215,773
Health Care - 11.7%
Biotechnology - 6.1%
Biogen, Inc.*	14,890	4,073,904
BioMarin Pharmaceutical, Inc.*	73,850	6,167,214
Incyte Corp.*	179,866	11,140,900
Regeneron Pharmaceuticals, Inc.*	25,865	7,854,683
Seattle Genetics, Inc.*	113,960	5,833,612
Vertex Pharmaceuticals, Inc.*	14,320	2,193,251

		37,263,564
Health Care Equipment & Supplies - 1.3%
Medtronic plc	99,045	7,936,476
Health Care Providers & Services - 0.9%
DaVita, Inc.*	76,650	4,812,854
Fleury S.A. (Brazil)	23,760	177,088
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,160	117,706
Orpea (France)[1]	1,705	218,489

		5,326,137
Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	4,457	145,788
QIAGEN N.V.*[1]	5,709	186,749
Tecan Group AG (Switzerland)[1]	725	159,410

		491,947
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	56,122	2,925,640
Johnson & Johnson[3]	46,620	5,896,964
Merck & Co., Inc.	58,645	3,452,431
Novartis AG - ADR (Switzerland)	102,290	7,844,620
Perrigo Co. plc	3,320	259,425

		20,379,080

Total Health Care		71,397,204
Industrials - 3.0%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	11,225	94,181
Air Freight & Logistics - 0.8%
FedEx Corp.	18,860	4,662,192
Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	5,955	184,605
Ryanair Holdings plc - ADR (Ireland)*	731	80,388

		264,993
Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	6,465	338,255
Daikin Industries Ltd. (Japan)[1]	1,700	198,587

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Geberit AG (Switzerland)[1]	505	$215,500

		752,342
Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	202,000	283,336
Elis S.A. (France)[1]	8,955	214,170
SPIE S.A. (France)[1]	12,710	287,589

		785,095
Construction & Engineering - 0.2%
Eiffage S.A. (France)[1]	2,480	295,198
FLSmidth & Co. A/S (Denmark)[1]	1,450	89,563
Vinci S.A. (France)[1]	6,105	610,400

		995,161
Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	3,235	251,725
Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	4,225	536,553
Machinery - 0.3%
FANUC Corp. (Japan)[1]	570	122,100
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	610	67,528
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	790	65,606
Jungheinrich AG (Germany)[1]	7,270	306,590
KION Group AG (Germany)[1]	3,970	330,918
Metso OYJ (Finland)[1]	9,260	329,103
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	9,520	65,076
The Weir Group plc (United Kingdom)[1]	15,930	466,144

		1,753,065
Professional Services - 0.7%
Equifax, Inc.	34,890	3,909,424
Randstad Holding N.V. (Netherlands)[1]	5,045	324,713

		4,234,137
Road & Rail - 0.5%
Genesee & Wyoming, Inc. - Class A*	39,980	2,846,576
Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	9,275	257,594
Brenntag AG (Germany)[1]	2,952	169,067
Howden Joinery Group plc (United Kingdom)[1]	14,390	94,183
Kanamoto Co. Ltd. (Japan)[1]	4,000	136,681

		657,525
Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	2,465	508,106
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	14,100	74,375
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	715	74,481

		656,962
Total Industrials		18,490,507
Information Technology - 13.4%
Electronic Equipment, Instruments & Components - 0.3%
Halma plc (United Kingdom)[1]	11,950	200,510
Hexagon A.B. - Class B (Sweden)[1]	3,445	198,911
Hitachi Ltd. (Japan)[1]	49,000	357,629
Hollysys Automation Technologies Ltd. (China)	6,695	147,692
Keyence Corp. (Japan)[1]	1,018	620,756

		1,525,498
Internet Software & Services - 4.1%
Alibaba Group Holding Ltd. - ADR (China)*	29,870	5,332,990
Alphabet, Inc. - Class A*[3]	3,110	3,167,784
Alphabet, Inc. - Class C*	3,140	3,194,416
Facebook, Inc. - Class A*	56,090	9,647,480
NetEase, Inc. - ADR (China)	460	118,252
Tencent Holdings Ltd. - Class H (China)[1]	78,455	3,857,078

		25,318,000
IT Services - 2.6%
Amdocs Ltd.	4,835	325,154
InterXion Holding N.V. (Netherlands)*	5,265	342,330
Luxoft Holding, Inc.*	1,095	44,183
Mastercard, Inc. - Class A	42,150	7,514,080
Pagseguro Digital Ltd. - Class A (Brazil)*	1,830	60,811
Sopra Steria Group (France)[1]	1,670	356,474
Visa, Inc. - Class A3	56,690	7,192,827

		15,835,859
Semiconductors & Semiconductor Equipment - 3.2%
Qorvo, Inc.*	174,490	11,760,626

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	57,645	$5,001,280
Texas Instruments, Inc.	28,520	2,892,784

		19,654,690
Software - 3.2%
Atlassian Corp. plc - Class A*	1,662	93,039
Dassault Systemes S.E. (France)[1]	1,525	197,624
Electronic Arts, Inc.*	33,833	3,991,618
Microsoft Corp.	87,840	8,214,797
Nexon Co. Ltd. (Japan)*[1]	16,200	235,733
ServiceNow, Inc.*	39,120	6,499,397
Sophos Group plc (United Kingdom)[1,2]	31,525	215,261
Temenos Group AG (Switzerland)[1]	1,145	144,073

		19,591,542

Total Information Technology		81,925,589
Materials - 2.6%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	2,965	268,505
Croda International plc (United Kingdom)[1]	4,154	254,113
Mexichem S.A.B. de C.V. (Mexico)	29,600	92,509
Solvay S.A. (Belgium)[1]	1,925	267,710

		882,837
Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	6,350	131,699
Wienerberger AG (Austria)[1]	11,295	284,610

		416,309
Containers & Packaging - 1.7%
Ball Corp.	165,745	6,644,717
Sealed Air Corp.	87,650	3,843,452

		10,488,169
Metals & Mining - 0.7%
Antofagasta plc (Chile)[1]	149,505	1,997,538
First Quantum Minerals Ltd. (Zambia)	3,250	46,828
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	94,770	313,771
Lundin Mining Corp. (Canada)	282,255	1,868,584

		4,226,721

Total Materials		16,014,036
Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.3%
Acadia Realty Trust	3,050	71,980
Agree Realty Corp.	1,815	88,717
Alexandria Real Estate Equities, Inc.	970	120,833
American Campus Communities, Inc.	3,900	152,529
American Homes 4 Rent - Class A	12,595	254,419
American Tower Corp.	11,450	1,561,322
Americold Realty Trust	3,395	69,971
Apartment Investment & Management Co. - Class A	4,570	185,542
Apple Hospitality REIT, Inc.	6,185	111,268
AvalonBay Communities, Inc.	2,960	482,480
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	2,930	62,113
Bluerock Residential Growth REIT, Inc.	7,865	70,706
Boston Properties, Inc.	2,530	307,167
Brandywine Realty Trust	10,065	162,147
CatchMark Timber Trust, Inc. - Class A	19,425	253,302
Chesapeake Lodging Trust	3,190	94,233
Colony NorthStar, Inc. - Class A	14,480	88,473
Columbia Property Trust, Inc.	3,805	81,275
Community Healthcare Trust, Inc.	7,305	186,278
CoreCivic, Inc.	10,950	220,752
Cousins Properties, Inc.	36,465	324,174
Crown Castle International Corp.	1,745	176,018
CubeSmart	4,910	144,551
Digital Realty Trust, Inc.	3,585	378,899
EastGroup Properties, Inc.	610	54,766
Equinix, Inc.	1,665	700,615
Equity LifeStyle Properties, Inc.	1,840	164,054
Equity Residential	3,865	238,509
Essex Property Trust, Inc.	635	152,203
Extra Space Storage, Inc.	2,625	235,174
First Industrial Realty Trust, Inc.	7,475	232,547
Forest City Realty Trust, Inc. - Class A	5,840	117,150
Getty Realty Corp.	3,835	96,067
GGP, Inc.	6,190	123,738
Global Medical REIT, Inc.	8,500	66,215
HCP, Inc.	10,220	238,739
Healthcare Trust of America, Inc. - Class A	5,355	133,821
Hibernia REIT plc (Ireland)[1]	69,120	123,868
Host Hotels & Resorts, Inc.	12,685	248,119
Independence Realty Trust, Inc.	12,755	119,897

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Invitation Homes, Inc.	10,973	$253,915
Lamar Advertising Co. - Class A	1,530	97,476
Life Storage, Inc.	780	68,983
The Macerich Co.	1,530	88,159
Mid-America Apartment Communities, Inc.	3,055	279,410
National Retail Properties, Inc.	2,330	88,633
Outfront Media, Inc.	4,185	78,469
Physicians Realty Trust	14,240	212,746
Plymouth Industrial REIT, Inc.	1,930	33,196
Prologis, Inc.	8,950	580,944
Public Storage	1,570	316,795
Regency Centers Corp.	2,313	136,120
Rexford Industrial Realty, Inc.	2,295	70,112
SBA Communications Corp.*	10,160	1,627,937
Simon Property Group, Inc.	4,140	647,248
STAG Industrial, Inc.	7,610	186,978
STORE Capital Corp.	3,775	95,243
Sun Communities, Inc.	2,440	228,994
Sunstone Hotel Investors, Inc.	9,825	153,270
Terreno Realty Corp.	1,885	70,028
UDR, Inc.	7,755	280,343
UMH Properties, Inc.	6,645	89,907
Unibail-Rodamco S.E. (France)[1]	1,370	328,895
Urban Edge Properties	10,675	219,585
Ventas, Inc.	2,180	112,096
VEREIT, Inc.	14,330	97,444
Vornado Realty Trust	4,585	311,918
Welltower, Inc.	2,635	140,814
Weyerhaeuser Co.	125,465	4,614,603

		20,204,892
Real Estate Management & Development - 0.1%
Nexity S.A. (France)[1]	4,215	263,565

Total Real Estate		20,468,457
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Iliad S.A. (France)[1]	860	172,260
Zayo Group Holdings, Inc.*	124,740	4,528,063

Total Telecommunication Services		4,700,323
Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	2,190	124,917
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	322,000	316,275
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	700,000	310,872

		627,147

Total Utilities		752,064
TOTAL COMMON STOCKS (Identified Cost $274,019,868)		306,995,579

CORPORATE BONDS - 14.5%

Non-Convertible Corporate Bonds - 14.5%
Consumer Discretionary - 1.5%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	180,912
Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	340,000	323,425
Meritage Homes Corp., 5.125%, 6/6/2027	230,000	218,212
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	170,000	170,212
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	147,000	149,021
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	155,000	153,062
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	250,000	242,500

		1,256,432
Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,700,000	3,586,672
Media - 0.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	135,000	131,451
Cequel Communications Holdings I LLC - Cequel Capital Corp.[2], 7.50%, 4/1/2028	200,000	202,750
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	95,000	95,475
CSC Holdings, LLC, 5.25%, 6/1/2024	339,000	317,601
Discovery Communications LLC, 5.20%, 9/20/2047	2,480,000	2,425,628

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	400,000	$382,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	320,000	312,800

		3,867,705

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	170,000	163,200

Total Consumer Discretionary		9,054,921

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	366,000	344,041

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	85,000	81,387

Total Consumer Staples		425,428

Energy - 3.1%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	170,000	172,550
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	264,000	253,110

		425,660

Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	3,350,000	3,573,575
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	240,000	234,600
DCP Midstream Operating LP2, 9.75%, 3/15/2019	95,000	99,988
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	272,000	275,400
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	257,000	272,420
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	245,000	242,550
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	340,000	272,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,010,000	3,572,258
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	3,740,000	3,429,580
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	135,000	139,767
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,330,000	3,616,411
SemGroup Corp., 6.375%, 3/15/2025	300,000	285,750
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	166,000	161,435
Southwestern Energy Co.[5], 6.70%, 1/23/2025	194,000	190,120
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	246,000	249,690
Williams Partners LP, 3.75%, 6/15/2027	1,650,000	1,552,260

		18,167,804

Total Energy		18,593,464

Financials - 4.9%
Banks - 2.8%
Bank of America Corp., 4.00%, 1/22/2025	3,630,000	3,587,881
Citigroup, Inc., 8.125%, 7/15/2039	2,490,000	3,606,332
Intesa Sanpaolo S.p.A. (Italy)[2], 5.017%, 6/26/2024	200,000	195,765
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	3,820,000	3,568,133
JPMorgan Chase & Co., 6.30%, 4/23/2019	3,480,000	3,602,708
Popular, Inc., 7.00%, 7/1/2019	279,000	283,882
Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,470,000	2,393,188

		17,237,889

Capital Markets - 0.6%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	3,540,000	3,609,727

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	160,000	159,921
SLM Corp., 5.125%, 4/5/2022	220,000	222,200

		382,121

Diversified Financial Services - 0.6%
Aircastle Ltd., 6.25%, 12/1/2019	95,000	98,682
International Lease Finance Corp., 6.25%, 5/15/2019	2,528,000	2,610,939

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	178,000	$172,660
Navient Corp., 7.25%, 9/25/2023	140,000	146,300
Oxford Finance, LLC - Oxford Finance Co. - Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	239,700
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	251,000	240,332

		3,508,613

Insurance - 0.8%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	2,620,000	2,718,654
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,260,000	2,404,075

		5,122,729

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	150,000	152,625

Total Financials		30,013,704

Health Care - 0.6%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	191,000	190,045

Health Care Providers & Services - 0.5%
DaVita, Inc., 5.00%, 5/1/2025	250,000	236,925
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	2,435,000	2,466,252
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	170,000	168,300
Tenet Healthcare Corp., 6.00%, 10/1/2020	95,000	98,045

		2,969,522

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	350,000	372,750

Total Health Care		3,532,317

Industrials - 0.6%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	175,000	176,750

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	276,000	282,817

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	235,000	240,288

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	235,000	235,881

Machinery - 0.3%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	1,677,000	1,681,192
Xerium Technologies, Inc., 9.50%, 8/15/2021	211,000	219,968

		1,901,160

Marine - 0.1%
Borealis Finance, LLC[8], 7.50%, 11/16/2022	200,000	199,500
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	345,000	338,962

		538,462

Transportation Infrastructure - 0.1%
MPC Container Ships Invest B.V. (Norway)[6,9], (3 mo. LIBOR US + 4.750%), 6.998%, 9/22/2022	200,000	201,806
Songa Bulk ASA (Norway)[2,6], (3 mo. LIBOR US + 4.500%), 6.589%, 6/13/2022	200,000	200,000

		401,806

Total Industrials		3,777,164

Information Technology - 1.0%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	3,825,000	3,601,195
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	2,510,000	2,385,247

		5,986,442

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	267,000	256,988

Total Information Technology		6,243,430

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.0%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	242,000	$248,050
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	250,000	253,500

		501,550

Metals & Mining - 0.9%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	2,270,000	2,138,517
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	2,130,000	2,387,426
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	205,000	215,250
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	400,000	396,000
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	540,000	549,882

		5,687,075

Total Materials		6,188,625

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	420,875
iStar, Inc., 5.25%, 9/15/2022	198,000	192,060

		612,935

Real Estate Management & Development - 0.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	2,470,000	2,374,668
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	185,000	183,150

		2,557,818

Total Real Estate		3,170,753

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 4.25%, 3/1/2027	2,280,000	2,263,430
Verizon Communications, Inc., 5.50%, 3/16/2047	3,360,000	3,581,894

		5,845,324

Wireless Telecommunication Services - 0.1%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	200,000	195,500
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	385,000	376,337
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	245,000	236,425
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	73,000	75,053

		883,315

Total Telecommunication Services		6,728,639

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	506,000	527,505
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	246,225

Total Utilities		773,730

TOTAL CORPORATE BONDS (Identified Cost $90,466,005)		88,502,175

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	26,135	278,861
iShares MSCI Eurozone ETF	9,370	415,372

TOTAL MUTUAL FUNDS (Identified Cost $614,202)		694,233

U.S. TREASURY SECURITIES - 18.0%

U.S. Treasury Bonds - 5.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	4,599,000	6,129,246
U.S. Treasury Bond, 4.75%, 2/15/2037	7,419,000	9,302,730
U.S. Treasury Bond, 2.50%, 2/15/2045	5,213,000	4,650,566
U.S. Treasury Bond, 3.00%, 5/15/2047	12,990,000	12,751,004
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,116,450	3,030,067

Total U.S. Treasury Bonds (Identified Cost $37,425,424)		35,863,613

U.S. Treasury Notes - 12.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,013,116	2,987,835
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	2,990,508	2,921,036

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 4/30/2019	12,200,000	$12,119,937
U.S. Treasury Note, 1.375%, 4/30/2020	12,375,000	12,104,297
U.S. Treasury Note, 1.625%, 4/30/2023	13,000,000	12,291,601
U.S. Treasury Note, 1.25%, 7/31/2023	7,546,000	6,971,797
U.S. Treasury Note, 1.625%, 5/15/2026	6,599,000	5,985,499
U.S. Treasury Note, 2.375%, 5/15/2027	12,865,000	12,296,126
U.S. Treasury Note, 2.75%, 2/15/2028	6,450,000	6,348,715

Total U.S. Treasury Notes
(Identified Cost $75,167,011)		74,026,843

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $112,592,435)		109,890,456

ASSET-BACKED SECURITIES - 3.2%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	174,969	173,875
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	6,459,655	6,414,630
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,224,000	1,216,472
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	133,672	133,597
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	376,401	375,801
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[2], 1.97%, 7/15/2020	1,650,000	1,635,432
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, (1 mo. LIBOR US + 1.300%), 3.196%, 8/17/2032	1,099,876	1,102,320
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.746%, 12/17/2036	522,602	523,418
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.046%, 12/17/2036	390,000	391,152
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	1,295,708	1,286,857
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	541,717	536,937
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	436,484	432,593
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	292,239
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	931,239	924,912
South Carolina Student Loan Corp., Series 2005, Class A3[6], (3 mo. LIBOR US + 0.140%), 2.146%, 12/1/2023	670,727	670,358
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	273,455	273,244
Tesla Auto Lease Trust, Series 2018-A, Class A2, 2.32%, 12/20/2019	1,203,593	1,198,597
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	876,296	849,187
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,000,000	964,772

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $19,549,190)		19,396,393

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	102,674	103,754
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,297,816
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,10], 2.50%, 5/25/2043	629,644	586,536
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,10], 2.13%, 2/25/2043	617,562	570,320

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	228,364	$227,594
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.29%, 8/25/2020	8,026,935	195,453
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.175%, 4/25/2021	9,456,410	277,100
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.517%, 10/25/2021	4,061,386	174,344
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.341%, 12/25/2021	16,693,425	660,382
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.458%, 6/25/2022	11,091,481	548,806
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[10], 3.32%, 2/25/2023	2,156,000	2,178,175
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.203%, 4/25/2023	44,525,774	394,414
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.107%, 5/25/2023	28,605,443	154,046
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[10], 3.458%, 8/25/2023	2,631,000	2,666,961
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.547%, 10/25/2018	5,511,241	22,855
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	2,558,000	2,524,431
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	1,827,000	1,814,501
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	82,417	82,033
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,323,000	1,349,414
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	78,591,288	298,906
FREMF Mortgage Trust, Series 2013-K712, Class B2,10, 3.362%, 5/25/2045	767,000	769,430
FREMF Mortgage Trust, Series 2014-K41, Class B2,10, 3.832%, 11/25/2047	1,315,000	1,298,452
FREMF Mortgage Trust, Series 2014-K715, Class B2,10, 3.979%, 2/25/2046	1,279,000	1,300,293
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,10], 3.382%, 12/15/2034	1,535,000	1,533,755
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	57,685	58,386
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,10], 3.00%, 3/25/2043	419,658	404,577
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,10], 3.50%, 5/25/2043	361,393	355,182
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,10], 3.00%, 6/25/2029	615,153	608,593
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,10], 3.50%, 12/25/2048	1,538,852	1,522,382
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	99,215	98,775
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,10], 3.75%, 11/25/2054	469,062	468,508
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,10], 3.75%, 8/25/2055	685,914	688,545
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,10], 3.75%, 11/25/2056	693,328	694,490
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	118,209
SCG Trust, Series 2013-SRP1, Class AJ2,6, (1 mo. LIBOR US + 2.200%), 4.097%, 11/15/2026	1,900,000	1,896,013
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	456,510	411,558

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043		498,363	$478,504
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043		517,911	498,399
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.117%, 11/15/2027		1,012,762	1,013,719
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,10], 2.50%, 10/25/2056		1,207,593	1,183,045
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	358,005
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	616,021
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,10], 3.50%, 1/20/2045		523,690	515,346
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,10], 3.50%, 3/20/2045		476,544	477,165

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $34,479,401)			34,495,193

FOREIGN GOVERNMENT BONDS - 1.7%

Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	299,000	236,548
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	286,093
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,530,298
Mexican Government Bond
(Mexico), 8.00%, 6/11/2020	MXN	7,313,000	396,376
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	3,112,000	162,360
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	5,057,000	261,927
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	52,693
Province of Ontario (Canada), 2.00%, 9/27/2018		932,000	930,658
Province of Ontario (Canada), 1.25%, 6/17/2019		777,000	765,696
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	657,000	500,103
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,179,000	2,137,711

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $10,970,436)			10,260,463

U.S. GOVERNMENT AGENCIES - 5.3%

Mortgage-Backed Securities - 5.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		143,020	146,855
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		10,901	11,121
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		21,694	22,471
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		132,776	136,176
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		26,444	27,358
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		171,542	176,041
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		25,315	26,422
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		19,251	20,114
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		802,611	840,011
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		487,447	512,537
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		1,293,704	1,259,710
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		120,878	131,826
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		400,465	446,403
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		309,789	345,285
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		265,938	294,312
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		15,852	17,677
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		649,488	723,353
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		26,009	29,005
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		408,762	446,215
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039		87,928	95,803
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		517,334	544,405

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	335,237	$372,114
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	619,101	689,659
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	835,024	856,868
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	711,590	730,260
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,397,158	1,468,892
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	730,200	749,315
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	677,086	706,931
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	814,246	858,671
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	618,413	631,241
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,823,435	1,812,953
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	796,289	791,588
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	547,923	529,398
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,087,238	1,050,482
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	842,350	858,801
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	953,814	972,541
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	920,318	938,388
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	992,655	1,041,471
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	1,541,620	1,660,834
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	40,441	41,007
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	28,823	29,908
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	20,077	20,832
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	15,504	16,158
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	27,182	28,294
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	11,548	11,963
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	378,687	396,431
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	505,734	531,943
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	491,098	518,519
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	545,120	573,575
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	589,624	609,839
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	1,598,605	1,647,447
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	140,540	156,470
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	213,746	233,562
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	269,086	294,002
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	613,403	668,769
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	554,882	605,798
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	166,610	185,778
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,542,641	1,623,876
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	755,937	772,542
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	809,943	828,724

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $33,331,068)		32,768,944

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management[11], 1.60%, (Identified Cost $7,167,882)	7,167,882	7,167,882

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $583,190,487)		610,171,318

TOTAL OPTIONS WRITTEN — 0.0%##
(Premiums Received $200,064)		(156,074)

TOTAL INVESTMENTS - 99.9%		610,015,244
OTHER ASSETS, LESS LIABILITIES - 0.1%		423,604

NET ASSETS - 100%		$610,438,848

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTION WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Regeneron Pharmaceuticals, Inc.	42	5/18/18	$360.00	1,275	$(2,058)
Seattle Genetics, Inc.	279	5/18/18	55.00	1,428	(32,364)
Zayo Group Holdings, Inc.	384	5/18/18	40.00	1,394	(3,840)

					(38,262)

Put
Skyworks Solutions, Inc.	181	5/11/18	85.00	1,570	(38,010)
Booking Holdings, Inc.	7	5/18/18	1,990.00	1,525	(11,305)
Electronic Arts, Inc.	139	5/18/18	110.00	1,640	(21,962)
Texas Instruments, Inc.	165	5/18/18	92.00	1,674	(5,775)
Qorvo, Inc.	244	5/18/18	62.50	1,645	(30,500)
Alibaba Group Holding, Ltd.	95	5/25/18	160.00	1,696	(10,260)

					(117,812)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(156,074)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $67,157,756, or 11.0% of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

3A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2018, the total value of such securities was $12,257,961.

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired November 3, 2017 at a cost of $198,960 ($99.48 per share). This security has been sold under Rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $199,500, or less than 0.1% of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

9Illiquid security - This security was acquired November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $201,806, or less than 0.1% of the Series’ net assets as of April 30, 2018 (see Note 2 to the financial statements).

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2018.

11Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $583,190,487) (Note 2)	$610,171,318
Foreign currency, at value (identified cost $270,489)	271,266
Interest receivable	2,253,691
Receivable for securities sold	507,554
Foreign tax reclaims receivable	455,510
Dividends receivable	326,750
Receivable for fund shares sold	159,932
Prepaid and other expenses	25,902

TOTAL ASSETS	614,171,923

LIABILITIES:

Accrued management fees (Note 3)	370,365
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2) (Note 3)	101,895
Accrued shareholder services fees (Class S) (Note 3)	72,969
Accrued fund accounting and administration fees (Note 3)	61,346
Accrued Directors’ fees (Note 3)	3,204
Accrued Chief Compliance Officer service fees (Note 3)	363
Options written, at value (premiums received $200,064) (Note 2)	156,074
Payable for securities purchased	2,570,029
Payable for fund shares repurchased	263,120
Other payables and accrued expenses	133,710

TOTAL LIABILITIES	3,733,075

TOTAL NET ASSETS	$610,438,848

NET ASSETS CONSIST OF:

Capital stock	$474,984
Additional paid-in-capital	558,004,959
Undistributed net investment income	1,654,832
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	23,287,416
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	27,016,657

TOTAL NET ASSETS	$610,438,848

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2018 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($352,298,518/20,589,435 shares)	$17.11

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($129,199,194/14,044,929 shares)	$9.20

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($12,331,579/1,150,267 shares)	$10.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($116,609,557/11,713,804 shares)	$9.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$4,684,448
Dividends (net of foreign taxes withheld, $212,227)	1,878,504

Total Investment Income	6,562,952

EXPENSES:

Management fees (Note 3)	2,423,871
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	617,792
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	32,948
Shareholder services fees (Class S) (Note 3)	469,267
Fund accounting and administration fees (Note 3)	80,242
Directors’ fees (Note 3)	26,916
Chief Compliance Officer service fees (Note 3)	2,072
Custodian fees	41,295
Miscellaneous	208,174

Total Expenses	3,902,577
Less reduction of expenses (Note 3)	(39,115)

Net Expenses	3,863,462

NET INVESTMENT INCOME	2,699,490

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	23,179,721
Options written	816,459
Foreign currency and translation of other assets and liabilities	18,543

24,014,723

Net change in unrealized appreciation (depreciation) on-
Investments in securities	(27,218,442)
Options written	(12,422)
Foreign currency and translation of other assets and liabilities	14,738

(27,216,126)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(3,201,403)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(501,913)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,699,490	$8,264,146
Net realized gain (loss) on investments and foreign currency	24,014,723	71,758,599
Net realized gain (loss) from in-kind redemptions	—	17,004,207
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(27,216,126)	3,708,567

Net increase (decrease) from operations	(501,913)	100,735,519

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,395,275)	(2,292,566)
From net investment income (Class I)	(1,210,380)	(5,110,490)
From net investment income (Class R)	(61,762)	(145,224)
From net investment income (Class R2)	(322,230)	(329,287)
From net realized gain on investments (Class S)	(21,909,239)	(4,529,115)
From net realized gain on investments (Class I)	(13,484,080)	(6,215,832)
From net realized gain on investments (Class R)	(1,199,857)	(338,171)
From net realized gain on investments (Class R2)	(11,866,877)	(2,211,856)

Total distributions to shareholders	(51,449,700)	(21,172,541)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(30,470,550)	(443,218,271)

Net decrease in net assets	(82,422,163)	(363,655,293)

NET ASSETS:

Beginning of period	692,861,011	1,056,516,304

End of period (including undistributed net investment income of $1,654,832 and $1,944,989, respectively)	$610,438,848	$692,861,011

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.22	$16.62	$16.42	$18.28	$18.10	$16.01

Income (loss) from investment operations:
Net investment income[1]	0.08	0.15	0.14	0.16	0.19	0.17
Net realized and unrealized gain (loss) on investments	(0.10)	1.70	0.37	(0.56)	1.02	2.56

Total from investment operations	(0.02)	1.85	0.51	(0.40)	1.21	2.73

Less distributions to shareholders:
From net investment income	(0.07)	(0.09)	(0.09)	(0.11)	(0.13)	(0.14)
From net realized gain on investments	(1.02)	(0.16)	(0.22)	(1.35)	(0.90)	(0.50)

Total distributions to shareholders	(1.09)	(0.25)	(0.31)	(1.46)	(1.03)	(0.64)

Net asset value - End of period	$17.11	$18.22	$16.62	$16.42	$18.28	$18.10

Net assets - End of period
(000’s omitted)	$352,299	$400,117	$498,344	$718,811	$872,014	$820,370

Total return[2]	(0.16%)	11.26%	3.23%	(2.16%)	7.08%	17.56%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.08%	1.07%	1.07%	1.06%	1.06%
Net investment income	0.93%[3]	0.89%	0.86%	0.96%	1.04%	1.03%
Series portfolio turnover	39%	79%	63%	66%	65%	64%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.31	$9.53	$9.57	$11.30	$11.60	$10.50

Income (loss) from investment operations:
Net investment income[1]	0.06	0.11	0.10	0.12	0.15	0.14
Net realized and unrealized gain (loss) on investments	(0.06)	0.96	0.21	(0.34)	0.62	1.64

Total from investment operations	—	1.07	0.31	(0.22)	0.77	1.78

Less distributions to shareholders:
From net investment income	(0.09)	(0.13)	(0.13)	(0.16)	(0.17)	(0.18)
From net realized gain on investments	(1.02)	(0.16)	(0.22)	(1.35)	(0.90)	(0.50)

Total distributions to shareholders	(1.11)	(0.29)	(0.35)	(1.51)	(1.07)	(0.68)

Net asset value - End of period	$9.20	$10.31	$9.53	$9.57	$11.30	$11.60

Net assets - End of period (000’s omitted)	$129,199	$147,257	$386,926	$545,570	$659,331	$547,522

Total return[2]	(0.02%)	11.56%	3.52%	(1.91%)	7.32%	17.80%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	1.19%[3]	1.15%	1.12%	1.22%	1.29%	1.27%
Series portfolio turnover	39%	79%	63%	66%	65%	64%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.82	$10.88	$10.87	$12.62	$12.83	$11.54

Income (loss) from investment operations:
Net investment income[1]	0.04	0.07	0.06	0.08	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.07)	1.10	0.24	(0.38)	0.70	1.82

Total from investment operations	(0.03)	1.17	0.30	(0.30)	0.80	1.91

Less distributions to shareholders:
From net investment income	(0.05)	(0.07)	(0.07)	(0.10)	(0.11)	(0.12)
From net realized gain on investments	(1.02)	(0.16)	(0.22)	(1.35)	(0.90)	(0.50)

Total distributions to shareholders	(1.07)	(0.23)	(0.29)	(1.45)	(1.01)	(0.62)

Net asset value - End of period	$10.72	$11.82	$10.88	$10.87	$12.62	$12.83

Net assets - End of period (000’s omitted)	$12,332	$15,358	$24,692	$40,379	$65,563	$58,700

Total return[2]	(0.27%)	10.97%	2.93%	(2.39%)	6.81%	17.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.35%[3]	1.33%	1.32%	1.32%	1.31%	1.31%
Net investment income	0.68%[3]	0.65%	0.61%	0.71%	0.79%	0.77%
Series portfolio turnover	39%	79%	63%	66%	65%	64%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.05	$10.19	$10.21	$11.95	$12.21	$11.02

Income (loss) from investment operations:
Net investment income[1]	0.01	0.01	0.01	0.02	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.06)	1.03	0.22	(0.36)	0.67	1.73

Total from investment operations	(0.05)	1.04	0.23	(0.34)	0.70	1.76

Less distributions to shareholders:
From net investment income	(0.03)	(0.02)	(0.03)	(0.05)	(0.06)	(0.07)
From net realized gain on investments	(1.02)	(0.16)	(0.22)	(1.35)	(0.90)	(0.50)

Total distributions to shareholders	(1.05)	(0.18)	(0.25)	(1.40)	(0.96)	(0.57)

Net asset value - End of period	$9.95	$11.05	$10.19	$10.21	$11.95	$12.21

Net assets - End of period (000’s omitted)	$116,610	$130,130	$146,554	$165,898	$164,191	$124,854

Total return[2]	(0.54%)	10.42%	2.43%	(2.91%)	6.28%	16.65%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.85%[3]	1.83%	1.82%	1.82%	1.81%	1.81%
Net investment income	0.18%[3]	0.14%	0.11%	0.21%	0.29%	0.27%
Series portfolio turnover	39%	79%	63%	66%	65%	64%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD 11/1/17-4/30/18*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,036.10	$5.55	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,036.90	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$1,035.00	$6.81	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R2
Actual	$1,000.00	$1,031.90	$9.32	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2018 (unaudited)

Sector Allocation[4]
Information Technology	19.7%
Health Care	17.4%
Consumer Staples	12.5%
Consumer Discretionary	12.4%
Materials	8.5%
Financials	7.9%
Industrials	5.3%
Real Estate	3.6%
Energy	3.6%
Telecommunication Services	1.7%
Utilities	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Medtronic plc	2.1%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
O’Reilly Automotive, Inc.	1.9%
Incyte Corp.	1.9%
Qorvo, Inc.	1.8%
Facebook, Inc. - Class A	1.8%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1.6%
Diageo plc (United Kingdom)	1.6%
Alibaba Group Holding Ltd. - ADR (China)	1.5%

5As a percentage of total investments.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 88.7%

Consumer Discretionary - 11.9%
Automobiles - 0.0%##
Suzuki Motor Corp. (Japan)[1]	2,400	$128,995

Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	133,000	126,868

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	2,450	138,478
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	5,700	94,143

		232,621
Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	2,860	150,670

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	2,615	4,095,430
Booking Holdings, Inc.*	3,875	8,439,750

		12,535,180
Leisure Products - 0.1%
Trigano S.A. (France)[1]	940	177,139
Yamaha Corp. (Japan)[1]	1,800	86,855

		263,994
Media - 1.1%
Quebecor, Inc. - Class B (Canada)	90,630	1,689,849
Shaw Communications, Inc. - Class B (Canada)	146,575	3,012,667

		4,702,516
Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	9,225	85,582

Specialty Retail - 5.7%
AutoZone, Inc.*	7,380	4,608,958
Dick’s Sporting Goods, Inc.	128,055	4,237,340
Fnac Darty S.A. (France)*[1]	1,260	135,194
Industria de Diseno Textil S.A. (Spain)[1]	111,015	3,441,260
Maisons du Monde S.A. (France)[1,2]	2,275	92,443
O’Reilly Automotive, Inc.*	32,735	8,382,451
Ulta Beauty, Inc.*	17,815	4,469,962

		25,367,608
Textiles, Apparel & Luxury Goods - 2.1%
ANTA Sports Products Ltd. (China)[1]	24,000	136,949
lululemon athletica, Inc.*	43,796	4,370,841
NIKE, Inc. - Class B	67,960	4,647,784

		9,155,574

Total Consumer Discretionary		52,749,608
Consumer Staples - 12.5%
Beverages - 5.6%
Ambev S.A. - ADR (Brazil)	855,777	5,665,244
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	71,147	7,067,281
The Coca-Cola Co.	109,177	4,717,538
Diageo plc (United Kingdom)[1]	196,315	7,003,522
Treasury Wine Estates Ltd. (Australia)[1]	10,069	143,825

		24,597,410
Food & Staples Retailing - 0.8%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	2,000	89,092
Raia Drogasil S.A. (Brazil)	5,570	109,263
Sprouts Farmers Market, Inc.*	125,775	3,148,148

		3,346,503
Food Products - 2.8%
Campbell Soup Co.	124,461	5,075,520
Danone S.A. (France)[1]	2,261	183,154
Kerry Group plc - Class A (Ireland)[1]	1,835	186,582
Mondelez International, Inc. - Class A	73,230	2,892,585
Nestle S.A. (Switzerland)[1]	53,020	4,107,464

		12,445,305
Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	39,010	4,413,518
Unilever plc - ADR (United Kingdom)	90,194	5,048,158

		9,461,676
Tobacco - 1.2%
Altria Group, Inc.	47,315	2,654,845
British American Tobacco plc - ADR (United Kingdom)	2,385	130,269
Philip Morris International, Inc.	30,230	2,478,860

		5,263,974

Total Consumer Staples		55,114,868
Energy - 2.7%
Energy Equipment & Services - 2.4%
Diamond Offshore Drilling, Inc.*	84,040	1,545,496
Ensco plc - Class A	116,955	660,796
Schlumberger Ltd.	82,103	5,628,982
Transocean Ltd.*	224,127	2,772,451

		10,607,725
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	7,425	78,185
China Petroleum & Chemical Corp. - Class H (China)[1]	96,000	93,491
Eni SpA (Italy)[1]	4,655	90,998

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Galp Energia SGPS S.A. (Portugal)[1]	9,295	$178,399
Repsol S.A. (Spain)[1]	7,100	135,488
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,560	185,395
SK Innovation Co. Ltd. (South Korea)[1]	520	95,288
Suncor Energy, Inc. (Canada)	2,390	91,397
TOTAL S.A. (France)[1]	2,245	141,102
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	4,490	85,579
Vermilion Energy, Inc. (Canada)	2,615	88,392
YPF S.A. - ADR (Argentina)	3,930	86,028

		1,349,742

Total Energy		11,957,467
Financials - 6.7%
Banks - 2.3%
Banco Comercial Portugues S.A. (Portugal)*[1]	252,150	84,408
Bankia S.A. (Spain)[1]	490,723	2,153,099
BPER Banca (Italy)[1]	17,655	101,913
CaixaBank S.A. (Spain)[1]	688,875	3,349,907
Credit Agricole S.A. (France)[1]	10,755	177,106
Erste Group Bank AG (Austria)[1]	2,725	133,257
Eurobank Ergasias S.A. (Greece)*[1]	115,445	145,716
FinecoBank Banca Fineco S.p.A. (Italy)[1]	291,450	3,470,517
Grupo Financiero Galicia S.A. - ADR (Argentina)	1,440	92,045
Grupo Supervielle S.A. - ADR (Argentina)	2,915	81,445
Itau Unibanco Holding S.A. (Brazil)	8,900	129,237
Jyske Bank A/S (Denmark)[1]	1,730	103,592
KBC Group N.V. (Belgium)[1]	2,030	176,488
Sydbank A/S (Denmark)[1]	2,505	92,605

		10,291,335
Capital Markets - 4.4%
Amundi S.A. (France)[1,2]	2,770	235,574
Banca Generali S.p.A. (Italy)[1]	4,410	143,057
BlackRock, Inc.	7,485	3,903,427
Bolsas y Mercados Argentinos S.A. (Argentina)	8,875	162,661
The Charles Schwab Corp.	117,850	6,561,888
E*TRADE Financial Corp.*	75,520	4,582,554
Euronext N.V. (Netherlands)[1,2]	3,505	251,253
Julius Baer Group Ltd. (Switzerland)[1]	55,825	3,313,123
Natixis S.A. (France)[1]	20,960	172,143

		19,325,680
Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	3,880	194,073

Total Financials		29,811,088
Health Care - 17.2%
Biotechnology - 6.2%
Biogen, Inc.*	12,405	3,394,008
BioMarin Pharmaceutical, Inc.*	71,748	5,991,675
Incyte Corp.*	133,785	8,286,643
Regeneron Pharmaceuticals, Inc.*	14,925	4,532,424
Seattle Genetics, Inc.*	67,620	3,461,468
Vertex Pharmaceuticals, Inc.*	11,472	1,757,052

		27,423,270
Health Care Equipment & Supplies - 2.9%
Intuitive Surgical, Inc.*	8,170	3,601,173
Medtronic plc	117,280	9,397,646

		12,998,819
Health Care Providers & Services - 1.3%
DaVita, Inc.*	50,220	3,153,314
Fleury S.A. (Brazil)	15,980	119,102
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	20,613	2,091,616
Orpea (France)[1]	1,140	146,086

		5,510,118
Life Sciences Tools & Services - 1.9%
QIAGEN N.V.*	164,339	5,375,529
QIAGEN N.V.*[1]	4,108	134,378
Tecan Group AG (Switzerland)[1]	470	103,342
Thermo Fisher Scientific, Inc.	12,285	2,584,150

		8,197,399
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	29,675	1,546,958
Johnson & Johnson	43,405	5,490,298
Merck & Co., Inc.	36,185	2,130,211
Novartis AG - ADR (Switzerland)	79,500	6,096,855
Perrigo Co. plc	83,350	6,512,969

		21,777,291

Total Health Care		75,906,897
Industrials - 5.1%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	8,670	72,744
Air Freight & Logistics - 1.1%
FedEx Corp.	18,645	4,609,044
Airlines - 0.1%
Azul S.A. - ADR (Brazil)*	3,845	119,195

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines (continued)
Ryanair Holdings plc - ADR (Ireland)*	570	$62,683

		181,878
Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	4,235	221,579
Daikin Industries Ltd. (Japan)[1]	1,100	128,497
Geberit AG (Switzerland)[1]	320	136,554

		486,630
Commercial Services & Supplies - 0.8%
Advanced Disposal Services, Inc.*	139,945	3,084,388
China Everbright International Ltd. (China)[1]	132,000	185,151
Elis S.A. (France)[1]	5,870	140,389
SPIE S.A. (France)[1]	8,330	188,483

		3,598,411
Construction & Engineering - 1.1%
Eiffage S.A. (France)[1]	1,670	198,783
FLSmidth & Co. A/S (Denmark)[1]	1,120	69,180
Vinci S.A. (France)[1]	46,630	4,662,233

		4,930,196
Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	2,090	162,629
Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	2,765	351,140
Machinery - 0.3%
FANUC Corp. (Japan)[1]	391	83,756
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	400	44,281
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	515	42,769
Jungheinrich AG (Germany)[1]	4,890	206,221
KION Group AG (Germany)[1]	2,670	222,557
Metso OYJ (Finland)[1]	6,460	229,590
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	6,215	42,484
The Weir Group plc (United Kingdom)[1]	11,120	325,394

		1,197,052
Professional Services - 0.7%
Equifax, Inc.	27,170	3,044,398
Randstad Holding N.V. (Netherlands)[1]	3,305	212,721

		3,257,119
Road & Rail - 0.6%
Genesee & Wyoming, Inc. - Class A*	39,290	2,797,448
Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	6,080	168,859
Brenntag AG (Germany)[1]	2,327	133,272
Howden Joinery Group plc (United Kingdom)[1]	11,115	72,748
Kanamoto Co. Ltd. (Japan)[1]	2,600	88,842

		463,721
Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	1,785	367,939
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,200	53,803
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	530	55,210

		476,952

Total Industrials		22,584,964

Information Technology - 19.5%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	7,830	131,381
Hexagon A.B. - Class B (Sweden)[1]	2,315	133,666
Hitachi Ltd. (Japan)[1]	32,000	233,554
Hollysys Automation Technologies Ltd. (China)	4,335	95,630
Keyence Corp. (Japan)[1]	692	421,967

		1,016,198
Internet Software & Services - 5.3%
Alibaba Group Holding Ltd. - ADR (China)*	37,365	6,671,147
Alphabet, Inc. - Class A*	2,410	2,454,778
Alphabet, Inc. - Class C*	2,425	2,467,025
Facebook, Inc. - Class A*	45,004	7,740,688
NetEase, Inc. - ADR (China)	360	92,545
Tencent Holdings Ltd. - Class H
(China)[1]	81,709	4,017,054

		23,443,237
IT Services - 4.3%
Amdocs Ltd.	67,105	4,512,811
InterXion Holding N.V. (Netherlands)*	2,100	136,542
Luxoft Holding, Inc.*	865	34,903
Mastercard, Inc. - Class A	34,400	6,132,488
Pagseguro Digital Ltd. - Class A (Brazil)*	60,760	2,019,055
Sopra Steria Group (France)[1]	1,095	233,736
Visa, Inc. - Class A	47,455	6,021,090

		19,090,625
Semiconductors & Semiconductor Equipment - 3.4%
Qorvo, Inc.*	121,130	8,164,162
Skyworks Solutions, Inc.	41,105	3,566,270

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	30,365	$3,079,922

		14,810,354
Software - 6.3%
Adobe Systems, Inc.*	18,530	4,106,248
Atlassian Corp. plc - Class A*	54,785	3,066,864
Dassault Systemes S.E. (France)[1]	1,000	129,590
Electronic Arts, Inc.*	38,415	4,532,202
Microsoft Corp.	69,385	6,488,885
Nexon Co. Ltd. (Japan)*[1]	12,800	186,258
ServiceNow, Inc.*	53,135	8,827,849
Sophos Group plc (United Kingdom)[1,2]	20,860	142,438
Temenos Group AG (Switzerland)[1]	750	94,371

		27,574,705

Total Information Technology		85,935,119
Materials - 8.2%
Chemicals - 3.9%
Akzo Nobel N.V. (Netherlands)[1]	44,955	4,071,045
Axalta Coating Systems Ltd.*	99,650	3,079,185
CF Industries Holdings, Inc.	107,080	4,154,704
Croda International plc (United Kingdom)[1]	2,722	166,513
Mexichem S.A.B. de C.V. (Mexico)	22,900	71,570
Olin Corp.	89,205	2,693,099
RPM International, Inc.	61,465	2,968,760
Solvay S.A. (Belgium)[1]	1,470	204,433

		17,409,309
Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	4,230	87,730
Wienerberger AG (Austria)[1]	7,400	186,464

		274,194
Containers & Packaging - 2.2%
Ball Corp.	129,312	5,184,118
Sealed Air Corp.	101,355	4,444,417

		9,628,535
Metals & Mining - 2.0%
Antofagasta plc (Chile)[1]	96,175	1,284,995
First Quantum Minerals Ltd. (Zambia)	65,840	948,666
Freeport-McMoRan, Inc.	201,595	3,066,260
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	65,410	216,564
Lundin Mining Corp. (Canada)	165,375	1,094,815
Southern Copper Corp. (Peru)	44,055	2,326,545

		8,937,845

Total Materials		36,249,883
Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.4%
Acadia Realty Trust	1,170	27,612
Agree Realty Corp.	695	33,972
Alexandria Real Estate Equities, Inc.	380	47,337
American Campus Communities, Inc.	1,550	60,620
American Homes 4 Rent - Class A	4,885	98,677
American Tower Corp.	36,675	5,001,003
Americold Realty Trust	1,340	27,617
Apartment Investment & Management Co. - Class A	1,800	73,080
Apple Hospitality REIT, Inc.	2,410	43,356
AvalonBay Communities, Inc.	1,150	187,450
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	1,130	23,955
Bluerock Residential Growth REIT, Inc.	3,005	27,015
Boston Properties, Inc.	970	117,768
Brandywine Realty Trust	3,860	62,185
CatchMark Timber Trust, Inc. - Class A	7,440	97,018
Chesapeake Lodging Trust	1,245	36,777
Colony NorthStar, Inc. - Class A	5,787	35,359
Columbia Property Trust, Inc.	1,450	30,972
Community Healthcare Trust, Inc.	2,835	72,292
CoreCivic, Inc.	4,195	84,571
Cousins Properties, Inc.	14,620	129,972
Crown Castle International Corp.	675	68,087
CubeSmart	1,940	57,114
Digital Realty Trust, Inc.	1,430	151,137
EastGroup Properties, Inc.	240	21,547
Equinix, Inc.	650	273,514
Equity LifeStyle Properties, Inc.	735	65,533
Equity Residential	1,480	91,331
Essex Property Trust, Inc.	250	59,922
Extra Space Storage, Inc.	1,010	90,486
First Industrial Realty Trust, Inc.	2,965	92,241
Forest City Realty Trust, Inc. - Class A	2,240	44,934
Getty Realty Corp.	1,495	37,450
GGP, Inc.	2,400	47,976
Global Medical REIT, Inc.	3,375	26,291
HCP, Inc.	3,885	90,754
Healthcare Trust of America, Inc. - Class A	2,055	51,354

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Hibernia REIT plc (Ireland)[1]	26,485	$47,463
Host Hotels & Resorts, Inc.	4,945	96,724
Independence Realty Trust, Inc.	4,875	45,825
Invitation Homes, Inc.	4,251	98,368
Lamar Advertising Co. - Class A	595	37,907
Life Storage, Inc.	310	27,416
The Macerich Co.	610	35,148
Mid-America Apartment Communities, Inc.	1,190	108,837
National Retail Properties, Inc.	925	35,187
Outfront Media, Inc.	1,630	30,562
Physicians Realty Trust	5,460	81,572
Plymouth Industrial REIT, Inc.	730	12,556
Prologis, Inc.	3,570	231,729
Public Storage	620	125,104
Regency Centers Corp.	889	52,318
Rexford Industrial Realty, Inc.	910	27,800
SBA Communications Corp.*	31,860	5,104,928
Simon Property Group, Inc.	1,640	256,398
STAG Industrial, Inc.	2,915	71,622
STORE Capital Corp.	1,460	36,836
Sun Communities, Inc.	965	90,565
Sunstone Hotel Investors, Inc.	3,830	59,748
Terreno Realty Corp.	750	27,862
UDR, Inc.	3,015	108,992
UMH Properties, Inc.	2,530	34,231
Unibail-Rodamco S.E. (France)[1]	775	186,054
Urban Edge Properties	4,055	83,411
Ventas, Inc.	830	42,679
VEREIT, Inc.	5,665	38,522
Vornado Realty Trust	1,755	119,393
Welltower, Inc.	1,045	55,845
Weyerhaeuser Co.	1,502	55,244

		15,055,125

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	2,810	175,710

Total Real Estate		15,230,835

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Iliad S.A. (France)[1]	665	133,202
Zayo Group Holdings, Inc.*	162,240	5,889,312

Total Telecommunication Services		6,022,514

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	1,460	83,278

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	211,000	207,248
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	460,000	204,287

		411,535

Total Utilities		494,813

TOTAL COMMON STOCKS (Identified Cost $342,290,702)		392,058,056

CORPORATE BONDS - 4.0%

Non-Convertible Corporate Bonds - 4.0%
Consumer Discretionary - 0.5%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	75,000	66,188

Household Durables - 0.1%
Century Communities, Inc., 5.875%, 7/15/2025	124,000	117,955
Meritage Homes Corp., 5.125%, 6/6/2027	80,000	75,900
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	60,000	60,075
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	54,000	54,742
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	55,000	54,312
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	89,000	86,330

		449,314

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	720,000	697,947

Media - 0.2%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	50,000	48,685
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	35,000	35,175
CSC Holdings, LLC, 5.25%, 6/1/2024	117,000	109,614
Discovery Communications LLC, 5.20%, 9/20/2047	480,000	469,476
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	191,000

		853,950

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	60,000	57,600

Total Consumer Discretionary		2,124,999

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	132,000	$124,080

First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	30,000	28,725

Total Consumer Staples		152,805

Energy - 0.9%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	60,000	60,900
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	97,000	92,999

		153,899

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	650,000	693,380
Cheniere Energy Partners LP2,5.25%, 10/1/2025	85,000	83,088
DCP Midstream Operating LP2, 9.75%, 3/15/2019	35,000	36,838
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	102,000	103,275
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	94,000	99,640
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	86,000	85,140
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	120,000	96,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	590,000	700,210
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	730,000	669,410
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	50,000	51,766
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	650,000	705,906
SemGroup Corp., 6.375%, 3/15/2025	110,000	104,775
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	62,000	60,295
Southwestern Energy Co.[4], 6.70%, 1/23/2025	74,000	72,520
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	89,000	90,335

		3,652,578

Total Energy		3,806,477

Financials - 1.2%
Banks - 0.8%
Bank of America Corp., 4.00%, 1/22/2025	710,000	701,762
Citigroup, Inc., 8.125%, 7/15/2039	480,000	695,197
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	750,000	700,550
JPMorgan Chase & Co., 6.30%, 4/23/2019	680,000	703,977
Popular, Inc., 7.00%, 7/1/2019	95,000	96,662
Santander Holdings USA, Inc., 3.40%, 1/18/2023	480,000	465,073

		3,363,221

Capital Markets - 0.2%
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	690,000	703,591

Consumer Finance - 0.0%##
Ally Financial, Inc., 3.50%, 1/27/2019	60,000	59,970
SLM Corp., 5.125%, 4/5/2022	75,000	75,750

		135,720

Diversified Financial Services - 0.1%
Aircastle Ltd., 6.25%, 12/1/2019	35,000	36,356
International Lease Finance Corp., 6.25%, 5/15/2019	130,000	134,265
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	66,000	64,020
Navient Corp., 7.25%, 9/25/2023	50,000	52,250
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	90,000	91,800
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	91,000	87,132

		465,823

Insurance - 0.1%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	440,000	468,050

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	55,000	55,962

Total Financials		5,192,367

Health Care - 0.2%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	66,000	65,670

Health Care Providers & Services - 0.2%
DaVita, Inc., 5.00%, 5/1/2025	94,000	89,084
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	38,000	38,488
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	450,000	462,915

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	60,000	$59,400
Tenet Healthcare Corp., 6.00%, 10/1/2020	35,000	36,122

		686,009

Total Health Care		751,679

Industrials - 0.1%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	62,000	62,620

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	97,000	99,396

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	85,000	86,912

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	85,000	85,319

Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	91,000	91,228
Xerium Technologies, Inc., 9.50%, 8/15/2021	74,000	77,145

		168,373

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	120,000	117,900

Total Industrials		620,520

Information Technology - 0.3%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	750,000	706,117
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	490,000	465,646

		1,171,763

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	97,000	93,362

Total Information Technology		1,265,125

Materials - `0.3%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	86,000	88,150

Metals & Mining - 0.3%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	490,000	461,618
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	420,000	470,760
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	145,000	143,550
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	190,000	193,477

		1,269,405

Total Materials		1,357,555

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITS) - 0.0%## iStar, Inc., 5.25%, 9/15/2022	70,000	67,900

Real Estate Management & Development - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	480,000	461,474
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	90,000	89,100

		550,574

Total Real Estate		618,474

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027	440,000	436,801
Verizon Communications, Inc., 5.50%, 3/16/2047	660,000	703,586

		1,140,387

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	136,000	132,940
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	153,000	147,645
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	27,000	27,759

		308,344

Total Telecommunication Services		1,448,731

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	215,000	224,137
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	201,000

Total Utilities		425,137

TOTAL CORPORATE BONDS
(Identified Cost $18,156,291)		17,763,869

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	17,125	$182,724
iShares MSCI Eurozone ETF	6,305	279,501

TOTAL MUTUAL FUNDS
(Identified Cost $408,490)		462,225

U.S. TREASURY SECURITIES - 5.9%

U.S. Treasury Bonds - 1.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,748,000	2,329,620
U.S. Treasury Bond, 4.75%, 2/15/2037	2,748,000	3,445,734
U.S. Treasury Bond, 3.00%, 5/15/2047	1,150,000	1,128,842
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,164,509	1,132,231

Total U.S. Treasury Bonds
(Identified Cost $8,468,778)		8,036,427

U.S. Treasury Notes - 4.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,119,592	1,110,198
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,132,861	1,106,544
U.S. Treasury Note, 1.25%, 7/31/2023	11,811,000	10,912,257
U.S. Treasury Note, 2.375%, 5/15/2027	4,877,000	4,661,345

Total U.S. Treasury Notes (Identified Cost $18,136,742)		17,790,344

TOTAL U.S. TREASURY SECURITIES (Identified Cost $26,605,520)		25,826,771

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management[7], 1.60%, (Identified Cost $5,549,988)	5,549,988	5,549,988

TOTAL INVESTMENTS - 100.0% (Identified Cost $393,010,991)		441,660,909
OTHER ASSETS, LESS LIABILITIES - 0.0%##		217,435

NET ASSETS - 100%		$441,878,344

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $7,582,507, or 1.7% of the Series’ net assets as of April 30, 2018 (See Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Floating rate security. Rate shown is the rate in effect as of April 30, 2018.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2018.

7Rate shown is the current yield as of April 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $393,010,991) (Note 2)	$441,660,909
Foreign currency, at value (identified cost $1,158)	1,148
Foreign tax reclaims receivable	688,333
Interest receivable	427,913
Dividends receivable	340,804
Receivable for securities sold	231,337
Receivable for fund shares sold	187,516
Prepaid expenses	19,628

TOTAL ASSETS	443,557,588

LIABILITIES:

Accrued management fees (Note 3)	260,102
Accrued shareholder services fees (Class S) (Note 3)	55,998
Accrued distribution and service (Rule 12b-1) fees (Class R) (Class R2)(Note 3)	51,918
Accrued fund accounting and administration fees (Note 3)	40,300
Accrued Directors’ fees (Note 3)	2,369
Accrued Chief Compliance Officer service fees (Note 3)	351
Payable for securities purchased	957,968
Payable for fund shares repurchased	190,494
Other payables and accrued expenses	119,744

TOTAL LIABILITIES	1,679,244

TOTAL NET ASSETS	$441,878,344

NET ASSETS CONSIST OF:

Capital stock	$289,081
Additional paid-in-capital	364,516,765
Undistributed net investment income	561,586
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	27,872,494
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	48,638,418

TOTAL NET ASSETS	$441,878,344

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2018 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($269,259,554/12,891,255 shares)	$20.89

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($101,923,858/9,807,740 shares)	$10.39

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($15,940,969/1,208,489 shares)	$13.19

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R2 ($54,753,963/5,000,646 shares)	$10.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $314,135)	$2,874,376
Interest	750,820

Total Investment Income	3,625,196

EXPENSES:

Management fees (Note 3)	1,755,015
Shareholder services fees (Class S) (Note 3)	360,849
Distribution and service (Rule 12b-1) fees (Class R2) (Note 3)	279,928
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	40,457
Fund accounting and administration fees (Note 3)	55,770
Directors’ fees (Note 3)	19,591
Chief Compliance Officer service fees (Note 3)	2,060
Custodian fees	34,442
Miscellaneous	192,295

Total Expenses	2,740,407
Less reduction of expenses (Note 3)	(73,671)

Total Expenses	2,666,736

NET INVESTMENT INCOME	958,460

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	28,721,580
Foreign currency and translation of other assets and liabilities	(7,054)

28,714,526

Net change in unrealized appreciation (depreciation) on-
Investments	(11,942,359)
Foreign currency and translation of other assets and liabilities	8,445

(11,933,914)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	16,780,612

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,739,072

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)	FOR THE YEAR ENDED 10/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$958,460	$3,344,535
Net realized gain (loss) on investments and foreign currency	28,714,526	69,826,631
Net realized gain (loss) from In-kind redemption transactions	—	19,818,286
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(11,933,914)	23,288,158

Net increase from operations	17,739,072	116,277,610

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(440,845)	(600,809)
From net investment income (Class I)	(602,573)	(2,056,295)
From net investment income (Class R)	(22,417)	(53,919)
From net investment income (Class R2)	—	(55,249)
From net realized gain on investments (Class S)	(21,137,420)	(6,955,479)
From net realized gain on investments (Class I)	(14,499,932)	(10,738,795)
From net realized gain on investments (Class R)	(1,762,691)	(651,177)
From net realized gain on investments (Class R2)	(7,051,009)	(1,850,870)

Total distributions to shareholders	(45,516,887)	(22,962,593)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(24,234,729)	(345,403,390)

Net decrease in net assets	(52,012,544)	(252,088,373)

NET ASSETS:

Beginning of period	493,890,888	745,979,261

End of period (including undistributed net investment income of $561,586 and $668,961, respectively)	$441,878,344	$493,890,888

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.71	$18.71	$18.30	$20.86	$21.01	$17.00

Income (loss) from investment operations:
Net investment income[1]	0.05	0.09	0.03	0.09	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.72	3.32	0.59	(0.54)	1.60	4.29

Total from investment operations	0.77	3.41	0.62	(0.45)	1.69	4.37

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.02)	(0.05)	(0.04)	(0.04)
From net realized gain on investments	(1.56)	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)

Total distributions to shareholders	(1.59)	(0.41)	(0.21)	(2.11)	(1.84)	(0.36)

Net asset value - End of period	$20.89	$21.71	$18.71	$18.30	$20.86	$21.01

Net assets - End of period (000’s omitted)	$269,260	$306,055	$367,227	$503,378	$597,578	$530,510

Total return[2]	3.61%	18.60%	3.45%	(2.03%)	8.80%	26.13%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.10%	1.08%	1.08%	1.07%	1.07%
Net investment income	0.45%[3]	0.45%	0.15%	0.45%	0.45%	0.43%
Series portfolio turnover	34%	85%	49%	59%	74%	67%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.60	$10.19	$10.09	$12.51	$13.35	$10.95

Income (loss) from investment operations:
Net investment income[1]	0.04	0.08	0.04	0.08	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.37	1.78	0.32	(0.33)	0.96	2.72

Total from investment operations	0.41	1.86	0.36	(0.25)	1.05	2.80

Less distributions to shareholders:
From net investment income	(0.06)	(0.08)	(0.07)	(0.11)	(0.09)	(0.08)
From net realized gain on investments	(1.56)	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)

Total distributions to shareholders	(1.62)	(0.45)	(0.26)	(2.17)	(1.89)	(0.40)

Net asset value - End of period	$10.39	$11.60	$10.19	$10.09	$12.51	$13.35

Net assets - End of period (000’s omitted)	$101,924	$114,391	$301,846	$390,931	$504,866	$418,785

Total return[2]	3.69%	18.97%	3.69%	(1.82%)	9.10%	26.35%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.85%	0.83%	0.83%	0.82%	0.82%
Net investment income	0.70%[3]	0.72%	0.40%	0.71%	0.70%	0.66%
Series portfolio turnover	34%	85%	49%	59%	74%	67%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03%[3]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.28	$12.48	$12.28	$14.73	$15.39	$12.56

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	(0.01)	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.48	2.17	0.40	(0.38)	1.13	3.15

Total from investment operations	0.49	2.20	0.39	(0.35)	1.16	3.17

Less distributions to shareholders:
From net investment income	(0.02)	(0.03)	(0.00)[2]	(0.04)	(0.02)	(0.02)
From net realized gain on investments	(1.56)	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)

Total distributions to shareholders	(1.58)	(0.40)	(0.19)	(2.10)	(1.82)	(0.34)

Net asset value - End of period	$13.19	$14.28	$12.48	$12.28	$14.73	$15.39

Net assets - End of period (000’s omitted)	$15,941	$17,404	$22,153	$31,517	$38,166	$33,162

Total return[3]	3.50%	18.21%	3.26%	(2.28%)	8.53%	25.81%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.35%[4]	1.35%	1.33%	1.33%	1.32%	1.32%
Net investment income (loss)	0.21%[4]	0.22%	(0.10%)	0.20%	0.20%	0.14%
Series portfolio turnover	34%	85%	49%	59%	74%	67%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03%[4]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R2*

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE YEAR ENDED
	(UNAUDITED)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.13	$10.68	$10.60	$13.03	$13.86	$11.38

Income (loss) from investment operations:
Net investment loss[1]	(0.02)	(0.03)	(0.06)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.40	1.86	0.33	(0.34)	1.01	2.84

Total from investment operations	0.38	1.83	0.27	(0.37)	0.97	2.80

Less distributions to shareholders:
From net investment income	—	(0.01)	—	(0.00)[2]	(0.00)[2]	—
From net realized gain on investments	(1.56)	(0.37)	(0.19)	(2.06)	(1.80)	(0.32)

Total distributions to shareholders	(1.56)	(0.38)	(0.19)	(2.06)	(1.80)	(0.32)

Net asset value - End of period	$10.95	$12.13	$10.68	$10.60	$13.03	$13.86

Net assets - End of period (000’s omitted)	$54,754	$56,040	$54,753	$57,507	$55,781	$36,989

Total return[3]	3.19%	17.78%	2.62%	(2.76%)	8.06%	25.17%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.85%[4]	1.85%	1.83%	1.83%	1.82%	1.82%
Net investment loss	(0.30%)[4]	(0.31%)	(0.61%)	(0.30%)	(0.30%)	(0.35%)
Series portfolio turnover	34%	85%	49%	59%	74%	67%

*Effective March 1, 2017, Class C shares of the Series have been redesignated as Class R2 shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03%[4]	N/A	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue four classes of shares (Class S, I, R and R2). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, and 25 million have been designated in each of the Series as Class R2 common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$21,009,139	$18,781,922	$2,227,217	$—
Consumer Staples	23,381,932	14,608,656	8,773,276	—
Energy	14,047,790	13,634,038	413,752	—
Financials	23,561,860	23,561,860	—	—
Health Care	54,310,619	53,335,682	974,937	—
Industrials	18,856,950	18,856,950	—	—
Information Technology	55,079,674	53,333,898	1,745,776	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$13,999,283	$13,078,643	$920,640	$—
Real Estate	25,837,197	25,312,430	524,767	—
Telecommunication Services	2,652,078	2,652,078	—	—
Utilities	1,716,337	1,716,337	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	280,132,013	—	280,132,013	—
Corporate debt:
Consumer Discretionary	18,428,390	—	18,428,390	—
Consumer Staples	576,615	—	576,615	—
Energy	37,603,970	—	37,603,970	—
Financials	65,644,350	—	65,644,350	—
Health Care	7,149,426	—	7,149,426	—
Industrials	8,968,910	—	8,968,910	—
Information Technology	14,517,939	—	14,517,939	—
Materials	17,001,770	—	17,001,770	—
Real Estate	7,238,264	—	7,238,264	—
Telecommunication Services	15,185,284	—	15,185,284	—
Utilities	810,450	—	810,450	—
Asset-backed securities	41,587,554	—	41,587,554	—
Commercial mortgage-backed securities	77,508,398	—	77,508,398	—
Foreign government bonds	22,512,862	—	22,512,862	—
Mutual funds	12,337,047	12,337,047	—	—

Total assets	881,656,101	251,209,541	630,446,560	—

Liabilities:
Other financial instruments*:
Equity contracts	(103,323)	(75,803)	(27,520)	—

Total liabilities	(103,323)	(75,803)	(27,520)	—

Total	$881,552,778	$251,133,738	$630,419,040	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$20,506,309	$15,927,594	$4,578,715	$—
Consumer Staples	22,184,316	8,959,163	13,225,153	—
Energy	10,999,002	10,156,030	842,972	—
Financials	15,939,345	12,613,263	3,326,082	—
Health Care	53,649,063	53,146,912	502,151	—
Industrials	13,714,920	8,702,844	5,012,076	—
Information Technology	60,797,916	55,991,775	4,806,141	—
Materials	12,170,849	9,864,362	2,306,487	—
Real Estate	16,874,694	16,243,714	630,980	—
Telecommunication Services	3,855,391	3,726,195	129,196	—
Utilities	563,985	92,690	471,295	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	169,064,594	—	169,064,594	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Consumer Discretionary	$10,786,931	$—	$10,786,931	$—
Consumer Staples	443,288	—	443,288	—
Energy	23,777,338	—	23,777,338	—
Financials	39,072,335	—	39,072,335	—
Health Care	1,159,079	—	1,159,079	—
Industrials	5,306,151	—	5,306,151	—
Information Technology	8,176,120	—	8,176,120	—
Materials	7,641,692	—	7,641,692	—
Real Estate	4,134,572	—	4,134,572	—
Telecommunication Services	8,628,484	—	8,628,484	—
Utilities	715,163	—	715,163	—
Asset-backed securities	23,795,592	—	23,795,592	—
Commercial mortgage-backed securities	49,038,569	—	49,038,569	—
Foreign government bonds	15,008,394	—	15,008,394	—
Mutual funds	11,902,143	11,902,143	—	—

Total assets	609,906,235	207,326,685	402,579,550	—

Liabilities:
Other financial instruments*:
Equity contracts	(116,768)	(85,318)	(31,450)	—

Total liabilities	(116,768)	(85,318)	(31,450)	—

Total	$609,789,467	$207,241,367	$402,548,100	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$27,426,078	$21,277,563	$6,148,515	$—
Consumer Staples	29,742,092	12,292,708	17,449,384	—
Energy	14,863,456	13,743,430	1,120,026	—
Financials	21,215,773	16,815,678	4,400,095	—
Health Care	71,397,204	70,714,850	682,354	—
Industrials	18,490,507	11,832,041	6,658,466	—
Information Technology	81,925,589	75,541,540	6,384,049	—
Materials	16,014,036	12,941,560	3,072,476	—
Real Estate	20,468,457	19,690,016	778,441	—
Telecommunication Services	4,700,323	4,528,063	172,260	—
Utilities	752,064	124,917	627,147	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	142,659,400	—	142,659,400	—
Corporate debt:
Consumer Discretionary	9,054,921	—	9,054,921	—
Consumer Staples	425,428	—	425,428	—
Energy	18,593,464	—	18,593,464	—
Financials	30,013,704	—	30,013,704	—
Health Care	3,532,317	—	3,532,317	—
Industrials	3,777,164	—	3,777,164	—
Information Technology	6,243,430	—	6,243,430	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$6,188,625	$—	$6,188,625	$—
Real Estate	3,170,753	—	3,170,753	—
Telecommunication Services	6,728,639	—	6,728,639	—
Utilities	773,730	—	773,730	—
Asset-backed securities	19,396,393	—	19,396,393	—
Commercial mortgage-backed securities	34,495,193	—	34,495,193	—
Foreign government bonds	10,260,463	—	10,260,463	—
Mutual funds	7,862,115	7,862,115	—	—

Total assets	610,171,318	267,364,481	342,806,837	—

Liabilities:
Other financial instruments*:
Equity contracts	(156,074)	(114,224)	(41,850)	—

Total liabilities	(156,074)	(114,224)	(41,850)	—

Total	$610,015,244	$267,250,257	$342,764,987	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$52,749,608	$48,134,757	$4,614,851	$—
Consumer Staples	55,114,868	31,920,430	23,194,438	—
Energy	11,957,467	11,222,701	734,766	—
Financials	29,811,088	15,513,257	14,297,831	—
Health Care	75,906,897	73,431,475	2,475,422	—
Industrials	22,584,964	13,826,169	8,758,795	—
Information Technology	85,935,119	80,211,104	5,724,015	—
Materials	36,249,883	30,336,433	5,913,450	—
Real Estate	15,230,835	14,797,653	433,182	—
Telecommunication Services	6,022,514	5,889,312	133,202	—
Utilities	494,813	83,278	411,535	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	25,826,771	—	25,826,771	—
Corporate debt:
Consumer Discretionary	2,124,999	—	2,124,999	—
Consumer Staples	152,805	—	152,805	—
Energy	3,806,477	—	3,806,477	—
Financials	5,192,367	—	5,192,367	—
Health Care	751,679	—	751,679	—
Industrials	620,520	—	620,520	—
Information Technology	1,265,125	—	1,265,125	—
Materials	1,357,555	—	1,357,555	—
Real Estate	618,474	—	618,474	—
Telecommunication Services	1,448,731	—	1,448,731	—
Utilities	425,137	—	425,137	—
Mutual funds	6,012,213	6,012,213	—	—

Total assets	$441,660,909	$331,378,782	$110,282,127	$—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by any of the Pro-Blend® Series as of April 30,2018.

China literature ltd. - right was a Level 3 security held as of October 31, 2017. However, this security is no longer held by the Series.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between levels during the six months ended April 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2018 is Pershing LLC, a BNY Mellon Company.

The following table presents the present value of derivatives held at April 30, 2018 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(103,323)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$515,769
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(2,117)

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(116,768)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$612,008
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(7,059)

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(156,074)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$816,459
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(12,422)

The average month-end balances for the six months ended April 30, 2018, the period in which such derivatives were outstanding, were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES
Options:
Average number of option contracts written	840	983	1,303
Average notional value of option contracts written	$8,359,432	$9,811,887	$13,016,509

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2018.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2014 through October 31, 2017. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for this role.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service (12b-1) fees, at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series	0.70%
Pro-Blend® Moderate Term Series	0.85%
Pro-Blend® Extended Term Series	0.85%
Pro-Blend® Maximum Term Series	0.85%

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

For the six months ended April 30, 2018, the Advisor waived the following amounts which are included as a reduction of expenses on the Statements of Operations:

SERIES/CLASS	WAIVER AMOUNT
Pro-Blend Moderate Term Series	$13,367
Pro-Blend Extended Term Series	39,115
Pro-Blend Maximum Term Series	73,671

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class R2 and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class R2 shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

	PURCHASES		SALES
SERIES	OTHER	GOVERNMENT	OTHER	GOVERNMENT
	ISSUERS		ISSUERS
Pro-Blend® Conservative Term Series	$262,397,275	$126,664,137	$307,846,062	$172,428,168
Pro-Blend® Moderate Term Series	170,918,739	80,107,522	212,702,285	127,335,489
Pro-Blend® Extended Term Series	166,727,434	83,327,591	205,612,796	116,600,768
Pro-Blend® Maximum Term Series	103,858,404	52,918,273	163,555,098	51,330,919

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R and Class R2 shares:

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,958,778	$82,009,422	9,432,882	$126,733,906
Reinvested	1,723,355	23,523,796	690,857	9,178,179
Repurchased	(7,335,614)	(100,532,164)	(19,846,186)	(267,809,092)

Total	346,519	$5,001,054	(9,722,447)	$(131,897,007)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,141,883	$22,375,906	8,379,550	$88,182,073
Reinvested	859,600	8,914,045	409,762	4,197,197
Repurchased	(6,215,413)	(66,293,367)	(17,312,832)	(184,806,157)

Total	(3,213,930)	$(35,003,416)	(8,523,520)	$(92,426,887)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	230,620	$2,345,478	327,790	$3,312,044
Reinvested	71,734	714,466	25,987	255,488
Repurchased	(448,541)	(4,453,667)	(962,879)	(9,662,205)

Total	(146,187)	$(1,393,723)	(609,102)	$(6,094,673)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	683,903	$6,862,230	1,461,640	$14,777,472
Reinvested	522,153	5,200,641	135,249	1,328,023
Repurchased	(1,540,510)	(15,446,154)	(3,596,927)	(36,136,109)

Total	(334,454)	$(3,383,283)	(2,000,038)	$(20,030,614)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,538,172	$21,107,695	3,606,565	$48,643,819
Reinvested	1,683,954	22,666,016	850,374	11,009,876
Repurchased	(6,535,321)	(89,290,788)	(12,633,045)	(170,384,253)

Total	(3,313,195)	$(45,517,077)	(8,176,106)	$(110,730,558)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,135,757	$11,524,406	8,503,985	$87,481,428
Reinvested	1,000,391	9,973,899	572,660	5,623,868
Repurchased	(2,390,183)	(24,478,227)	(25,268,653)	(265,560,412)

Total	(254,035)	$(2,979,922)	(16,192,008)	$(172,455,116)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	89,138	$949,937	344,032	$3,699,735
Reinvested	138,456	1,457,940	70,612	727,384
Repurchased	(403,800)	(4,348,160)	(1,162,387)	(12,606,863)

Total	(176,206)	$(1,940,283)	(747,743)	$(8,179,744)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	373,932	$3,820,571	1,039,576	$10,760,838
Reinvested	755,732	7,655,566	283,529	2,803,766
Repurchased	(1,141,917)	(11,809,833)	(3,046,835)	(31,535,623)

Total	(12,253)	$(333,696)	(1,723,730)	$(17,971,019)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,223,869	$21,500,586	2,255,438	$38,747,349
Reinvested	1,328,852	22,909,411	412,975	6,726,540
Repurchased	(3,925,751)	(68,893,977)	(10,683,421)	(181,791,515)

Total	(1,373,030)	$(24,483,980)	(8,015,008)	$(136,317,626)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,463,415	$14,021,858	12,201,332	$118,655,981
Reinvested	1,582,186	14,651,042	558,278	5,174,249
Repurchased	(3,284,313)	(32,050,301)	(39,058,958)	(392,590,574)

Total	(238,712)	$(3,377,401)	(26,299,348)	$(268,760,344)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	96,513	$1,055,027	294,649	$3,282,693
Reinvested	112,711	1,218,408	45,566	483,306
Repurchased	(358,356)	(4,028,405)	(1,310,115)	(14,697,871)

Total	(149,132)	$(1,754,970)	(969,900)	$(10,931,872)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	377,651	$3,911,453	1,175,907	$12,218,413
Reinvested	1,204,342	12,115,682	255,457	2,523,716
Repurchased	(1,641,899)	(16,881,334)	(4,032,929)	(41,950,558)

Total	(59,906)	$(854,199)	(2,601,565)	$(27,208,429)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	674,276	$14,320,064	1,435,686	$28,284,671
Reinvested	1,023,378	21,173,690	404,158	7,421,754
Repurchased	(2,904,452)	(61,865,329)	(7,367,075)	(144,168,928)

Total	(1,206,798)	$(26,371,575)	(5,527,231)	$(108,462,503)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	854,031	$9,247,174	7,931,943	$83,927,061
Reinvested	1,465,499	15,079,986	626,789	6,190,476
Repurchased	(2,375,677)	(25,869,445)	(28,303,596)	(314,016,017)

Total	(56,147)	$(1,542,285)	(19,744,864)	$(223,898,480)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	174,197	$2,349,226	334,618	$4,472,264
Reinvested	133,073	1,740,593	58,144	704,274
Repurchased	(317,236)	(4,357,472)	(950,033)	(12,610,442)

Total	(9,966)	$(267,653)	(557,271)	$(7,433,904)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE YEAR ENDED 10/31/17
TERM SERIES CLASS R2:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	283,171	$3,210,280	664,356	$7,380,136
Reinvested	645,934	7,027,766	185,278	1,900,023
Repurchased	(550,132)	(6,291,262)	(1,352,932)	(14,888,662)

Total	378,973	$3,946,784	(503,298)	$(5,608,503)

At April 30, 2018, one shareholder owned 10.2% of Pro-Blend® Conservative Term Series and one shareholder owned 19.0% of Pro-Blend® Moderate Term Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2018, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments and Loan Assignments (continued)

vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2018, the Series did not hold any loan assignments.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2017 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$14,878,681	$10,444,582	$11,918,950	$6,939,426
Long-term capital gains	2,226,779	13,857,262	9,253,591	16,023,167

At April 30, 2018, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$865,061,627	$593,632,268	$583,613,042	$394,145,189
Unrealized appreciation	39,410,904	34,084,771	45,351,341	62,419,835
Unrealized depreciation	(22,919,753)	(17,927,572)	(18,949,139)	(14,904,115)

Net unrealized appreciation	$16,491,151	$16,157,199	$26,402,202	$47,515,720

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 16, 2017, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration.

Representatives of the Advisor attended the meeting and presented additional oral information to the Board to assist the Board in its considerations. The discussion below outlines the materials and information presented to the Board in connection with the Board’s 2017 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the nature and quality of services provided by the Advisor under the Agreement for over 30 years including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the Advisor’s personnel who perform services to the Fund, the strength of its compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources in domestic and foreign financial markets. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the Advisor’s investments teams, including changes to the teams during the past year, investment team compensation and investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. The Board discussed with Representatives of the Advisor, short-term performance challenges in the Fund’s non-U.S. portfolios which have resulted in a downward trend in assets under management. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund, and the Series’ actual and comparative performance, especially over the current market cycle supported the renewal of the agreement.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Agreement. The Advisor presented the Board with information on firmwide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board considered the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board then considered whether economies of scale were being achieved by the Advisor with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their cap, noting that 26 Series of the Fund are currently receiving expense reimbursements from the Advisor. The Board concluded that based on the current fee structure and profitability, the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative and regulatory requirements related to operating a mutual fund. The Advisor also presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor. The advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and net expense ratios of each Series were compared and ranked (on both a mean and median basis) against funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. In addition, the Board considered fee reductions that went into effect for the Fund’s Target Series in October 2017, as well as projected fee and expense changes for certain Series approved by the Board in a prior Board meeting. These fee and expense changes would go into effect pursuant to a successful shareholder vote in 2018. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers and certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Fund.

	FOR	AGAINST	ABSTAIN
Pro-Blend Conservative Term	24,466,793	423,375	574,319
Pro-Blend Moderate Term	15,598,387	176,906	361,046
Pro-Blend Extended Term	10,379,957	331,985	680,494
Pro-Blend Maximum Term	5,081,375	223,869	1,272,514

{This page intentionally left blank}

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/18-SAR

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/17	ENDING ACCOUNT VALUE 4/30/18	EXPENSES PAID DURING PERIOD* 11/1/17-4/30/18	ANNUALIZED EXPENSE RATIO
Class K
Actual	$1,000.00	$1,060.70	$7.15	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class I
Actual	$1,000.00	$1,061.50	$5.78	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R6
Actual	$1,000.00	$1,062.40	$5.11	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Rainier International Discovery Series

Portfolio Composition as of April 30, 2018

(unaudited)

2

Rainier International Discovery Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 91.2%

Consumer Discretionary - 9.0%
Hotels, Restaurants & Leisure - 1.0%
Corporate Travel Management Ltd. (Australia)[1]	230,185	$4,285,718

Household Durables - 2.5%
Techtronic Industries Co. Ltd. (Hong Kong)[1]	1,775,000	10,398,290

Multiline Retail - 2.0%
Seria Co. Ltd. (Japan)[1]	169,300	8,296,452

Specialty Retail - 1.5%
Ace Hardware Indonesia Tbk PT (Indonesia)	50,692,568	4,736,772
Wilcon Depot, Inc. (Philippines)*[1]	8,004,132	1,660,856

		6,397,628

Textiles, Apparel & Luxury Goods - 2.0%
Moncler S.p.A (Italy)[1]	179,570	8,093,550

Total Consumer Discretionary		37,471,638

Consumer Staples - 10.1%
Beverages - 2.7%
Royal Unibrew A/S (Denmark)[1]	168,820	11,177,596

Food & Staples Retailing - 1.7%
Dino Polska S.A. (Poland)*[1,2]	173,454	4,665,400
Raia Drogasil S.A. (Brazil)	123,800	2,428,504

		7,093,904

Food Products - 3.1%
Ariake Japan Co. Ltd. (Japan)[1]	74,600	6,399,043
Wessanen (Netherlands)[1]	324,340	6,543,811

		12,942,854

Household Products - 2.6%
Pigeon Corp. (Japan)[1]	233,000	10,921,658

Total Consumer Staples		42,136,012

Energy - 3.1%
Energy Equipment & Services - 1.2%
Core Laboratories N.V. (United States)	40,435	4,951,266

Oil, Gas & Consumable Fuels - 1.9%
Petronet LNG Ltd. (India)[1]	1,164,665	3,946,912
Vermilion Energy, Inc. (Canada)	115,626	3,908,383

		7,855,295

Total Energy		12,806,561

Financials - 9.6%
Banks - 6.5%
Bank Tabungan Negara Persero Tbk PT (Indonesia)[1]	19,385,200	4,320,139
Canadian Western Bank (Canada)	168,465	4,470,269

The accompanying notes are an integral part of the financial statements.

3

Rainier International Discovery Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Federal Bank Ltd. (India)[1]	1,841,970	$2,700,115
FinecoBank Banca Fineco S.p.A. (Italy)[1]	720,825	8,583,412
Tisco Financial Group PCL (Thailand)[1]	1,282,900	3,598,689
Tisco Financial Group PCL-NVDR (Thailand)[1]	1,214,800	3,407,660

		27,080,284

Capital Markets - 2.4%
Edelweiss Financial Services Ltd. (India)[1]	980,130	4,176,292
St James’s Place plc (United Kingdom)[1]	175,035	2,726,587
Vontobel Holding AG (Switzerland)[1]	46,675	3,078,100

		9,980,979

Thrifts & Mortgage Finance - 0.7%
Indiabulls Housing Finance Ltd. (India)[1]	134,385	2,618,872

Total Financials		39,680,135

Health Care - 15.9%
Biotechnology - 1.6%
Abcam plc (United Kingdom)[1]	404,955	6,788,903

Health Care Equipment & Supplies - 7.1%
Ambu A/S - Class B (Denmark)[1]	358,265	8,308,597
BioMerieux (France)[1]	65,205	5,154,655
Carl Zeiss Meditec AG (Germany)[1]	102,655	6,981,783
DiaSorin S.p.A (Italy)[1]	58,540	5,515,968
Sartorius AG (Germany)[1]	22,920	3,520,527

		29,481,530

Health Care Providers & Services - 3.4%
Bumrungrad Hospital PCL (Thailand)[1]	370,300	2,223,226
Bumrungrad Hospital PCL-NVDR (Thailand)[1]	110,400	662,829
Fleury S.A. (Brazil)	244,294	1,820,769
Orpea (France)[1]	72,030	9,230,351

		13,937,175

Life Sciences Tools & Services - 1.7%
Bachem Holding AG (Switzerland)[1]	30,625	3,927,183
Siegfried Holding AG (Switzerland)[1]	8,960	3,113,428

		7,040,611

Pharmaceuticals - 2.1%
Dechra Pharmaceuticals plc (United Kingdom)[1]	234,965	8,825,451

Total Health Care		66,073,670

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 26.4%
Aerospace & Defense - 0.4%
Elbit Systems Ltd. (Israel)	16,155	$1,867,841

Building Products - 2.3%
Kingspan Group plc (Ireland)	75,985	3,440,976
Rockwool International A/S - Class B (Denmark)[1]	20,660	6,228,717

		9,669,693

Machinery - 11.8%
Daifuku Co. Ltd. (Japan)[1]	91,400	4,886,041
Harmonic Drive Systems, Inc. (Japan)[1]	108,200	5,152,343
Nissei ASB Machine Co. Ltd. (Japan)[1]	87,900	5,437,778
OC Oerlikon Corp. AG (Switzerland)[1]	596,315	9,627,054
Rotork plc (United Kingdom)[1]	816,425	3,681,956
Stabilus S.A. (Germany)[1]	60,715	5,457,965
Takeuchi Manufacturing Co. Ltd. (Japan)[1]	223,300	5,099,978
VAT Group AG (Switzerland)[1,2]	40,380	5,955,302
The Weir Group plc (United Kingdom)[1]	125,715	3,678,675

		48,977,092

Professional Services - 8.2%
51job, Inc. - ADR (China)*	44,710	3,690,363
en-japan, Inc. (Japan)[1]	107,100	5,006,719
Nihon M&A Center, Inc. (Japan)[1]	195,200	5,697,227
Persol Holdings Co. Ltd. (Japan)[1]	331,200	7,872,681
Teleperformance (France)[1]	72,520	11,654,120

		33,921,110

Road & Rail - 1.3%
Localiza Rent a Car S.A. (Brazil)	680,370	5,399,145

Trading Companies & Distributors - 1.0%
MISUMI Group, Inc. (Japan)[1]	147,300	4,064,951

Transportation Infrastructure - 1.4%
Malaysia Airports Holdings Berhad (Malaysia)[1]	2,462,500	5,641,555

Total Industrials		109,541,387

Information Technology - 11.8%
Electronic Equipment, Instruments & Components - 0.9%
Halma plc (United Kingdom)[1]	211,705	3,552,224

Internet Software & Services - 1.3%
XING SE (Germany)[1]	17,577	5,448,333

IT Services - 3.8%
Keywords Studios plc (Ireland)	199,775	5,000,082
My EG Services Berhad (Malaysia)[1]	7,424,400	4,923,046
TravelSky Technology Ltd. - Class H (China)[1]	1,886,000	5,509,060

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Investment Portfolio - April 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Vakrangee Ltd. (India)[1]	316,102	$471,619

		15,903,807

Semiconductors & Semiconductor Equipment - 1.3%
Melexis N.V. (Belgium)[1]	57,400	5,462,105

Software - 3.1%
Nemetschek SE (Germany)[1]	47,935	5,744,376
SimCorp A/S (Denmark)[1]	81,360	5,898,551
Temenos Group AG (Switzerland)[1]	9,785	1,231,227

		12,874,154

Technology Hardware, Storage & Peripherals - 1.4%
Logitech International S.A. (Switzerland)[1]	154,870	5,721,389

Total Information Technology		48,962,012

Materials - 5.3%
Chemicals - 5.3%
Chr. Hansen Holding A/S (Denmark)[1]	112,530	10,200,733
Elementis plc (United Kingdom)[1]	1,175,435	4,578,455
Frutarom Industries Ltd. (Israel)[1]	73,615	7,037,045

Total Materials		21,816,233

TOTAL COMMON STOCKS
(Identified Cost $308,393,270)		378,487,648

SHORT-TERM INVESTMENT - 7.8%

Dreyfus Government Cash Management[3], 1.60%,
(Identified Cost $32,413,918)	32,413,918	32,413,918

TOTAL INVESTMENTS - 99.0%
(Identified Cost $340,807,188)		410,901,566
OTHER ASSETS, LESS LIABILITIES - 1.0%		4,293,096

NET ASSETS - 100%		$415,194,662

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,620,702 or 2.6% of the Series’ net assets as of April 30, 2018.

3Rate shown is the current yield as of April 30, 2018.

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Investment Portfolio - April 30, 2018

(unaudited)

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Japan - 16.6%; Denmark - 10.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Statement of Assets & Liabilities

April 30, 2018 (unaudited)

ASSETS:
Investments, at value (identified cost $340,807,188) (Note 2)	$410,901,566
Foreign currency, at value (cost $391,579)	390,284
Receivable for securities sold	6,934,747
Receivable for fund shares sold	1,406,722
Dividends receivable	1,123,415
Foreign tax reclaims receivable	315,657
Prepaid and other expenses	40,753

TOTAL ASSETS	421,113,144

LIABILITIES:
Accrued management fees (Note 3)	364,640
Accrued sub-transfer agent fees (Note 3)	180,555
Accrued distribution and service (Rule 12b-1) fees (Class K) (Note 3)	29,346
Accrued fund accounting and administration fees (Note 3)	22,927
Accrued Directors’ fees (Note 3)	1,583
Accrued Chief Compliance Officer service fees (Note 3)	589
Accrued foreign capital gains tax (Note 2)	41,851
Payable for securities purchased	4,746,221
Payable for fund shares repurchased	389,897
Other payables and accrued expenses	140,873

TOTAL LIABILITIES	5,918,482

TOTAL NET ASSETS	$415,194,662

NET ASSETS CONSIST OF:
Capital stock	$188,735
Additional paid-in-capital	327,518,844
Undistributed net investment income	847,360
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	16,602,841
Net unrealized appreciation on investments (net of foreign capital gains tax of $41,851), foreign currency and translation of other assets and liabilities	70,036,882

TOTAL NET ASSETS	$415,194,662

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class K ($143,459,899/6,563,109 shares)	$21.86

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($271,711,957/12,309,395 shares)	$22.07

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R6 ($22,806/1,033 shares)	$22.08

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Statements of Operations

For the Six Months Ended April 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld, $372,679)	$3,028,149

EXPENSES:
Management fees (Note 3)	1,599,053
Sub-transfer agent fees (Note 3)	189,983
Distribution and service (Rule 12b-1) fees (Class K) (Note 3)	165,131
Fund accounting and administration fees (Note 3)	41,383
Directors’ fees (Note 3)	13,635
Chief Compliance Officer service fees (Note 3)	2,273
Custodian fees	87,150
Miscellaneous	109,322

Total Expenses	2,207,930
Less reduction of expenses (Note 3)	(25,883)

Net Expenses	2,182,047

NET INVESTMENT INCOME (LOSS)	846,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on-
Net realized gain (loss) on investments	20,500,326
Foreign currency and translation of other assets and liabilities	12,083

20,512,409

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $370,351)	(2,970,560)
Foreign currency and translation of other assets and liabilities	(21,632)

(2,992,192)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	17,520,217

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,366,319

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/18	FOR THE PERIOD 4/1/17 TO 10/31/17	FOR THE YEAR ENDED 3/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$846,102	$490,149	$(116,105)
Net realized gain (loss) on investments and foreign currency	20,512,409	11,905,891	(11,682,251)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,992,192)	44,086,385	14,933,038

Net increase from operations	18,366,319	56,482,425	3,134,682

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class I)	(268,365)	—	—
From net investment income (Class R6)	(39)	—	—

Total distributions to shareholders	(268,404)	—	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	86,721,770	61,145,797	13,043,608

Net increase in net assets	104,819,685	117,628,222	16,178,290

NET ASSETS:

Beginning of period	310,374,977	192,746,755	176,568,465

End of period (including undistributed net investment income of $847,360, $269,662 and $25,773, respectively)	$415,194,662	$310,374,977	$192,746,755

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Financial Highlights - Class K1

	FOR THE SIX MONTHS ENDED	FOR THE PERIOD	FOR THE YEARS ENDED				FOR THE PERIOD
	04/30/18 (UNAUDITED)	4/1/17 TO 10/31/17	3/31/17	3/31/16	3/31/15	3/31/14	11/30/12[2] TO 3/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.61	$16.44	$15.93	$15.45	$15.56	$12.89	$11.21

Income (loss) from investment operations:
Net investment income (loss)[3]	0.02	0.02	(0.02)	(0.09)	0.01	(0.10)	0.04
Net realized and unrealized gain on investments	1.23	4.15	0.53	0.58	0.61	3.03	1.67

Total from investment operations	1.25	4.17	0.51	0.49	0.62	2.93	1.71

Less distributions to shareholders:
From net investment income	—	—	—	—	—	(0.00)[4]	(0.03)
From net realized gain on investments	—	—	—	(0.01)	(0.73)	(0.26)	—

Total distributions to shareholders	—	—	—	(0.01)	(0.73)	(0.26)	(0.03)

Net asset value - End of period	$21.86	$20.61	$16.44	$15.93	$15.45	$15.56	$12.89

Net assets - End of period (000’s omitted)	$143,460	$120,399	$78,260	$99,944	$4,058	$2,939	$65

Total return[5]	6.07%	25.36%	3.14%	3.22%	4.55%	22.91%	15.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.40%[6]	1.49%[6,7]	1.51%[7]	1.50%	1.50%	1.50%	1.50%[6]
Net investment income (loss)	0.23%[6]	0.20%[6]	(0.12%)	(0.56%)	0.06%	(0.66%)	0.89%[6]
Portfolio turnover	42%	46%	123%	93%	111%	80%	78%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%[6]	0.21%[6]	0.14%	0.14%	0.32%	0.33%	1.28%[6]

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class K shares of the Series were formerly Class A shares of the Predecessor Fund.

2Commencement of operations.

3Calculated based on average shares outstanding during the periods.

4Less than $0.01.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. See Note 1 to the financial statements.

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class I1

	FOR THE SIX MONTHS ENDED	FOR THE PERIOD	FOR THE YEARS ENDED
	04/30/18 (UNAUDITED)	04/1/17 TO 10/31/17	3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.81	$16.58	$16.02	$15.50	$15.58	$12.89	$10.02

Income (loss) from investment operations:
Net investment income (loss)	0.07 [2]	0.05 [2]	0.00 [2,3]	(0.03)[2]	0.04 [2]	0.01 [2]	0.02
Net realized and unrealized gain on investments	1.22	4.18	0.56	0.56	0.62	2.95	2.88

Total from investment operations	1.29	4.23	0.56	0.53	0.66	2.96	2.90

Less distributions to shareholders:
From net investment income	(0.03)	—	—	—	(0.01)	(0.01)	(0.03)
From net realized gain on investments	—	—	—	(0.01)	(0.73)	(0.26)	—

Total distributions to shareholders	(0.03)	—	—	(0.01)	(0.74)	(0.27)	(0.03)

Net asset value - End of period	$22.07	$20.81	$16.58	$16.02	$15.50	$15.58	$12.89

Net assets - End of period (000’s omitted)	$271,712	$189,955	$114,487	$76,624	$40,356	$30,323	$20,376

Total return[4]	6.20%	25.51%	3.43%	3.47%	4.81%	23.15%	29.00%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.13%[5]	1.24%[5,6]	1.26%[6]	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.62%[5]	0.41%[5]	0.01%	(0.19%)	0.40%	0.08%	0.18%
Portfolio turnover	42%	46%	123%	93%	111%	80%	78%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.11%[5]	0.07%	0.06%	0.27%	0.36%	1.17%

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class I shares of the Series were formerly Institutional shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. See Note 1 to the financial statements.

The accompanying notes are an integral part of the financial statements.

12

Rainier International Discovery Series

Financial Highlights - Class R6

	FOR THE SIX MONTHS ENDED 04/30/18 (UNAUDITED)	FOR THE PERIOD 8/21/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.82	$19.40

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.01
Net realized and unrealized gain (loss) on investments	1.25	1.41

Total from investment operations	1.30	1.42

Less distributions to shareholders:
From net investment income	(0.04)	—

Total distributions to shareholders	(0.04)	—

Net asset value - End of period	$22.08	$20.82

Net assets - End of period (000’s omitted)	$23	$21

Total return[3]	6.24%	7.32%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	1.00%	1.00%
Net investment income[4]	0.50%	0.14%
Portfolio turnover	42%	46%

* The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts[4] :
	0.04%	0.17%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue three classes of shares (Class K, Class I and Class R6). Class R6 shares of the Series were issued on August 21, 2017. Each class of shares is substantially the same, except that Class K shares bear Distribution and Service (12b-1) Fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million have been designated as Rainier International Discovery Series Class K common stock, 100 million have been designated as Rainier International Discovery Series Class I common stock and 100 million have been designated as Rainier International Discovery Series Class R6 common stock.

Reorganization

The Series is the successor in interest to the Rainier International Discovery Fund (the “Predecessor Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds (“Predecessor Trust”), that was advised by Rainier Investment Management, LLC (an affiliated advisor of the Fund). The shareholders of the Predecessor Fund approved the reorganization of the Institutional shares and Class A shares of the Predecessor Fund with and into the Class I and Class K shares of the Series, respectively. Effective as of the close of business on August 21, 2017 (the “merger date”), the assets and liabilities of the Predecessor Fund were transferred to the Series.

The investment portfolio of the Predecessor Fund, with fair value of $271,784,669 and identified cost of $213,126,044 on August 21, 2017 was the principal asset acquired. Net assets and shares outstanding on August 21, 2017 were $163,001,355 and 8,409,569 for Institutional shares and $111,408,266 and 5,801,583 for Class A shares, respectively, all of which were transferred by a tax-free exchange into the Fund at Net Asset Value at the close of business on August 21, 2017. For financial reporting purposes, assets received and shares issued by the Series were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

As the Series was a shell fund prior to the merger date, the results of operations for the year ended October 31, 2017 represents the pro-forma results. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been included in the Series’ Statement of Operations since the merger date, August 21, 2017.

The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization. The fiscal year end of the Predecessor Fund was March 31, 2017. Operations prior to August 21, 2017 were for the Predecessor Fund. The Series changed its fiscal year end to October 31, 2017 to reflect the fiscal year end of the Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

14

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is applied as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$37,471,638	$8,093,550	$29,378,088	$—
Consumer Staples	42,136,012	13,606,100	28,529,912	—
Energy	12,806,561	8,859,649	3,946,912	—
Financials	39,680,135	7,877,929	31,802,206	—
Health Care	66,073,670	1,820,769	64,252,901	—

15

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$109,541,387	$33,464,187	$76,077,200	$—
Information Technology	48,962,012	5,000,082	43,961,930	—
Materials	21,816,233	—	21,816,233	—
Mutual fund	32,413,918	32,413,918	—	—

Total assets	$410,901,566	$111,136,184	$299,765,382	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 and April 30, 2018.

During the six months ended April 30, 2018, the Series had transfers of $194,386,332 or 62.63% of net assets as of October 31, 2017 from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to a decline or an increase in market activity, e.g., frequency of trades, which resulted in a decrease or increase in available market inputs to determine price. The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the three years ended March 31, 2014 through March 31, 2017 and the period ended October 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”). The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for each role.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class K shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed, until at least February 28, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of Distribution and Service (12b-1) Fees, at no more than 1.15% of the average daily net assets of the Class K and Class I shares, and 1.00% of the average daily net assets of the Class R6 shares. Accordingly, the Advisor waived fees of $25,883 for the six months ended April 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

During the six months ended April 30, 2018, a trade processing error was discovered for which it was determined that the Advisor would reimburse the Series $10,472. The impact of the Advisor’s contribution on the Series’ total return was immaterial. As of April 30, 2018, the respective amount is included in net realized gain (loss) on investments on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class K shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares. There are no distribution and service fees on the Class I or Class R6 shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

18

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $203,529,521 and $143,087,812 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class K, Class I and Class R6 shares of Rainier International Discovery Series were:

CLASS K	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 4/1/17 TO 10/31/17[1]		FOR THE YEAR ENDED 3/31/17
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,700,482	$37,323,385	2,331,969	$42,030,540	3,301,733	$52,333,976
Repurchased	(978,773)	(21,409,376)	(1,251,334)	(23,258,210)	(4,816,056)	(74,302,136)

Total	721,709	$15,914,009	1,080,635	$18,772,330	(1,514,323)	$(21,968,160)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 4/1/17 TO 10/31/17[1]		FOR THE YEAR ENDED 3/31/17
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,947,576	$87,698,568	3,005,098	$56,814,033	4,535,287	$73,098,443
Reinvested	6,335	132,393	—	—	—	—
Repurchased	(770,533)	(17,022,390)	(786,025)	(14,460,565)	(2,411,693)	(38,086,675)

Total	3,183,378	$70,808,571	2,219,073	$42,353,468	2,123,594	$35,011,768

CLASS R6	FOR THE SIX MONTHS ENDED 4/30/18		FOR THE PERIOD 8/21/17 (COMMENCEMENT OF OPERATIONS) TO 10/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	929	$20,547	1,045	$20,286
Reinvested	2	39	—	—
Repurchased	(929)	(21,396)	(14)	(287)

Total	2	$(810)	1,031	$19,999

1Includes capital stock transactions for the predecessor fund, Rainier International Discovery Fund.

At April 30, 2018, one shareholder account owned 13.9% of the Series. In addition, the Advisor and its affiliates owned less than 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk

19

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year.

At April 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$342,419,969
Unrealized appreciation	72,078,878
Unrealized depreciation	(3,597,281)

Net unrealized appreciation	$68,481,597

At October 31, 2017 the Series had net short-term capital loss carryforwards of $2,856,345 carryforwards, which may be carried forward indefinitely.

20

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21

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/18-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the last fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4) Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 6/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 6/21/2018

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: 6/21/2018